UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22811

Bridge Builder Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Elaine E. Richards, Secretary

Bridge Builder Trust

c/o 2020 East Financial Way

Glendora, CA 91741

(Name and address of agent for service)

414-287-3700

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2015

Date of reporting period: June 30, 2015

Item 1. Reports to Stockholders.

Bridge Builder MUTUAL FUNDS Annual Report June 30, 2015 Bridge Builder Bond Fund Bridge Builder Large Cap Growth Fund Bridge Builder Large Cap Value Fund Bridge Builder Small/Mid Cap Growth Fund Bridge Builder Small/Mid Cap Value Fund

Annual Report • June 30, 2015

Bridge Builder Mutual Funds

Letter to Shareholders

Dear Shareholder,

It is our pleasure to provide you with the Bridge Builder Mutual Funds annual report for the 12 month period ended June 30, 2015. In this report you will find performance information and commentary from each of the mutual fund portfolio management teams, summaries of portfolio holdings, financial statements and other important information about the Bridge Builder Mutual Funds.

On April 27, 2015, four U.S. equity mutual funds were added to the Bridge Builder lineup: Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund and Bridge Builder Small/Mid Cap Value Fund. These mutual funds join the Bridge Builder Bond Fund, which was launched in 2013.

The Bridge Builder Mutual Funds are available exclusively through Edward Jones Advisory Solutions®, a mutual fund advisory program. Each Bridge Builder Fund uses a multi-manager structure, for which several leading asset management firms are selected to invest portions of a Fund’s assets. Each manager within a Fund brings a unique perspective and investment approach. These managers are selected by Olive Street Investment Advisers, LLC, an affiliate of Edward Jones. Olive Street strives to combine complementary investment styles, performance patterns and portfolio characteristics and to invest in high-quality strategies that have generally demonstrated a track record of success. We select managers we expect to use for the long-term. The Funds are managed according to the key tenets of our investment philosophy: diversification, long-term approach and high quality.

For details about individual fund performance and market commentary, please refer to the Management’s Discussion of Fund Performance section of this report for each Fund.

Thank you for choosing Bridge Builder Mutual Funds. We look forward to playing an important role in helping you pursue your financial goals.

Sincerely,

William H. Broderick, III	Chairman, Bridge Builder Trust

William E. Fiala	Vice President, Olive Street Investment Advisers Principal, Edward Jones Investment Advisory

Annual Report • June 30, 2015	1

Bridge Builder Bond Fund

Management’s Discussion of Fund Performance

The year ending June 30 was generally positive for bond markets. Over this period the Barclays U.S. Aggregate Bond Index returned 1.86%. A decline in interest rates during the period provided a constructive backdrop. The yield on the 10-year Treasury note began at 2.57% and ended the period at 2.35%. This was a positive driver of returns in the market, particularly for government bonds. These tend to be most sensitive to changes in interest rates. However, there was heightened volatility in interest rates. This increased volatility was partly driven by market participants’ anticipation of a potential change in Federal Reserve policy. The Federal Reserve has shifted communication that it may be getting closer to raising short-term interest rates but has reiterated its decision will be data dependent. Thus far, uneven economic data has delayed a change in Fed policy. Corporate bonds also had positive performance during the period, although the returns were lower than government bonds. Investors generally had less appetite for riskier bonds, which resulted in credit spreads increasing. This held back returns of the corporate sector.

Over this same period, the Bridge Builder Bond Fund returned 2.01%, which outperformed the Barclays U.S. Aggregate Bond Index (the “Index”). The general decline in rates over the period was an overall positive contributor to performance. The Fund’s largest sector exposure is to securitized bonds, such as mortgage backed securities and asset backed securities. This sector was one of the best performing areas of the market with returns only slightly lower than Treasuries. This was the largest contributor to the Fund’s absolute performance. Relative to the Index the Fund is overweight securitized bonds, which was a significant contributor to the positive relative performance. The Fund also benefited from its selection of individual bonds, particularly within the corporate and mortgage sectors. Overall, the Fund’s duration, a measure of interest rate risk, was in-line with the benchmark and had no material impact on relative performance.

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Bond Fund from its inception (October 28, 2013) to June 30, 2015 as compared with the Barclays U.S. Aggregate Bond Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2015

vs.

Barclays U.S. Aggregate Bond Index

	Total returns for the year ended June 30, 2015
	3-Month	6-Month	12-Month	Since Inception (Annualized)
Bridge Builder Bond Fund	-1.66%	0.07%	2.01%	2.95%
Barclays U.S. Aggregate Bond Index	-1.68%	-0.10%	1.86%	2.84%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

The Barclays U.S. Aggregate Bond Index measures the broad market for U.S. dollar-denominated investment grade fixed-rate taxable bond market. Index returns reflect the change in value, principal payments and interest of bonds in the index. The Fund's portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

2	Annual Report • June 30, 2015

Bridge Builder Large Cap Growth Fund

Management’s Discussion of Fund Performance

Since the Bridge Builder Large Cap Growth Fund commenced operations on April 27, 2015, the broad U.S. equity market has fallen slightly. Within the large-capitalization portion of the market there were minimal differences in performance between value and growth style stocks and between high- and low-quality stocks. Over this short time period, the higher-dividend-yielding portions of the market such as utilities, REITs and telecommunications underperformed the broader market. This underperformance was likely driven by interest rates rising during the period. The energy sector also lagged the broad market. Health care was the strongest-performing sector of the market.

For the period starting April 27, 2015, and ending June 30, 2015, the Bridge Builder Large Cap Growth fund returned -1.70%. The Fund outperformed the -2.15% return of the Russell 1000 Growth Index (the “Index”) for the same period. Over this short period of time, the Fund’s allocations to information technology, industrials and energy securities were less than the Index. These allocations benefited relative performance, as those areas lagged the broad market. Stock selection in the financial services sector was the biggest driver of outperformance across the Fund. This was only modestly offset by poor stock selection in the consumer staples space.

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Large Cap Growth Fund from its inception (April 27, 2015) to June 30, 2015 as compared with the Russell 1000 Growth Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2015

vs.

Russell 1000 Growth Index

Total returns for the period ended June 30, 2015
Since Inception
Bridge Builder Large Cap Growth Fund	-1.70%
Russell 1000 Growth Index	-2.15%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forcasted growth values. The Fund's portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

Annual Report • June 30, 2015	3

Bridge Builder Large Cap Value Fund

Management’s Discussion of Fund Performance

Since the Bridge Builder Large Cap Value Fund commenced operations on April 27, 2015, the broad U.S. equity market has fallen slightly. Within the large-capitalization portion of the market there were minimal differences in performance between value and growth style stocks and between high- and low-quality stocks. Over this short time period, the higher-dividend-yielding portions of the market such as utilities, REITs and telecommunications underperformed the broader market. This underperformance was likely driven by interest rates rising during the period. The energy sector also lagged the broad market. Health care was the strongest-performing sector of the market.

For the period starting April 27, 2015, and ending June 30, 2015, the Bridge Builder Large Cap Value Fund returned -1.62%. The Fund underperformed the -1.31% return of the Russell 1000 Value Index (the “Index”) for the same period. Over this short period of time, the Fund’s allocation to energy, utilities and REIT securities was less than the Index. This allocation benefited relative performance, as those sectors lagged the broad market. The Fund had less allocated to financial services stocks than the Index. This hurt relative performance. The Fund’s holdings in the industrials sector also detracted from performance, as some of these holdings were negatively affected by falling gold prices.

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Large Cap Value Fund from its inception (April 27, 2015) to June 30, 2015 as compared with the Russell 1000 Value Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2015

vs.

Russell 1000 Value Index

Total returns for the period ended June 30, 2015
Since Inception
Bridge Builder Large Cap Value Fund	-1.62%
Russell 1000 Value Index	-1.31%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Fund's portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

4	Annual Report • June 30, 2015

Bridge Builder Small/Mid Cap Growth Fund

Management’s Discussion of Fund Performance

Since the Bridge Builder Small/Mid Cap Growth Fund commenced operations on April 27, 2015, the broad U.S. equity market has fallen slightly. Over this short period of time, within the small- and mid-capitalization portion of the market, growth stocks outperformed value stocks. The higher-dividend-yielding portions of the market such as utilities, REITs and telecommunications underperformed the broader market. This underperformance was likely driven by interest rates rising during the period. The energy sector also lagged the broad market. Health care was the strongest-performing sector of the market.

For the period starting April 27, 2015, and ending June 30, 2015, the Bridge Builder Small/Mid Cap Growth Fund returned -0.40%. The Fund underperformed the 0.28% return of the Russell 2500 Growth Index (the “Index”) for the same period. Over this short period of time, the Fund’s relative performance benefited from underweighting consumer discretionary, industrials and materials, as each of these areas lagged the Index. However, the Fund’s overweight energy and underweight health care and information technology positions detracted from Fund performance. Stock selection was an overall headwind for the Fund, particularly in the consumer discretionary and information technology sectors. However, strong stock selection in the financial services sector was the single largest source of outperformance for the Fund.

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Small/Mid Cap Growth Fund from its inception (April 27, 2015) to June 30, 2015 as compared with the Russell 2500 Growth Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2015

vs.

Russell 2500 Growth Index

Total returns for the period ended June 30, 2015
Since Inception
Bridge Builder Small/Mid Cap Growth Fund	-0.40%
Russell 2500 Growth Index	0.28%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

The Russell 2500 Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 Index companies with higher price-to-book ratios and higher forcasted growth values. The Fund's portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

Annual Report • June 30, 2015	5

Bridge Builder Small/Mid Cap Value Fund

Management’s Discussion of Fund Performance

Since the Bridge Builder Small/Mid Cap Value Fund commenced operations on April 27, 2015, the broad U.S. equity market has fallen slightly. Over this short period of time, within the small- and mid-capitalization portion of the market, growth stocks outperformed value stocks. The higher-dividend-yielding portions of the market such as utilities, REITs and telecommunications underperformed the broader market. This underperformance was likely driven by interest rates rising during the period. The energy sector also lagged the broad market. Health care was the strongest-performing sector of the market.

For the period beginning April 27, 2015 and ending June 30, 2015, the Bridge Builder Small/Mid Cap Value Fund returned -1.30%. The Fund underperformed the -1.23% return of the Russell 2500 Value Index (the “Index”) for the same period. The Fund’s relative performance benefited from underweighting utilities and overweighting health care. The Fund’s performance was also aided by its energy holdings, which outperformed the energy portion of the Index. The Fund’s holdings in the health care and technology sectors underperformed the Index’s holdings in those areas.

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Small/Mid Cap Value Fund from its inception (April 27, 2015) to June 30, 2015 as compared with the Russell 2500 Value Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2015

vs.

Russell 2500 Value Index

Total returns for the period ended June 30, 2015
Since Inception
Bridge Builder Small/Mid Cap Value Fund	-1.30%
Russell 2500 Value Index	-1.23%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

The Russell 2500 Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 Index companies with lower price-to-book ratios and lower forcasted growth values. The Fund's portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

6	Annual Report • June 30, 2015

Bridge Builder Mutual Funds

Management’s Discussion of Fund Performance

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Must be preceded or accompanied by a prospectus which contains more complete information including investment objectives, risks, charges, and expenses. Your financial adviser can provide you with a current prospectus, which contains this and other important information that should be read carefully prior to investing.

Diversification does not guarantee a profit or protect from loss in a declining market.

Past performance does not guarantee future results. Short term performance, in particular, is not a good indication of a fund’s future performance, and an investment should not be made solely on returns.

Mutual fund investing involves risk. The value of your investment in the Funds could go down as well as up. You may lose money investing in the Funds, including the loss of principal. Investing in the bond market is subject to certain risks including market, credit, interest-rate, liquidity and reinvestment risk. Investments in asset-backed, mortgage-related and mortgage-backed securities may be more sensitive to changes in interest rates, prepayments and impairment of the value of the collateral underlying the security. Investments in derivatives may be more sensitive to market, counterparty, liquidity and correlation risk. Investments in U.S dollar-denominated foreign securities (including emerging markets) may be more sensitive to currency fluctuations, political and economic instability, differing government regulations and liquidity risk. Investments in real estate investment trusts (REITs) may be affected by changes in the value of underlying properties and tenant credit quality. Investments in small and mid-cap companies may involve additional risks such as limited liquidity and greater volatility than larger companies. Multi-investment management styles may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them.

The Bridge Builder Funds are distributed by Quasar Distributors, LLC.

Annual Report • June 30, 2015	7

Bridge Builder Mutual Funds

Expenses

Expense Example

For the Period Ended June 30, 2015

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees and sub-adviser fees, and other Fund expenses; and (2) annual Edward Jones Advisory Solutions® program and administrative fees which are charged outside of the Funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015, to June 30, 2015 for the Bridge Builder Bond Fund. For the Bridge Builder Large Cap Growth, Large Cap Value, Small/Mid Cap Growth and Small/Mid Cap Value Funds, the example is based on the period from April 27, 2015 (the inception date of the Funds) to June 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of owning shares of a Fund only and do not reflect any annual Edward Jones Advisory Solutions® program and administrative fees. If fees of Edward Jones Advisory Solutions® had been included, your costs would have been higher.

		Beginning account value	Ending account value	Annualized Expense Ratio	Expenses paid during the period
Bridge Builder Bond Fund				0.19%
	Actual	$1,000.00	$1,000.70		$0.94	*
	Hypothetical	$1,000.00	$1,023.85		$0.95	*
Bridge Builder Large Cap Growth Fund				0.37%
	Actual	$1,000.00	$983.00		$0.65	**
	Hypothetical	$1,000.00	$1,008.25		$0.66	**
Bridge Builder Large Cap Value Fund				0.40%
	Actual	$1,000.00	$983.80		$0.71	**
	Hypothetical	$1,000.00	$1,008.19		$0.72	**
Bridge Builder Small/Mid Cap Growth Fund				0.49%
	Actual	$1,000.00	$996.00		$0.87	**
	Hypothetical	$1,000.00	$1,008.03		$0.88	**
Bridge Builder Small/Mid Cap Value Fund				0.62%
	Actual	$1,000.00	$987.00		$1.10	**
	Hypothetical	$1,000.00	$1,007.80		$1.11	**

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). Expenses do not include Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Fund.
**	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 65/365 (to reflect the period since the Funds’ inception on April 27, 2015). Expenses do not include Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Funds.

8	Annual Report • June 30, 2015

Bridge Builder Bond Fund

Portfolio Composition

Investments by Security Type as of June 30, 2015

(As a Percentage of Total Investments)

Annual Report • June 30, 2015	9

Bridge Builder Bond Fund

Summary Schedule of Investments

June 30, 2015

	Principal Amount	Value	Percentage of Net Assets
BONDS & NOTES
Asset-Backed Obligations
Chase Issuance Trust, 0.65%, Apr. 2019	$16,700,000	$16,600,067	0.19%
OneMain Financial Issuance Trust, 2.57%, Jul. 2025 (2)	17,662,000	17,675,423	0.21%
Synchrony Credit Card Master Note Trust, 0.64%, Mar. 2020	17,700,000	17,716,727	0.21%
Other Securities (1)(2)	770,604,445	752,958,230	8.74%
Total Asset-Backed Obligations		$804,950,447	9.35%
Corporate Bonds
Basic Materials
Various Securities (2)	$118,824,000	$121,481,197	1.41%
Total Basic Materials		121,481,197	1.41%
Communications
Various Securities (2)	200,441,933	206,600,442	2.40%
Total Communications		206,600,442	2.40%
Consumer Cyclical
Various Securities (2)	112,347,730	116,101,234	1.35%
Total Consumer Cyclical		116,101,234	1.35%
Consumer Non-cyclical
Various Securities (2)	284,542,726	290,455,028	3.37%
Total Consumer Non-cyclical		290,455,028	3.37%
Diversified
Various Securities (2)	7,597,000	8,486,760	0.10%
Total Diversified		8,486,760	0.10%
Energy
Various Securities (2)	289,931,000	295,531,912	3.43%
Total Energy		295,531,912	3.43%
Financials
American International Group, Inc., 6.40%, Dec. 2020	15,100,000	17,895,916	0.21%
Bank of America Corp, 5.88%, Jan. 2021	15,340,000	17,534,602	0.20%
Goldman Sachs Group, Inc., 5.75%, Jan. 2022	17,547,000	19,938,305	0.23%
Other Securities (2)	1,053,275,482	1,100,521,977	12.78%
Total Financials		1,155,890,800	13.42%
Industrials
Various Securities (2)	84,511,084	85,001,296	0.99%
Total Industrials		85,001,296	0.99%
Technology
Various Securities	80,409,000	81,326,240	0.94%
Total Technology		81,326,240	0.94%
Utilities
Various Securities (2)	123,274,303	128,975,888	1.50%
Total Utilities		128,975,888	1.50%
Total Corporate Bonds		$2,489,850,797	28.91%

The accompanying notes are an integral part of these financial statements.

10	Annual Report • June 30, 2015

Bridge Builder Bond Fund

Summary Schedule of Investments

June 30, 2015 (Continued)

	Principal Amount	Value	Percentage of Net Assets
Government Related
U.S. Treasury
U.S. Treasury Bond, 2.75%, Nov. 2042	$17,685,000	$16,376,593	0.19%
U.S. Treasury Bond, 2.88%, May 2043 (5)	25,625,000	24,303,724	0.28%
U.S. Treasury Bond, 3.50%, Feb. 2039	104,519,100	112,178,364	1.30%
U.S. Treasury Bond, 4.38%, Feb. 2038	15,710,000	19,245,975	0.22%
U.S. Treasury Bond, 5.25%, Nov. 2028	49,415,500	64,294,211	0.75%
U.S. Treasury Inflation Indexed Bond, 0.13%, Apr. 2020 (3)	20,600,629	20,732,596	0.24%
U.S. Treasury Note, 1.25%, Nov. 2018	89,945,000	90,113,647	1.05%
U.S. Treasury Note, 1.50%, Aug. 2018	21,561,000	21,827,149	0.25%
U.S. Treasury Note, 1.50%, Dec. 2018	19,265,000	19,442,604	0.23%
U.S. Treasury Note, 1.63%, Apr. 2019	39,785,000	40,204,612	0.47%
U.S. Treasury Note, 2.00%, Oct. 2021	16,000,000	16,012,496	0.19%
U.S. Treasury Note, 2.63%, Aug. 2020	37,034,000	38,709,196	0.45%
U.S. Treasury Note, 3.13%, May 2019	20,774,000	22,156,759	0.26%
U.S. Treasury Note, 3.25%, Dec. 2016	20,315,000	21,145,051	0.25%
U.S. Treasury Note, 3.50%, Feb. 2018	41,363,000	44,138,830	0.51%
U.S. Treasury Strip Coupon, 0.00%, Aug. 2018	21,739,000	21,020,265	0.24%
U.S. Treasury Strip Coupon, 0.00%, Aug. 2019	22,357,000	21,020,655	0.24%
U.S. Treasury Strip Coupon, 0.00%, Aug. 2020	25,243,000	23,031,814	0.27%
U.S. Treasury Strip Coupon, 0.00%, Aug. 2023	19,635,000	16,218,294	0.19%
U.S. Treasury Strip Coupon, 0.00%, Feb. 2022	33,917,000	29,452,471	0.34%
U.S. Treasury Strip Coupon, 0.00%, Feb. 2023	61,562,000	51,785,954	0.60%
U.S. Treasury Strip Coupon, 0.00%, May 2019	20,278,000	19,202,718	0.22%
U.S. Treasury Strip Coupon, 0.00%, May 2020	37,115,000	34,049,746	0.40%
U.S. Treasury Strip Coupon, 0.00%, May 2023	33,770,000	28,089,076	0.33%
United States Treasury Note/Bond, 0.75%–8.88%, Oct. 2016–Feb. 2045	270,784,000	295,901,446	3.44%

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2015	11

Bridge Builder Bond Fund

Summary Schedule of Investments

June 30, 2015 (Continued)

	Principal Amount	Value	Percentage of Net Assets
Government Related – (continued)
U.S. Treasury – (continued)
United States Treasury Strip Coupon, 0.00%, Aug. 2015–May 2036	$459,900,000	$341,414,853	3.96%
Other Securities (3)	30,190,612	16,655,686	0.19%
Total U.S. Treasury		1,468,724,785	17.06%
Other Government Related
Federal Home Loan Banks, 0.50%, Sep. 2016	18,390,000	18,392,593	0.21%
Residual Funding Corp Principal Strip, 0.00%, Jul. 2020	37,494,000	33,900,950	0.39%
Other Securities (2)	223,817,000	227,434,616	2.64%
Total Other Government Related		279,728,159	3.24%
Total Government Related		$1,748,452,944	20.30%

Mortgage-Backed Obligations
Fannie Mae, 3.00%, Jul. 2042 (4)	$18,500,000	$18,387,263	0.21%
Fannie Mae, 3.00%, May 2043	19,072,944	19,044,941	0.22%
Fannie Mae, 3.00%, Aug. 2043	18,824,368	18,796,346	0.22%
Fannie Mae, 3.09%, Apr. 2027	23,211,000	22,936,228	0.27%
Fannie Mae, 3.50%, Jan. 2024	16,000,000	16,768,960	0.19%
Fannie Mae, 3.50%, Aug. 2040 (4)	22,000,000	22,570,195	0.26%
Fannie Mae, 3.50%, Feb. 2041	18,652,600	19,234,748	0.22%
Fannie Mae, 3.50%, Nov. 2042	18,246,575	18,831,571	0.22%
Fannie Mae, 3.50%, Jul. 2043	16,950,541	17,481,990	0.20%
Fannie Mae, 3.50%, Apr. 2045	19,249,703	19,822,303	0.23%
Fannie Mae, 4.00%, Jul. 2040 (4)	34,635,372	36,676,039	0.43%
Fannie Mae, 4.00%, Aug. 2040 (4)	51,922,138	54,819,755	0.64%
Fannie Mae, 4.50%, Aug. 2040	20,547,836	22,246,103	0.26%
Fannie Mae, 4.50%, Dec. 2040	16,818,820	18,213,295	0.21%
Freddie Mac, 3.00%, Jun. 2043	18,842,252	18,735,445	0.22%
Freddie Mac, 3.50%, Jul. 2042	20,230,772	20,819,865	0.24%
Ginnie Mae, 3.50%, Jul. 2045 (4)	38,500,000	39,882,081	0.46%
Ginnie Mae, 4.00%, May 2045	17,032,163	18,140,281	0.21%
Fannie Mae, 0.00%–1,184.78%, Nov. 2015–Jul. 2051	161,085,902	143,243,238	1.66%
Fannie Mae, 0.52%–10.51%, Nov. 2015–Nov. 2048 (4)	833,792,933	870,622,312	10.11%
Fannie Mae, 3.00%–8.50%, Mar. 2025–May 2063 (4)	136,138,821	143,490,911	1.67%
FHLMC, 1.02%–5.09%, Mar. 2019–May 2025	225,565,859	97,198,013	1.13%
Freddie Mac, 0.00%–1,181.25%, Aug. 2016–Oct. 2049	119,073,883	107,664,803	1.25%
Freddie Mac, 2.50%–10.00%, Jul. 2016–Jun. 2045 (4)	267,057,802	280,886,865	3.26%
Ginnie Mae, 0.00%–38.58%, Apr. 2020–Apr. 2065	236,691,479	212,317,525	2.47%
Other Securities (1)(2)(6)	1,639,244,902	962,159,339	11.17%
Total Mortgage-Backed Obligations		$3,240,990,415	37.63%
Total Bonds & Notes (Cost: $8,212,731,358)		$8,284,244,603	96.19%

The accompanying notes are an integral part of these financial statements.

12	Annual Report • June 30, 2015

Bridge Builder Bond Fund

Summary Schedule of Investments

June 30, 2015 (Continued)

	Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS – 6.48%
Money Market Funds
Fidelity Institutional Money Market Fund, 0.01% (7)	278,789,989	$278,789,989	3.24%
Goldman Sachs Financial Square Fund, 0.01% (7)	278,789,989	278,789,989	3.24%
Total Short-Term Investments (Cost: $557,579,978)		$557,579,978	6.48%

TOTAL INVESTMENT IN SECURITIES (Cost: $8,770,311,336)		$8,841,824,581	102.67%
LIABILITIES IN EXCESS OF OTHER ASSETS		(230,172,197)	-2.67%
TOTAL NET ASSETS		$8,611,652,384	100.00%

(1)	Includes securities that are treated as illiquid by the Fund. The value of these securities totals $11,040,641, which represents 0.13% of total net assets.

(2)	Includes restricted securities as defined in Rule 144A under the Securities Act of 1933. The value of these securities totals $1,113,397,062, which represents 12.93% of total net assets. See Note 2(d) in the Notes to Financial Statements.

(3)	Includes inflation protected securities. The value of these securities totals $28,119,970, which represents 0.33% of total net assets.

(4)	Includes delayed delivery securities. The value of these securities totals $209,183,768, which represents 2.43% of total net assets. See Note 2(b) in the Notes to Financial Statements.

(5)	Partially assigned as collateral for certain futures contracts. The value of the pledged issue totals $1,438,983, which represents 0.02% of total net assets.

(6)	Includes securities in default. The value of these securities totals $5,839,265, which represents 0.07% of total net assets.

(7)	Partially assigned as collateral for certain delayed delivery securities. See Note 2(b) in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2015	13

Bridge Builder Bond Fund

Summary Schedule of Investments

June 30, 2015 (Continued)

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
(1,044)	U.S. 10 Year Note Future	Sept. 2015	$(131,431,842)	$(131,723,438)	$(291,596)
1,177	U.S. 5 Year Note Future	Sept. 2015	140,006,952	140,366,446	359,494
57	U.S. Long Bond Future	Sept. 2015	8,615,763	8,598,094	(17,669)
548	U.S. 2 Year Note Future	Sept. 2015	119,966,633	119,977,750	11,117
(36)	U.S. Ultra Bond Future	Sept. 2015	(5,560,828)	(5,546,250)	14,578

					$75,924

The accompanying notes are an integral part of these financial statements.

14	Annual Report • June 30, 2015

Bridge Builder Large Cap Growth Fund

Portfolio Composition

Investments by Sector as of June 30, 2015

(As a Percentage of Total Investments)

(1)	Amount calculated is less than 0.005%

Annual Report • June 30, 2015	15

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

June 30, 2015

	Shares	Value	Percentage of Net Assets
COMMON STOCKS
Consumer Discretionary
Amazon.com, Inc. (1)	151,739	$65,868,382	2.55%
Dollar General Corp.	218,982	17,023,661	0.66%
Lowe’s Companies	745,274	49,911,000	1.93%
Netflix, Inc. (1)	32,056	21,058,869	0.81%
Nike, Inc.	169,962	18,359,295	0.71%
Starbucks Corp.	696,003	37,316,201	1.44%
The Priceline Group, Inc. (1)	29,490	33,953,901	1.31%
Walt Disney Co.	247,573	28,257,982	1.09%
Other Securities (1)	3,479,007	184,605,233	7.14%
Total Consumer Discretionary		456,354,524	17.64%
Consumer Staples
Colgate Palmolive Co.	529,338	34,623,999	1.34%
Costco Wholesale Corp.	155,116	20,949,967	0.81%
Mondelez International, Inc.	648,030	26,659,954	1.03%
The Hershey Co.	247,295	21,967,215	0.85%
Whole Foods Market, Inc.	549,613	21,676,737	0.84%
Other Securities (1)	1,150,248	87,825,129	3.39%
Total Consumer Staples		213,703,001	8.26%
Energy
Schlumberger Ltd	498,366	42,954,166	1.66%
Other Securities (1)	519,902	26,899,566	1.04%
Total Energy		69,853,732	2.70%
Financials
American Express Co.	325,592	25,305,010	0.98%
Aon Plc	197,797	19,716,405	0.76%
Equinix, Inc.	74,919	19,029,426	0.74%
Intercontinental Exchange, Inc.	93,711	20,954,717	0.81%
State Street Corp.	289,430	22,286,110	0.86%
Voya Financial, Inc.	395,100	18,360,297	0.71%
Other Securities (1)	2,395,160	123,866,827	4.78%
Total Financials		249,518,792	9.64%
Health Care
Amgen, Inc.	184,307	28,294,811	1.10%
BioMarin Pharmaceutical, Inc. (1)	196,650	26,897,787	1.04%
Bristol Myers Squibb Co.	674,441	44,877,304	1.73%
Cerner Corp. (1)	557,882	38,527,331	1.49%
Eli Lilly & Co.	242,254	20,225,786	0.78%
Gilead Sciences, Inc.	327,014	38,286,799	1.48%
Pfizer, Inc.	655,900	21,992,327	0.85%
Regeneron Pharmaceuticals, Inc. (1)	33,473	17,075,582	0.66%
Shire Plc–ADR	69,959	16,894,399	0.65%
Other Securities (1)	2,437,401	204,084,838	7.89%
Total Health Care		457,156,964	17.67%

The accompanying notes are an integral part of these financial statements.

16	Annual Report • June 30, 2015

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

June 30, 2015 (Continued)

	Shares	Value	Percentage of Net Assets
Industrials
Honeywell International, Inc.	234,058	$23,866,894	0.93%
TransDigm Group, Inc. (1)	115,570	25,965,112	1.00%
Union Pacific Corp.	234,348	22,349,767	0.86%
Verisk Analytics, Inc. (1)	274,216	19,951,956	0.77%
Other Securities (1)	1,968,301	136,405,221	5.27%
Total Industrials		228,538,950	8.83%
Information Technology
Adobe Systems, Inc. (1)	226,658	18,361,565	0.71%
Apple, Inc.	677,568	84,983,966	3.28%
Automatic Data Processing, Inc.	271,289	21,765,516	0.84%
Cisco Systems, Inc.	647,100	17,769,366	0.69%
EMC Corp.	737,101	19,452,095	0.75%
Facebook, Inc. (1)	410,223	35,182,776	1.36%
Google, Inc. - Class A (1)	127,057	68,615,862	2.65%
Google, Inc. - Class C (1)	73,818	38,423,007	1.49%
Linkedin Corp. (1)	140,580	29,048,045	1.12%
Mastercard, Inc.	593,025	55,435,977	2.14%
Microsoft Corp.	420,375	18,559,556	0.72%
Red Hat, Inc. (1)	542,213	41,170,233	1.59%
Salesforce.com, Inc. (1)	365,897	25,477,408	0.98%
SAP SE–ADR	304,910	21,413,829	0.83%
Visa, Inc.	565,269	37,957,813	1.47%
Other Securities (1)	4,577,720	186,929,632	7.22%
Total Information Technology		720,546,646	27.84%
Materials
Ecolab, Inc.	232,562	26,295,785	1.02%
Monsanto Co.	357,215	38,075,547	1.47%
Other Securities (1)	212,371	16,792,929	0.65%
Total Materials		81,164,261	3.14%
Telecommunication Services
Various Securities (1)	199,792	16,479,106	0.64%
Total Telecommunication Services		16,479,106	0.64%
Utilities
Various Securities (1)	3,171	112,379	0.00	%(2)
Total Utilities		112,379	0.00	%(2)
Total Common Stocks (Cost: $2,523,353,766)		$2,493,428,355	96.36%

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2015	17

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

June 30, 2015 (Continued)

	Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS
Money Market Funds
Goldman Sachs Financial Square Fund, 0.01%	44,921,518	$44,921,518	1.74%
JPMorgan U.S. Government Money Market Fund, 0.01%	44,921,519	44,921,519	1.74%
Total Short-Term Investments (Cost: $89,843,037)		$89,843,037	3.48%

TOTAL INVESTMENT IN SECURITIES (Cost: $2,613,196,803)		$2,583,271,392	99.84%
OTHER ASSETS IN EXCESS OF LIABILITIES		4,030,598	0.16%
TOTAL NET ASSETS		$2,587,301,990	100.00%

Open Futures Contracts

Number of Contracts Purchased	Description	Settlement Month	Notional Amount	Value	Unrealized Depreciation
5	E-Mini S&P 500 Index Futures	Sep. 2015	$522,817	$513,600	$(9,217)
2	E-Mini NASDAQ 100 Index Futures	Sep. 2015	177,025	175,610	(1,415)

					$(10,632)

ADR—American Depository Receipt

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Amount calculated is less than 0.005%

The accompanying notes are an integral part of these financial statements.

18	Annual Report • June 30, 2015

Bridge Builder Large Cap Value Fund

Portfolio Composition

Investments by Sector as of June 30, 2015

(As a Percentage of Total Investments)

Annual Report • June 30, 2015	19

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

June 30, 2015

	Shares	Value	Percentage of Net Assets
COMMON STOCKS
Consumer Discretionary
McDonald’s Corp.	151,396	$14,393,218	0.67%
Nike, Inc.	155,222	16,767,080	0.78%
TJX Companies, Inc.	270,527	17,900,772	0.83%
Other Securities (1)	2,968,653	162,843,069	7.58%
Total Consumer Discretionary		211,904,139	9.86%
Consumer Staples
Coca Cola Co.	413,171	16,208,698	0.75%
CVS Health Corp.	206,291	21,635,800	1.01%
Procter & Gamble Co.	199,187	15,584,391	0.72%
Wal-Mart Stores, Inc.	342,182	24,270,969	1.13%
Other Securities (1)	1,197,955	93,291,272	4.34%
Total Consumer Staples		170,991,130	7.95%
Energy
Apache Corp.	281,005	16,194,318	0.75%
Chevron Corp.	267,087	25,765,883	1.20%
Devon Energy Corp.	332,318	19,769,598	0.92%
Exxon Mobil Corp.	264,215	21,982,688	1.02%
Phillips 66	247,276	19,920,555	0.93%
Other Securities (1)	3,527,990	66,930,862	3.11%
Total Energy		170,563,904	7.93%
Financials
ACE Ltd	173,707	17,662,528	0.82%
Alleghany Corp. (1)	38,773	18,175,231	0.85%
Bank of America Corp.	1,068,660	18,188,593	0.85%
Berkshire Hathaway, Inc.–Class B (1)	133,155	18,123,727	0.84%
Capital One Financial Corp.	212,350	18,680,430	0.87%
Citigroup, Inc.	649,775	35,893,571	1.67%
JPMorgan Chase & Co.	296,441	20,086,842	0.93%
Marsh & McLennan Companies, Inc.	253,730	14,386,491	0.67%
PNC Financial Services Group, Inc.	265,753	25,419,274	1.18%
The Chubb Corp.	266,068	25,313,710	1.18%
Wells Fargo & Co.	594,549	33,437,436	1.56%
Other Securities (1)	7,435,756	221,940,203	10.32%
Total Financials		467,308,036	21.74%
Health Care
Cardinal Health, Inc.	310,406	25,965,462	1.21%
Cigna Corporation	130,634	21,162,708	0.98%
Johnson & Johnson	295,159	28,766,196	1.34%
Medtronic Plc	403,925	29,930,843	1.39%
Merck & Co., Inc.	512,291	29,164,727	1.36%
Pfizer, Inc.	736,543	24,696,287	1.15%
UnitedHealth Group, Inc.	234,573	28,617,906	1.33%
Other Securities (1)	1,122,197	74,836,790	3.48%
Total Health Care		263,140,919	12.24%

The accompanying notes are an integral part of these financial statements.

20	Annual Report • June 30, 2015

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

June 30, 2015 (Continued)

	Shares	Value	Percentage of Net Assets
Industrials
General Dynamics Corp.	123,511	$17,500,274	0.81%
Honeywell International, Inc.	239,932	24,465,866	1.14%
Jacobs Engineering Group, Inc.(1)	490,519	19,924,882	0.93%
Joy Global, Inc.	654,017	23,675,415	1.10%
Lockheed Martin Corp.	86,160	16,017,144	0.74%
Union Pacific Corp.	221,233	21,098,991	0.98%
United Parcel Service, Inc.	209,815	20,333,172	0.95%
United Technologies Corp.	153,350	17,011,116	0.79%
Other Securities (1)	2,455,100	147,925,473	6.88%
Total Industrials		307,952,333	14.32%
Information Technology
Accenture Plc	171,436	16,591,576	0.77%
Automatic Data Processing, Inc.	184,253	14,782,618	0.69%
Avnet, Inc.	438,922	18,044,083	0.84%
Cisco Systems, Inc.	582,817	16,004,155	0.74%
EMC Corp.	584,113	15,414,742	0.72%
Google, Inc.–Class C (1)	30,153	15,694,938	0.73%
Microsoft Corp.	754,913	33,329,409	1.55%
Oracle Corp.	1,064,051	42,881,255	1.99%
Samsung Electronic Co. Ltd	22,952	26,041,023	1.21%
Other Securities (1)	2,160,283	93,427,289	4.34%
Total Information Technology		292,211,088	13.58%
Materials
Goldcorp, Inc.	1,252,485	20,290,257	0.94%
Praxair, Inc.	133,171	15,920,593	0.74%
The Mosaic Co.	314,575	14,737,839	0.69%
Other Securities (1)	5,387,555	68,013,692	3.16%
Total Materials		118,962,381	5.53%
Telecommunication Services
Various Securities (1)	912,113	32,005,381	1.49%
Total Telecommunication Services		32,005,381	1.49%
Utilities
Various Securities (1)	281,008	11,938,730	0.56%
Total Utilities		11,938,730	0.56%
Total Common Stocks (Cost: $2,107,374,107)		$2,046,978,041	95.20%

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2015	21

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

June 30, 2015 (Continued)

	Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS
Money Market Funds
Goldman Sachs Financial Square Fund, 0.01%	48,316,296	$48,316,296	2.25%
JPMorgan U.S. Government Money Market Fund, 0.01%	48,316,296	48,316,296	2.25%
Total Short-Term Investments (Cost: $96,632,592)		$96,632,592	4.50%

TOTAL INVESTMENT IN SECURITIES (Cost: $2,204,006,699)		$2,143,610,633	99.70%
OTHER ASSETS IN EXCESS OF LIABILITIES		6,449,488	0.30%
TOTAL NET ASSETS		$2,150,060,121	100.00%

Open Futures Contracts

Number of Contracts Purchased	Description	Settlement Month	Notional Amount	Value	Unrealized (Depreciation)
9	E-Mini S&P 500 Index Futures	Sep. 2015	$944,596	$924,480	$(20,116)

					$(20,116)

(1)	Non-income producing security or includes securities that are non-income producing.

The accompanying notes are an integral part of these financial statements.

22	Annual Report • June 30, 2015

Bridge Builder Small/Mid Cap Growth Fund

Portfolio Composition

Investments by Sector as of June 30, 2015

(As a Percentage of Total Investments)

Annual Report • June 30, 2015	23

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

June 30, 2015

	Shares	Value	Percentage of Net Assets
COMMON STOCKS
Consumer Discretionary
Advance Auto Parts, Inc.	74,220	$11,822,504	0.83%
CarMax, Inc. (1)	124,280	8,228,579	0.58%
Panera Bread Co. (1)	51,610	9,019,880	0.63%
Polaris Industries, Inc.	77,249	11,441,349	0.80%
Ross Stores, Inc.	190,080	9,239,789	0.65%
Tractor Supply Co.	124,280	11,177,743	0.78%
Other Securities (1)	3,902,380	168,268,075	11.82%
Total Consumer Discretionary		229,197,919	16.09%
Consumer Staples
Casey’s General Stores, Inc.	135,305	12,954,101	0.91%
Flowers Foods, Inc.	599,256	12,674,264	0.89%
McCormick & Co., Inc.	165,000	13,356,750	0.94%
The J. M. Smucker Co.	101,000	10,949,410	0.77%
Other Securities (1)	518,345	24,464,853	1.71%
Total Consumer Staples		74,399,378	5.22%
Energy
Core Laboratories	114,220	13,025,649	0.91%
Other Securities (1)	2,013,053	37,091,559	2.61%
Total Energy		50,117,208	3.52%
Financials
Affiliated Managers Group, Inc. (1)	40,080	8,761,488	0.62%
Allied World Assurance Co. Holdings, AG.	223,500	9,659,670	0.68%
Arthur J. Gallagher & Co.	205,604	9,725,069	0.68%
Commerce Bancshares, Inc.	194,000	9,073,380	0.64%
Cullen/Frost Bankers, Inc.	130,500	10,254,690	0.72%
Endurance Specialty Holdings Ltd	150,000	9,855,000	0.69%
Jones Lang LaSalle, Inc.	68,864	11,775,744	0.83%
Northern Trust Corp.	127,000	9,710,420	0.68%
Prosperity Bancshares, Inc.	147,500	8,516,650	0.60%
Signature Bank (1)	67,124	9,826,282	0.69%
Other Securities (1)	2,055,782	81,022,991	5.68%
Total Financials		178,181,384	12.51%
Health Care
Alkermes Plc (1)	152,236	9,794,864	0.69%
BioMarin Pharmaceutical, Inc.(1)	65,700	8,986,446	0.63%
Centene Corp. (1)	113,860	9,154,344	0.64%
MEDNAX, Inc. (1)	129,946	9,630,298	0.68%
Mettler-Toledo International, Inc. (1)	47,528	16,228,911	1.14%
PAREXEL International Corp. (1)	164,470	10,577,066	0.74%
Regeneron Pharmaceuticals, Inc. (1)	16,740	8,539,576	0.60%
Sirona Dental Systems, Inc. (1)	84,540	8,489,507	0.60%
St. Jude Medical, Inc.	198,500	14,504,395	1.02%
The Cooper Companies, Inc.	52,893	9,413,367	0.66%

The accompanying notes are an integral part of these financial statements.

24	Annual Report • June 30, 2015

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

June 30, 2015 (Continued)

	Shares	Value	Percentage of Net Assets
Health Care – (continued)
Other Securities (1)	3,703,784	$155,261,760	10.90%
Total Health Care		260,580,534	18.30%
Industrials
Dover Corp.	136,500	9,579,570	0.67%
IDEX Corp.	129,568	10,181,453	0.71%
Rockwell Automation, Inc.	164,880	20,550,643	1.44%
W.W. Grainger, Inc.	35,540	8,410,541	0.59%
Wabco Holdings, Inc. (1)	74,559	9,224,439	0.65%
Other Securities (1)	3,109,264	143,021,606	10.04%
Total Industrials		200,968,252	14.10%
Information Technology
Alliance Data Systems Corp. (1)	35,540	10,375,548	0.73%
ANSYS, Inc. (1)	99,709	9,097,449	0.64%
Aspen Technology, Inc. (1)	205,641	9,366,948	0.66%
Citrix Systems, Inc. (1)	133,500	9,366,360	0.66%
FEI Co.	124,816	10,350,991	0.73%
Fortinet, Inc. (1)	412,254	17,038,458	1.20%
MercadoLibre, Inc.	61,160	8,666,372	0.61%
PTC, Inc. (1)	269,689	11,062,643	0.78%
Red Hat, Inc. (1)	163,000	12,376,590	0.87%
SolarWinds, Inc. (1)	405,831	18,720,984	1.31%
Splunk, Inc. (1)	164,199	11,431,534	0.80%
WEX, Inc. (1)	103,799	11,829,972	0.83%
Workday, Inc. (1)	115,300	8,807,767	0.62%
Other Securities (1)	4,181,337	144,939,114	10.17%
Total Information Technology		293,430,730	20.61%
Materials
Various Securities (1)	985,010	49,285,374	3.46%
Total Materials		49,285,374	3.46%
Telecommunication Services
SBA Communications Corp. (1)	93,490	10,748,545	0.75%
Other Securities (1)	100,531	1,817,794	0.13%
Total Telecommunication Services		12,566,339	0.88%
Utilities
Various Securities (1)	54,406	2,266,826	0.16%
Total Utilities		2,266,826	0.16%
Total Common Stocks (Cost: $1,346,277,190)		$1,350,993,944	94.85%

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2015	25

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

June 30, 2015 (Continued)

	Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS
Money Market Funds
Goldman Sachs Financial Square Fund, 0.01%	33,541,668	$33,541,668	2.36%
JPMorgan U.S. Government Money Market Fund, 0.01%	33,479,623	33,479,623	2.35%
Total Short-Term Investments (Cost: $67,021,291)		$67,021,291	4.71%

TOTAL INVESTMENT IN SECURITIES (Cost: $1,413,298,481)		$1,418,015,235	99.56%
OTHER ASSETS IN EXCESS OF LIABILITIES		6,235,711	0.44%
TOTAL NET ASSETS		$1,424,250,946	100.00%

Open Futures Contracts

Number of Contracts Purchased	Description	Settlement Month	Notional Amount	Value	Unrealized Depreciation
12	E-Mini S&P MidCap 400 Index Futures	Sep. 2015	$1,837,836	$1,797,720	$(40,116)
26	E-Mini NASDAQ 100 Index Futures	Sep. 2015	2,336,902	2,282,930	(53,972)
87	Russell 2000 Index Mini Futures	Sep. 2015	11,023,235	10,878,480	(144,755)

					$(238,843)

(1)	Non-income producing security or includes securities that are non-income producing.

The accompanying notes are an integral part of these financial statements.

26	Annual Report • June 30, 2015

Bridge Builder Small/Mid Cap Value Fund

Portfolio Composition

Investments by Sector as of June 30, 2015

(As a Percentage of Total Investments)

Annual Report • June 30, 2015	27

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

June 30, 2015

	Shares	Value	Percentage of Net Assets
COMMON STOCKS
Consumer Discretionary
Delphi Automotive Plc	54,625	$4,648,041	0.52%
Gildan Activewear, Inc.	160,950	5,349,978	0.60%
HSN, Inc.	62,100	4,358,799	0.49%
Jarden Corp. (1)	116,725	6,040,519	0.68%
Lear Corp.	54,362	6,102,678	0.69%
Men’s Wearhouse, Inc.	130,810	8,380,997	0.94%
PVH Corp.	43,575	5,019,840	0.57%
Servicemaster Global Holdings, Inc. (1)	111,525	4,033,859	0.45%
Tenneco, Inc. (1)	98,341	5,648,707	0.64%
Other Securities (1)	1,508,865	67,006,411	7.56%
Total Consumer Discretionary		116,589,829	13.14%
Consumer Staples
Rite Aid Corp. (1)	572,104	4,777,068	0.54%
Other Securities (1)	387,792	19,407,439	2.19%
Total Consumer Staples		24,184,507	2.73%
Energy
Various Securities (1)	1,301,075	34,827,404	3.93%
Total Energy		34,827,404	3.93%
Financials
Allstate Corp.	62,175	4,033,292	0.46%
Ares Capital Corp.	359,275	5,913,667	0.67%
Arthur J. Gallagher & Co.	107,695	5,093,974	0.57%
BB&T Corp.	109,938	4,431,601	0.50%
Boston Properties, Inc.	35,166	4,256,493	0.48%
CIT Group, Inc.	111,525	5,184,797	0.58%
First American Financial Corp.	137,074	5,100,524	0.57%
Horace Mann Educators Corp.	110,391	4,016,025	0.45%
Investors Bancorp, Inc.	601,089	7,393,395	0.83%
NASDAQ OMX Group, Inc.	106,094	5,178,448	0.58%
PacWest Bancorp	168,649	7,886,027	0.89%
Raymond James Financial, Inc.	82,038	4,887,824	0.55%
Reinsurance Group of America, Inc.	92,981	8,821,107	0.99%
SEI Investments Co.	150,162	7,362,443	0.83%
Symetra Financial Corp.	169,517	4,097,226	0.46%
TD Ameritrade Holding Corp.	146,030	5,376,825	0.61%
Other Securities (1)	4,820,604	155,316,264	17.51%
Total Financials		244,349,932	27.53%
Health Care
AMSURG Corp. (1)	95,747	6,697,503	0.75%
Analogic Corp.	63,546	5,013,779	0.57%
Catalent, Inc. (1)	196,375	5,759,679	0.65%
Community Health Systems, Inc. (1)	95,118	5,989,580	0.68%
HCA Holdings, Inc. (1)	84,525	7,668,108	0.86%

The accompanying notes are an integral part of these financial statements.

28	Annual Report • June 30, 2015

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

June 30, 2015 (Continued)

	Shares	Value	Percentage of Net Assets
Health Care – (continued)
VWR Corp. (1)	210,326	$5,622,014	0.63%
Other Securities (1)	884,020	46,566,914	5.25%
Total Health Care		83,317,577	9.39%
Industrials
HD Supply Holdings, Inc. (1)	148,250	5,215,435	0.59%
Robert Half International, Inc.	96,253	5,342,042	0.60%
Wabco Holdings, Inc. (1)	52,492	6,494,310	0.73%
Other Securities (1)	2,344,776	101,076,086	11.40%
Total Industrials		118,127,873	13.32%
Information Technology
Activision Blizzard, Inc.	176,461	4,272,121	0.48%
Amdocs Ltd	82,942	4,527,804	0.51%
Avago Technologies Ltd	59,101	7,856,296	0.88%
CommScope Holding Company, Inc. (1)	160,023	4,882,302	0.55%
Fiserv, Inc. (1)	58,525	4,847,626	0.55%
Global Payments, Inc.	62,178	6,432,314	0.73%
NCR Corp. (1)	161,234	4,853,143	0.55%
Sabre Corp.	185,325	4,410,735	0.50%
Total Systems Services, Inc.	162,574	6,790,716	0.77%
Western Digital Corp.	61,677	4,836,710	0.55%
Other Securities (1)	2,745,977	87,224,524	9.82%
Total Information Technology		140,934,291	15.89%
Materials
Avery Dennison Corp.	110,081	6,708,336	0.76%
Crown Holdings, Inc. (1)	184,261	9,749,250	1.10%
Graphic Packaging Holding Co.	339,998	4,736,172	0.53%
Packaging Corporation of America	71,165	4,447,101	0.50%
Rock-Tenn Co.	79,674	4,796,375	0.54%
Other Securities (1)	1,234,660	37,433,554	4.21%
Total Materials		67,870,788	7.64%
Telecommunication Services
Various Securities (1)	130,362	3,034,595	0.34%
Total Telecommunication Services		3,034,595	0.34%
Utilities
Various Securities (1)	898,728	31,367,216	3.54%
Total Utilities		31,367,216	3.54%
Total Common Stocks (Cost: $877,207,364)		$864,604,012	97.45%
	Contracts	Value	Percentage of Net Assets
RIGHTS
Health Care
BioScrip, Inc. (2)	8	$—	0.00%
Total Rights (Cost $0)		$—	0.00%

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2015	29

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

June 30, 2015 (Continued)

	Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS
Money Market Funds
Goldman Sachs Financial Square Fund, 0.01%	10,622,857	$10,622,857	1.20%
JPMorgan U.S. Government Money Market Fund, 0.01%	10,619,438	10,619,438	1.20%
Total Short-Term Investments (Cost: $21,242,295)		$21,242,295	2.40%

TOTAL INVESTMENT IN SECURITIES (Cost: $898,449,659)		$885,846,307	99.85%
OTHER ASSETS IN EXCESS OF LIABILITIES		1,288,584	0.15%
TOTAL NET ASSETS		$887,134,891	100.00%

Open Futures Contracts

Number of Contracts Purchased	Description	Settlement Month	Notional Amount	Value	Unrealized (Depreciation)
2	E-Mini S&P MidCap 400 Index Futures	Sep. 2015	$305,964	$299,620	$(6,344)

					$(6,344)

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	The price for this security was derived from an estimate of fair market value using methods approved by the Fund’s Board of Trustees. This security represents $0 or 0.00% of the Fund’s net assets and is classified as a Level 2 security.

The accompanying notes are an integral part of these financial statements.

30	Annual Report • June 30, 2015

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

June 30, 2015

	Bridge Builder Bond Fund	Bridge Builder Large Cap Growth Fund	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund
Assets:
Investments, at value (1)	$8,841,824,581	$2,583,271,392	$2,143,610,633	$1,418,015,235	$885,846,307
Cash	112,211	136	84,250	127,026	211,742
Receivable for investments sold	179,680,010	37,338,170	31,168,118	76,471,545	17,999,292
Receivable for fund shares sold	24,291,589	6,832,661	6,765,428	4,459,003	1,201,493
Dividend and interest receivable	43,878,818	1,806,069	2,870,108	714,134	890,517
Tax reclaim receivable	—	42,477	134,448	9,689	—
Variation margin on futures	—	1,834	1,755	147,774	360
Deposits at broker for futures	—	47,300	45,540	707,520	16,000
Prepaid expenses and other assets	248,417	356,161	352,219	198,361	109,418
Total Assets	$9,090,035,626	$2,629,696,200	$2,185,032,499	$1,500,850,287	$906,275,129

Liabilities:
Payable for investments purchased	$468,298,496	$39,026,827	$31,911,654	$74,300,215	$17,585,261
Payable for fund shares redeemed	7,989,156	2,480,805	2,295,032	1,679,736	1,069,362
Variation margin on futures contracts	46,586	—	—	—	—
Payable to Adviser	823,880	573,613	501,349	419,739	336,695
Payable to Trustees	53,478	10,246	10,479	4,375	4,649
Accrued expenses and other liabilities	1,171,646	302,719	253,864	195,276	144,271
Total Liabilities	$478,383,242	$42,394,210	$34,972,378	$76,599,341	$19,140,238
Net Assets	$8,611,652,384	$2,587,301,990	$2,150,060,121	$1,424,250,946	$887,134,891

Net Assets Consist of:
Capital stock	$8,543,206,435	$2,618,289,191	$2,209,852,538	$1,421,694,450	$898,216,780
Undistributed net investment income	679,524	3,038,582	57,233	971,870	1,408,900
Accumulated net realized gain/(loss)	(3,822,744)	(4,089,740)	566,150	(2,893,285)	118,907
Net unrealized appreciation (depreciation) on:
Investments	71,513,245	(29,925,411)	(60,396,066)	4,716,754	(12,603,352)
Foreign currency translation	—	—	382	—	—
Futures contracts	75,924	(10,632)	(20,116)	(238,843)	(6,344)
Net Assets	$8,611,652,384	$2,587,301,990	$2,150,060,121	$1,424,250,946	$887,134,891

Shares of beneficial interest outstanding (unlimited shares without par value authorized)	852,228,279	263,257,032	219,174,548	143,016,696	89,850,507
Net Assets	$8,611,652,384	$2,587,301,990	$2,150,060,121	$1,424,250,946	$887,134,891
Net asset value price per share	$10.10	$9.83	$9.81	$9.96	$9.87
(1) Cost of investments	$8,770,311,336	$2,613,196,803	$2,204,006,699	$1,413,298,481	$898,449,659

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2015	31

Bridge Builder Mutual Funds

Statements of Operations

Periods Ended June 30, 2015

	Bridge Builder Bond Fund	Bridge Builder Large Cap Growth Fund(1)	Bridge Builder Large Cap Value Fund(1)	Bridge Builder Small/Mid Cap Growth Fund(1)	Bridge Builder Small/Mid Cap Value Fund(1)
Investment Income:
Dividend income	$—	$4,386,988	$7,465,131	$1,892,176	$2,119,369
Less: Foreign taxes withheld and issuance fees	—	(68,935)	(124,955)	(9,776)	(1,771)
Interest	184,187,189	824	954	679	267
Other income	22,680	—	—	—	—
Total Investment Income	$184,209,869	$4,318,877	$7,341,130	$1,883,079	$2,117,865
Expenses:
Investment advisory fee	25,071,158	1,519,335	1,253,220	1,189,530	729,560
Professional fees	616,924	57,143	51,786	45,899	44,208
Administration fee	1,225,355	63,346	51,271	39,306	33,191
Fund accounting fees	1,052,726	11,584	11,584	23,303	23,358
Transfer agent fees and expenses	33,994	3,904	3,904	3,072	3,072
Trustee fees and expenses	344,884	12,992	12,992	6,528	6,528
Printing and mailing expense	127,679	14,452	12,004	7,925	4,972
Custody fees	237,159	4,608	4,608	11,955	11,576
Insurance expense	137,452	—	—	—	—
Registration fees	948,953	187,157	156,053	104,224	66,694
Offering costs	31,345	11,904	11,904	9,280	9,280
Other expenses	142,676	577	576	320	320
Total expenses before fee waivers	29,970,305	1,887,002	1,569,902	1,441,342	932,759
Fee waivers by Adviser	(15,866,563)	(594,283)	(433,586)	(520,853)	(213,565)
Net expenses	14,103,742	1,292,719	1,136,316	920,489	719,194
Net Investment Income	$170,106,127	$3,026,158	$6,204,814	$962,590	$1,398,671

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	24,981,827	(4,107,903)	555,985	(3,042,955)	140,673
Foreign currency transactions	—	520	(17,017)	—	—
Futures contracts	(3,680,600)	18,163	10,165	149,670	(20,817)
Net change in unrealized appreciation/(depreciation) on:
Investments	(50,411,059)	(29,925,411)	(60,396,464)	4,716,754	(12,603,352)
Foreign currency transactions	—	—	780	—	—
Futures contracts	112,136	(10,632)	(20,116)	(238,843)	(6,344)
Net realized and unrealized gain/(loss) on investments	(28,997,696)	(34,025,263)	(59,866,667)	1,584,626	(12,489,840)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$141,108,431	$(30,999,105)	$(53,661,853)	$2,547,216	$(11,091,169)

(1)	Since inception of Fund on April 27, 2015

The accompanying notes are an integral part of these financial statements.

32	Annual Report • June 30, 2015

Bridge Builder Mutual Funds

Statements of Changes in Net Assets

	Bridge Builder Bond Fund		Bridge Builder Large Cap Growth Fund	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund
	Year Ended June 30, 2015	From October 28, 2013 (Inception Date) to June 30, 2014	From April 27, 2015 (Inception Date) to June 30, 2015	From April 27, 2015 (Inception Date) to June 30, 2015	From April 27, 2015 (Inception Date) to June 30, 2015	From April 27, 2015 (Inception Date) to June 30, 2015
Operations:
Net investment income	$170,106,127	$80,876,478	$3,026,158	$6,204,814	$962,590	$1,398,671
Net realized gain/(loss) on investments, futures contracts and foreign currency transactions	21,301,227	307,101	(4,089,220)	549,133	(2,893,285)	119,856
Net change in unrealized appreciation/(depreciation) on investments, futures contracts and foreign currency transactions	(50,298,923)	121,888,092	(29,936,043)	(60,415,800)	4,477,911	(12,609,696)
Net increase/(decrease) in net assets resulting from operations	141,108,431	203,071,671	(30,999,105)	(53,661,853)	2,547,216	(11,091,169)

Dividends and Distributions to Shareholders:
Net investment income	(186,830,832)	(88,893,387)	—	(6,142,468)	—	—
Total dividends and distributions	(186,830,832)	(88,893,387)	—	(6,142,468)	—	—

Fund Share Transactions:
Proceeds from shares sold	$2,206,543,601	$7,098,256,908	$2,680,798,759	$2,250,379,331	$1,453,813,530	$919,471,124
Shares issued to holders in reinvestment of dividends	186,830,832	88,893,387	—	6,142,468	—	—
Cost of shares redeemed	(740,738,260)	(296,589,967)	(62,497,664)	(46,657,357)	(32,109,800)	(21,245,064)
Net increase in net assets from capital share transactions	1,652,636,173	6,890,560,328	2,618,301,095	2,209,864,442	1,421,703,730	898,226,060
Total increase in net assets	1,606,913,772	7,004,738,612	2,587,301,990	2,150,060,121	1,424,250,946	887,134,891
Net Assets:
Beginning of period	$7,004,738,612	—	—	—	—	—
End of period*	8,611,652,384	$7,004,738,612	$2,587,301,990	$2,150,060,121	$1,424,250,946	$887,134,891
* Including undistributed net investment income of:	679,524	59,753	3,038,582	57,233	971,870	1,408,900
Change in Shares Outstanding:
Shares sold	215,737,181	711,450,249	269,523,643	223,189,329	146,219,051	91,964,984
Shares issued to holders in reinvestment of dividends	18,274,112	8,859,252	—	626,144	—	—
Shares redeemed	(72,449,533)	(29,642,982)	(6,266,611)	(4,640,925)	(3,202,355)	(2,114,477)
Net increase	161,561,760	690,666,519	263,257,032	219,174,548	143,016,696	89,850,507

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2015	33

Bridge Builder Mutual Funds

Financial Highlights

Bridge Builder Bond Fund

	Year Ended June 30, 2015	From October 28, 2013 (Inception Date) to June 30, 2014
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$10.14	$10.00
Income (Loss) from Operations:
Net investment income	0.24	0.14
Net realized and unrealized gain/(loss)	(0.04)	0.15
Total income/(loss) from operations	0.20	0.29
Dividends and Distributions to Shareholders:
Dividends from net investment income	(0.24)	(0.15)
Change in net asset value for the period	(0.04)	0.14
Net asset value, end of period	$10.10	$10.14
Total return	2.01%	2.91	%(1)

Ratios / Supplemental Data
Net assets, end of period (millions)	$8,612	$7,005
Ratio of Net Expenses to Average Net Assets:
Before fee waivers	0.38%	0.40	%(2)
After fee waivers	0.18%	0.20	%(2)
Ratio of Net Investment Income to Average Net Assets:
Before fee waivers	1.97%	1.79	%(2)
After fee waivers	2.17%	1.99	%(2)
Portfolio turnover rate	115%	262	%(1)(3)

(1)	Not Annualized

(2)	Annualized

(3)	Excludes securities received in capital contribution in-kind.

The accompanying notes are an integral part of these financial statements.

34	Annual Report • June 30, 2015

Bridge Builder Mutual Funds

Financial Highlights

Bridge Builder Large Cap Growth Fund

	From April 27, 2015 (Inception Date) to June 30, 2015
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income (Loss) from Operations:
Net investment income	0.01
Net realized and unrealized gain/(loss)	(0.18)
Total income/(loss) from operations	(0.17)
Dividends and Distributions to Shareholders:
Dividends from net investment income	—
Change in net asset value for the period	(0.17)
Net asset value, end of period	$9.83
Total return	(1.70	)%(1)

Ratios / Supplemental Data
Net assets, end of period (millions)	$2,587
Ratio of Net Expenses to Average Net Assets:
Before fee waivers	0.54	%(2)
After fee waivers	0.37	%(2)
Ratio of Net Investment Income to Average Net Assets:
Before fee waivers	0.69	%(2)
After fee waivers	0.86	%(2)
Portfolio turnover rate	7	%(1)

(1)	Not Annualized

(2)	Annualized

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2015	35

Bridge Builder Mutual Funds

Financial Highlights

Bridge Builder Large Cap Value Fund

	From April 27, 2015 (Inception Date) to June 30, 2015
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income (Loss) from Operations:
Net investment income	0.03
Net realized and unrealized gain/(loss)	(0.19)
Total income/(loss) from operations	(0.16)
Dividends and Distributions to Shareholders:
Dividends from net investment income	(0.03)
Change in net asset value for the period	(0.19)
Net asset value, end of period	$9.81
Total return	(1.62	)%(1)

Ratios / Supplemental Data
Net assets, end of period (millions)	$2,150
Ratio of Net Expenses to Average Net Assets:
Before fee waivers	0.54	%(2)
After fee waivers	0.40	%(2)
Ratio of Net Investment Income to Average Net Assets:
Before fee waivers	2.00	%(2)
After fee waivers	2.14	%(2)
Portfolio turnover rate	7	%(1)

(1)	Not Annualized

(2)	Annualized

The accompanying notes are an integral part of these financial statements.

36	Annual Report • June 30, 2015

Bridge Builder Mutual Funds

Financial Highlights

Bridge Builder Small/Mid Cap Growth Fund

	From April 27, 2015 (Inception Date) to June 30, 2015
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income (Loss) from Operations:
Net investment income	0.01
Net realized and unrealized gain/(loss)	(0.05)
Total income/(loss) from operations	(0.04)
Dividends and Distributions to Shareholders:
Dividends from net investment income	—
Change in net asset value for the period	(0.04)
Net asset value, end of period	$9.96
Total return	(0.40	)%(1)

Ratios / Supplemental Data
Net assets, end of period (millions)	$1,424
Ratio of Net Expenses to Average Net Assets:
Before fee waivers	0.77	%(2)
After fee waivers	0.49	%(2)
Ratio of Net Investment Income to Average Net Assets:
Before fee waivers	0.23	%(2)
After fee waivers	0.51	%(2)
Portfolio turnover rate	12	%(1)

(1)	Not Annualized

(2)	Annualized

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2015	37

Bridge Builder Mutual Funds

Financial Highlights

Bridge Builder Small/Mid Cap Value Fund

	From April 27, 2015 (Inception Date) to June 30, 2015
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income (Loss) from Operations:
Net investment income	0.02
Net realized and unrealized gain/(loss)	(0.15)
Total income/(loss) from operations	(0.13)
Dividends and Distributions to Shareholders:
Dividends from net investment income	—
Change in net asset value for the period	(0.13)
Net asset value, end of period	$9.87
Total return	(1.30	)%(1)

Ratios / Supplemental Data
Net assets, end of period (millions)	$887
Ratio of Net Expenses to Average Net Assets:
Before fee waivers	0.81	%(2)
After fee waivers	0.62	%(2)
Ratio of Net Investment Income to Average Net Assets:
Before fee waivers	1.02	%(2)
After fee waivers	1.21	%(2)
Portfolio turnover rate	8	%(1)

(1)	Not Annualized

(2)	Annualized

The accompanying notes are an integral part of these financial statements.

38	Annual Report • June 30, 2015

Bridge Builder Mutual Funds

Notes to Financial Statements

1. ORGANIZATION

The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2015, the Trust consisted of five series: the Bridge Builder Bond Fund (the “Bond Fund”), the Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”), the Bridge Builder Large Cap Value Fund (the “Large Cap Value Fund”), the Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) and the Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”) (each a “Fund,” and collectively, the “Funds”). The Funds are diversified and each currently offers a single class of shares. Each Fund has adopted its own investment objective and policies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

a) Investment Valuation – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy only if significant observable inputs are used.

Short-term securities with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between last bid and ask price on such day. Securities for which

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

quotations are not readily available are valued at their respective fair values, as determined in good faith pursuant to procedures adopted by the Board of Trustees and are classified as Level 2 or Level 3.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the New York Stock Exchange (“NYSE”) generally 4:00 p.m. Eastern time and are classified as Level 2.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies will be converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board of Trustees and are classified as Level 2 or Level 3.

The Trust has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the investment adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board of Trustees. The Valuation Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. These securities are generally classified as Level 2 or Level 3 of the fair value hierarchy. Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•

Level 1 – Fair value measurement within Level 1 should be based on a quoted price in an active market that the Trust has the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

different prices and no single market represents a principal market for the asset or liability. Importantly, the Financial Accounting Standards Board (FASB) has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.

•	Level 2 – Fair value measurement within Level 2 should be based on all inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets don’t exist or are illiquid. Significant unobservable inputs include model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Bridge Builder Bond Fund

	Level 1	Level 2	Level 3	Total
Asset-Backed Obligations	$—	$589,887,183	$215,063,264	$804,950,447
Corporate Bonds	—	2,478,941,998	10,908,799	2,489,850,797
Government Related	—	1,748,452,944	—	1,748,452,944
Mortgage-Backed Obligations	—	3,154,353,152	86,637,263	3,240,990,415
Short-Term Investments	557,579,978	—	—	557,579,978
Total Investments in Securities	$557,579,978	$7,971,635,277	$312,609,326	$8,841,824,581

Other Financial Instruments (1)
Futures Contracts	$75,924	$—	$—	$75,924
Total Investments in Other Financial Instruments	$75,924	$—	$—	$75,924

Bridge Builder Large Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$456,354,524	$—	$—	$456,354,524
Consumer Staples	213,703,001	—	—	213,703,001
Energy	69,853,732	—	—	69,853,732
Financials	249,518,792	—	—	249,518,792
Health Care	457,156,964	—	—	457,156,964
Industrials	228,538,950	—	—	228,538,950
Information Technology	720,546,646	—	—	720,546,646
Materials	81,164,261	—	—	81,164,261
Telecommunication Services	16,479,106	—	—	16,479,106
Utilities	112,379	—	—	112,379
Short-Term Investments	89,843,037	—	—	89,843,037
Total Investments in Securities	$2,583,271,392	$—	$—	$2,583,271,392

Other Financial Instruments (1)
Futures Contracts	$(10,632)	$—	$—	$(10,632)
Total Investments in Other Financial Instruments	$(10,632)	$—	$—	$(10,632)

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Bridge Builder Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$198,744,605	$13,159,534	$—	$211,904,139
Consumer Staples	170,991,130	—	—	170,991,130
Energy	170,563,904	—	—	170,563,904
Financials	467,308,036	—	—	467,308,036
Health Care	263,140,919	—	—	263,140,919
Industrials	307,952,333	—	—	307,952,333
Information Technology	266,170,065	26,041,023	—	292,211,088
Materials	118,962,381	—	—	118,962,381
Telecommunication Services	32,005,381	—	—	32,005,381
Utilities	11,938,730	—	—	11,938,730
Short-Term Investments	96,632,592	—	—	96,632,592
Total Investments in Securities	$2,104,410,076	$39,200,557	$—	$2,143,610,633

Other Financial Instruments (1)
Futures Contracts	$(20,116)	$—	$—	$(20,116)
Total Investments in Other Financial Instruments	$(20,116)	$—	$—	$(20,116)

Bridge Builder Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$229,197,919	$—	$—	$229,197,919
Consumer Staples	74,399,378	—	—	74,399,378
Energy	50,117,208	—	—	50,117,208
Financials	178,181,384	—	—	178,181,384
Health Care	260,580,534	—	—	260,580,534
Industrials	200,968,252	—	—	200,968,252
Information Technology	293,430,730	—	—	293,430,730
Materials	49,285,374	—	—	49,285,374
Telecommunication Services	12,566,339	—	—	12,566,339
Utilities	2,266,826	—	—	2,266,826
Short-Term Investments	67,021,291	—	—	67,021,291
Total Investments in Securities	$1,418,015,235	$—	$—	$1,418,015,235

Other Financial Instruments (1)
Futures Contracts	$(238,843)	$—	$—	$(238,843)
Total Investments in Other Financial Instruments	$(238,843)	$—	$—	$(238,843)

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Bridge Builder Small/Mid Cap Value Fund

	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$116,589,829	$—		$—	$116,589,829
Consumer Staples	24,184,507	—		—	24,184,507
Energy	34,827,404	—		—	34,827,404
Financials	244,349,932	—		—	244,349,932
Health Care	83,317,577	—		—	83,317,577
Industrials	118,127,873	—		—	118,127,873
Information Technology	140,934,291	—		—	140,934,291
Materials	67,870,788	—		—	67,870,788
Telecommunication Services	3,034,595	—		—	3,034,595
Utilities	31,367,216	—		—	31,367,216
Rights
Health Care	—	—	(2)	—	—
Short-Term Investments	21,242,295	—		—	21,242,295
Total Investments in Securities	$885,846,307	$—		$—	$885,846,307

Other Financial Instruments (1)
Futures Contracts	$(6,344)	$—		$—	$(6,344)
Total Investments in Other Financial Instruments	$(6,344)	$—		$—	$(6,344)

Below are the transfers between Levels 2 and Levels 3 during the reporting period from June 30, 2014 to June 30, 2015. Transfers between levels are identified at the end of the reporting period.

Bridge Builder Bond Fund
Transfers into Level 2	$28,865,251
Transfers out of Level 2	(55,822,874)

Net transfers out of Level 2	$26,957,623

Transfers into Level 3	$55,822,874
Transfers out of Level 3	(28,865,251)

Net transfers into Level 3	$26,957,623

Below is a reconciliation that details the activity of securities in Level 3 during the period ended June 30, 2015:

Bridge Builder Bond Fund
Beginning Balance – June 30, 2014	$132,261,070
Purchases	242,188,128
Sales proceeds and paydowns	(87,757,322)
Transfers into Level 3	55,822,874
Transfer out of Level 3	(28,865,251)
Realized gains/(losses), net	176,252
Change in unrealized gains/(losses), net	(1,216,425)

Ending Balance – June 30, 2015	$312,609,326

(1)	Includes cumulative appreciation/(depreciation) on futures contracts as reported in the Summary Schedule of Investments.

(2)	Includes a security with a market value less than $0.50.

Annual Report • June 30, 2015	43

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain/(loss) on investments and net change in unrealized appreciation/(depreciation) on investments on the Statements of Operations, respectively. The net change in unrealized appreciation/(depreciation) on investments related to Level 3 securities held by the Bond Fund at June 30, 2015 totals $(1,038,483).

The following table presents information about unobservable inputs related to the Bond Fund's categories of Level 3 investments as of June 30, 2015:

Type of Security	Fair Value at 6/30/2015	Valuation Techniques	Unobservable Inputs	Range
Asset-Backed Obligations	$207,499,269	Consensus pricing	Third party & broker quoted inputs	N/A
Asset-Backed Obligations	7,563,995	Market activity	Recent transaction	N/A
Corporate Bonds	10,908,799	Consensus pricing	Third party & broker quoted inputs	N/A
Mortgage-Backed Obligations	66,991,948	Consensus pricing	Third party & broker quoted inputs	N/A
Mortgage-Backed Obligations	19,645,315	Market activity	Recent transaction	N/A

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant and significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

Third-Party & Broker Quoted Inputs

The significant unobservable inputs used by the third-party pricing vendors and broker-dealers generally include prepayment rates, interest rates, probability of default and loss severity in the event of default. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

Additionally, third-party pricing vendors and broker-dealers could use market activity related to comparable securities to supplement the inputs noted above. Usually, an increase (decrease) in the price of a comparable bond would result in a higher (lower) fair value measurement.

b) Delayed Delivery Securities – A Fund may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. For these obligations, the Fund will earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, this risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so. The Fund may realize short-term gains or losses upon the sale of forward commitments.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Fixed-income securities purchased on a delayed delivery basis are typically marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

As of June 30, 2015, the Bond Fund held $209,183,768 in delayed delivery purchase commitments that represent 2.43% of the Bond Fund’s net assets.

c) Derivatives – The Funds invest in derivatives as permitted by their investment objectives and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

A Fund’s use of derivatives may increase or decrease its exposure to market risk, including the risk that the change in the value of the derivative may not correlate with changes in the value of the underlying securities. A Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a particular derivative in the open market in a timely manner. Counterparty risk is the risk that a counterparty will not be able to fulfill its obligations to the Fund pursuant to the terms of a derivative investment. A Fund’s maximum risk of loss from counterparty risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Futures Contracts – A Fund may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date, to the extent permitted by its investment objectives and policies. During the period ended June 30, 2015, the Funds purchased and sold futures contracts to gain or hedge exposure to risk factors and alter the respective Fund’s investment characteristics. Upon entering into futures contracts, a Fund is required to deposit cash or pledge securities as initial margin, with additional securities segregated up to the current market value of all of the Fund’s futures contracts. Any subsequent margin deposit increases or decreases, which are dependent on the daily fluctuations in the value of the instrument underlying the contract, are made or received by the Fund periodically (Variation Margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The Funds’ average monthly notional amount of purchased futures and sold futures during the period ended June 30, 2015 were as follows:

	Average Monthly Notional Amount of:
	Purchased Futures	Sold Futures
Bridge Builder Bond Fund	$224,013,539	$79,948,277
Bridge Builder Large Cap Growth Fund	469,685	—
Bridge Builder Large Cap Value Fund	704,348	—
Bridge Builder Small/Mid Cap Growth Fund	10,401,651	—
Bridge Builder Small/Mid Cap Value Fund	885,634	—

See the Summary Schedule of Investments for the Funds’ open futures contracts as of June 30, 2015.

Annual Report • June 30, 2015	45

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure as of June 30, 2015.

Statements of Assets and Liabilities — Values of Derivative Instruments as of June 30, 2015

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Bridge Builder Bond Fund
Interest Rate Risk: Futures Contracts*	Net unrealized appreciation on futures contracts	$385,189	Net unrealized (depreciation) on futures contracts	$(309,265)
Total		$385,189		$(309,265)
Bridge Builder Large Cap Growth Fund
Equity Risk: Futures Contracts*	Net unrealized appreciation on futures contracts	$—	Net unrealized (depreciation) on futures contracts	$(10,632)
Total		$—		$(10,632)
Bridge Builder Large Cap Value Fund
Equity Risk: Futures Contracts*	Net unrealized appreciation on futures contracts	$—	Net unrealized (depreciation) on futures contracts	$(20,116)
Total		$—		$(20,116)
Bridge Builder Small/Mid Cap Growth Fund
Equity Risk: Futures Contracts*	Net unrealized appreciation on futures contracts	$—	Net unrealized (depreciation) on futures contracts	$(238,843)
Total		$—		$(238,843)
Bridge Builder Small/Mid Cap Value Fund
Equity Risk: Futures Contracts*	Net unrealized appreciation on futures contracts	$—	Net unrealized (depreciation) on futures contracts	$(6,344)
Total		$—		$(6,344)

*Includes	unrealized appreciation/(depreciation) as reported on the Summary Schedule of Investments.

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended June 30, 2015.

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income

Futures Contracts
Bridge Builder Bond Fund
Interest Rate Risk	$(3,680,600)
Total	$(3,680,600)
Bridge Builder Large Cap Growth Fund
Equity Risk	$18,163
Total	$18,163
Bridge Builder Large Cap Value Fund
Equity Risk	$10,165
Total	$10,165
Bridge Builder Small/Mid Cap Growth Fund
Equity Risk	$149,670
Total	$149,670
Bridge Builder Small/Mid Cap Value Fund
Equity Risk	$(20,817)
Total	$(20,817)

46	Annual Report • June 30, 2015

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

Futures Contracts
Bridge Builder Bond Fund
Interest Rate Risk	$112,136
Total	$112,136
Bridge Builder Large Cap Growth Fund
Equity Risk	$(10,632)
Total	$(10,632)
Bridge Builder Large Cap Value Fund
Equity Risk	$(20,116)
Total	$(20,116)
Bridge Builder Small/Mid Cap Growth Fund
Equity Risk	$(238,843)
Total	$(238,843)
Bridge Builder Small/Mid Cap Value Fund
Equity Risk	$(6,344)
Total	$(6,344)

The Funds are subject to master netting agreements or similar arrangements that allow for amounts owed between each Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements or similar arrangements do not apply to amounts owed to/from different counterparties.

For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. The following table presents the Funds’ derivatives by investment type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of June 30, 2015:

Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral (Pledged)/ Received

Bridge Builder Bond Fund
Futures Contracts	$385,189	$(309,265)	$75,924	$—	$—	$75,924
Bridge Builder Large Cap Growth Fund
Futures Contracts	—	—	—	—	—	—
Bridge Builder Large Cap Value Fund
Futures Contracts	—	—	—	—	—	—
Bridge Builder Small/Mid Cap Growth Fund
Futures Contracts	—	—	—	—	—	—
Bridge Builder Small/Mid Cap Value Fund
Futures Contracts	—	—	—	—	—	—

Annual Report • June 30, 2015	47

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral (Pledged)/ Received

Bridge Builder Bond Fund
Futures Contracts	$309,265	$(309,265)	$—	$—	$—	$—
Bridge Builder Large Cap Growth Fund
Futures Contracts	10,632	—	10,632	—	(10,632)	—
Bridge Builder Large Cap Value Fund
Futures Contracts	20,116	—	20,116	—	(20,116)	—
Bridge Builder Small/Mid Cap Growth Fund
Futures Contracts	238,843	—	238,843	—	(238,843)	—
Bridge Builder Small/Mid Cap Value Fund
Futures Contracts	6,344	—	6,344	—	(6,344)	—

d) Restricted Securities – The Funds may own investment securities that are unregistered and thus restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund generally has no right to require registration of the unregistered securities it holds. All restricted securities held at June 30, 2015 met the definition of Rule 144A of the Securities Act of 1933 and can be traded with an institutional investor without registration. As of June 30, 2015, the Bond Fund held restricted securities with an aggregate value of $1,113,397,062, which accounted for 12.93% of the Bond Fund’s net assets. The Bond Fund’s sub-advisers have determined $8,726,765 of these securities to be illiquid and $1,104,670,297 to be liquid pursuant to the Fund’s illiquid and restricted securities guidelines.

e) Federal Income and Excise Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of each Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

As of June 30, 2015, management of the Trust has reviewed the Funds’ tax positions for all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

f) Distributions to Shareholders – The Bond Fund will make distributions of net investment income monthly. The Large Cap Value Fund will make distributions of net investment income quarterly. The Large Cap Growth, Small/Mid Cap Growth and Small/Mid Cap Value Funds will make distributions of net investment income annually. The Funds will make distributions of capital gains, if any, at least annually. Capital gains are distributed only to the extent they exceed available capital loss carryforwards. All distributions that are reinvested will be in shares of the respective Fund. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

g) Guarantees and Indemnifications – In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Trust that have not yet occurred.

h) Investment Transactions, Income and Expense Allocation – Investment and shareholder transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends and capital, if any, are included as a component of net investment income and realized gain/(loss) on investments, respectively, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized and accreted, respectively, using the constant yield method over the life of the respective securities. Issuance fees, if any, are custodial fees on American Depository Receipts (ADRs) charged by ADR agents on ADR dividends. Issuance fees are included as a component of net investment income. Realized gains and losses are evaluated on the basis of identified cost. Expenses common to multiple Funds are allocated among the respective Funds based upon their relative net assets values or other appropriate allocation methods.

3. INVESTMENT ADVISER

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Funds’ investments.

The Adviser shall provide the Trust with such investment research, advice and investment supervision as the Trust may from time to time consider necessary for the proper management of the assets of the Funds, and shall furnish continuously an investment program for the Funds. In fulfilling this obligation, the Adviser, among other things, recommends the hiring and termination of, and monitors the ongoing performance of, one or more investment “Sub-advisers” and allocates Fund assets among the Sub-advisers.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Fund will pay the Adviser an investment management fee at an annual rate equal to 0.32% of the Bond Fund’s average daily net assets, 0.44% of the Large Cap Growth Fund’s average daily net assets, 0.44% of the Large Cap Value Fund’s average daily net assets, 0.64% of the Small/Mid Cap Growth Fund’s average daily net assets, and 0.64% of the Small/Mid Cap Value Fund’s average daily net assets. The Adviser has contractually agreed to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Adviser is required to pay each Fund’s Sub-advisers. During the period ended June 30, 2015, the Adviser waived the advisory fees listed below which are not subject to recoupment by the Adviser:

Advisory Fees Waived
Bridge Builder Bond Fund	$15,866,563
Bridge Builder Large Cap Growth Fund	594,283
Bridge Builder Large Cap Value Fund	433,586
Bridge Builder Small/Mid Cap Growth Fund	520,853
Bridge Builder Small/Mid Cap Value Fund	213,565

The Adviser has selected and the Board has approved Robert W. Baird & Co., Inc., (“Baird”), J.P. Morgan Investment Management, Inc. (“JPMIM”), and Prudential Investment Management, Inc. (“Prudential”) to sub-advise discrete portions of the Bond Fund’s assets.

The Adviser has selected and the Board has approved Lazard Asset Management LLC (“Lazard”), Sustainable Growth Advisers, LP (“SGA”), Jennison Associates LLC (“Jennison”), William Blair & Company, L.L.C. (“William Blair”), and BlackRock Investment Management, LLC (“BlackRock”) to sub-advise discrete portions of the Large Cap Growth Fund’s assets.

Annual Report • June 30, 2015	49

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The Adviser has selected and the Board has approved Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), Wellington Management Company LLP (“Wellington”), Artisan Partners Limited Partnership (“Artisan Partners”), and BlackRock to sub-advise discrete portions of the Large Cap Value Fund’s assets.

The Adviser has selected and the Board has approved Champlain Investment Partners, LLC (“Champlain”), ClearBridge Investments, LLC (“ClearBridge”), Eagle Asset Management, Inc. (“Eagle”), and BlackRock to sub-advise discrete portions of the Small/Mid Cap Growth Fund’s assets.

The Adviser has selected and the Board has approved Boston Partners (“Boston”), Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”), Silvercrest Asset Management Group LLC (“Silvercrest”), Advisory Research, Inc. (“Advisory Research”), and BlackRock to sub-advise discrete portions of the Small/Mid Cap Value Fund’s assets.

Subject to the supervision of the Adviser, the Sub-advisers provide the Funds, among other services, a continuous investment program for the Funds and determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Funds, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments. For their services as Sub-advisers to the Funds, each Sub-adviser is entitled to receive fees from the Adviser.

Pursuant to an operating expense limitation agreement between the Adviser and the Funds, effective until October 28, 2016, the Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and non-routine expenses) to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to 0.48% of the Bond Fund’s average annual net assets and 0.51% of the Large Cap Growth Fund’s and Large Cap Value Fund’s average annual net assets and 0.73% of the Small/Mid Cap Growth Fund’s and Small/Mid Cap Value Fund’s average annual net assets (each an “Expense Cap”).

Any Fund expenses reimbursed by the Adviser related to the operating expense limitation agreement are subject to recoupment by the Adviser in subsequent fiscal years if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap. The Adviser is permitted to recoup expenses it reimbursed to a Fund in the prior three fiscal years. A Fund must pay its current ordinary operating expenses before the Adviser is entitled to any recoupment of expenses. During the period ended June 30, 2015, the Funds did not exceed the Expense Cap and no expense reimbursements are currently subject to recoupment in subsequent periods.

4. OFFERING AND ORGANIZATIONAL COSTS

Total offering costs of approximately $41,267, $35,524, $26,918 and $20,500 were incurred in connection with the offering of shares of the Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund and Small/Mid Cap Value Fund, respectively. Offering costs are accounted for as deferred costs until operations begin and are then amortized over twelve months. Total organizational costs of approximately $10,144, $8,247, $5,317 and $3,086 were incurred in connection with the organization of the Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund and Small/Mid Cap Value Fund, respectively. Organizational costs are expensed as incurred. These amounts are included in Expenses per the Statements of Operations.

5. LINE OF CREDIT ARRANGEMENT

The Trust is a party to an unsecured line of credit agreement with U.S. Bank, N.A., expiring April 26, 2016. The Funds collectively may borrow up to $200 million. Interest is charged on borrowings at the prevailing prime rate minus one and one-half percent and is reflected as interest expense on the Statements of Operations. The Funds intend to use this line of credit to increase the efficiency of cash flow management as necessary. As of June 30, 2015, the Funds have yet to use this line of credit arrangement.

50	Annual Report • June 30, 2015

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

6. INVESTMENT TRANSACTIONS

For the period ended June 30, 2015, purchases and sales of investment securities, other than short-term investments, were as follows:

	Bridge Builder Bond Fund	Bridge Builder Large Cap Growth Fund	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund
Purchases:
U.S. Government	$9,123,747,443	$—	$—	$—	$—
Other	1,893,549,776	2,647,282,127	2,212,450,851	1,460,677,088	928,488,348
Sales:
U.S. Government	8,377,582,866	—	—	—	—
Other	272,988,777	119,178,146	97,136,473	109,219,582	47,780,908

7. FEDERAL INCOME TAX INFORMATION

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or net asset value per share. For the period ended June 30, 2015 the Funds made the following permanent book-to-tax reclassifications primarily related to the treatment of organization costs, paydowns and difference between book and tax accretion methods for market premium:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
Bridge Builder Bond Fund	$17,344,473	$(17,371,154)	$26,681
Bridge Builder Large Cap Growth Fund	12,424	(520)	(11,904)
Bridge Builder Large Cap Value Fund	(5,113)	17,017	(11,904)
Bridge Builder Small/Mid Cap Growth Fund	9,280	—	(9,280)
Bridge Builder Small/Mid Cap Value Fund	10,229	(949)	(9,280)

At June 30, 2015, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Bridge Builder Bond Fund	Bridge Builder Large Cap Growth Fund	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund
Cost of Investments	$8,774,426,345	$2,614,303,218	$2,204,513,836	$1,413,689,188	$898,956,028

Gross Unrealized Appreciation	$126,400,429	$46,132,565	$26,518,914	$41,827,974	$17,706,779
Gross Unrealized Depreciation	(59,002,193)	(77,164,391)	(87,422,117)	(37,501,927)	(30,816,500)

Net Unrealized Appreciation/(Depreciation)	$67,398,236	$(31,031,826)	$(60,903,203)	$4,326,047	$(13,109,721)

As of June 30, 2015, the components of accumulated earnings on a tax basis were as follows:

	Bridge Builder Bond Fund	Bridge Builder Large Cap Growth Fund	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund
Accumulated Capital and Other Losses	$(3,000,993)	$(2,999,015)	$(2,811)	$(2,741,733)	$—
Undistributed Net Ordinary Income	4,048,706	3,043,640	1,103,815	972,182	1,986,386
Undistributed Long-Term Capital Gain	—	—	9,782	—	41,446
Unrealized Appreciation/(Depreciation) on Investments	67,398,236	(31,031,826)	(60,903,203)	4,326,047	(13,109,721)

Total Accumulated Gain/(Loss)	$68,445,949	$(30,987,201)	$(59,792,417)	$2,556,496	$(11,081,889)

At June 30, 2015, the Funds had the following capital loss carryforwards. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital Loss Carryforwards
Bridge Builder Bond Fund	$—
Bridge Builder Large Cap Growth Fund	2,993,957
Bridge Builder Large Cap Value Fund	—
Bridge Builder Small/Mid Cap Growth Fund	2,741,421
Bridge Builder Small/Mid Cap Value Fund	—

Annual Report • June 30, 2015	51

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

At June 30, 2015 the Bridge Builder Bond Fund deferred, on a tax basis, post-October capital losses of $1,602,494. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the Fund’s next taxable year.

The tax character of distributions paid by the Funds during the fiscal periods ended June 30, 2015 and June 30, 2014 were as follows:

	Bridge Builder Bond Fund		Bridge Builder Large Cap Growth Fund	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund
	2015	2014	2015	2015	2015	2015
Distributions paid from:
Net Ordinary Income (1)	$186,830,832	$88,893,387	$—	$6,142,468	$—	$—
Net Long-Term Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—

Total Distributions Paid	$186,830,832	$88,893,387	$—	$6,142,468	$—	$—

(1)	Net Ordinary Income includes net short-term capital gains, if any.

8. Trustees

Trustee fees and expenses displayed in the Statements of Operations include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) of the Trust. The Trustees who are “interested persons” (the “Non-Independent Trustees”) of the Trust do not receive any Trustee fees.

9. Administrator

U.S. Bancorp Fund Services, LLC (“USBFS”) acts as the Trust’s administrator (the “Administrator”) pursuant to an administration agreement. USBFS provides certain administrative services to the Trust, including, among other responsibilities, fund accounting and certain compliance services. For these services, the Funds shall pay the administrator monthly, a fee accrued daily and based on average daily net assets. The Funds may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in Administration fee in the Statements of Operations.

Certain employees of the Administrator are also Officers of the Trust.

10. Custodian

U.S. Bank National Association is the custodian (the “Custodian”) for the Trust in accordance with a custodian agreement. Custodian fees are paid monthly and based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. The amounts paid directly to the Custodian by the Funds for custody services are included in Custody fees in the Statements of Operations.

11. Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and Statements of Additional Information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk – The Bond Fund invests in fixed income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Fixed income markets have experienced historically low interest rates for an extended period of time, which may increase the risk of interest rates rising in the future as a result of market forces, government action or other factors. Securities with greater interest rate sensitivity and longer

52	Annual Report • June 30, 2015

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

maturities are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

b) Liquidity Risk – Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent the Funds from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in buyside demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, a Fund’s investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

c) Redemption Risk – A Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger or frequent redemption requests. Because the Funds currently are available only to participants in a single asset allocation program, a reduction in the allocation of program assets to a Fund could result in one or more large redemption requests. Moreover, as a result of the requirement that a Fund satisfy redemption requests even during times of significant market or economic turmoil, a Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining. This may require a Fund to realize investment losses at times that the Adviser or a sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur, the market recovers or the security reaches maturity.

d) Credit Risk – An issuer of a fixed income security may fail to pay all or a portion of the payment of principal and/or interest on a security. A security may decline in price if market participants become concerned regarding the credit-worthiness or credit-rating of the issuer, regardless of whether a bond has defaulted.

e) Counterparty Risk – A Fund may be involved in financial transactions or contracts with other parties. There is risk these parties may be unable or unwilling to fulfill their obligations, which could adversely impact the value of a Fund.

f) Market Risk – The overall market may perform poorly or the returns from the securities in which a Fund invests may underperform returns from the general securities markets or other types of investments.

g) Equity Risk – The value of equity securities will rise and fall over short or extended periods of time in response to the activities of the company that issued them, general market conditions and/or economic conditions.

h) Multi-Manager and Multi-Style Management Risk – To a significant extent, the Funds’ performance will depend on the success of the Adviser’s methodology in allocating the Funds’ assets to sub-advisers and its selection and oversight of the sub-advisers and on a sub-adviser’s skill in executing the relevant strategy and selecting investments for the Funds. Because portions of a Fund’s assets are managed by different sub-advisers using different styles, a Fund could experience overlapping securities transactions. Certain sub-advisers may be purchasing securities at the same time other sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

Annual Report • June 30, 2015	53

Bridge Builder Mutual Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the Bridge Builder Trust

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Bridge Builder Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund and Bridge Builder Small/Mid Cap Value Fund (hereafter referred to as the “Funds”) at June 30, 2015, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, IL

August 24, 2015

54	Annual Report • June 30, 2015

Bridge Builder Bond Fund

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreements

Pursuant to Section 15 of the 1940 Act, a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of the Trust who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.(1)

At an in-person meeting held on May 21-22, 2015 (the “in person Meeting”), the Board, including the Independent Trustees, considered and approved the annual continuance of an investment advisory agreement (the “Advisory Agreement”) with Olive Street Investment Advisors (the “Adviser”) and an investment sub-advisory agreement with each of the following sub-advisers: Robert W. Baird & Co. Incorporated (“Baird”), J.P. Morgan Investment Management Inc. (“J.P. Morgan”), and Prudential Investment Management, Inc. (“Prudential,” together with Baird and J.P Morgan, the “Current Sub-advisers”) for the Bridge Builder Bond Fund (the “Fund”), a series of Bridge Builder Trust (collectively, the “Current Sub-advisory Agreements”). The Board also approved a new investment sub-advisory agreement with Loomis Sayles & Company L.P. (the “New Sub-adviser” and, together with the Current Sub-advisers, the “Sub-advisers”) for an initial two-year term (the “New Sub-advisory Agreement,” together with the Advisory Agreement and Current Sub-advisory Agreements, the “Agreements”). In advance of the in person Meeting and a telephonic meeting held on May 5, 2015 (together with the in person Meeting, the “Meetings”), in response to the Independent Trustees’ request for information, the Adviser and the Sub-advisers furnished information to the Board necessary for the Board to evaluate the terms of the Agreements.

This information included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Adviser and the Sub-advisers; (ii) the Fund’s historical performance and the overall performance of the Adviser and the Current Sub-advisers; (iii) the Adviser’s and the Sub-advisers’ investment management personnel; (iv) the Adviser’s and the Sub-advisers’ operations; (v) the Sub-advisers’ investment philosophy and investment process; (vi) the advisory fees proposed to be payable to the Adviser and the Fund’s overall fees and operating expenses, in each case compared with those of a peer group of mutual funds; (vii) the sub-advisory fees payable to the Sub-advisers; (viii) the Adviser’s and the Sub-advisers’ policies and compliance procedures, including those related to personal securities transactions; (ix) the Adviser’s and its affiliates’ experience in selecting and monitoring third-party investment managers; and (ix) the investment performance of accounts managed by the New Sub-adviser with strategies similar to the portion of the Fund proposed to be managed by the New Sub-adviser.

At the Meetings, representatives of the Adviser and the Sub-advisers along with other Fund service providers made their presentations and responded to questions regarding their services, fees and other aspects of the Agreements. The Independent Trustees received advice from Fund counsel and from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of advisory arrangements, and met in executive session outside the presence of the interested Trustees, Fund management and representatives of the Adviser and the Sub-advisers to discuss the Agreements and the services to be provided by the Adviser, the Current Sub-advisers, and the New Sub-adviser.

In considering the approval of the Agreements, the Board considered various factors, as discussed in further detail below:

1. The nature, extent and quality of the services provided and to be provided by the Adviser and the Sub-advisers under the Agreements. The Trustees considered the nature, extent and quality of the Adviser’s and each of the Current Sub-advisers’ overall services provided to the Fund as well as their specific responsibilities in all aspects of day-to-day investment management of the Fund. In this regard, the Board considered the Adviser’s oversight role and responsibilities with regard to the Sub-advisers, and the Current Sub-advisers’ role in the day-to-day management of the Fund’s portfolio. The Board also considered the existing relationship between the Adviser and

(1) Bridge Builder Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission permitting them to enter into and materially amend sub-advisory agreements without shareholder approval and granting them relief from certain disclosure requirements.

Annual Report • June 30, 2015	55

Bridge Builder Bond Fund

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreements (Continued)

each Current Sub-adviser and the Trust, as well as the Board’s knowledge of the Adviser’s and each Current Sub-adviser’s operations, and noted that during the course of the prior year, including at the in person Meeting, they had met with representatives of the Adviser to review Fund performance and Sub-adviser oversight, including the Adviser’s risk management process, and with representatives of the Current Sub-advisers. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Adviser and Current Sub-advisers are capable of continuing to provide services of the type and nature contemplated by the terms of the Advisory Agreement and Current Sub-advisory Agreements. The Board reviewed the portfolio management services proposed to be provided by the New Sub-adviser, including how the New Sub-adviser’s investment philosophy and process complement those of the Current Sub-advisers, as well as the background and experience of the New Sub-adviser’s portfolio management personnel. The Board reviewed the resources of the New Sub-adviser. The Trustees also considered other services to be provided to the Fund by the New Sub-adviser under the Adviser’s supervision, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity, voting proxies, and selecting broker-dealers to execute portfolio transactions. The Board reviewed the terms of the proposed New Sub-advisory Agreement. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the New Sub-adviser is capable of providing services of the type and nature contemplated by the terms of the New Sub-advisory Agreement.

2. Fees and Other Expenses. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds, as well as expense waivers and reimbursements. The Trustees reviewed a report on the advisory fees payable by the Fund to the Adviser, as well as the sub-advisory fees payable by the Adviser to the Current Sub-advisers, as well as the sub-advisory fees proposed to be payable by the Adviser to the New Sub-adviser. The Trustees also reviewed reports prepared by Morningstar Associates, LLC, an independent provider of mutual fund industry data, comparing the Fund’s advisory fees and gross and net expense ratios to those paid by an independently-selected peer group of mutual funds. The Trustees considered that the Adviser, not the Fund, pays the Current and New Sub-advisers pursuant to the Current and New Sub-advisory Agreements. The Trustees evaluated the fees payable under the Current and New Sub-advisory Agreements. The Board noted that the Adviser had no similarly managed separate accounts for purposes of comparison. In addition, the Board considered that the Adviser has contractually agreed to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the sub-advisory fees the Adviser is required to pay the Sub-advisers. The Board noted that the Adviser may terminate this waiver arrangement following notice, without Board approval, once a year. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the advisory and sub-advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Current Sub-advisers, and expected to be rendered by the New Sub-adviser.

3. The Fund’s Investment Performance Record. In assessing the quality of the portfolio management delivered by the Adviser and Current Sub-advisers, the Board reviewed the performance of the Fund on both an absolute basis, and in comparison to appropriate securities benchmarks and its peer funds utilizing classifications provided by Morningstar Associates, LLC. The Board noted that the Fund outperformed its peer group average and index for the one-year period ending March 31, 2015. The Board also noted that for the one-year period ending March 31, 2015, each of the Current Sub-advisers outperformed the Fund’s peer group, while both Baird and Prudential outperformed the Fund’s index and JP Morgan slightly underperformed against the index over the same period. The Board noted that the Adviser did not provide advisory services to accounts other than the Fund, and therefore had no similarly managed separate accounts for purposes of the comparison. The Board did consider hypothetical and historical performance of the Fund, each Current Sub-adviser’s performance history with respect to the portion of the Fund managed by it, and the New Sub-adviser’s performance history with respect to similarly-managed investment accounts.

4. Profitability and Economies of Scale. The Board considered that the Adviser has contractually agreed to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the

56	Annual Report • June 30, 2015

Bridge Builder Bond Fund

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreements (Continued)

Adviser is required to pay the Sub-advisers. Therefore, the Adviser does not receive any profit from its management of the Fund or from hiring or terminating any sub-adviser. Additionally, the Adviser does not profit or receive any benefit from allocating assets among the Sub-advisers in any particular manner. Also, the Board did not consider profitability of the Sub-advisers to be a material factor, given that the Sub-advisers are not affiliated with the Adviser and, therefore, the fees were negotiated at arm’s length. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board noted that as Fund assets have grown, the Fund’s gross and net expense ratios have decreased, and that two of the Current Sub-advisers had agreed to contractual breakpoints in their fee schedules.

5. Indirect Benefits. The Board noted that Fund shares are currently available exclusively to investors participating in Edward Jones Advisory Solutions®, an investment advisory program or asset-based fee program, sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser. Accordingly, the Board considered that Edward Jones receives asset-based fees from all investors in connection with their investments in the Fund.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the Advisory Agreement and Current Sub-advisory Agreements for an additional year and the New Sub-advisory Agreement for an initial term of two years. In its deliberations, the Board did not identify any particular factor or conclusion with respect thereto, or single piece of information, that was all-important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and conclusions with respect thereto, and information.

Annual Report • June 30, 2015	57

Bridge Builder Large Cap Growth Fund

Board Consideration of Investment Advisory and Sub-advisory Agreements

Pursuant to Section 15 of the 1940 Act, a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of the Trust who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.(1)

At a meeting held on February 18-19, 2015 (the “February Meeting”), the Board, including the Independent Trustees, considered and approved an investment advisory agreement with Olive Street Investment Advisors (the “Adviser”) and investment sub-advisory agreements with Lazard Asset Management LLC; Sustainable Growth Advisers, LP; Jennison Associates LLC; William Blair & Co., L.L.C.; and BlackRock Investment Management, LLC (the “Sub-advisers”), each for an initial two-year term (the “Agreements”) for the Bridge Builder Large Cap Growth Fund (the “Fund”), a series of Bridge Builder Trust. In advance of the February Meeting and a meeting held on November 10-11, 2014 (together with the February Meeting, the “Meetings”), in response to the Independent Trustees; request for information, the Adviser and the Sub-advisers furnished information to the Board necessary for the Board to evaluate the terms of the Agreements.

This information included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Adviser and the Sub-advisers; (ii) the Adviser’s and the Sub-advisers’ investment management personnel; (iii) the Adviser’s and the Sub-advisers’ operations; (iv) each Sub-adviser’s investment philosophy and investment process; (v) the advisory fees proposed to be payable to the Adviser and the Fund’s overall fees and operating expenses, in each case compared with those of a peer group of mutual funds; (vi) the sub-advisory fees proposed to be payable to the Sub-advisers; (vii) the Adviser’s and the Sub-advisers’ policies and compliance procedures, including those related to personal securities transactions; (viii) the Adviser’s and its affiliates’ experience in selecting and monitoring third-party investment managers; and (ix) the investment performance of accounts managed by each Sub-adviser with strategies similar to the portion of the Fund proposed to be managed by the Sub-Adviser.

At the Meetings, representatives of the Adviser and the Sub-advisers, along with other Fund service providers made a presentation and responded to questions regarding their services, fees and other aspects of the Agreements. The Independent Trustees received advice from Fund counsel and from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of advisory arrangements, and met in executive session outside the presence of the interested Trustees, Fund management and representatives of the Adviser and the Sub-advisers to discuss the Agreements and the services to be provided by the Adviser and the Sub-advisers.

In considering the approval of the Agreements, the Board considered various factors as discussed in further detail below:

1. The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement and the Sub-advisers under Sub-advisory Agreements. The Board reviewed the advisory services to be provided by the Adviser, including identifying, analyzing and recommending the engagement of the Sub-advisers. The Board also reviewed the portfolio management services to be provided by each Sub-adviser, including how each Sub-adviser’s investment philosophy and process complement those of the other Sub-advisers, as well as the background and experience of the Sub-advisers’ portfolio management personnel. The Board reviewed the resources of the Adviser and the Sub-advisers, and the terms of the proposed Agreements, including the Adviser’s obligation to supervise and monitor the performance of the Sub-advisers and to allocate assets among the Sub-advisers. The Trustees also considered other services to be provided to the Fund by the Adviser, or by the Sub-advisers under the Advisors supervision, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity, voting proxies, and selecting broker-dealers to execute portfolio transactions. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Adviser and the Sub-advisers are capable of providing services of the type and nature contemplated by the terms of the Agreements.

(1) Bridge Builder Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission permitting them to enter into and materially amend sub-advisory agreements without shareholder approval and granting them relief from certain disclosure requirements.

58	Annual Report • June 30, 2015

Bridge Builder Large Cap Growth Fund

Board Consideration of Investment Advisory and Sub-advisory Agreements (Continued)

2. Fees and Other Expenses. The Trustees reviewed a report on the advisory fees proposed to be payable by the Fund to the Adviser, as well as the sub-advisory fees proposed to be payable by the Adviser to the Sub-advisers. The Trustees also reviewed reports prepared by Lipper, Inc., an independent provider of industry data, comparing the Fund’s advisory fees and gross and net expense ratios to those paid by a peer group of mutual funds. The Trustees considered that the Adviser, not the Fund, would pay the Sub-advisers pursuant to the sub-advisory agreements. The Trustees evaluated both the fee that would be payable under the sub-advisory agreements and the portion of the fee under the advisory agreement that could be retained by the Adviser, subject, however, to the waiver described below.

In addition, the Board considered that the Adviser has contractually agreed to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the sub-advisory fees the Adviser is required to pay the Sub-advisers. The Board noted that the Adviser may terminate this waiver arrangement following notice, without Board approval, once a year. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the advisory and sub-advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-advisers.

3. The Fund’s Investment Performance Record. Because the Fund is new and had not commenced operations, it did not yet have an investment performance record. The Board did consider hypothetical and historical performance of the Fund and each Sub-adviser’s performance history with respect to similarly-managed investment accounts.

4. Profitability and Economies of Scale. Because the Fund is new and had not yet commenced operations, the Adviser did not present the Board with information regarding its profitability or the extent to which economies of scale would be realized as the assets of the Fund grow. Also, the board did not consider profitability of the Sub-advisers to be a material factor, given that the Sub-advisers are not affiliated with the Adviser and, therefore, the fees were negotiated at arm’s length. The Trustees expect to receive information on the Adviser’s profitability and economies of scale in advance of considering future renewals of the Agreements.

5. Indirect Benefits. The Board noted that Fund shares are currently available exclusively to investors participating in Edward Jones Advisory Solutions®, an investment advisory program or asset-based fee program sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser. Accordingly, the Board considered that Edward Jones receives asset-based fees from all investors in connection with their investments in the Fund.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the Agreements for initial terms of two years. In its deliberations, the Board did not identify any particular factor or conclusion with respect thereto, or single piece of information, that was all-important, controlling or determinative of its decision, and each Trustee may have attributed different weights to the various factors and conclusions with respect thereto, and information.

Annual Report • June 30, 2015	59

Bridge Builder Large Cap Value Fund

Board Consideration of Investment Advisory and Sub-advisory Agreements

Pursuant to Section 15 of the 1940 Act, a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of the Trust who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.(1)

At a meeting held on February 18-19, 2015 (the “February Meeting”), the Board, including the Independent Trustees, considered and approved an investment advisory agreement with Olive Street Investment Advisors (the “Advisor”) and investment sub-advisory agreements with Artisan Partners Limited Partnership; Barrow, Hanley, Mewhinney & Strauss, LLC; Wellington Management Company LLP; and BlackRock Investment Management, LLC. (the “Sub-advisers”), each for an initial two-year term (the “Agreements”), for the Bridge Builder Large Cap Value Fund (the “Fund”), a series of Bridge Builder Trust. In advance of the February Meeting and a meeting held on November 10-11, 2014 (together with the February meeting, the “Meetings”), in response to the Independent Trustees’ request for information, the Adviser and the Sub-advisers furnished information to the Board necessary for the Board to evaluate the terms of the Agreements.

This information included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Adviser and the Sub-advisers; (ii) the Adviser’s and the Sub-advisers’ investment management personnel; (iii) the Adviser’s and the Sub-advisers’ operations; (iv) each Sub-adviser’s investment philosophy and investment process; (v) the advisory fees proposed to be payable to the Adviser and the Fund’s overall fees and operating expenses, in each case compared with those of a peer group of mutual funds; (vi) the sub-advisory fees proposed to be payable to the Sub-advisers; (vii) the Adviser’s and the Sub-advisers’ policies and compliance procedures, including those related to personal securities transactions; (viii) the Adviser’s and its affiliates’ experience in selecting and monitoring third-party investment managers; and (ix) the investment performance of accounts managed by each Sub-adviser with strategies similar to the portion of the Fund proposed to be managed by the Sub-adviser.

At the Meetings, representatives of the Adviser and the Sub-advisers, along with other Fund service providers made a presentation and responded to questions regarding their services, fees and other aspects of the Agreements. The Independent Trustees received advice from Fund counsel and from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of advisory arrangements, and met in executive session outside the presence of the interested Trustees, Fund management and representatives of the Adviser and the Sub-advisers to discuss the Agreements and the services to be provided by the Adviser and the Sub-advisers.

In considering the approval of the Agreements, the Board considered various factors, as discussed in further detail below:

1. The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement and the Sub-advisers under Sub-advisory Agreements. The board reviewed the advisory services to be provided by the Adviser, including identifying, analyzing and recommending the engagement of the Sub-advisers. The Board also reviewed the portfolio management services to be provided by each Sub-adviser, including how each Sub-adviser’s investment philosophy and process complement those of the other Sub-advisers, as well as the background and experience of the Sub-advisers’ portfolio management personnel. The Board reviewed the resources of the Adviser and the Sub-advisers, and the terms of the proposed Agreements, including the Adviser’s obligation to supervise and monitor the performance of the Sub-advisers and to allocate assets among the Sub-advisers. The Trustees also considered other services to be provided to the Fund by the Adviser, or by the Sub-advisers under the Adviser’s supervision, such as monitoring adherence to the Fund’s investment restrictions monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity, voting proxies, and selecting broker-dealers to execute portfolio transactions. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Adviser and Sub-advisers are capable of providing services of the type and nature contemplated by the terms of the Agreements.

(1) Bridge Builder Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission permitting them to enter into and materially amend sub-advisory agreements without shareholder approval and granting them relief from certain disclosure requirements.

60	Annual Report • June 30, 2015

Bridge Builder Large Cap Value Fund

Board Consideration of Investment Advisory and Sub-advisory Agreements (Continued)

2. Fees and Other Expenses. The Trustees reviewed a report on the advisory fees proposed to be payable by the Fund to the Adviser, as well as the sub-advisory fees proposed to be payable by the Adviser to the Sub-advisers. The Trustees also reviewed reports prepared by Lipper, Inc., an independent provider of industry data, comparing the Fund’s advisory fees and gross and net expense ratios to those paid by a peer group of mutual funds. The Trustees considered that the Adviser, not the Fund, would pay the Sub-advisers pursuant to the sub-advisory agreements. The Trustees evaluated both the fee that would be payable under the sub-advisory agreements and the portion of the fee under the advisory agreement that could be retained by the Adviser, subject, however, to the waiver described below.

In addition, the Board considered that the Adviser has contractually agreed to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the sub-advisory fees the Adviser is required to pay the Sub-advisers. The Board noted that the Adviser may terminate this waiver arrangement following notice, without Board approval, once a year. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the advisory and sub-advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-advisers.

3. The Fund’s Investment Performance Record. Because the Fund is new and had not commenced operations, it did not yet have an investment performance record. The Board did consider hypothetical historical performance of the Fund and each Sub-adviser’s performance history with respect to similarly-managed investment accounts.

4. Profitability and Economies of Scale. Because the Fund is new and had not yet commenced operations, the Adviser did not present the Board with information regarding its profitability or the extent to which economies of scale would be realized as the assets of the Fund grow. Also, the Board did not consider profitability of the Sub-advisers to be a material factor, given that the Sub-advisers are not affiliated with the Adviser and, therefore, the fees were negotiated at arm’s length. The Trustees expect to receive information on the Adviser’s profitability and economies of scale in advance of considering future renewals of the Agreements.

5. Indirect Benefits. The Board noted that Fund shares are currently available exclusively to investors participating in Edward Jones Advisory Solutions®, an investment advisory program or asset-based fee program sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser. Accordingly, the Board considered that Edward Jones receives asset-based fees from all investors in connection with their investments in the Fund.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the Agreements for initial terms of two years. In its deliberations, the Board did not identify any particular factor or conclusion with respect thereto, or single piece of information, that was all-important, controlling or determinative of its decision, and each Trustee may have attributed different weights to the various factors and conclusions with respect thereto, and information.

Annual Report • June 30, 2015	61

Bridge Builder Small/Mid Cap Growth Fund

Board Consideration of Investment Advisory and Sub-advisory Agreements

Pursuant to Section 15 of the 1940 Act, a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of the Trust who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.(1)

At a meeting held on February 18-19, 2015 (the “February Meeting”), the Board, including the Independent Trustees, considered and approved an investment advisory agreement with Olive Street Investment Advisors (the “Adviser”) and investment sub-advisory agreements with Eagle Asset Management, Inc.; Champlain Investment Partners, LLC; ClearBridge Investments, LLC; and BlackRock Investment Management (the “Sub-advisers”), each for an initial two-year term (the “Agreements”), for the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”), a series of Bridge Builder Trust. In advance of the February Meeting and a meeting held on November 10-11, 2014 (together with the February Meeting, the “Meetings”), in response to the Independent Trustees’ request for information, the Adviser and the Sub-advisers furnished information to the Board necessary for the Board to evaluate the terms of the Agreements.

This information included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Adviser and the Sub-advisers; (ii) the Adviser’s and the Sub-advisers’ investment management personnel; (iii) the Adviser’s and the Sub-advisers’ operations; (iv) each Sub-adviser’s investment philosophy and investment process; (v) the advisory fees proposed to be payable to the Adviser and the Fund’s overall fees and operating expenses, in each case compared with those of a peer group of mutual funds; (vi) the sub-advisory fees proposed to be payable to the Sub-advisers; (vii) the Adviser’s and the Sub-advisers’ policies and compliance procedures, including those related to personal securities transactions; (viii) the Adviser’s and its affiliates’ experience in selecting and monitoring third-party investment managers; and (ix) the investment performance of accounts managed by each Sub-adviser with strategies similar to the portion of the Fund proposed to be managed by the Sub-adviser.

At the Meetings, representatives of the Adviser and the Sub-advisers, along with other Fund service providers made a presentation and responded to questions regarding their services, fees and other aspects of the Agreements. The Independent Trustees received advice from Fund counsel and from their legal independent counsel, including advice regarding the legal standards applicable to the consideration of advisory arrangements, and met in executive session outside the presence of the Interested Trustees, Fund management and representatives of the Adviser and the Sub-advisers to discuss the Agreements and the services to be provided by the Adviser and the Sub-advisers.

In considering the approval of the Agreements, the Board considered various factors as discussed in further detail below:

1. The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement and the Sub-advisers under Sub-advisory Agreements. The Board reviewed the advisory services to be provided by the Adviser, including identifying, analyzing and recommending the engagement of the Sub-advisers. The Board also reviewed the portfolio management services to be provided by each Sub-adviser, including how each Sub-adviser’s investment philosophy and process complement those of the other Sub-advisers , as well as the background and experience of the Sub-advisers’ portfolio management personnel. The Board reviewed the resources of the Adviser and the Sub-advisers, and the terms of the proposed Agreements, including the Adviser’s obligation to supervise and monitor the performance of the Sub-advisers and to allocate assets among the Sub-advisers. The Trustees also considered other services to be provided to the Fund by the Adviser, or by the Sub-advisers under the Adviser’s supervision, such as monitoring adherence to the Fund’s investment restrictions monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity, voting proxies, and selecting broker-dealers to execute portfolio transactions. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Adviser and the Sub-advisers are capable of providing services of the type and nature contemplated by the terms of the Agreements.

(1) Bridge Builder Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission permitting them to enter into and materially amend sub-advisory agreements without shareholder approval and granting them relief from certain disclosure requirements.

62	Annual Report • June 30, 2015

Bridge Builder Small/Mid Cap Growth Fund

Board Consideration of Investment Advisory and Sub-advisory Agreements (Continued)

2. Fees and Other Expenses. The Trustees reviewed a reported on the advisory fees proposed to be payable by the Fund to the Adviser, as well as the sub-advisory fees proposed to be payable by the Adviser to the Sub-advisers. The Trustees also reviewed reports prepared by Lipper, Inc., an independent provider of industry data, comparing the Fund’s advisory fees and gross and net expense ratios to those paid by a peer group of mutual funds. The Trustees considered that the Adviser, not the Fund, would pay the Sub-advisers pursuant to the sub-advisory agreements. The Trustees evaluated both the fee that would be payable under the sub-advisory agreements and the portion of the fee under the advisory agreement that could be retained by the Adviser, subject, however, to the waiver described below.

In addition, the Board considered that the Adviser has contractually agreed to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the sub-advisory fees the Adviser is required to pay the Sub-advisers. The Board noted that the Adviser may terminate this waiver arrangement following notice, without Board approval, once a year. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the advisory and sub-advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-advisers.

3. The Fund’s Investment Performance Record. Because the Fund is new and had not commenced operations, it did not yet have an investment performance record. The Board did consider hypothetical and historical performance of the Fund and each Sub-Adviser’s performance history with respect to similarly-managed investment accounts.

4. Profitability and Economies of Scale. Because the Fund is new and had not yet commenced operations, the Adviser did not present the Board with information regarding its profitability or the extent to which economies of scale would be realized as the assets of the Fund grow. Also, the Board did not consider profitability of the Sub-advisers to be a material factor, given that the Sub-advisers are not affiliated with the Adviser, and therefore, the fees were negotiated at arm’s length. The Trustees expect to receive information on the Adviser’s profitability and economies of scale in advance of considering future renewals of the Agreements.

5. Indirect Benefits. The Board noted that Fund shares are currently available exclusively to investors participating in Edward Jones Advisory Solutions®, an investment advisory program or asset-based fee program sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser. Accordingly, the Board considered that Edward Jones receives asset-based fees from all investors in connection with their investments in the Fund.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the Agreements for initial terms of two years. In its deliberations, the Board did not identify any particular factor or conclusion with respect thereto, or single piece of information, that was all-important, controlling or determinative of its decision, and each Trustee may have attributed different weights to the various factors and conclusions with respect thereto, and information.

Annual Report • June 30, 2015	63

Bridge Builder Small/Mid Cap Growth Fund

Board Consideration of Sub-advisory Agreement

Pursuant to Section 15 of the 1940 Act, a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of the Trust who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.(1)

At a meeting held on May 21-22, 2015 (the “Meeting”), the Board, including the Independent Trustees, considered and approved an investment sub-advisory agreement with Stephens Investment Management Group, LLC (the “Sub-adviser”), for an initial two-year term (the “Agreement”), for the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”), a series of the Bridge Builder Trust. In advance of the May Meeting, in response to the Independent Trustees’ request for information, the Sub-adviser furnished information to the Board necessary for the Board to evaluate the terms of the Agreement.

This information included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Sub-adviser; (ii) the Sub-adviser’s investment management personnel; (iii) the Sub-adviser’s operations; (iv) the Sub-adviser’s investment philosophy and investment process; (v) the sub-advisory fees proposed to be payable to the Sub-adviser; (vi) the Sub-adviser’s policies and compliance procedures, including those related to personal securities transactions; and (vii) the investment performance of accounts managed by the Sub-adviser with strategies similar to the portion of the Fund proposed to be managed by the Sub-adviser.

At the Meeting, representatives of the Sub-adviser made a presentation and responded to questions regarding their services, fees and other aspects of the Agreement. The Independent Trustees received advice from Fund counsel and from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of advisory arrangements, and met in executive session outside the presence of the interested Trustees, Fund management and representatives of the Sub-adviser to discuss the Agreement and the services to be provided by the Sub-adviser. In considering the approval of the Agreements, the Board considered various factors, as discussed in further detail below:

1. The nature, extent and quality of the services provided and to be provided by the Sub-adviser under Sub-advisory Agreement. The Board reviewed the portfolio management services proposed to be provided by the Sub-adviser, including how the Sub-adviser’s investment philosophy and process complement those of the other Sub-advisers that manage the Fund, as well as the background and experience of the Sub-adviser’s portfolio management personnel. The Board reviewed the resources of the Sub-adviser, and the terms of the proposed Agreement. The Trustees also considered other services to be provided to the Fund by the Sub-adviser under the Adviser’s supervision, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity, voting proxies, and selecting broker-dealers to execute portfolio transactions. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Sub-adviser is capable of providing services of the type and nature contemplated by the terms of the Agreement.

2. Fees and Other Expenses. The Trustees reviewed a report on the sub-advisory fees proposed to be payable by the Adviser to the Sub-adviser. The Trustees considered that the Adviser, not the Fund, would pay the Sub-adviser pursuant to the Agreement. The Trustees noted, however, that the Adviser has contractually agreed to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the sub-advisory fees the Adviser is required to pay the Sub-advisers. Given the terms of this waiver arrangement, the Trustees acknowledged that sub-advisory fee levels can affect the Fund’s net expense ratio. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Sub-adviser.

(1) Bridge Builder Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission permitting them to enter into and materially amend sub-advisory agreements without shareholder approval and granting them relief from certain disclosure requirements.

64	Annual Report • June 30, 2015

Bridge Builder Small/Mid Cap Growth Fund

Board Consideration of Sub-advisory Agreement (Continued)

3. The Sub-Adviser’s Investment Performance Record. Because the Sub-adviser is new to the Fund, which only recently commenced operations, the Board was not able to evaluate an investment performance record for a portion of the Fund managed by the Sub-adviser. The Board did consider hypothetical performance of the Fund and the Sub-adviser’s performance history with respect to similarly-managed investment accounts.

4. Profitability and Economies of Scale. The Board did not consider profitability of the Sub-adviser to be a material factor, given that the Sub-adviser is not affiliated with the Adviser and, therefore, the fees were negotiated at arm’s length. The Board noted that the Sub-adviser had agreed to contractual breakpoints in its fee schedule.

5. Indirect Benefits. The Board noted that Fund shares are currently available exclusively to investors participating in Edward Jones Advisory Solutions®, an investment advisory program or asset-based fee program sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser. Accordingly, the Board considered that Edward Jones receives asset-based fees from all investors in connection with their investments in the Fund.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the Agreement for an initial term of two years. In its deliberations, the Board did not identify any particular factor or conclusion with respect thereto, or single piece of information, that was all-important, controlling or determinative of its decision, and each Trustee may have attributed different weights to the various factors and conclusions with respect thereto, and information.

Annual Report • June 30, 2015	65

Bridge Builder Small/Mid Cap Value Fund

Board Consideration of Investment Advisory and Sub-advisory Agreements

Pursuant to Section 15 of the 1940 Act, a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of the Trust who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.(1)

At a meeting held on February 18-19, 2015 (the “February Meeting”), the Board, including the Independent Trustees, considered and approved an investment advisory agreement with Olive Street Investment Advisors (the “Adviser”) and investment sub-advisory agreements with Vaughan Nelson Investment Management, L.P.; Boston Partners; Silvercrest Asset Management Group LLC; Advisory Research, Inc.; and BlackRock Investment Management, LLC (the “Sub-advisers”) each for an initial two-year term (the “Agreements”), for the Bridge Builder Small/Mid Cap Value Fund (the “Fund”), a series of Bridge Builder Trust. In advance of the February Meeting and a meeting held on November 10-11, 2014 (together with the February Meeting, the “Meetings”), in response to the Independent Trustees’ request for information, the Adviser and the Sub-advisers furnished information to the Board necessary for the Board to evaluate the terms of the Agreements.

This information included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Adviser and the Sub-advisers; (ii) the Adviser’s and the Sub-advisers’ investment management personnel; (iii) the Adviser’s and the Sub-advisers’ operations; (iv) each Sub-adviser’s investment philosophy and investment process; (v) the advisory fees proposed to be payable to the Adviser and the Fund’s overall fees and operating expenses, in each case compared with those of a peer group of mutual funds; (vi) the sub-advisory fees proposed to be payable to the Sub-advisers; (vii) the Adviser’s and the Sub-advisers’ policies and compliance procedures, including those related to personal securities transactions; (viii) the Adviser’s and its affiliates’ experience in selecting and monitoring third-party investment managers; and (ix) the investment performance of accounts managed by each Sub-adviser with strategies similar to the portion of the Fund proposed to be managed by the Sub-adviser.

At the Meetings, representatives of the Adviser and the Sub-advisers, along with other Fund service providers made a presentation and responded to questions regarding their services, fees and other aspects of the Agreements. The Independent Trustees received advice from Fund counsel and from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of advisory arrangements, and met in executive session outside the presence of the interested Trustees, Fund management and representatives of the Adviser and the Sub-advisers to discuss the terms of the Agreements and the services to be provided by the Adviser and the Sub-advisers.

In considering the approval of the Agreements, the Board considered various factors as discussed in further detail below:

1. The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement and the Sub-advisers under Sub-advisory Agreements. The Board reviewed the advisory services to be provided by the Adviser, including identifying, analyzing and recommending the engagement of the Sub-advisers. The Board also reviewed the portfolio management services to be provided by each Sub-adviser, including how each Sun-adviser’s investment philosophy and process complement those of the other Sub-advisers, as well as the background and experience of the Sub-advisers’ portfolio management personnel. The Board reviewed the resources of the Adviser and the Sub-advisers, and the terms of the proposed Agreements, including the Adviser’s obligation to supervise and monitor the performance of the Sub-advisers and to allocate assets among the Sub-advisers. The Trustees also considered other services to be provided to the Fund by the Adviser, or by the Sub-advisers under the Adviser’s supervision, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity, voting proxies, and selecting broker-dealers to execute portfolio transactions. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Adviser and the Sub-Advisers are capable of providing services of the type and nature contemplated by the terms of the Agreements.

(1) Bridge Builder Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission permitting them to enter into and materially amend sub-advisory agreements without shareholder approval and granting them relief from certain disclosure requirements.

66	Annual Report • June 30, 2015

Bridge Builder Small/Mid Cap Value Fund

Board Consideration of Investment Advisory and Sub-advisory Agreements (Continued)

2. Fees and Other Expenses. The Trustees reviewed a report on the advisory fees proposed to be payable by the Fund to the Adviser, as well as the sub-advisory fees proposed to be payable by the Adviser to the Sub-advisers. The Trustees also reviewed reports prepared by Lipper, Inc., an independent provider of industry data, comparing the Fund’s advisory fees and gross and net expense ratios to those paid by a peer group of mutual funds. The Trustees considered that the Adviser, not the Fund, would pay the Sub-advisers pursuant to the sub-advisory agreements. The Trustees evaluated both the fee that would be payable under the sub-advisory agreements and the portion of the fee under the advisory agreement that could be retained by the Adviser, subject, however, to the waiver described below.

In addition, the Board considered that the Adviser has contractually agreed to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the sub-advisory fees the Adviser is required to pay the Sub-advisers. The Board noted that the Adviser may terminate this waiver arrangement following notice, without Board approval, once a year. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the advisory and sub-advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-advisers.

3. The Fund’s Investment Performance Record. Because the Fund is new and had not commenced operations, it did not yet have an investment performance record. The Board did consider hypothetical and historical performance of the Fund and each Sub-Adviser’s performance history with respect to similarly-managed investment accounts.

4. Profitability and Economies of Scale. Because the Fund is new and had not yet commenced operations, the Adviser did not present the Board with information regarding its profitability or the extent to which economies of scale would be as the assets of the Fund grow. Also, the Board did not consider profitability of the Sub-advisers to be a material factor, given that the Sub-advisers are not affiliated with the Adviser and, therefore, the fees were negotiated at arm’s length. The Trustees expect to receive information on the Adviser’s profitability and economies of scale in advance of considering future renewals of the Agreements.

5. Indirect Benefits. The Board noted that Fund shares are currently available exclusively to investors participating in Edward Jones Advisory Solutions®, an investment advisory program or asset-based fee program sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser. Accordingly, the Board considered that Edward Jones receives asset-based fees from all investors in connection with their investments in the Fund.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the Agreements for initial terms of two years. In its deliberations, the Board did not identify any particular factor or conclusion with respect thereto, or single piece of information, that was all-important, controlling or determinative of its decision, and each Trustee may have attributed different weights to the various factors and conclusions with respect thereto, and information.

Annual Report • June 30, 2015	67

Bridge Builder Mutual Funds

General Information

Independent Trustees of the Trust

Name	Role	Term	Principal Occupation
Jean E. Carter (Born: 1957)	Lead Independent Trustee	Indefinite Term; Since Inception	Retired; Director of Investment Management Group for Russell Investment Group (1982-2005)
Janice L. Innis-Thompson (Born: 1966)	Trustee, Chair of the Nominating and Governance Committee	Indefinite Term; Since Inception	Senior Vice President, Chief Compliance & Ethics Officer, TIAA-CREF (since 2006)
William N. Scheffel (Born: 1953)	Trustee	Indefinite Term; Since Inception	Executive Vice President, Chief Financial Officer and Treasurer, Centene Corporation (since 2003)
John M. Tesoro (Born: 1952)	Trustee, Chair of the Audit Committee	Indefinite Term; Since Inception	Retired; Partner, KPMG LLP (2002-2012)

Interested Trustees of the Trust

Name	Role	Term	Principal Occupation
William H. Broderick III (Born: 1952)	Trustee, Chairman	Indefinite Term; Since Inception	Retired; Principal, Investment Advisory, Edward Jones and General Partner, The Jones Financial Companies, LLLP (1986-2012)
William E. Fiala (Born: 1967)	Trustee, Chair of the Valuation Committee	Indefinite Term; Since Inception	Principal, Edward Jones and General Partner, The Jones Financial Companies, LLLP (1994-Present)

Officers of the Trust

Name	Role	Term	Principal Occupation
Joseph C. Neuberger (Born: 1962)	President	Indefinite Term; Since Inception	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-Present)
Jason F. Hadler (Born: 1975)	Treasurer	Indefinite Term; Since Inception	Senior Vice President, U.S. Bancorp Fund Services, LLC (Since 2003)
Alan J. Herzog (Born: 1973)	Chief Compliance Officer and Vice President	Indefinite Term; Since January 1, 2015	Director of Funds Compliance, Edward Jones (Since 2013); Senior Counsel, Wells Fargo Advisors, LLC (2008-2013)
Elaine E. Richards (Born: 1968)	Secretary	Indefinite Term; Since Inception	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (Since July 2007)

The business address of the Trustees and Officers is the address of the Trust: 615 East Michigan Street, Milwaukee, Wisconsin 53202.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-823-3611.

68	Annual Report • June 30, 2015

Bridge Builder Mutual Funds

General Information (Continued)

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-Q Disclosure

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s Form N-Q filings is also available, without charge, by calling, 1-855-823-3611.

Household Delivery of Shareholder Documents

To reduce expenses the Funds may mail only one copy of the prospectus, Statement of Additional Information and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving individual copies thirty days after your request is received.

Schedule of Investments

Each Fund’s complete schedule of investments in securities of unaffiliated issuers is available without charge, upon request, by calling 1-855-823-3611, and on the SEC website at http://www.sec.gov as a part of Form N-CSR.

Tax Notice

The percentage of dividend income distributed for the period ended June 30, 2015, which is designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, was 0%, 0%, 100%, 0% and 0% for the Bond Fund, Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund and Small/Mid Cap Value Fund, respectively. 0%, 0%, 90.49%, 0% and 0% of the dividends paid by the Bond Fund, Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund and Small/Mid Cap Value Fund, respectively, qualify for the corporate dividends received deduction.

For the period ended June 30, 2015, 0%, 0%, 0%, 0% and 0% of the ordinary income distributions paid by the Bond Fund, Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund and Small/Mid Cap Value Fund, respectively, were designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c). For the period ended June 30, 2015, 100%, 0%, 0%, 0% and 0% of the ordinary income distributions paid by the Bond Fund, Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund and Small/Mid Cap Value Fund, respectively, qualify as interest related dividends under Internal Revenue Code Section 871(k)(2)(c).

Annual Report • June 30, 2015	69

Bridge Builder Mutual Funds

Privacy Policy

FACTS	What Does the Bridge Builder Trust (“Bridge Builder”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	* Social Security number	* Investment experience
	* Account transactions	* Risk tolerance
	* Transaction history	* Account transactions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Bridge Builder chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES BRIDGE BUILDER SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

WHO WE ARE
Who is providing this notice?	Bridge Builder Trust

WHAT WE DO
How does Bridge Builder protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Bridge Builder collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes – information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

Olive Street Investment Advisers, LLC (“Olive Street”), our investment adviser, may be deemed to be affiliated with us. Olive Street is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P., and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. Bridge Builder does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Bridge Builder does not currently engage in joint marketing efforts.

Questions? Call 855-823-3611 or go to www.bridgebuildermutualfunds.com

70	Annual Report • June 30, 2015

Investment Adviser

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Administrator, Fund Accountant & Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Legal Counsel

Morgan Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker

Chicago, IL 60606

Bridge Builder Mutual Funds Bridge Builder mutual funds, available exclusively through Edward Jones Advisory Solutions®, provide investors diversified expertise from leading asset management firms. The management of Bridge Builder mutual funds is rooted in our investment philosophy of diversification, a long-term approach and high quality. Visit www.bridgebuildermutualfunds.com for more information. Enroll in e-delivery Add convenience and organization to your financial life by signing up for e-delivery. Visit www.edwardjones.com/edelivery to learn more and enroll. DES-8308-A

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that John Tesoro and William Scheffel are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, and tax services during the past two fiscal years. “Audit fees” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related fees” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax fees” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2015	FYE 6/30/2014
Audit Fees	$198,500	$65,000
Audit-Related Fees
Tax Fees	$27,775	$5,100
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X were as follows:

	FYE 6/30/2015	FYE 6/30/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any entity controlling, controlled by, or under common control with the investment adviser) for the last two years.

	FYE 6/30/2015	FYE 6/30/2014
Non-Audit Related Fees
Registrant	$27,775	$5,100
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Bridge Builder Bond Fund

Schedule of Investments

June 30, 2015

	Principal
	Amount	Value
BONDS & NOTES - 96.19%
Asset Backed Obligations - 9.35%
ABFC 2005-AQ1 Trust
5.00%, 06/25/2035	$838,775	$863,556
ABFC 2006-OPT1 Trust
0.34%, 09/25/2036	6,442,393	5,529,912
Academic Loan Funding Trust 2012-1
0.99%, 12/27/2022 (Acquired 10/28/2013, Cost $1,260,237) (b)	1,254,509	1,255,512
Academic Loan Funding Trust 2013-1
0.99%, 12/26/2044 (Acquired 11/15/2013, Cost $1,566,879) (b)	1,578,081	1,574,603
Ally Auto Receivables Trust 2012-3
0.85%, 08/15/2016	37,950	37,955
Ally Auto Receivables Trust 2014-SN2
1.03%, 09/20/2017	991,000	990,123
Ally Auto Receivables Trust 2015-SN1
0.93%, 10/20/2016	2,750,000	2,750,300
1.21%, 03/20/2017	915,000	916,424
American Credit Acceptance Receivables Trust
2.28%, 09/17/2018 (Acquired 10/28/2013, Cost $143,554) (b)	143,699	143,729
American Credit Acceptance Receivables Trust 2013-1
1.45%, 04/16/2018 (Acquired 10/28/2013, Cost $158,806) (b)	158,902	158,918
American Credit Acceptance Receivables Trust 2014-1
1.14%, 03/12/2018 (Acquired 01/07/2014, Cost $126,328) (b)	126,332	126,303
American Credit Acceptance Receivables Trust 2014-2
0.99%, 10/10/2017 (Acquired 04/15/2014, Cost $1,231,256) (b)	1,231,290	1,230,328
2.26%, 03/10/2020 (Acquired 04/15/2014, Cost $1,033,921) (b)	1,034,000	1,034,549
American Credit Acceptance Receivables Trust 2014-3
2.43%, 06/10/2020 (Acquired 01/28/2015, Cost $500,540) (b)	500,000	500,452
American Credit Acceptance Receivables Trust 2014-4
1.33%, 07/10/2018 (Acquired 11/19/2014, Cost $787,245) (b)	787,287	787,040
American Credit Acceptance Receivables Trust 2015-1
1.43%, 08/12/2019 (Acquired 03/11/2015, Cost $1,839,350) (b)	1,839,469	1,837,341
American Credit Acceptance Receivables Trust 2015-2
1.57%, 06/12/2019	2,349,000	2,347,052
4.32%, 05/12/2021	980,000	981,560
American Express Credit Account Master Trust 2013-1
0.89%, 02/16/2021	5,000,000	5,024,885
American Homes 4 Rent 2014-SFR2 Trust
4.29%, 10/17/2036 (Acquired 09/18/2014, Cost $300,473) (b)	300,000	309,765
6.23%, 10/17/2036 (Acquired 09/10/2014, Cost $1,094,548) (b)	1,000,000	1,072,892

American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036 (Acquired 04/06/2015, Cost $421,919) (b)	400,000	413,818
6.42%, 12/17/2036 (Acquired 04/01/2015 through 04/22/2015, Cost $1,111,302) (b)	1,000,000	1,070,725
American Homes 4 Rent 2015-SFR1
3.47%, 04/17/2052 (Acquired 04/01/2015 through 04/13/2015, Cost $2,282,612) (b)	2,243,269	2,227,274
5.64%, 04/17/2052 (Acquired 04/01/2015 through 04/22/2015, Cost $1,107,615) (b)	1,050,000	1,083,805
AmeriCredit Automobile Receivables Trust 2012-5
0.62%, 06/08/2017	28,287	28,288
AmeriCredit Automobile Receivables Trust 2013-1
0.61%, 10/10/2017	45,883	45,878
AmeriCredit Automobile Receivables Trust 2013-4
0.96%, 04/09/2018	2,019,515	2,021,991
AmeriCredit Automobile Receivables Trust 2013-5
0.90%, 09/10/2018	2,073,220	2,073,094
AmeriCredit Automobile Receivables Trust 2014-1
0.90%, 02/08/2019	2,719,000	2,714,992
AmeriCredit Automobile Receivables Trust 2015-2
0.83%, 09/10/2018	2,044,000	2,041,938
Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2003-13
5.09%, 01/25/2034	8,869	8,824
Anchorage Capital CLO 2013-1 Ltd
1.47%, 07/13/2025 (Acquired 11/25/2013, Cost $14,353,726) (b)	14,500,000	14,307,962
Apidos CLO IX
1.58%, 07/15/2023	3,000,000	2,998,500
Argent Securities Inc
1.32%, 03/25/2034	3,570,651	3,374,883
Argent Securities Inc Asset Back Pass Thr Certs Ser 2004-W5
1.22%, 04/25/2034	3,667,317	3,469,938
Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2005-W3
0.53%, 11/25/2035	6,493,869	6,298,157
ARLP Securitization Trust Series 2015-1
3.97%, 05/25/2055 (Acquired 06/26/2015, Cost $2,967,000) (b)	2,967,000	2,967,000
Asset Backed Securities Corp Home Equity Loan Trust Series 2002-HE3
2.51%, 10/15/2032	801,071	792,982
Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE6
0.87%, 11/25/2033	1,862,969	1,758,477
Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE6
0.91%, 09/25/2034	6,879,950	6,792,375
Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2006-HE3
0.35%, 03/25/2036	5,185,783	4,860,862
Asset-Backed Pass-Through Certificates Series 2004-R2
0.96%, 04/25/2034	770,258	757,685
Atlas Senior Loan Fund IV Ltd
1.77%, 02/17/2026 (Acquired 12/13/2013, Cost $15,211,648) (b)	15,250,000	15,211,875

Avis Budget Rental Car Funding AESOP LLC
1.92%, 09/20/2019 (Acquired 12/17/2014, Cost $4,878,313) (b)	4,900,000	4,881,914
2.46%, 07/20/2020 (Acquired 02/05/2014 through 06/27/2014, Cost $10,308,286) (b)	10,300,000	10,360,564
2.50%, 07/20/2021 (Acquired 01/22/2015, Cost $11,998,142) (b)	12,000,000	11,916,360
2.63%, 12/20/2021 (Acquired 05/20/2015, Cost $7,798,392) (b)	7,800,000	7,772,778
AXIS Equipment Finance Receivables II LLC
1.75%, 03/20/2017 (Acquired 11/13/2013, Cost $574,391) (b)	574,406	574,469
Axis Equipment Finance Receivables III LLC
1.90%, 03/20/2020 (Acquired 04/16/2015, Cost $1,624,918) (b)	1,625,000	1,625,094
B2R Mortgage Trust 2015-1
2.52%, 05/15/2048 (Acquired 04/07/2015, Cost $1,336,471) (b)	1,336,503	1,328,407
BA Credit Card Trust
1.36%, 09/15/2020	1,200,000	1,195,477
Babson CLO Ltd 2013-I
1.38%, 04/20/2025 (Acquired 05/03/2013, Cost $765,155) (b)	775,000	766,688
Battalion CLO IV Ltd
1.68%, 10/22/2025	8,000,000	7,974,088
Battalion CLO VIII Ltd
1.82%, 04/18/2027	1,750,000	1,746,500
Bayview Financial Mortgage Pass-Through Trust 2006-A
5.48%, 02/28/2041	24,550	25,598
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2047	268,602	240,548
BCC Funding X LLC
2.22%, 10/20/2020 (Acquired 06/17/2015, Cost $2,698,973) (b)	2,699,000	2,704,595
Bear Stearns Asset Backed Securities I Trust 2004-HE6
1.04%, 08/25/2034	7,536,175	6,947,720
Bear Stearns Asset Backed Securities I Trust 2004-HE7
1.08%, 08/25/2034	924,542	870,158
Bear Stearns Asset Backed Securities Trust 2003-2
1.69%, 03/25/2043	5,798,204	5,668,898
Bear Stearns Asset Backed Securities Trust 2006-SD1
0.56%, 04/25/2036	71,705	68,614
Blue Elephant Loan Trust 2015-1
3.12%, 12/15/2022	2,540,990	2,539,720
BMW Vehicle Owner Trust 2014-A
0.53%, 04/25/2017	901,659	901,906
0.97%, 11/26/2018	680,000	679,901
BXG Receivables Note Trust 2012-A
2.66%, 12/02/2027 (Acquired 10/28/2013, Cost $577,204) (b)	582,785	579,770
Cabela’s Credit Card Master Note Trust
1.63%, 02/18/2020 (Acquired 10/28/2013, Cost $788,969) (b)	784,000	790,669
California Republic Auto Receivables Trust 2012-1
1.18%, 08/15/2017 (Acquired 12/03/2014, Cost $638,590) (b)	638,429	639,215
CAM Mortgage LLC 2015-1
3.50%, 07/15/2064 (Acquired 06/24/2015, Cost $3,750,000) (b)	3,750,000	3,535,500

Capital Auto Receivables Asset Trust 2013-3
1.31%, 12/20/2017	1,300,000	1,304,060
Capital Auto Receivables Asset Trust 2013-4
0.85%, 02/21/2017	875,705	876,157
1.09%, 03/20/2018	957,000	958,045
Capital Auto Receivables Asset Trust 2014-2
0.91%, 04/20/2017	700,000	700,043
Carfinance Capital Auto Trust 2013-1
1.65%, 07/17/2017 (Acquired 10/28/2013, Cost $16,414) (b)	16,398	16,402
2.75%, 11/15/2018 (Acquired 10/28/2013, Cost $170,615) (b)	172,000	173,157
Carfinance Capital Auto Trust 2013-2
1.75%, 11/15/2017 (Acquired 10/28/2013, Cost $68,893) (b)	68,894	68,980
CarFinance Capital Auto Trust 2014-1
1.46%, 12/17/2018 (Acquired 03/17/2014, Cost $872,741) (b)	872,818	871,660
2.72%, 04/15/2020 (Acquired 03/17/2014, Cost $374,921) (b)	375,000	378,067
CarFinance Capital Auto Trust 2014-2
1.44%, 11/16/2020 (Acquired 07/29/2014, Cost $2,703,722) (b)	2,703,885	2,698,691
CarFinance Capital Auto Trust 2015-1
1.75%, 06/15/2021 (Acquired 02/18/2015, Cost $1,480,148) (b)	1,480,167	1,481,288
Carlyle Global Market Strategies CLO 2013-1 Ltd
1.56%, 02/14/2025 (Acquired 01/02/2014, Cost $5,050,818) (b)	5,100,000	5,083,823
Carlyle Global Market Strategies Commodities Funding 2014-1 Ltd
2.18%, 10/15/2021 (Acquired 05/22/2014, Cost $2,686,667) (a)(b)	2,686,667	2,662,756
CarMax Auto Owner Trust 2013-1
0.60%, 10/16/2017	100,693	100,621
CarMax Auto Owner Trust 2013-4
0.80%, 07/16/2018	308,000	307,975
1.28%, 05/15/2019	275,000	275,242
CarMax Auto Owner Trust 2014-2
0.98%, 01/15/2019	2,105,000	2,106,530
CarMax Auto Owner Trust 2015-2
0.82%, 06/15/2018	1,818,000	1,819,107
Carnow Auto Receivables Trust 2013-1
1.97%, 11/15/2017 (Acquired 10/28/2013, Cost $37,459) (b)	37,454	37,448
Carnow Auto Receivables Trust 2014-1
0.96%, 01/17/2017 (Acquired 09/17/2014, Cost $905,919) (b)	905,936	905,448
1.89%, 11/15/2018 (Acquired 09/17/2014, Cost $999,946) (b)	1,000,000	1,001,489
Carrington Mortgage Loan Trust Series 2006-OPT1
0.37%, 02/25/2036	1,627,202	1,576,587
Catamaran CLO 2014-1 Ltd
1.83%, 04/20/2026	5,500,000	5,498,212
2.08%, 04/20/2026	4,500,000	4,446,108
Catamaran CLO 2014-2 Ltd
1.79%, 10/18/2026 (Acquired 12/17/2014, Cost $990,714) (b)	1,000,000	1,000,449
Catamaran CLO 2015-1 Ltd
1.81%, 04/22/2027 (Acquired 03/31/2015, Cost $750,000) (b)	750,000	749,872

Chase Funding Trust Series 2003-4
5.41%, 05/25/2033	254,920	263,233
Chase Funding Trust Series 2003-6
4.28%, 11/25/2034	661,942	672,719
5.25%, 11/25/2034	388,777	405,305
Chase Issuance Trust
0.65%, 04/15/2019	16,700,000	16,600,067
Chrysler Capital Auto Receivables Trust 2014-A
0.83%, 09/17/2018 (Acquired 05/15/2015, Cost $1,000,323) (b)	1,000,000	1,000,405
Citigroup Mortgage Loan Trust Inc
0.55%, 10/25/2035	6,636,151	6,552,011
Concord Funding Co LLC
3.15%, 01/15/2017 (Acquired 10/28/2013, Cost $3,096,000) (b)	3,096,000	3,125,412
Conseco Financial Corp
6.40%, 10/15/2018	6,456	6,559
7.05%, 01/15/2019	2,904	2,974
6.24%, 12/01/2028	70,078	72,127
7.07%, 01/15/2029	425	430
6.22%, 03/01/2030	157,194	166,590
6.18%, 04/01/2030	43,506	46,544
Consumer Credit Origination Loan Trust 2015-1
2.82%, 03/15/2021 (Acquired 02/03/2015 through 02/17/2015, Cost $1,275,406) (b)	1,275,470	1,283,013
Contimortgage Home Equity Loan Trust 1997-2
7.09%, 04/15/2028	1	1
Countrywide Asset-Backed Certificates
5.12%, 02/25/2035	112,150	114,213
4.76%, 02/25/2036	1,116,439	1,142,038
0.43%, 04/25/2036	2,092,567	2,079,214
4.95%, 04/25/2036	332,332	300,547
4.93%, 09/25/2046	148,512	133,258
CPS Auto Receivables Trust 2011-B
3.68%, 09/17/2018 (Acquired 10/28/2013, Cost $71,083) (b)	70,490	71,145
CPS Auto Receivables Trust 2011-C
4.21%, 03/15/2019 (Acquired 10/28/2013, Cost $270,927) (b)	268,209	272,459
CPS Auto Receivables Trust 2012-A
2.78%, 06/17/2019 (Acquired 10/28/2013, Cost $150,412) (b)	149,393	151,101
CPS Auto Receivables Trust 2012-B
2.52%, 09/16/2019 (Acquired 10/28/2013, Cost $722,086) (b)	717,466	721,992
CPS Auto Receivables Trust 2013-A
1.31%, 06/15/2020 (Acquired 10/28/2013, Cost $522,505) (b)	523,798	522,404
CPS Auto Receivables Trust 2013-C
1.64%, 04/16/2018 (Acquired 10/28/2013, Cost $451,937) (b)	452,541	453,472
CPS Auto Receivables Trust 2013-D
1.54%, 07/16/2018 (Acquired 12/10/2013, Cost $1,359,269) (b)	1,359,357	1,361,358
CPS Auto Receivables Trust 2014-A
1.21%, 08/15/2018 (Acquired 03/10/2014, Cost $969,429) (b)	969,499	968,465

CPS Auto Receivables Trust 2014-B
1.11%, 11/15/2018	2,214,734	2,208,914
CPS Auto Receivables Trust 2014-C
1.31%, 02/15/2019 (Acquired 09/09/2014 through 06/18/2015, Cost $3,219,276) (b)	3,220,271	3,219,668
3.77%, 08/17/2020 (Acquired 09/09/2014, Cost $557,949) (b)	558,000	557,436
CPS Auto Receivables Trust 2014-D
1.49%, 04/15/2019 (Acquired 12/10/2014, Cost $2,842,396) (b)	2,842,456	2,856,071
4.35%, 11/16/2020 (Acquired 12/10/2014, Cost $524,952) (b)	525,000	531,873
CPS Auto Receivables Trust 2015-A
1.53%, 07/15/2019 (Acquired 03/19/2015, Cost $2,421,772) (b)	2,421,772	2,431,761
4.00%, 02/16/2021 (Acquired 03/19/2015, Cost $445,919) (b)	446,000	445,288
CPS Auto Trust
1.65%, 11/15/2019 (Acquired 06/09/2015, Cost $4,999,989) (b)	5,000,000	5,004,905
1.82%, 12/16/2019 (Acquired 10/28/2013, Cost $537,236) (b)	536,225	538,941
1.48%, 03/16/2020 (Acquired 10/28/2013, Cost $297,700) (b)	297,550	298,218
4.20%, 05/17/2021 (Acquired 06/09/2015, Cost $1,904,876) (b)	1,905,000	1,910,635
Credit Acceptance Auto Loan Trust 2012-2
1.52%, 03/16/2020 (Acquired 10/28/2013, Cost $130,721) (b)	130,482	130,639
Credit Acceptance Auto Loan Trust 2013-1
1.21%, 10/15/2020 (Acquired 01/30/2015, Cost $1,534,614) (b)	1,534,360	1,536,127
Credit Acceptance Auto Loan Trust 2014-1
1.55%, 10/15/2021 (Acquired 01/21/2015, Cost $1,398,204) (b)	1,400,000	1,400,249
Credit-Based Asset Servicing and Securitization LLC
4.16%, 12/25/2035	32,104	31,796
CSMC Trust 2006-CF1
0.50%, 11/25/2035 (Acquired 10/28/2013, Cost $6,052) (b)	6,117	6,075
CWABS Asset-Backed Certificates Trust 2004-13
4.58%, 01/25/2033	25,034	25,022
CWABS Asset-Backed Certificates Trust 2004-15
4.61%, 04/25/2035	227,249	228,520
CWABS Asset-Backed Certificates Trust 2005-1
5.03%, 07/25/2035	250,821	255,227
CWABS Asset-Backed Certificates Trust 2005-11
4.78%, 02/25/2036	971,220	996,165
CWABS Asset-Backed Certificates Trust 2005-17
4.89%, 05/25/2036	22,825	31,995
4.89%, 05/25/2036	85,215	104,168
CWABS Inc Asset-Backed Certificates Series 2003-5
5.41%, 01/25/2034	39,953	40,466
CWABS Inc Asset-Backed Certificates Series 2004-1
0.94%, 03/25/2034	95,883	91,458
1.01%, 03/25/2034	12,149	11,211
0.75%, 04/25/2034	1,112	1,040
CWABS Inc Asset-Backed Certificates Trust 2004-6
1.09%, 10/25/2034	86,656	83,733
0.97%, 11/25/2034	1,426,084	1,374,279

CWHEQ Home Equity Loan Trust Series 2007-S1
5.69%, 11/25/2036	62,673	60,407
Drive Auto Receivables Trust 2015-A
1.01%, 11/15/2017 (Acquired 03/12/2015, Cost $3,226,184) (b)	3,226,000	3,227,394
4.12%, 06/15/2022 (Acquired 03/12/2015, Cost $1,765,609) (b)	1,766,000	1,783,995
Drive Auto Receivables Trust 2015-B
2.12%, 06/17/2019 (Acquired 05/20/2015, Cost $1,631,899) (b)	1,632,000	1,631,685
3.84%, 07/15/2021 (Acquired 05/20/2015, Cost $1,920,464) (b)	1,921,000	1,916,707
DT Auto Owner Trust 2014-3
0.98%, 04/16/2018 (Acquired 12/03/2014, Cost $1,737,014) (b)	1,737,087	1,736,922
DT Auto Owner Trust 2015-1
1.06%, 09/17/2018 (Acquired 02/18/2015, Cost $1,770,486) (b)	1,770,487	1,770,932
DT Auto Owner Trust 2015-2
1.24%, 09/17/2018 (Acquired 06/10/2015, Cost $2,999,852) (b)	3,000,000	2,999,700
4.25%, 02/15/2022 (Acquired 06/10/2015, Cost $1,355,955) (b)	1,356,000	1,355,864
Exeter Automobile Receivables Trust 2013-1
1.29%, 10/16/2017 (Acquired 10/28/2013, Cost $676,338) (b)	675,773	676,402
Exeter Automobile Receivables Trust 2013-2
1.49%, 11/15/2017 (Acquired 10/28/2013, Cost $319,297) (b)	318,978	319,495
Exeter Automobile Receivables Trust 2014-1
1.29%, 05/15/2018 (Acquired 01/29/2014, Cost $1,298,186) (b)	1,297,960	1,299,387
Exeter Automobile Receivables Trust 2014-2
1.06%, 08/15/2018 (Acquired 05/20/2014, Cost $1,948,200) (b)	1,949,780	1,946,840
3.26%, 12/16/2019 (Acquired 05/20/2014, Cost $334,947) (b)	335,000	333,304
Exeter Automobile Receivables Trust 2014-3
1.32%, 01/15/2019 (Acquired 10/09/2014, Cost $2,248,198) (b)	2,248,310	2,248,350
2.77%, 11/15/2019 (Acquired 10/09/2014, Cost $666,915) (b)	667,000	672,154
Exeter Automobile Receivables Trust 2015-1
1.60%, 06/17/2019 (Acquired 02/26/2015, Cost $2,683,494) (b)	2,683,638	2,689,547
2.84%, 03/16/2020 (Acquired 02/26/2015, Cost $1,124,749) (b)	1,125,000	1,131,119
Exeter Automobile Receivables Trust 2015-2
1.54%, 11/15/2019 (Acquired 05/12/2015, Cost $3,257,266) (b)	3,257,475	3,256,866
Fifth Third Auto Trust 2014-3
0.57%, 05/15/2017	817,230	817,104
0.96%, 03/15/2019	413,000	412,135
First Investors Auto Owner Trust 2012-2
1.47%, 05/15/2018 (Acquired 10/28/2013, Cost $144,851) (b)	144,621	144,763
First Investors Auto Owner Trust 2013-1
0.90%, 10/15/2018 (Acquired 10/28/2013, Cost $488,429) (b)	488,637	488,496
First Investors Auto Owner Trust 2013-2
1.23%, 03/15/2019 (Acquired 06/13/2013, Cost $809,574) (b)	808,849	809,658
First Investors Auto Owner Trust 2013-3
0.89%, 09/15/2017 (Acquired 10/21/2014 through 10/22/2014, Cost $141,557) (b)	141,528	141,523
1.44%, 10/15/2019 (Acquired 11/06/2013, Cost $1,203,478) (b)	1,200,000	1,202,630
First Investors Auto Owner Trust 2014-2
0.86%, 08/15/2018 (Acquired 01/28/2015, Cost $392,760) (b)	393,301	392,887

First Investors Auto Owner Trust 2014-3
1.06%, 11/15/2018 (Acquired 11/07/2014, Cost $605,944) (b)	605,947	605,812
1.67%, 11/16/2020 (Acquired 11/07/2014, Cost $275,993) (b)	276,000	275,759
First Investors Auto Owner Trust 2015-1
1.21%, 04/15/2019 (Acquired 04/16/2015, Cost $2,195,975) (b)	2,196,000	2,195,642
FirstKey Lending 2015-SFR1 Trust
2.55%, 03/09/2047 (Acquired 04/09/2015, Cost $3,334,128) (b)	3,326,083	3,327,131
3.42%, 03/09/2047 (Acquired 04/09/2015, Cost $1,456,136) (b)	1,442,000	1,449,495
Flagship Credit Auto Trust 2013-1
1.32%, 04/16/2018 (Acquired 10/28/2013, Cost $307,669) (b)	307,935	308,197
Flagship Credit Auto Trust 2013-2
1.94%, 01/15/2019 (Acquired 10/28/2013, Cost $466,192) (b)	466,190	468,520
Flagship Credit Auto Trust 2014-1
1.21%, 04/15/2019 (Acquired 04/08/2014, Cost $1,303,990) (b)	1,304,066	1,302,364
2.55%, 02/18/2020 (Acquired 04/08/2014, Cost $279,949) (b)	280,000	281,154
Flagship Credit Auto Trust 2014-2
1.43%, 12/16/2019 (Acquired 10/09/2014, Cost $1,851,810) (b)	1,851,981	1,850,241
2.84%, 11/16/2020 (Acquired 10/09/2014, Cost $891,903) (b)	892,000	898,257
3.95%, 12/15/2020 (Acquired 10/09/2014, Cost $439,915) (b)	440,000	446,001
Flagship Credit Auto Trust 2015-1
1.63%, 06/15/2020 (Acquired 03/05/2015, Cost $3,138,895) (b)	3,139,219	3,140,936
Flatiron CLO 2013-1 Ltd
1.67%, 01/17/2026 (Acquired 08/12/2014, Cost $745,868) (b)	750,000	747,698
Ford Credit Auto Lease Trust 2014-A
0.50%, 10/15/2016	520,228	520,202
Ford Credit Auto Lease Trust 2014-B
0.89%, 09/15/2017	1,391,000	1,392,616
1.10%, 11/15/2017	550,000	550,553
Ford Credit Auto Owner Trust 2014-B
0.90%, 10/15/2018	890,000	889,814
Ford Credit Auto Owner Trust 2014-C
0.61%, 08/15/2017	1,055,063	1,055,107
1.06%, 05/15/2019	1,040,000	1,040,770
Ford Credit Auto Owner Trust 2014-REV2
2.31%, 04/15/2026 (Acquired 10/07/2014, Cost $6,869,649) (b)	6,820,000	6,890,069
Ford Credit Auto Owner Trust 2015-A
0.81%, 01/15/2018	2,069,000	2,070,411
1.28%, 09/15/2019	942,000	941,942
Ford Credit Auto Owner Trust 2015-B
0.72%, 03/15/2018	3,733,000	3,729,924
Ford Credit Auto Owner Trust/Ford Credit 2014-REV1
2.26%, 11/15/2025 (Acquired 05/06/2014, Cost $4,898,905) (b)	4,900,000	4,957,168
Ford Credit Floorplan Master Owner Trust A
0.57%, 01/15/2018	1,150,000	1,150,537
Freedom Trust 2011-2
5.00%, 08/01/2046 (Acquired 10/28/2013 through 06/25/2014, Cost $323,230) (b)	316,498	320,716

Fremont Home Loan Trust 2004-2
1.04%, 07/25/2034	1,229,294	1,104,700
FRT 2013-1 Trust
4.21%, 10/25/2018 (a)	23,978	23,976
3.96%, 10/25/2033 (a)	11,379	11,379
5.00%, 10/25/2033 (a)	1,000,000	982,100
Galaxy XVIII CLO Ltd
1.75%, 10/15/2026	2,250,000	2,245,950
GCAT
3.23%, 07/25/2019 (Acquired 07/24/2014, Cost $2,234,923) (b)	2,234,923	2,248,594
GE Capital Mortgage Services Inc 1999-HE1 Trust
6.27%, 04/25/2029	230	232
6.71%, 04/25/2029	59,112	56,827
GE Dealer Floorplan Master Note Trust
0.69%, 01/20/2020	5,300,000	5,279,717
GE Equipment Midticket LLC
0.60%, 05/23/2016	11,710	11,711
0.78%, 09/22/2020	433,000	433,009
GE Mortgage Services LLC
6.74%, 12/25/2028	10	10
GLC II Trust 2013-1
4.00%, 12/18/2020	3,412,684	3,430,089
GLC Trust 2013-1
3.00%, 07/15/2021	2,759,826	2,757,894
GLS Auto Receivables Trust 2015-1
2.25%, 12/15/2020	3,139,000	3,138,859
4.43%, 12/15/2020	954,000	953,956
GM Financial Automobile Leasing Trust 2014-1
0.61%, 07/20/2016 (Acquired 04/03/2014, Cost $2,003,615) (b)	2,004,014	2,002,425
GM Financial Automobile Leasing Trust 2015-1
1.10%, 12/20/2017	3,619,000	3,623,719
1.53%, 09/20/2018	1,198,000	1,200,541
1.73%, 06/20/2019	502,000	503,076
GMAT 2013-1 Trust
3.97%, 11/25/2043 (Acquired 11/6/2013, Cost $1,161,991) (b)	1,161,148	1,154,878
GMAT 2014-1 Trust
3.72%, 02/25/2044 (Acquired 02/05/2014, Cost $380,655) (b)	380,655	380,175
GMF Floorplan Owner Revolving Trust
0.69%, 05/15/2020 (Acquired 05/13/2015, Cost $4,600,000) (b)	4,600,000	4,601,914
GO Financial Auto Securitization Trust 2015-1
1.81%, 03/15/2018	2,711,484	2,709,024
3.59%, 10/15/2020	995,000	994,136
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031 (Acquired 12/01/2014, Cost $1,588,770) (b)	1,589,084	1,595,503
Gramercy Park CLO Ltd
1.57%, 07/17/2023 (Acquired 07/10/2014, Cost $1,125,000) (b)	1,125,000	1,124,384

GSAA Trust
0.46%, 06/25/2035	1,627,419	1,580,512
HLSS Servicer Advance Receivables Backed Notes Series 2013-T3
2.39%, 05/15/2046 (Acquired 04/09/2014, Cost $392,377) (b)	400,000	394,903
HLSS Servicer Advance Receivables Backed Notes Series 2013-T7
1.98%, 11/15/2046 (Acquired 11/22/2013, Cost $2,282,393) (b)	2,283,000	2,271,585
HLSS Servicer Advance Receivables Trust
1.99%, 10/15/2045 (Acquired 10/28/2013, Cost $1,259,389) (b)	1,255,000	1,253,745
1.50%, 01/16/2046 (Acquired 10/28/2013, Cost $1,470,997) (b)	1,482,000	1,480,518
2.22%, 01/15/2047 (Acquired 01/14/2014, Cost $1,661,998) (b)	1,662,000	1,658,676
2.29%, 01/15/2048 (Acquired 01/16/2013, Cost $4,198,834) (b)	4,250,000	4,208,792
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
0.39%, 03/25/2036	85,176	70,163
Honda Auto Receivables 2014-1 Owner Trust
0.41%, 09/21/2016	2,003,829	2,003,411
Honda Auto Receivables 2014-2 Owner Trust
0.77%, 03/19/2018	930,000	928,473
Honda Auto Receivables 2015-1 Owner Trust
0.70%, 06/15/2017	683,000	682,809
HSBC Home Equity Loan Trust USA 2006-4
0.47%, 03/20/2036	6,300,000	5,939,905
HSBC Home Equity Loan Trust USA 2007-1
0.39%, 03/20/2036	36,046	35,745
HSBC Home Equity Loan Trust USA 2007-3
1.39%, 11/20/2036	501,843	499,246
Huntington Auto Trust 2011-1
1.31%, 11/15/2016 (Acquired 10/28/2013, Cost $210,612) (b)	210,294	210,349
Hyundai Auto Receivables Trust 2014-B
0.90%, 12/17/2018	2,104,000	2,102,426
Hyundai Auto Receivables Trust 2015-A
0.68%, 10/16/2017	1,125,000	1,125,697
Hyundai Auto Receivables Trust 2015-B
0.69%, 04/16/2018	781,000	780,995
1.12%, 11/15/2019	1,024,000	1,021,819
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028	492	491
Invitation Homes 2014-SFR1 Trust
1.19%, 06/17/2031 (Acquired 05/14/2015, Cost $1,992,579) (b)	2,000,000	1,976,986
John Deere Owner Trust 2012-B
0.69%, 01/15/2019	675,000	675,402
John Deere Owner Trust 2014-A
0.45%, 09/15/2016	1,221,260	1,221,242
JP Morgan Mortgage Acquisition Trust 2006-CH1
0.31%, 07/25/2036	5,629,565	5,411,740
JP Morgan Mortgage Acquisition Trust 2007-CH1
0.31%, 11/25/2036	151,222	150,784

Kgs-alpha Sba Coof Tr 2012-2 Classa 20380825 Flt
0.00%, 08/01/2038 (Acquired 02/19/2014, Cost $596,661) (b)	13,285,915	460,855
KVK CLO 2014-1 Ltd
1.86%, 05/15/2026	7,800,000	7,799,267
3.67%, 05/15/2026	2,000,000	2,031,506
KVK CLO 2014-2 Ltd
1.83%, 07/15/2026	4,250,000	4,244,050
KVK CLO Ltd
1.86%, 05/20/2027	250,000	250,000
Lake Country Mortgage Loan Trust 2006-HE1
0.54%, 07/25/2034 (Acquired 10/28/2013, Cost $5,632) (b)	5,688	5,684
Limerock CLO II Ltd
1.78%, 04/18/2026 (Acquired 02/26/2014, Cost $248,799) (b)	250,000	250,204
Long Beach Mortgage Loan Trust 2004-1
0.94%, 02/25/2034	2,081,296	1,978,665
Long Beach Mortgage Loan Trust 2004-3
1.04%, 07/25/2034	97,743	94,169
Long Beach Mortgage Loan Trust 2006-WL2
0.39%, 01/25/2036	85,072	81,962
Madison Avenue Manufactured Housing Contract Trust 2002-A
2.44%, 03/25/2032	140,231	140,215
Magnetite IX Ltd
1.70%, 07/25/2026 (Acquired 08/18/2014, Cost $2,248,852) (b)	2,250,000	2,245,050
Magnetite VIII Ltd
1.76%, 04/15/2026 (Acquired 04/16/2014 through 01/21/2015, Cost $13,730,697) (b)	13,750,000	13,750,000
Magnetite XI Ltd
1.73%, 01/18/2027 (Acquired 12/04/2014, Cost $1,492,050) (b)	1,500,000	1,499,800
MarketPlace Loan Trust
3.25%, 06/01/2017 (Acquired 05/28/2015, Cost $2,741,131) (b)	2,750,000	2,750,000
5.25%, 06/01/2017 (Acquired 05/26/2015, Cost $496,962) (b)	500,000	500,000
Mastr Asset Backed Securities Trust 2005-HE1
0.91%, 05/25/2035	2,000,000	1,945,792
Mid-State Capital Corp 2006-1 Trust
6.08%, 10/15/2040 (Acquired 10/28/2013, Cost $1,033,570) (b)	1,041,544	1,089,835
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045 (Acquired 10/28/2013, Cost $535,516) (b)	521,827	535,852
5.25%, 12/15/2045 (Acquired 10/28/2013, Cost $970,625) (b)	939,008	981,450
MMCA Auto Owner Trust 2012-A
1.57%, 08/15/2017 (Acquired 10/28/2013, Cost $641,332) (b)	640,450	641,778
Morgan Stanley ABS Capital I Inc Trust 2004-OP1
1.06%, 11/25/2034	1,737,448	1,584,005
Morgan Stanley ABS Capital I Inc Trust 2006-NC3
0.36%, 03/25/2036	1,835,887	1,824,311
Nationstar Agency Advance Funding Trust 2013-T2A
1.89%, 02/18/2048 (Acquired 10/28/2013, Cost $372,656) (b)	381,000	374,294
Nationstar HECM Loan Trust 2015-1A
3.84%, 05/25/2018 (Acquired 06/10/2015, Cost $2,005,518) (b)	2,005,518	2,005,578

Nationstar Home Equity Loan Trust 2006-B
0.36%, 09/25/2036	4,760,460	4,754,014
Navitas Equipment Receivables LLC 2013-1
1.95%, 11/15/2016 (Acquired 10/31/2013, Cost $286,960) (b)	286,962	286,990
Neuberger Berman CLO XII Ltd
2.38%, 07/25/2023	250,000	249,780
New Century Home Equity Loan Trust Series 2003-5
5.18%, 11/25/2033	358,459	368,831
Nissan Auto Lease Trust 2015-A
0.99%, 11/15/2017	2,700,000	2,699,730
Nissan Auto Receivables 2012-A Owner Trust
1.00%, 07/16/2018	328,272	328,854
Nissan Auto Receivables 2014-A Owner Trust
0.42%, 11/15/2016	683,412	683,450
Nissan Auto Receivables 2014-B Owner Trust
1.11%, 05/15/2019	400,000	400,467
Normandy Mortgage Loan Co 2013-NPL3 LLC
4.95%, 09/16/2043 (Acquired 10/28/2013, Cost $840,831) (b)	840,831	839,570
NRPL Trust 2015-1
3.88%, 11/01/2054 (Acquired 02/19/2015, Cost $2,404,631) (b)	2,404,631	2,411,621
3.88%, 11/01/2054 (Acquired 02/19/2015, Cost $955,264) (b)	1,000,000	994,600
NRPL Trust 2015-2
3.75%, 10/25/2057 (Acquired 06/04/2015, Cost $4,656,249) (b)	4,679,155	4,656,910
OAK Hill Advisors Residential Loan Trust 2014-NPL2
3.48%, 04/25/2054 (Acquired 11/05/2014, Cost $4,207,322) (b)	4,207,322	4,224,584
4.00%, 04/25/2054 (Acquired 11/05/2014, Cost $995,793) (b)	1,028,000	1,020,791
Oak Hill Advisors Residential Loan Trust 2015-NPL1
3.47%, 01/25/2055 (Acquired 03/05/2015, Cost $3,134,667) (b)	3,134,667	3,135,873
4.00%, 01/25/2055 (Acquired 03/05/2015, Cost $1,508,254) (b)	1,558,000	1,511,645
Oakwood Mortgage Investors Inc
6.45%, 11/15/2017	4,449	4,557
Ocwen Freddie Advance Funding 2015-T1 LLC
2.06%, 11/15/2045	907,000	907,000
2.56%, 11/15/2045	266,000	266,000
3.05%, 11/15/2045	101,000	101,000
3.79%, 11/15/2045	165,000	164,999
Ocwen Freddie Advance Funding LLC Advance Receivables Backed Notes 2015-2
2.01%, 09/15/2045	3,136,000	3,135,997
2.51%, 09/15/2045	619,000	618,999
3.00%, 09/15/2045	170,000	170,000
3.74%, 09/15/2045	392,000	392,000
OnDeck Asset Securitization Trust 2014-1 LLC
3.15%, 05/17/2018 (Acquired 04/30/2014, Cost $2,341,654) (b)	2,342,000	2,348,618
OneMain Financial Issuance Trust 2014-1
2.43%, 06/18/2024 (Acquired 04/09/2014, Cost $3,390,288) (b)	3,390,000	3,408,696
3.24%, 06/18/2024 (Acquired 04/09/2014, Cost $401,937) (b)	402,000	404,266

OneMain Financial Issuance Trust 2014-2
2.47%, 09/18/2024 (Acquired 07/23/2014, Cost $5,051,042) (b)	5,049,000	5,075,810
3.02%, 09/18/2024 (Acquired 07/23/2014, Cost $1,864,000) (b)	1,864,000	1,878,521
OneMain Financial Issuance Trust 2015-1
3.19%, 03/18/2026 (Acquired 01/28/2015, Cost $3,450,966) (b)	3,452,000	3,501,053
3.85%, 03/18/2026 (Acquired 02/13/2015, Cost $500,316) (b)	500,000	513,530
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025 (Acquired 05/12/2015, Cost $17,663,090) (b)	17,662,000	17,675,423
3.10%, 07/18/2025 (Acquired 05/12/2015, Cost $1,626,512) (b)	1,627,000	1,632,044
Option One Mortgage Loan Trust
1.03%, 02/25/2033	18,509	17,219
Option One Mortgage Loan Trust 2004-3
1.09%, 11/25/2034	1,691,802	1,562,510
Palmer Square CLO 2015-1 Ltd
1.78%, 05/21/2027	250,000	249,901
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MCW
1.12%, 10/25/2034	565,803	563,690
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH
1.03%, 01/25/2036	4,800,000	4,575,754
PFS Tax Lien Trust 2014-1
1.44%, 04/15/2016 (Acquired 04/29/2014, Cost $553,196) (b)	553,221	554,725
Prestige Auto Receivables Trust 2013-1
1.09%, 02/15/2018 (Acquired 01/23/2015, Cost $198,367) (b)	198,279	198,367
Prestige Auto Receivables Trust 2014-1
0.97%, 03/15/2018 (Acquired 05/06/2015, Cost $484,972) (b)	484,560	484,937
Prgso 2015-b A
3.00%, 07/08/2020	1,203,000	1,203,000
Prgso 2015-b B
5.00%, 07/08/2020	605,000	605,000
Progreso Receivables Funding I LLC
4.00%, 07/09/2018 (Acquired 04/25/2014, Cost $2,004,029) (b)	2,000,000	1,990,200
Progreso Receivables Funding II LLC
3.50%, 07/08/2019	3,500,000	3,488,100
Progreso Receivables Funding III LLC
3.63%, 02/08/2020 (Acquired 01/20/2015, Cost $3,090,000) (b)	3,090,000	3,085,674
5.50%, 02/08/2020 (Acquired 01/20/2015, Cost $793,000) (b)	793,000	796,172
Progress Residential 2015-SFR2 Trust
2.74%, 06/12/2032 (Acquired 05/20/2015, Cost $3,405,932) (b)	3,406,000	3,376,885
3.14%, 06/12/2032 (Acquired 05/20/2015, Cost $2,011,964) (b)	2,012,000	1,997,701
3.44%, 06/12/2032 (Acquired 05/20/2015, Cost $2,137,956) (b)	2,138,000	2,121,020
4.43%, 06/12/2032 (Acquired 05/20/2015, Cost $891,977) (b)	892,000	889,004
RAAC Series 2004-SP1 Trust
5.29%, 08/25/2027	6,605	6,712
Race Point VIII CLO Ltd
1.53%, 02/20/2025 (Acquired 02/19/2015, Cost $248,013) (b)	250,000	248,542

RAMP Series 2003-RS7 Trust
5.34%, 08/25/2033	33,887	33,986
RAMP Series 2004-RS11 Trust
1.12%, 11/25/2034	275,646	271,550
RAMP Series 2005-RS1 Trust
4.71%, 01/25/2035	43,447	43,944
RAMP Series 2006-RZ1 Trust
0.49%, 03/25/2036	1,377,694	1,344,371
RASC Series 2002-KS4 Trust
0.69%, 07/25/2032	5,280	4,579
RASC Series 2003-KS2 Trust
3.99%, 04/25/2033	50,228	50,180
RASC Series 2003-KS5 Trust
0.77%, 07/25/2033	6,825	5,991
3.62%, 07/25/2033	2,957	2,874
RASC Series 2003-KS9 Trust
0.82%, 11/25/2033	7,626	6,402
RASC Series 2004-KS2 Trust
4.30%, 03/25/2034	6,197	6,263
RASC Series 2005-KS6 Trust
0.81%, 07/25/2035	1,550,000	1,453,365
RBSHD 2013-1 Trust
4.69%, 10/25/2047 (Acquired 02/20/2014, Cost $1,301,611) (a)(b)	1,295,163	1,296,657
Regatta V Funding Ltd
1.84%, 10/25/2026	1,000,000	1,000,300
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037	311,370	172,482
Renaissance Home Equity Loan Trust 2005-3
4.81%, 11/25/2035	227,552	230,205
RMAT 2015-NPL1 LLC
3.75%, 05/25/2055	1,955,090	1,940,427
Santander Drive Auto Receivables Trust
1.21%, 10/16/2017 (Acquired 02/23/2015, Cost $1,427,527) (b)	1,426,778	1,428,120
1.84%, 11/18/2019 (Acquired 06/10/2015, Cost $506,811) (b)	506,815	506,811
1.97%, 03/16/2021 (Acquired 06/10/2015, Cost $1,835,408) (b)	1,835,465	1,835,407
Santander Drive Auto Receivables Trust 2012-5
1.56%, 08/15/2018	249,534	249,796
Santander Drive Auto Receivables Trust 2013-2
1.33%, 03/15/2018	1,200,000	1,201,451
Santander Drive Auto Receivables Trust 2013-3
1.19%, 05/15/2018	470,000	470,607
Santander Drive Auto Receivables Trust 2013-5
0.82%, 02/15/2018	1,722,882	1,723,043
Santander Drive Auto Receivables Trust 2013-A
1.02%, 01/16/2018 (Acquired 04/15/2015 through 04/27/2015, Cost $2,959,115) (b)	2,956,409	2,957,331
Santander Drive Auto Receivables Trust 2014-2
0.80%, 04/16/2018	3,900,000	3,900,476

Santander Drive Auto Receivables Trust 2014-3
0.81%, 07/16/2018	2,791,000	2,789,398
Santander Drive Auto Receivables Trust 2014-4
0.67%, 01/16/2018	390,578	390,258
Santander Drive Auto Receivables Trust 2015-S1
1.93%, 09/17/2019 (Acquired 06/10/2015, Cost $1,683,931) (b)	1,683,978	1,683,930
Saxon Asset Securities Trust 2003-1
4.80%, 06/25/2033	198,579	200,637
Securitized Asset Backed Receivables LLC Trust 2005-EC1
0.80%, 01/25/2035	297,584	286,767
Securitized Asset Backed Receivables LLC Trust 2005-OP2
0.51%, 10/25/2035 (Acquired 03/13/2014, Cost $1,663,356) (b)	1,682,603	1,663,827
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.41%, 01/25/2036	83,774	62,061
Selene Non-Performing Loans LLC
2.98%, 05/25/2054 (Acquired 05/23/2014, Cost $1,403,692) (b)	1,407,216	1,394,494
SNAAC Auto Receivables Trust 2014-1
1.03%, 09/17/2018 (Acquired 04/01/2014, Cost $636,338) (b)	636,352	636,597
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
0.86%, 10/25/2035	436,134	424,425
Specialty Underwriting & Residential Finance Trust Series 2006-BC1
0.49%, 12/25/2036	2,225,000	2,156,481
SpringCastle America Funding LLC
2.70%, 05/25/2023 (Acquired 09/18/2014, Cost $7,454,698) (b)	7,455,123	7,500,741
4.61%, 10/25/2027 (Acquired 09/18/2014, Cost $1,749,658) (b)	1,750,000	1,788,377
Springleaf Funding Trust 2013-A
2.58%, 09/15/2021 (Acquired 10/28/2013, Cost $4,876,463) (b)	4,891,544	4,909,824
Springleaf Funding Trust 2013-B
3.92%, 01/16/2023 (Acquired 10/28/2013, Cost $510,373) (b)	516,000	516,361
4.82%, 01/16/2023 (Acquired 10/28/2013 through 12/20/2013, Cost $1,123,872) (b)	1,140,000	1,134,756
Springleaf Funding Trust 2014-A
2.41%, 12/15/2022 (Acquired 03/19/2014, Cost $11,531,023) (b)	11,533,000	11,547,416
3.45%, 12/15/2022 (Acquired 03/19/2014, Cost $582,844) (b)	583,000	585,196
Springleaf Funding Trust 2015-A
3.16%, 11/15/2024 (Acquired 02/18/2015, Cost $13,389,689) (b)	13,392,000	13,544,388
3.62%, 11/15/2024 (Acquired 02/18/2015, Cost $1,086,675) (b)	1,087,000	1,097,748
Structured Asset Investment Loan Trust 2004-4
0.99%, 04/25/2034	720,327	665,363
Structured Asset Sec Corp Pass Through Cert Series 2002-al1
3.45%, 02/25/2032	72,381	72,037
3.45%, 02/25/2032	176,385	174,297
Structured Asset Securities Corp Mortgage Loan Trust 2005-7XS
5.44%, 04/25/2035	30,777	32,393
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2004-6XS
5.53%, 03/25/2034	269,398	279,122
5.55%, 03/25/2034	215,449	223,906

Sunset Mortgage Loan Co 2014-NPL2 LLC
3.72%, 11/16/2044 (Acquired 11/25/2014, Cost $4,177,730) (b)	4,177,730	4,162,022
Synchrony Credit Card Master Note Trust
0.64%, 03/15/2020	17,700,000	17,716,726
Synchrony Credit Card Master Note Trust 2015-1
2.37%, 03/15/2023	4,950,000	4,987,853
THL Credit Wind River 2014-3 CLO Ltd
1.90%, 01/22/2027	5,750,000	5,779,325
Tidewater Auto Receivables Trust 2014-A
1.40%, 07/15/2018 (Acquired 06/06/2014 through 06/23/2014, Cost $1,900,511) (b)	1,901,000	1,901,709
1.85%, 12/15/2018 (Acquired 06/06/2014, Cost $2,384,783) (b)	2,385,000	2,391,175
Toyota Auto Receivables 2014-A Owner Trust
0.41%, 08/15/2016	807,622	807,495
Toyota Auto Receivables 2014-C Owner Trust
0.51%, 02/15/2017	984,169	983,726
0.93%, 07/16/2018	691,000	690,550
Trafigura Securitisation Finance Plc. 2014-1
1.14%, 10/15/2021 (Acquired 10/23/2014, Cost $3,719,000) (a)(b)	3,719,000	3,705,612
Tricon American Homes 2015-SFR1 Trust
1.44%, 05/17/2032 (Acquired 04/28/2015, Cost $957,000) (b)	957,000	949,104
Truman Capital Mortgage Loan Trust 2014-NPL1
3.23%, 07/25/2053 (Acquired 08/19/2014, Cost $2,333,040) (b)	2,335,916	2,333,466
Truman Capital Mortgage Loan Trust 2014-NPL2
3.13%, 06/25/2054 (Acquired 09/09/2014, Cost $1,704,068) (b)	1,705,792	1,704,388
4.00%, 06/25/2054 (Acquired 09/09/2014, Cost $859,175) (b)	877,000	862,756
Truman Capital Mortgage Loan Trust 2014-NPL3
3.13%, 04/25/2053 (Acquired 09/09/2014, Cost $1,805,013) (b)	1,807,059	1,805,436
US Residential Opportunity Fund II Trust 2015-1
3.72%, 02/27/2035 (Acquired 02/19/2015, Cost $2,430,280) (b)	2,434,371	2,445,389
US Residential Opportunity Fund III Trust 2015-1
3.72%, 01/27/2035 (Acquired 02/06/2015, Cost $2,808,369) (b)	2,808,369	2,808,936
USAA Auto Owner Trust 2014-1
0.38%, 10/17/2016	234,647	234,629
Vericrest Opportunity Loan Trust 2015-NPL3
3.38%, 10/25/2058 (Acquired 02/06/2015, Cost $3,010,509) (b)	3,013,699	3,007,274
Vibrant CLO Ltd 2015-3
1.89%, 04/20/2026	5,250,000	5,249,916
Volkswagen Auto Lease Trust 2015-A
0.87%, 06/20/2017	1,663,000	1,663,414
VOLT NPL X LLC
3.38%, 10/25/2054 (Acquired 11/13/2014, Cost $1,107,976) (b)	1,109,290	1,109,381
VOLT XIX LLC
3.88%, 04/25/2055 (Acquired 12/15/2014, Cost $2,823,744) (b)	2,826,577	2,837,253
VOLT XV LLC
3.25%, 05/26/2054 (Acquired 05/19/2014, Cost $816,871) (b)	816,871	814,824

VOLT XVI LLC
3.23%, 09/25/2058 (Acquired 08/19/2014, Cost $3,399,770) (b)	3,404,641	3,406,186
4.00%, 09/25/2058 (Acquired 10/15/2014, Cost $736,070) (b)	748,680	735,745
VOLT XXII LLC
3.50%, 02/25/2055 (Acquired 02/25/2015, Cost $2,585,980) (b)	2,588,639	2,585,126
4.25%, 02/25/2055 (Acquired 02/25/2015, Cost $655,925) (b)	667,691	659,266
VOLT XXIV LLC
3.50%, 02/25/2055	4,932,447	4,932,447
VOLT XXV LLC
3.50%, 06/26/2045 (Acquired 06/17/2015, Cost $7,991,166) (b)	8,000,000	7,991,200
VOLT XXVI LLC
3.13%, 09/25/2043 (Acquired 09/19/2014, Cost $4,662,087) (b)	4,667,407	4,659,949
4.25%, 09/25/2043 (Acquired 09/19/2014, Cost $1,380,087) (b)	1,405,580	1,383,487
VOLT XXVII LLC
3.38%, 08/27/2057 (Acquired 10/24/2014, Cost $5,243,267) (b)	5,249,666	5,252,905
VOLT XXX LLC
3.63%, 10/25/2057 (Acquired 01/15/2015, Cost $3,029,767) (b)	3,029,767	3,027,522
VOLT XXXI LLC
3.38%, 02/25/2055 (Acquired 01/22/2015, Cost $2,479,280) (b)	2,481,868	2,475,276
VOLT XXXIII LLC
3.50%, 03/25/2055 (Acquired 03/13/2015, Cost $3,852,558) (b)	3,856,371	3,857,628
VOLT XXXV LLC
3.50%, 06/26/2045 (Acquired 06/26/2015, Cost $3,058,081) (b)	3,061,000	3,057,939
Voya CLO 2013-3 Ltd
1.73%, 01/18/2026 (Acquired 11/26/2013, Cost $7,400,000) (b)	7,400,000	7,399,260
2.08%, 01/18/2026 (Acquired 11/26/2013, Cost $8,867,431) (b)	9,000,000	8,940,600
Westgate Resorts 2012-2 LLC
3.00%, 01/20/2025 (Acquired 10/28/2013, Cost $438,619) (b)	437,890	439,478
Westgate Resorts 2012-A LLC
2.25%, 08/20/2025 (Acquired 01/12/2015, Cost $1,183,156) (b)	1,181,466	1,183,829
Westgate Resorts 2015-1 LLC
2.75%, 05/20/2027 (Acquired 02/20/2015, Cost $578,573) (b)	578,687	579,065
Westgate Resorts LLC
2.50%, 03/20/2025 (Acquired 10/28/2013, Cost $346,126) (b)	346,450	347,366
World Omni Auto Receivables Trust 2015-A
0.79%, 07/16/2018	1,099,000	1,099,309
1.34%, 05/15/2020	643,000	644,109

Total Asset Backed Obligations (Cost $803,821,511)		$804,950,447

Corporate Bonds - 28.91%
Basic Materials - 1.41%
Agrium Inc
3.15%, 10/01/2022	$875,000	$847,346
3.38%, 03/15/2025	430,000	408,218
4.13%, 03/15/2035	1,960,000	1,747,269
6.13%, 01/15/2041	2,850,000	3,196,437
5.25%, 01/15/2045	712,000	716,554

Anglo American Capital PLC
9.38%, 04/08/2019 (Acquired 10/28/2013, Cost $255,457) (b)	215,000	261,642
BHP Billiton Finance USA Ltd
5.40%, 03/29/2017	165,000	177,419
6.50%, 04/01/2019	284,000	328,374
3.85%, 09/30/2023	646,000	662,940
5.00%, 09/30/2043	3,530,000	3,679,185
CF Industries Inc
7.13%, 05/01/2020	900,000	1,068,231
5.38%, 03/15/2044	2,040,000	2,018,674
Dow Chemical Co/The
8.55%, 05/15/2019	96,000	116,969
4.13%, 11/15/2021	940,000	984,922
3.00%, 11/15/2022	448,000	430,455
7.38%, 11/01/2029	339,000	426,581
5.25%, 11/15/2041	199,000	202,332
4.38%, 11/15/2042	1,570,000	1,425,167
Eastman Chemical Co
2.70%, 01/15/2020	7,390,000	7,372,375
4.50%, 01/15/2021	5,175,000	5,592,503
Ecolab Inc
1.45%, 12/08/2017	5,928,000	5,874,476
2.25%, 01/12/2020	233,000	230,465
5.50%, 12/08/2041	103,000	112,148
EI du Pont de Nemours & Co
6.00%, 07/15/2018	516,000	578,718
5.60%, 12/15/2036	155,000	175,826
4.90%, 01/15/2041	222,000	234,112
Freeport-McMoRan Inc
2.15%, 03/01/2017	1,001,000	1,002,324
3.55%, 03/01/2022	5,025,000	4,646,175
4.55%, 11/14/2024	723,000	672,723
5.40%, 11/14/2034	310,000	266,715
Georgia-Pacific LLC
5.40%, 11/01/2020 (Acquired 11/22/2013, Cost $3,487,956) (b)	3,160,000	3,524,215
3.73%, 07/15/2023 (Acquired 12/10/2013, Cost $5,258,327) (b)	5,380,000	5,409,149
Glencore Finance Canada Ltd
5.80%, 11/15/2016 (Acquired 10/28/2013 through 11/26/2013, Cost $197,009) (b)	188,000	197,859
3.60%, 01/15/2017 (Acquired 02/06/2014, Cost $6,178,807) (b)	6,016,000	6,174,245
4.25%, 10/25/2022 (Acquired 11/20/2013, Cost $4,827,137) (b)	5,000,000	4,907,280
Glencore Funding LLC
2.50%, 01/15/2019 (Acquired 10/28/2013, Cost $523,169) (b)	537,000	530,626
4.13%, 05/30/2023 (Acquired 12/02/2013, Cost $51,828) (b)	54,000	52,175
4.63%, 04/29/2024 (Acquired 04/22/2014, Cost $1,027,771) (b)	1,000,000	991,104
Goldcorp Inc
3.63%, 06/09/2021	1,810,000	1,798,396

International Paper Co
5.00%, 09/15/2035	2,065,000	2,017,104
6.00%, 11/15/2041	3,150,000	3,385,349
5.15%, 05/15/2046	1,085,000	1,038,647
Lubrizol Corp
8.88%, 02/01/2019	1,205,000	1,479,777
LYB International Finance BV
5.25%, 07/15/2043	760,000	771,553
4.88%, 03/15/2044	1,500,000	1,452,202
LyondellBasell Industries NV
5.00%, 04/15/2019	3,690,000	3,994,706
4.63%, 02/26/2055	545,000	478,065
MeadWestvaco Corp
7.38%, 09/01/2019	3,300,000	3,863,977
Monsanto Co
4.40%, 07/15/2044	605,000	538,954
4.70%, 07/15/2064	91,000	78,460
Mosaic Co/The
3.75%, 11/15/2021	1,227,000	1,264,102
4.25%, 11/15/2023	746,000	766,068
5.45%, 11/15/2033	814,000	864,138
4.88%, 11/15/2041	52,000	49,217
5.63%, 11/15/2043	3,515,000	3,732,290
Nucor Corp
4.00%, 08/01/2023	176,000	178,360
Placer Dome Inc
6.45%, 10/15/2035	203,000	201,911
Plum Creek Timberlands LP
5.88%, 11/15/2015	468,000	475,987
Potash Corp of Saskatchewan Inc
3.25%, 12/01/2017	31,000	32,286
6.50%, 05/15/2019	392,000	452,775
3.00%, 04/01/2025	1,100,000	1,037,454
PPG Industries Inc
6.65%, 03/15/2018	112,000	125,720
9.00%, 05/01/2021	217,000	286,501
5.50%, 11/15/2040	118,000	133,997
Praxair Inc
5.20%, 03/15/2017	50,000	53,367
2.65%, 02/05/2025	359,000	342,516
Rio Tinto Alcan Inc
5.75%, 06/01/2035	54,000	59,449
Rio Tinto Finance USA Ltd
9.00%, 05/01/2019	797,000	992,257
3.50%, 11/02/2020	132,000	137,391
3.75%, 09/20/2021	388,000	401,657
3.75%, 06/15/2025	8,735,000	8,599,153

Rio Tinto Finance USA PLC
1.63%, 08/21/2017	461,000	461,113
Samarco Mineracao SA
5.75%, 10/24/2023 (Acquired 10/28/2013, Cost $537,605) (b)	537,000	531,630
Southern Copper Corp
5.88%, 04/23/2045	2,300,000	2,187,760
Teck Resources Ltd
4.75%, 01/15/2022	1,709,000	1,586,263
3.75%, 02/01/2023	453,000	389,199
Union Carbide Corp
7.50%, 06/01/2025	624,000	776,497
7.75%, 10/01/2096	681,000	841,316
Vale Overseas Ltd
4.38%, 01/11/2022	5,000,000	4,904,050
8.25%, 01/17/2034	424,000	467,161
6.88%, 11/21/2036	167,000	161,061
6.88%, 11/10/2039	107,000	102,977
Westvaco Corp
9.75%, 06/15/2020	17,000	21,496
8.20%, 01/15/2030	537,000	722,960

		121,481,197

Communications - 2.40%
21st Century Fox America Inc
8.00%, 10/17/2016	114,000	123,721
7.25%, 05/18/2018	203,000	233,936
3.00%, 09/15/2022	380,000	370,829
8.88%, 04/26/2023	108,000	142,647
9.50%, 07/15/2024	175,000	241,988
7.30%, 04/30/2028	454,000	561,677
7.63%, 11/30/2028	310,000	400,451
6.20%, 12/15/2034	258,000	298,602
6.65%, 11/15/2037	310,000	376,136
6.90%, 08/15/2039	155,000	193,276
6.15%, 02/15/2041	3,790,000	4,387,008
Amazon.com Inc
3.30%, 12/05/2021	1,086,000	1,099,104
4.80%, 12/05/2034	854,000	845,788
America Movil SAB de CV
2.38%, 09/08/2016	441,000	446,566
5.00%, 10/16/2019	3,500,000	3,852,590
5.00%, 03/30/2020	7,300,000	8,080,735
3.13%, 07/16/2022	374,000	369,003
6.13%, 03/30/2040	283,000	326,899

AT&T Inc
0.90%, 02/12/2016	329,000	329,000
5.50%, 02/01/2018	543,000	593,151
4.45%, 05/15/2021	722,000	768,796
3.88%, 08/15/2021	134,000	138,068
3.00%, 02/15/2022	1,219,000	1,186,779
3.00%, 06/30/2022	2,649,000	2,555,289
3.90%, 03/11/2024	3,750,000	3,776,700
3.40%, 05/15/2025	238,000	225,975
4.50%, 05/15/2035	5,949,000	5,452,586
6.30%, 01/15/2038	743,000	816,483
5.35%, 09/01/2040	1,094,000	1,073,622
4.30%, 12/15/2042	1,122,000	958,226
4.80%, 06/15/2044	4,305,000	3,951,297
4.35%, 06/15/2045	511,000	436,016
4.75%, 05/15/2046	3,860,000	3,494,481
BellSouth Corp
6.88%, 10/15/2031	1,100,000	1,238,678
6.55%, 06/15/2034	2,520,000	2,721,207
BellSouth Telecommunications LLC
6.30%, 12/15/2015	19,933	20,332
British Telecommunications PLC
5.95%, 01/15/2018	289,000	318,967
2.35%, 02/14/2019	220,000	220,860
9.63%, 12/15/2030	721,000	1,068,192
CBS Corp
1.95%, 07/01/2017	4,840,000	4,883,468
3.38%, 03/01/2022	302,000	297,996
3.70%, 08/15/2024	546,000	532,751
5.50%, 05/15/2033	77,000	77,458
5.90%, 10/15/2040	67,000	69,723
4.90%, 08/15/2044	315,000	291,269
Centel Capital Corp
9.00%, 10/15/2019	464,000	551,991
CenturyLink Inc
5.15%, 06/15/2017	322,000	334,075
Cisco Systems Inc
5.50%, 02/22/2016	155,000	159,763
2.90%, 03/04/2021	186,000	189,642
3.00%, 06/15/2022	889,000	880,715
3.63%, 03/04/2024	550,000	566,686
3.50%, 06/15/2025	467,000	472,861
5.90%, 02/15/2039	515,000	613,119
5.50%, 01/15/2040	481,000	546,417
Comcast Cable Communications Holdings Inc
9.46%, 11/15/2022	542,000	744,004
Comcast Cable Communications LLC
8.88%, 05/01/2017	103,000	116,915

Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	251,483
Comcast Corp
6.50%, 01/15/2017	103,000	111,400
4.25%, 01/15/2033	1,895,000	1,847,650
4.20%, 08/15/2034	555,000	533,659
6.50%, 11/15/2035	1,342,000	1,664,985
6.45%, 03/15/2037	310,000	381,961
6.95%, 08/15/2037	107,000	138,702
Cox Communications Inc
3.25%, 12/15/2022 (Acquired 10/28/2013, Cost $321,531) (b)	348,000	331,330
3.85%, 02/01/2025 (Acquired 12/01/2014, Cost $1,996,827) (b)	2,000,000	1,919,232
4.80%, 02/01/2035 (Acquired 12/05/2014, Cost $7,148,292) (b)	7,150,000	6,580,903
8.38%, 03/01/2039 (Acquired 10/28/2013, Cost $164,382) (b)	134,000	170,357
Cox Enterprises Inc
7.38%, 07/15/2027 (Acquired 10/28/2013, Cost $317,304) (b)	273,000	327,482
Crown Castle Towers LLC
3.22%, 05/15/2022 (Acquired 04/30/2015, Cost $589,000) (b)	589,000	579,635
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 (Acquired 10/28/2013 through 12/11/2013, Cost $4,583,352) (b)	4,529,000	4,580,726
6.00%, 07/08/2019	209,000	239,040
8.75%, 06/15/2030	648,000	910,070
4.88%, 03/06/2042 (Acquired 10/28/2013, Cost $233,142) (b)	240,000	239,208
DIRECTV Holdings LLC / DIRECTV Financing Co Inc
4.60%, 02/15/2021	578,000	615,196
5.00%, 03/01/2021	271,000	293,171
3.80%, 03/15/2022	1,394,000	1,400,464
3.95%, 01/15/2025	205,000	200,687
6.00%, 08/15/2040	2,106,000	2,178,825
6.38%, 03/01/2041	329,000	352,826
5.15%, 03/15/2042	40,000	37,509
Discovery Communications LLC
4.38%, 06/15/2021	752,000	790,268
4.95%, 05/15/2042	1,161,000	1,069,287
eBay Inc
2.88%, 08/01/2021	393,000	386,719
2.60%, 07/15/2022	1,963,000	1,821,203
3.45%, 08/01/2024	960,000	922,953
4.00%, 07/15/2042	213,000	172,234
GTE Corp
8.75%, 11/01/2021	114,000	145,781
6.94%, 04/15/2028	351,000	422,815
GTP Acquisition Partners I LLC
2.35%, 06/15/2020 (Acquired 05/20/2015, Cost $271,000) (b)	271,000	269,561
3.48%, 06/16/2025 (Acquired 05/20/2015, Cost $314,000) (b)	314,000	309,557

Historic TW Inc
9.15%, 02/01/2023	347,000	457,895
NBCUniversal Media LLC
4.38%, 04/01/2021	700,000	757,396
6.40%, 04/30/2040	372,000	460,452
5.95%, 04/01/2041	527,000	615,373
4.45%, 01/15/2043	1,765,000	1,690,174
New Cingular Wireless Services Inc
8.75%, 03/01/2031	1,140,000	1,579,219
Nippon Telegraph & Telephone Corp
1.40%, 07/18/2017	237,000	237,248
Orange SA
2.75%, 09/14/2016	437,000	444,868
2.75%, 02/06/2019	3,000,000	3,041,364
9.00%, 03/01/2031	1,393,000	1,961,206
Qwest Corp
6.75%, 12/01/2021	3,866,000	4,267,097
Rogers Communications Inc
4.10%, 10/01/2023	1,255,000	1,284,154
8.75%, 05/01/2032	258,000	351,408
SK Telecom Co Ltd
6.63%, 07/20/2027 (Acquired 10/28/2013 through 11/27/2013, Cost $430,686) (b)	361,000	459,878
Sky PLC
3.75%, 09/16/2024 (Acquired 09/09/2014, Cost $285,968) (b)	287,000	279,778
Sprint Capital Corp
6.90%, 05/01/2019	301,000	307,020
8.75%, 03/15/2032	38,000	36,955
TCI Communications Inc
8.75%, 08/01/2015	44,000	44,276
7.13%, 02/15/2028	138,000	179,654
Telecom Italia Capital SA
7.00%, 06/04/2018	5,000,000	5,506,000
7.18%, 06/18/2019	215,000	241,606
7.20%, 07/18/2036	1,644,000	1,796,070
Telefonica Emisiones SAU
6.42%, 06/20/2016	468,000	489,303
6.22%, 07/03/2017	545,000	592,292
3.19%, 04/27/2018	221,000	226,906
5.13%, 04/27/2020	500,000	546,481
5.46%, 02/16/2021	233,000	257,393
Telstra Corp Ltd
3.13%, 04/07/2025 (Acquired 03/30/2015, Cost $2,281,193) (b)	2,285,000	2,228,426
Thomson Reuters Corp
4.70%, 10/15/2019	222,000	241,713
3.95%, 09/30/2021	934,000	977,242
3.85%, 09/29/2024	342,000	339,354
4.50%, 05/23/2043	312,000	281,428

Time Warner Cable Inc
5.85%, 05/01/2017	100,000	106,772
6.75%, 07/01/2018	5,490,000	6,117,952
8.75%, 02/14/2019	184,000	218,392
8.25%, 04/01/2019	222,000	260,925
6.55%, 05/01/2037	375,000	389,311
7.30%, 07/01/2038	253,000	284,274
6.75%, 06/15/2039	539,000	573,126
5.88%, 11/15/2040	475,000	458,475
5.50%, 09/01/2041	385,000	357,956
Time Warner Cos Inc
7.57%, 02/01/2024	330,000	409,320
Time Warner Entertainment Co LP
8.38%, 03/15/2023	208,000	257,747
8.38%, 07/15/2033	671,000	821,651
Time Warner Inc
4.75%, 03/29/2021	585,000	631,767
4.00%, 01/15/2022	900,000	920,364
3.60%, 07/15/2025	2,670,000	2,592,979
7.63%, 04/15/2031	4,513,000	5,860,514
7.70%, 05/01/2032	842,000	1,103,376
6.50%, 11/15/2036	257,000	300,984
6.20%, 03/15/2040	323,000	365,799
6.25%, 03/29/2041	170,000	193,912
5.38%, 10/15/2041	181,000	185,053
4.65%, 06/01/2044	2,145,000	2,031,768
Verizon Communications Inc
1.35%, 06/09/2017	889,000	887,608
2.63%, 02/21/2020	1,205,000	1,201,271
4.50%, 09/15/2020	1,070,000	1,153,195
3.00%, 11/01/2021	1,975,000	1,946,248
5.15%, 09/15/2023	2,630,000	2,881,583
6.40%, 09/15/2033	7,405,000	8,463,411
4.40%, 11/01/2034	2,056,000	1,924,307
5.85%, 09/15/2035	149,000	161,263
4.27%, 01/15/2036 (Acquired 09/17/2013 through 10/03/2013, Cost $2,235,742) (b)	2,311,000	2,072,824
6.55%, 09/15/2043	49,000	57,290
4.86%, 08/21/2046	9,143,000	8,526,158
4.52%, 09/15/2048 (Acquired 10/28/2013 through 03/30/2015, Cost $5,522,762) (b)	6,396,000	5,633,942
5.01%, 08/21/2054	5,813,000	5,313,716
4.67%, 03/15/2055 (Acquired 09/11/2013 through 10/14/2014, Cost $6,014,879) (b)	6,860,000	5,944,773
Verizon Maryland LLC
5.13%, 06/15/2033	103,000	100,381
Verizon New England Inc
7.88%, 11/15/2029	1,159,000	1,476,582

Verizon New York Inc
7.38%, 04/01/2032	91,000	107,981
Verizon Pennsylvania LLC
6.00%, 12/01/2028	439,000	467,756
8.35%, 12/15/2030	540,000	683,728
Viacom Inc
6.25%, 04/30/2016	80,000	83,425
2.75%, 12/15/2019	149,000	148,867
3.88%, 12/15/2021	581,000	588,727
3.13%, 06/15/2022	286,000	273,448
3.25%, 03/15/2023	69,000	65,488
4.85%, 12/15/2034	156,000	143,859
4.50%, 02/27/2042	209,000	174,160
4.38%, 03/15/2043	718,000	579,707
Vodafone Group PLC
1.63%, 03/20/2017	857,000	853,447
1.50%, 02/19/2018	784,000	770,400
2.50%, 09/26/2022	78,000	71,458

		206,600,442

Consumer, Cyclical - 1.35%
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025 (Acquired 10/28/2013, Cost $354,130) (b)	369,527	377,841
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 01/31/2021	125,043	135,046
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 01/15/2023	4,711,078	5,005,520
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027	2,995,000	2,957,562
American Honda Finance Corp
2.25%, 08/15/2019	739,000	743,443
Arrow Electronics Inc
3.00%, 03/01/2018	197,000	200,018
6.88%, 06/01/2018	279,000	309,654
6.00%, 04/01/2020	478,000	536,869
4.50%, 03/01/2023	183,000	186,807
7.50%, 01/15/2027	992,000	1,168,964
Bed Bath & Beyond Inc
4.92%, 08/01/2034	1,865,000	1,815,003
BorgWarner Inc
3.38%, 03/15/2025	1,205,000	1,183,873
Continental Airlines 1997-4 Class A Pass Through Trust
6.90%, 01/02/2018	15,028	15,694
Continental Airlines 1999-2 Class A-1 Pass Through Trust
7.26%, 03/15/2020	38,725	42,985
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	6,103,444	6,805,340

Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	201,887	205,642
Costco Wholesale Corp
2.25%, 02/15/2022	751,000	728,416
CVS Health Corp
4.00%, 12/05/2023	6,000,000	6,189,798
5.30%, 12/05/2043	3,260,000	3,539,855
CVS Pass-Through Trust
5.93%, 01/10/2034 (Acquired 10/28/2013, Cost $753,699) (b)	683,436	782,114
Daimler Finance North America LLC
2.63%, 09/15/2016 (Acquired 08/12/2014 through 12/22/2014, Cost $549,690) (b)	542,000	551,025
2.95%, 01/11/2017 (Acquired 10/28/2013, Cost $1,030,253) (b)	1,011,000	1,035,699
1.38%, 08/01/2017 (Acquired 07/24/2014, Cost $3,290,785) (b)	3,300,000	3,294,789
1.88%, 01/11/2018 (Acquired 10/28/2013 through 12/10/2013, Cost $3,076,020) (b)	3,080,000	3,085,294
2.38%, 08/01/2018 (Acquired 10/28/2013, Cost $195,784) (b)	195,000	197,604
2.25%, 07/31/2019 (Acquired 11/19/2013 through 11/20/2013, Cost $3,218,861) (b)	3,250,000	3,236,015
2.25%, 03/02/2020 (Acquired 02/23/2015, Cost $3,567,291) (b)	3,575,000	3,528,689
2.88%, 03/10/2021 (Acquired 03/03/2014, Cost $698,791) (b)	700,000	705,244
8.50%, 01/18/2031	155,000	227,267
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022	3,061,926	3,513,561
Delta Air Lines 2010-2 Class A Pass Through Trust
4.95%, 05/23/2019	296,402	314,187
Delta Air Lines 2011-1 Class A Pass Through Trust
5.30%, 04/15/2019	100,448	107,981
Delta Air Lines 2012-1 Class A Pass Through Trust
4.75%, 05/07/2020	336,843	360,422
DR Horton Inc
6.50%, 04/15/2016	107,000	110,477
Ford Motor Co
4.75%, 01/15/2043	7,240,000	7,042,768
Ford Motor Credit Co LLC
2.15%, 01/09/2018	386,000	387,412
2.24%, 06/15/2018	942,000	942,136
Gap Inc/The
5.95%, 04/12/2021	368,000	415,176
General Motors Co
4.00%, 04/01/2025	8,070,000	7,935,118
General Motors Financial Co Inc
3.45%, 04/10/2022	4,820,000	4,712,851
Home Depot Inc/The
5.40%, 03/01/2016	475,000	489,973
2.63%, 06/01/2022	347,000	341,373
5.88%, 12/16/2036	5,490,000	6,587,764
4.40%, 03/15/2045	268,000	266,583
4.25%, 04/01/2046	655,000	633,518

Johnson Controls Inc
4.25%, 03/01/2021	344,000	363,062
3.75%, 12/01/2021	475,000	487,322
3.63%, 07/02/2024	161,000	161,056
6.00%, 01/15/2036	107,000	122,365
5.25%, 12/01/2041	722,000	754,533
4.95%, 07/02/2064	1,380,000	1,305,777
Kohl’s Corp
6.25%, 12/15/2017	103,000	114,285
Lowe’s Cos Inc
5.50%, 10/15/2035	550,000	622,060
7.11%, 05/15/2037	361,000	467,903
5.13%, 11/15/2041	238,000	259,281
4.65%, 04/15/2042	449,000	461,263
Macy’s Retail Holdings Inc
7.45%, 07/15/2017	134,000	149,357
3.88%, 01/15/2022	950,000	984,009
2.88%, 02/15/2023	421,000	404,766
4.38%, 09/01/2023	192,000	202,217
6.90%, 01/15/2032	400,000	493,159
4.50%, 12/15/2034	368,000	352,035
5.13%, 01/15/2042	101,000	101,116
Marriott International Inc/MD
3.00%, 03/01/2019	7,250,000	7,429,271
McDonald’s Corp
6.30%, 10/15/2037	660,000	778,191
Nissan Motor Acceptance Corp
1.80%, 03/15/2018 (Acquired 10/28/2013, Cost $719,074) (b)	727,000	727,665
2.65%, 09/26/2018 (Acquired 02/25/2014, Cost $505,351) (b)	500,000	512,533
Nordstrom Inc
4.00%, 10/15/2021	398,000	422,558
PACCAR Financial Corp
1.60%, 03/15/2017	407,000	410,901
0.88%, 12/06/2018	3,000,000	3,011,931
Starbucks Corp
4.30%, 06/15/2045	604,000	593,304
Target Corp
6.00%, 01/15/2018	217,000	241,336
3.50%, 07/01/2024	355,000	363,249
Toyota Motor Credit Corp
2.00%, 09/15/2016	1,600,000	1,623,435
2.05%, 01/12/2017	402,000	408,322
1.75%, 05/22/2017	516,000	523,058
1.45%, 01/12/2018	193,000	193,096
US Airways 1998-1A Pass Through Trust
6.85%, 01/30/2018	24,943	26,439

Walgreen Co
3.10%, 09/15/2022	871,000	844,649
Walgreens Boots Alliance Inc
3.30%, 11/18/2021	907,000	899,701
3.80%, 11/18/2024	670,000	654,452
4.50%, 11/18/2034	1,079,000	1,011,631
Wal-Mart Stores Inc
3.30%, 04/22/2024	3,820,000	3,868,227
7.55%, 02/15/2030	72,000	101,846
5.25%, 09/01/2035	124,000	140,363
6.20%, 04/15/2038	108,000	134,306
WW Grainger Inc
4.60%, 06/15/2045	423,000	421,834

		116,101,234

Consumer, Non-cyclical - 3.37%
AbbVie Inc
1.75%, 11/06/2017	866,000	868,510
2.90%, 11/06/2022	574,000	555,300
3.20%, 11/06/2022	469,000	463,836
3.60%, 05/14/2025	12,060,000	11,901,531
4.50%, 05/14/2035	870,000	848,544
Actavis Funding SCS
3.00%, 03/12/2020	539,000	540,462
3.45%, 03/15/2022	898,000	888,671
3.80%, 03/15/2025	2,355,000	2,309,864
4.55%, 03/15/2035	4,708,000	4,462,916
4.75%, 03/15/2045	1,395,000	1,322,286
Actavis Inc
3.25%, 10/01/2022	271,000	262,382
ADT Corp/The
3.50%, 07/15/2022	577,000	523,627
4.13%, 06/15/2023	217,000	201,810
4.88%, 07/15/2042	323,000	247,095
Aetna Inc
6.75%, 12/15/2037	341,000	427,812
4.50%, 05/15/2042	205,000	190,019
4.75%, 03/15/2044	1,800,000	1,762,085
Allergan Inc/United States
2.80%, 03/15/2023	700,000	645,691
Amgen Inc
5.70%, 02/01/2019	204,000	227,737
2.13%, 05/01/2020	123,000	120,333
3.88%, 11/15/2021	722,000	756,354
2.70%, 05/01/2022	5,600,000	5,408,659
3.13%, 05/01/2025	525,000	495,942
5.75%, 03/15/2040	4,215,000	4,630,363
4.95%, 10/01/2041	464,000	462,825

5.15%, 11/15/2041	1,496,000	1,531,153
5.65%, 06/15/2042	522,000	578,270
5.38%, 05/15/2043	1,020,000	1,078,692
4.40%, 05/01/2045	630,000	582,072
Anheuser-Busch Cos LLC
5.50%, 01/15/2018	103,000	113,225
5.75%, 04/01/2036	114,000	130,614
Anheuser-Busch InBev Finance Inc
2.63%, 01/17/2023	160,000	153,053
3.70%, 02/01/2024	960,000	981,210
4.63%, 02/01/2044	1,860,000	1,865,273
Anheuser-Busch InBev Worldwide Inc
7.75%, 01/15/2019	132,000	156,580
Anthem Inc
2.30%, 07/15/2018	289,000	290,560
3.13%, 05/15/2022	484,000	469,827
3.30%, 01/15/2023	271,000	260,304
3.50%, 08/15/2024	694,000	665,638
4.63%, 05/15/2042	400,000	364,364
4.65%, 01/15/2043	391,000	357,207
5.10%, 01/15/2044	1,881,000	1,832,197
4.65%, 08/15/2044	395,000	359,997
Archer-Daniels-Midland Co
5.94%, 10/01/2032	227,000	272,025
BAT International Finance PLC
3.95%, 06/15/2025 (Acquired 06/10/2015, Cost $6,988,836) (b)	7,010,000	7,078,656
Baxalta Inc
3.60%, 06/23/2022 (Acquired 06/18/2015, Cost $366,685) (b)	367,000	366,642
5.25%, 06/23/2045 (Acquired 06/18/2015, Cost $2,098,108) (b)	2,112,000	2,116,099
Baxter International Inc
1.85%, 06/15/2018	183,000	182,298
3.65%, 08/15/2042	1,900,000	1,871,971
Bayer US Finance LLC
2.38%, 10/08/2019 (Acquired 10/01/2014, Cost $384,414) (b)	386,000	387,063
3.38%, 10/08/2024 (Acquired 10/01/2014, Cost $466,560) (b)	471,000	467,822
Baylor Scott & White Holdings
4.19%, 11/15/2045	1,800,000	1,665,288
Becton Dickinson and Co
5.00%, 05/15/2019	72,000	78,663
2.68%, 12/15/2019	154,000	153,863
3.73%, 12/15/2024	4,267,000	4,246,305
Brown-Forman Corp
4.50%, 07/15/2045	375,000	369,706
Bunge Ltd Finance Corp
3.20%, 06/15/2017	4,010,000	4,128,227
8.50%, 06/15/2019	4,456,000	5,383,084

Bunge NA Finance LP
5.90%, 04/01/2017	470,000	502,011
Cardinal Health Inc
3.75%, 09/15/2025	412,000	409,241
4.90%, 09/15/2045	315,000	311,255
Cargill Inc
6.00%, 11/27/2017 (Acquired 10/28/2013, Cost $175,082) (b)	160,000	176,501
7.35%, 03/06/2019 (Acquired 10/28/2013, Cost $342,536) (b)	294,000	349,069
4.31%, 05/14/2021 (Acquired 10/28/2013, Cost $296,863) (b)	281,000	305,924
3.30%, 03/01/2022 (Acquired 12/28/2013, Cost $792,337) (b)	800,000	816,209
Celgene Corp
3.25%, 08/15/2022	1,220,000	1,205,056
4.00%, 08/15/2023	298,000	304,406
3.63%, 05/15/2024	440,000	439,478
Cigna Corp
3.25%, 04/15/2025	970,000	928,990
5.38%, 02/15/2042	3,040,000	3,252,730
Coca-Cola Femsa SAB de CV
2.38%, 11/26/2018	9,890,000	10,029,449
ConAgra Foods Inc
1.30%, 01/25/2016	235,000	235,023
5.82%, 06/15/2017	644,000	691,718
2.10%, 03/15/2018	189,000	187,067
4.95%, 08/15/2020	215,000	232,862
9.75%, 03/01/2021	1,750,000	2,209,441
7.00%, 10/01/2028	1,250,000	1,475,060
Diageo Capital PLC
1.50%, 05/11/2017	405,000	405,199
4.83%, 07/15/2020	287,000	317,219
Diageo Finance BV
5.30%, 10/28/2015	222,000	225,236
Diageo Investment Corp
8.00%, 09/15/2022	516,000	671,622
Eli Lilly & Co
2.75%, 06/01/2025	2,100,000	2,027,176
ERAC USA Finance LLC
2.75%, 03/15/2017 (Acquired 10/28/2013, Cost $279,684) (b)	275,000	281,666
6.38%, 10/15/2017 (Acquired 10/28/2013, Cost $45,004) (b)	41,000	45,062
2.80%, 11/01/2018 (Acquired 01/07/2014, Cost $4,939,028) (b)	4,875,000	4,969,673
4.50%, 08/16/2021 (Acquired 10/28/2013, Cost $418,237) (b)	400,000	431,392
6.70%, 06/01/2034 (Acquired 10/28/2013, Cost $581,205) (b)	508,000	616,520
5.63%, 03/15/2042 (Acquired 10/28/2013, Cost $368,923) (b)	357,000	381,322
4.50%, 02/15/2045 (Acquired 02/10/2015, Cost $296,563) (b)	300,000	274,696
Express Scripts Holding Co
2.65%, 02/15/2017	7,518,000	7,651,715
4.75%, 11/15/2021	4,000,000	4,335,732
3.50%, 06/15/2024	897,000	876,055

Fomento Economico Mexicano SAB de CV
4.38%, 05/10/2043	526,000	486,350
Forest Laboratories LLC
4.38%, 02/01/2019 (Acquired 01/27/2014 through 02/04/2014, Cost $5,430,419) (b)	5,100,000	5,394,071
4.88%, 02/15/2021 (Acquired 10/16/2014, Cost $317,896) (b)	300,000	324,951
5.00%, 12/15/2021 (Acquired 04/01/2014, Cost $5,132,986) (b)	4,738,000	5,137,337
Gilead Sciences Inc
3.70%, 04/01/2024	900,000	918,393
3.50%, 02/01/2025	374,000	373,975
5.65%, 12/01/2041	2,910,000	3,337,313
GlaxoSmithKline Capital Inc
5.65%, 05/15/2018	320,000	356,969
6.38%, 05/15/2038	217,000	272,294
Grupo Bimbo SAB de CV
3.88%, 06/27/2024 (Acquired 06/27/2014, Cost $3,004,533) (b)	3,000,000	2,987,070
Heineken NV
1.40%, 10/01/2017 (Acquired 10/28/2013, Cost $296,975) (b)	299,000	298,981
HJ Heinz Co
2.80%, 07/02/2020 (Acquired 06/23/2015, Cost $3,766,431) (b)	3,775,000	3,774,509
3.95%, 07/15/2025 (Acquired 06/23/2015 through 06/24/2015, Cost $1,476,677) (b)	1,478,000	1,486,326
5.00%, 07/15/2035 (Acquired 06/23/2015, Cost $2,655,504) (b)	2,681,000	2,715,435
Hospira Inc
6.05%, 03/30/2017	537,000	577,714
5.80%, 08/12/2023	4,000,000	4,649,872
Humana Inc
7.20%, 06/15/2018	215,000	247,259
JM Smucker Co/The
3.00%, 03/15/2022 (Acquired 03/27/2015, Cost $4,796,699) (b)	4,750,000	4,660,572
Johnson & Johnson
4.38%, 12/05/2033	1,070,000	1,130,529
4.50%, 12/05/2043	3,650,000	3,874,387
Kellogg Co
1.75%, 05/17/2017	262,000	263,308
3.25%, 05/21/2018	234,000	242,164
Kimberly-Clark Corp
7.50%, 11/01/2018	52,000	61,760
2.40%, 03/01/2022	140,000	136,658
Kraft Foods Group Inc
6.13%, 08/23/2018	531,000	593,449
5.38%, 02/10/2020	138,000	153,910
3.50%, 06/06/2022	768,000	769,150
6.88%, 01/26/2039	1,049,000	1,281,623
6.50%, 02/09/2040	310,000	363,303
5.00%, 06/04/2042	505,000	501,515

Kroger Co/The
2.20%, 01/15/2017	399,000	404,519
6.40%, 08/15/2017	62,000	68,251
6.15%, 01/15/2020	206,000	236,843
4.00%, 02/01/2024	63,000	64,980
7.50%, 04/01/2031	1,417,000	1,820,110
5.40%, 07/15/2040	95,000	102,859
5.00%, 04/15/2042	1,434,000	1,483,691
Laboratory Corp of America Holdings
4.63%, 11/15/2020	6,630,000	7,166,035
3.20%, 02/01/2022	1,127,000	1,109,870
Massachusetts Institute of Technology
4.68%, 07/01/2114	1,645,000	1,645,388
McKesson Corp
0.95%, 12/04/2015	144,000	144,202
Medco Health Solutions Inc
2.75%, 09/15/2015	1,473,000	1,479,075
Medtronic Inc
3.15%, 03/15/2022 (Acquired 12/01/2014, Cost $813,389) (b)	815,000	817,885
3.50%, 03/15/2025 (Acquired 12/19/2014, Cost $12,934,972) (b)	13,000,000	12,956,788
4.38%, 03/15/2035 (Acquired 12/01/2014, Cost $978,387) (b)	987,000	976,426
Merck & Co Inc
1.30%, 05/18/2018	107,000	106,521
2.35%, 02/10/2022	386,000	372,984
2.40%, 09/15/2022	376,000	361,369
2.80%, 05/18/2023	361,000	354,713
4.15%, 05/18/2043	4,000,000	3,873,332
3.70%, 02/10/2045	70,000	62,285
Mondelez International Inc
2.25%, 02/01/2019	6,550,000	6,556,268
4.00%, 02/01/2024	1,590,000	1,644,604
Mylan Inc
2.55%, 03/28/2019	600,000	594,371
7.88%, 07/15/2020 (Acquired 11/18/2013, Cost $5,209,072) (b)	5,000,000	5,208,600
New York and Presbyterian Hospital/The
4.02%, 08/01/2045	125,000	113,581
Novartis Capital Corp
2.40%, 09/21/2022	6,440,000	6,252,081
3.40%, 05/06/2024	922,000	934,262
PepsiCo Inc
1.25%, 08/13/2017	1,175,000	1,176,758
7.90%, 11/01/2018	24,000	28,640
3.00%, 08/25/2021	258,000	264,018
Perrigo Co PLC
2.30%, 11/08/2018	4,223,000	4,225,006
Pfizer Inc
3.00%, 06/15/2023	449,000	446,783
4.30%, 06/15/2043	4,170,000	4,072,484

Procter & Gamble - Esop
9.36%, 01/01/2021	171,726	208,608
Procter & Gamble Co/The
5.50%, 02/01/2034	103,000	123,761
Quest Diagnostics Inc
3.50%, 03/30/2025	4,820,000	4,567,061
Reynolds American Inc
4.00%, 06/12/2022	4,590,000	4,683,191
Roche Holdings Inc
3.35%, 09/30/2024 (Acquired 11/13/2014, Cost $791,126) (b)	780,000	786,309
RR Donnelley & Sons Co
8.60%, 08/15/2016	269,000	289,175
6.13%, 01/15/2017	11,000	11,330
7.63%, 06/15/2020	107,000	120,375
SABMiller Holdings Inc
2.20%, 08/01/2018 (Acquired 12/17/2013, Cost $5,106,795) (b)	5,080,000	5,135,108
3.75%, 01/15/2022 (Acquired 10/28/2013, Cost $1,486,000) (b)	1,441,000	1,487,296
Sysco Corp
3.00%, 10/02/2021	203,000	205,030
Texas Health Resources
4.33%, 11/15/2055	1,000,000	931,849
Tyson Foods Inc
4.50%, 06/15/2022	4,750,000	5,041,075
3.95%, 08/15/2024	1,451,000	1,459,597
UnitedHealth Group Inc
3.38%, 11/15/2021	685,000	703,053
2.75%, 02/15/2023	186,000	177,705
2.88%, 03/15/2023	310,000	298,031
6.63%, 11/15/2037	562,000	718,303
4.38%, 03/15/2042	5,170,000	4,994,360
Ventas Realty LP
3.75%, 05/01/2024	382,000	375,911
Wm Wrigley Jr Co
2.90%, 10/21/2019 (Acquired 12/10/2013, Cost $4,979,784) (b)	4,960,000	5,046,483
Wyeth LLC
6.45%, 02/01/2024	82,000	101,070
Zimmer Biomet Holdings Inc
2.70%, 04/01/2020	3,790,000	3,767,154
3.55%, 04/01/2025	6,000,000	5,807,070
Zoetis Inc
4.70%, 02/01/2043	300,000	285,017

		290,455,028

Diversified - 0.10%
Hutchison Whampoa International 09 Ltd
7.63%, 04/09/2019 (Acquired 10/28/2013, Cost $706,923) (b)	612,000	723,177

Hutchison Whampoa International 09/19 Ltd
5.75%, 09/11/2019 (Acquired 12/03/2013, Cost $6,828,796) (b)	6,175,000	6,961,028
Hutchison Whampoa International 12 II Ltd
3.25%, 11/08/2022 (Acquired 10/28/2013, Cost $423,748) (b)	450,000	447,156
MUFG Americas Holdings Corp
2.25%, 02/10/2020	360,000	355,399

		8,486,760

Energy - 3.43%
Alberta Energy Co Ltd
7.38%, 11/01/2031	274,000	319,205
Anadarko Finance Co
7.50%, 05/01/2031	206,000	257,364
Anadarko Holding Co
7.15%, 05/15/2028	170,000	207,063
Anadarko Petroleum Corp
6.38%, 09/15/2017	722,000	792,115
8.70%, 03/15/2019	664,000	802,330
6.95%, 06/15/2019	2,975,000	3,453,324
6.45%, 09/15/2036	2,685,000	3,089,337
0.00%, 10/10/2036	4,000,000	1,600,000
ANR Pipeline Co
9.63%, 11/01/2021	337,000	443,675
Apache Corp
6.90%, 09/15/2018	258,000	295,126
3.25%, 04/15/2022	99,000	97,249
5.10%, 09/01/2040	600,000	577,997
4.75%, 04/15/2043	416,000	383,640
Boardwalk Pipelines LP
4.95%, 12/15/2024	257,000	251,676
BP Capital Markets PLC
1.85%, 05/05/2017	689,000	696,434
1.38%, 11/06/2017	229,000	228,802
2.24%, 05/10/2019	400,000	402,729
4.74%, 03/11/2021	640,000	705,522
3.06%, 03/17/2022	757,000	754,317
3.25%, 05/06/2022	262,000	262,417
2.75%, 05/10/2023	262,000	250,260
3.81%, 02/10/2024	3,993,000	4,058,429
3.54%, 11/04/2024	700,000	692,547
3.51%, 03/17/2025	45,000	44,309
Buckeye Partners LP
2.65%, 11/15/2018	2,900,000	2,887,681
4.88%, 02/01/2021	704,000	733,358
4.15%, 07/01/2023	738,000	718,395
5.85%, 11/15/2043	591,000	572,150

Burlington Resources Finance Co
7.40%, 12/01/2031	53,000	70,256
Burlington Resources Inc
8.20%, 03/15/2025	206,000	265,873
Cameron International Corp
3.60%, 04/30/2022	5,900,000	5,859,113
4.00%, 12/15/2023	163,000	161,839
Canadian Natural Resources Ltd
1.75%, 01/15/2018	687,000	682,040
5.90%, 02/01/2018	41,000	44,721
7.20%, 01/15/2032	41,000	48,766
6.45%, 06/30/2033	675,000	768,789
6.50%, 02/15/2037	118,000	133,663
6.25%, 03/15/2038	478,000	527,947
6.75%, 02/01/2039	206,000	244,152
Cenovus Energy Inc
3.00%, 08/15/2022	1,884,000	1,779,527
6.75%, 11/15/2039	468,000	529,097
4.45%, 09/15/2042	310,000	271,973
CenterPoint Energy Resources Corp
6.13%, 11/01/2017	55,000	60,839
4.50%, 01/15/2021	103,000	110,590
Chevron Corp
4.95%, 03/03/2019	526,000	581,065
2.36%, 12/05/2022	315,000	301,066
CNOOC Finance 2013 Ltd
3.00%, 05/09/2023	2,200,000	2,081,493
CNOOC Finance 2015 Australia Pty Ltd
2.63%, 05/05/2020	983,000	969,293
CNOOC Finance 2015 USA LLC
3.50%, 05/05/2025	670,000	643,473
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/2017	1,000,000	1,001,285
4.25%, 04/30/2024	1,165,000	1,188,109
Conoco Funding Co
7.25%, 10/15/2031	54,000	70,140
ConocoPhillips
5.20%, 05/15/2018	155,000	170,941
5.75%, 02/01/2019	206,000	232,719
6.00%, 01/15/2020	150,000	173,585
6.50%, 02/01/2039	150,000	185,582
ConocoPhillips Canada Funding Co I
5.63%, 10/15/2016	126,000	133,275
ConocoPhillips Co
2.20%, 05/15/2020	328,000	325,358
3.35%, 05/15/2025	598,000	590,051

DCP Midstream LLC
9.75%, 03/15/2019 (Acquired 10/28/2013 through 12/09/2013, Cost $5,929,508) (b)	4,960,000	5,752,117
Devon Energy Corp
0.83%, 12/15/2016	4,000,000	3,953,868
2.25%, 12/15/2018	3,000,000	3,006,315
6.30%, 01/15/2019	1,174,000	1,325,374
3.25%, 05/15/2022	896,000	884,554
7.95%, 04/15/2032	2,500,000	3,240,815
4.75%, 05/15/2042	323,000	307,141
Diamond Offshore Drilling Inc
5.70%, 10/15/2039	500,000	436,409
4.88%, 11/01/2043	767,000	605,949
Ecopetrol SA
4.13%, 01/16/2025	383,000	353,432
5.38%, 06/26/2026	537,000	531,630
Encana Corp
6.50%, 05/15/2019	240,000	272,287
6.50%, 08/15/2034	118,000	126,084
Energy Transfer Partners LP
9.70%, 03/15/2019	107,000	131,837
4.65%, 06/01/2021	5,000,000	5,163,555
3.60%, 02/01/2023	716,000	677,217
4.75%, 01/15/2026	682,000	672,228
5.15%, 03/15/2045	140,000	123,286
Eni SpA
5.70%, 10/01/2040 (Acquired 10/28/2013, Cost $546,782) (b)	557,000	562,401
EnLink Midstream Partners LP
4.15%, 06/01/2025	521,000	508,538
5.05%, 04/01/2045	378,000	341,625
Ensco PLC
4.70%, 03/15/2021	500,000	508,805
5.20%, 03/15/2025	422,000	417,213
5.75%, 10/01/2044	333,000	295,840
Enterprise Products Operating LLC
2.55%, 10/15/2019	417,000	416,551
4.05%, 02/15/2022	400,000	412,740
3.35%, 03/15/2023	600,000	585,232
3.90%, 02/15/2024	3,000,000	3,008,430
3.75%, 02/15/2025	515,000	503,977
3.70%, 02/15/2026	304,000	295,401
6.65%, 10/15/2034	672,000	812,146
5.75%, 03/01/2035	1,075,000	1,149,995
4.85%, 08/15/2042	4,000,000	3,788,140
4.90%, 05/15/2046	486,000	456,801
4.95%, 10/15/2054	177,000	164,140

EOG Resources Inc
6.88%, 10/01/2018	186,000	216,121
4.10%, 02/01/2021	547,000	587,203
2.63%, 03/15/2023	249,000	238,800
EQT Midstream Partners LP
4.00%, 08/01/2024	2,000,000	1,890,398
Exxon Mobil Corp
2.40%, 03/06/2022	1,600,000	1,568,120
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc
6.75%, 02/01/2022	649,000	687,940
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/2019 (Acquired 11/21/2013, Cost $2,053,769) (b)	1,750,000	1,942,500
Gulf South Pipeline Co LP
4.00%, 06/15/2022	2,000,000	1,921,238
Halliburton Co
6.15%, 09/15/2019	77,000	88,525
3.50%, 08/01/2023	1,032,000	1,041,139
6.70%, 09/15/2038	350,000	434,628
7.45%, 09/15/2039	521,000	701,927
7.60%, 08/15/2096 (Acquired 10/28/2013, Cost $351,036) (b)	258,000	343,853
Harvest Operations Corp
2.13%, 05/14/2018 (Acquired 11/26/2014, Cost $374,814) (b)	375,000	376,685
Helmerich & Payne International Drilling Co
4.65%, 03/15/2025 (Acquired 03/12/2015 through 03/13/2015, Cost $4,725,282) (b)	4,710,000	4,855,073
Hess Corp
7.88%, 10/01/2029	173,000	217,507
Husky Energy Inc
6.20%, 09/15/2017	3,630,000	3,941,084
6.15%, 06/15/2019	119,000	131,856
Kerr-McGee Corp
6.95%, 07/01/2024	127,000	152,913
7.88%, 09/15/2031	1,191,000	1,521,910
Kinder Morgan Energy Partners LP
9.00%, 02/01/2019	454,000	545,071
5.00%, 10/01/2021	4,875,000	5,153,216
7.30%, 08/15/2033	1,650,000	1,832,874
6.95%, 01/15/2038	242,000	259,362
6.50%, 09/01/2039	107,000	109,400
7.50%, 11/15/2040	483,000	539,209
Kinder Morgan Finance Co LLC
5.70%, 01/05/2016	97,000	99,146
Korea National Oil Corp
3.13%, 04/03/2017 (Acquired 11/26/2014, Cost $205,285) (b)	200,000	205,136
Magellan Midstream Partners LP
6.55%, 07/15/2019	206,000	236,172
4.25%, 02/01/2021	502,000	533,587
3.20%, 03/15/2025	386,000	370,069
5.15%, 10/15/2043	941,000	948,312

Marathon Oil Corp
6.00%, 10/01/2017	289,000	315,859
5.90%, 03/15/2018	291,000	319,423
2.80%, 11/01/2022	700,000	662,695
6.60%, 10/01/2037	410,000	461,059
Marathon Petroleum Corp
3.63%, 09/15/2024	1,241,000	1,218,527
Murphy Oil Corp
4.00%, 06/01/2022	537,000	507,058
Nabors Industries Inc
2.35%, 09/15/2016	5,000,000	5,014,145
6.15%, 02/15/2018	118,000	127,363
5.00%, 09/15/2020	1,190,000	1,237,812
4.63%, 09/15/2021	600,000	595,460
National Oilwell Varco Inc
6.13%, 08/15/2015	757,000	757,509
1.35%, 12/01/2017	162,000	160,224
Nexen Energy ULC
6.40%, 05/15/2037	408,000	487,411
7.50%, 07/30/2039	4,000,000	5,311,132
Noble Energy Inc
8.25%, 03/01/2019	323,000	384,595
4.15%, 12/15/2021	550,000	572,360
5.25%, 11/15/2043	2,675,000	2,597,313
5.05%, 11/15/2044	386,000	368,547
Noble Holding International Ltd
4.00%, 03/16/2018	158,000	161,685
3.95%, 03/15/2022	90,000	82,840
6.05%, 03/01/2041	500,000	413,167
5.25%, 03/15/2042	64,000	48,090
6.95%, 04/01/2045	254,000	233,284
Occidental Petroleum Corp
1.75%, 02/15/2017	251,000	253,241
2.70%, 02/15/2023	100,000	96,577
3.50%, 06/15/2025	455,000	452,715
4.63%, 06/15/2045	158,000	156,686
Oleoducto Central SA
4.00%, 05/07/2021 (Acquired 04/30/2014, Cost $422,514) (b)	425,000	421,005
ONEOK Partners LP
6.15%, 10/01/2016	365,000	385,529
3.20%, 09/15/2018	1,300,000	1,328,224
8.63%, 03/01/2019	353,000	419,624
3.80%, 03/15/2020	1,000,000	1,020,295
4.90%, 03/15/2025	2,500,000	2,469,420
6.65%, 10/01/2036	1,050,000	1,095,485
6.20%, 09/15/2043	2,500,000	2,451,805

Petrobras Global Finance BV
2.00%, 05/20/2016	3,000,000	2,964,510
3.50%, 02/06/2017	537,000	531,216
2.64%, 03/17/2017	1,050,000	1,028,160
3.25%, 03/17/2017	1,000,000	983,840
5.88%, 03/01/2018	4,000,000	4,080,000
7.88%, 03/15/2019	206,000	218,758
5.75%, 01/20/2020	107,000	106,020
5.38%, 01/27/2021	743,000	714,989
4.38%, 05/20/2023	788,000	686,900
6.25%, 03/17/2024	1,867,000	1,802,532
6.75%, 01/27/2041	114,000	99,799
6.85%, 06/05/2115	130,000	107,476
Petro-Canada
6.05%, 05/15/2018	263,000	291,939
5.95%, 05/15/2035	350,000	400,802
6.80%, 05/15/2038	330,000	415,253
Petrofac Ltd
3.40%, 10/10/2018 (Acquired 10/28/2013 through 11/14/2013, Cost $5,090,339) (b)	5,029,000	4,973,007
Petroleos Mexicanos
5.75%, 03/01/2018	301,000	327,437
5.50%, 01/21/2021	7,000,000	7,591,500
4.88%, 01/24/2022	6,000,000	6,239,220
4.88%, 01/18/2024	363,000	372,075
4.25%, 01/15/2025 (Acquired 10/06/2014, Cost $3,247,918) (b)	3,266,000	3,180,757
4.50%, 01/23/2026 (Acquired 01/15/2015, Cost $1,190,920) (b)	1,193,000	1,166,038
6.63%, 06/15/2035	5,107,000	5,451,723
6.38%, 01/23/2045	3,002,000	3,095,963
5.63%, 01/23/2046 (Acquired 01/15/2015, Cost $747,562) (b)	753,000	703,076
Phillips 66
2.95%, 05/01/2017	241,000	247,388
4.30%, 04/01/2022	5,736,000	6,014,236
Phillips 66 Partners LP
2.65%, 02/15/2020	3,650,000	3,587,574
Pioneer Natural Resources Co
5.88%, 07/15/2016	211,000	220,492
Plains All American Pipeline LP / PAA Finance Corp
2.60%, 12/15/2019	382,000	380,069
3.60%, 11/01/2024	1,050,000	1,011,968
4.90%, 02/15/2045	875,000	822,052
QEP Resources Inc
6.80%, 03/01/2020	107,000	110,344
Reliance Holding USA Inc
5.40%, 02/14/2022 (Acquired 11/20/2013, Cost $1,775,846) (b)	1,750,000	1,885,086
Rockies Express Pipeline LLC
5.63%, 04/15/2020 (Acquired 10/28/2013, Cost $187,830) (b)	215,000	219,838

Schlumberger Investment SA
3.30%, 09/14/2021 (Acquired 10/28/2013, Cost $339,578) (b)	337,000	346,483
3.65%, 12/01/2023	3,754,000	3,874,301
Shell International Finance BV
1.13%, 08/21/2017	504,000	503,286
4.30%, 09/22/2019	310,000	337,602
4.38%, 03/25/2020	885,000	968,058
2.13%, 05/11/2020	699,000	697,352
3.25%, 05/11/2025	7,695,000	7,608,162
4.13%, 05/11/2035	625,000	609,909
6.38%, 12/15/2038	619,000	775,907
Sinopec Group Overseas Development 2012 Ltd
3.90%, 05/17/2022 (Acquired 06/22/2015, Cost $615,394) (b)	600,000	612,475
Sinopec Group Overseas Development 2013 Ltd
4.38%, 10/17/2023 (Acquired 10/28/2013, Cost $476,032) (b)	475,000	497,135
Sinopec Group Overseas Development 2014 Ltd
1.75%, 04/10/2017 (Acquired 04/02/2014 through 06/22/2015, Cost $4,393,305) (b)	4,400,000	4,401,602
Sinopec Group Overseas Development 2015 Ltd
2.50%, 04/28/2020 (Acquired 04/21/2015, Cost $8,963,099) (b)	9,000,000	8,896,572
Southern Natural Gas Co LLC
5.90%, 04/01/2017 (Acquired 10/28/2013, Cost $160,580) (b)	150,000	159,737
Spectra Energy Capital LLC
8.00%, 10/01/2019	515,000	609,781
5.65%, 03/01/2020	253,000	274,343
3.30%, 03/15/2023	467,000	427,727
7.50%, 09/15/2038	1,457,000	1,649,725
Spectra Energy Partners LP
2.95%, 09/25/2018	306,000	312,778
3.50%, 03/15/2025	787,000	751,920
5.95%, 09/25/2043	207,000	224,680
4.50%, 03/15/2045	3,000,000	2,648,112
Statoil ASA
3.13%, 08/17/2017	304,000	315,786
1.20%, 01/17/2018	221,000	220,043
5.25%, 04/15/2019	382,000	426,525
3.15%, 01/23/2022	237,000	238,810
2.45%, 01/17/2023	280,000	268,034
2.65%, 01/15/2024	663,000	634,522
3.25%, 11/10/2024	508,000	504,326
4.25%, 11/23/2041	193,000	187,418
Suncor Energy Inc
6.10%, 06/01/2018	196,000	218,257
3.60%, 12/01/2024	677,000	672,691
5.95%, 12/01/2034	248,000	281,132
6.85%, 06/01/2039	93,000	116,579

Sunoco Logistics Partners Operations LP
5.50%, 02/15/2020	410,000	452,959
4.25%, 04/01/2024	833,000	807,773
4.95%, 01/15/2043	1,482,000	1,293,887
5.30%, 04/01/2044	200,000	181,501
5.35%, 05/15/2045	633,000	575,961
Talisman Energy Inc
7.75%, 06/01/2019	682,000	781,586
5.85%, 02/01/2037	171,000	162,428
6.25%, 02/01/2038	164,000	160,560
5.50%, 05/15/2042	860,000	771,682
TC PipeLines LP
4.38%, 03/13/2025	3,500,000	3,452,148
Texas Eastern Transmission LP
2.80%, 10/15/2022 (Acquired 10/28/2013, Cost $666,518) (b)	714,000	667,430
Tosco Corp
7.80%, 01/01/2027	392,000	512,395
8.13%, 02/15/2030	361,000	500,912
Total Capital Canada Ltd
0.66%, 01/15/2016	174,000	174,316
Total Capital International SA
0.75%, 01/25/2016	256,000	256,381
1.50%, 02/17/2017	218,000	219,748
1.55%, 06/28/2017	581,000	586,299
2.75%, 06/19/2021	900,000	906,094
2.70%, 01/25/2023	144,000	139,670
Total Capital SA
2.30%, 03/15/2016	1,032,000	1,045,023
4.13%, 01/28/2021	229,000	246,962
TransCanada PipeLines Ltd
1.88%, 01/12/2018	205,000	206,260
6.50%, 08/15/2018	196,000	222,417
7.13%, 01/15/2019	273,000	316,888
6.20%, 10/15/2037	155,000	175,362
7.25%, 08/15/2038	217,000	274,797
Transocean Inc
6.50%, 11/15/2020	395,000	364,881
6.88%, 12/15/2021	697,000	629,914
4.30%, 10/15/2022	287,000	216,685
7.50%, 04/15/2031	52,000	41,600
7.85%, 12/15/2041	153,000	122,400
Ultramar Diamond Shamrock Corp
7.20%, 10/15/2017	1,800,000	1,990,112
Union Electric Co
3.65%, 04/15/2045	1,370,000	1,219,727
Valero Energy Corp
6.63%, 06/15/2037	5,000,000	5,631,035

Weatherford International Ltd/Bermuda
4.50%, 04/15/2022	249,000	233,575
6.50%, 08/01/2036	114,000	103,387
9.88%, 03/01/2039	275,000	315,804
5.95%, 04/15/2042	97,000	81,760
Western Gas Partners LP
5.45%, 04/01/2044	680,000	675,362
Williams Cos Inc/The
5.75%, 06/24/2044	2,500,000	2,312,618
Williams Partners LP
4.30%, 03/04/2024	2,500,000	2,455,473
6.30%, 04/15/2040	333,000	337,281
5.80%, 11/15/2043	3,550,000	3,385,347
Woodside Finance Ltd
3.65%, 03/05/2025 (Acquired 02/26/2015, Cost $3,298,137) (b)	3,300,000	3,164,423

		295,531,912

Financial - 13.42%
Abbey National Treasury Services PLC/London
2.38%, 03/16/2020	7,325,000	7,293,803
ABN AMRO Bank NV
1.80%, 06/04/2018 (Acquired 05/28/2015, Cost $1,593,051) (b)	1,594,000	1,592,215
2.50%, 10/30/2018 (Acquired 10/28/13 through 11/15/13, Cost $6,563,695) (b)	6,542,000	6,645,481
2.45%, 06/04/2020 (Acquired 05/28/2015, Cost $1,995,661) (b)	2,000,000	1,988,338
ACE INA Holdings Inc
2.60%, 11/23/2015	375,000	377,632
3.15%, 03/15/2025	3,409,000	3,325,149
African Development Bank
8.80%, 09/01/2019	2,720,000	3,375,025
AIA Group Ltd
3.20%, 03/11/2025 (Acquired 03/04/2015, Cost $1,997,526) (b)	2,000,000	1,923,864
AIG Global Funding
1.65%, 12/15/2017 (Acquired 12/08/2014, Cost $452,649) (b)	453,000	453,565
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (Acquired 10/28/2013, Cost $1,178,851) (b)	955,000	1,221,018
Allstate Corp/The
3.15%, 06/15/2023	420,000	419,984
Ally Financial Inc
2.75%, 01/30/2017	5,000,000	4,977,500
8.00%, 12/31/2018	43,000	47,999
3.50%, 01/27/2019	1,000,000	992,500
American Express Centurion Bank
6.00%, 09/13/2017	506,000	553,083
American Express Co
7.00%, 03/19/2018	284,000	321,934

American Express Credit Corp
2.80%, 09/19/2016	831,000	848,303
2.38%, 03/24/2017	287,000	292,879
2.13%, 03/18/2019	637,000	637,866
2.25%, 08/15/2019	1,500,000	1,501,376
2.38%, 05/26/2020	644,000	638,806
American Honda Finance Corp
2.60%, 09/20/2016 (Acquired 10/28/2013, Cost $1,205,379) (b)	1,184,000	1,207,891
2.13%, 02/28/2017 (Acquired 10/28/2013, Cost $429,064) (b)	425,000	432,176
1.50%, 09/11/2017 (Acquired 10/28/2013, Cost $351,254) (b)	352,000	353,563
1.60%, 02/16/2018 (Acquired 10/28/2013, Cost $299,930) (b)	302,000	302,732
American International Group Inc
6.40%, 12/15/2020	15,100,000	17,895,916
4.88%, 06/01/2022	257,000	281,713
4.13%, 02/15/2024	622,000	644,552
3.88%, 01/15/2035	376,000	339,685
8.18%, 05/15/2058	107,000	141,668
American Tower Corp
3.50%, 01/31/2023	341,000	327,145
American Tower Trust I
1.55%, 03/15/2018 (Acquired 10/28/2013, Cost $388,668) (b)	396,000	393,874
3.07%, 03/15/2023 (Acquired 12/05/2014, Cost $2,878,276) (b)	2,900,000	2,835,594
Ameriprise Financial Inc
7.30%, 06/28/2019	215,000	255,512
4.00%, 10/15/2023	650,000	677,880
Ameritech Capital Funding Corp
9.10%, 06/01/2016	83,490	88,116
6.45%, 01/15/2018	321,000	356,139
AmSouth Bancorp
6.75%, 11/01/2025	527,000	619,673
ANZ New Zealand Int’l Ltd/London
3.13%, 08/10/2015 (Acquired 10/28/2013, Cost $302,752) (b)	302,000	302,837
1.75%, 03/29/2018 (Acquired 03/24/2015, Cost $2,436,707) (b)	2,437,000	2,435,379
2.60%, 09/23/2019 (Acquired 09/16/2014, Cost $3,647,934) (b)	3,650,000	3,677,386
Aon Corp
3.50%, 09/30/2015	208,000	209,232
3.13%, 05/27/2016	256,000	261,091
6.25%, 09/30/2040	172,000	206,983
Aon PLC
4.00%, 11/27/2023	5,000,000	5,138,565
3.50%, 06/14/2024	815,000	801,433
Associates Corp of North America
6.95%, 11/01/2018	2,915,000	3,351,763
Australia & New Zealand Banking Group Ltd
2.40%, 11/23/2016 (Acquired 10/28/2013, Cost $1,046,791) (b)	1,028,000	1,050,245
4.88%, 01/12/2021 (Acquired 10/28/2013, Cost $321,517) (b)	296,000	331,995
Australia & New Zealand Banking Group Ltd/New York NY
1.45%, 05/15/2018	640,000	635,644

AXIS Specialty Finance PLC
2.65%, 04/01/2019	2,890,000	2,883,177
BAC Capital Trust VI
5.63%, 03/08/2035	43,000	46,081
Banc of America Merrill Lynch Commercial Mortgage Inc
5.33%, 09/10/2047	2,919,567	2,934,343
Bank of America Corp
3.63%, 03/17/2016	245,000	249,519
6.50%, 08/01/2016	515,000	543,215
5.63%, 10/14/2016	670,000	706,145
3.88%, 03/22/2017	1,700,000	1,767,221
6.40%, 08/28/2017	2,293,000	2,513,731
5.75%, 12/01/2017	480,000	522,808
2.00%, 01/11/2018	1,193,000	1,196,361
6.88%, 04/25/2018	843,000	951,858
5.65%, 05/01/2018	825,000	905,822
1.95%, 05/12/2018	500,000	499,655
6.88%, 11/15/2018	1,500,000	1,720,266
2.60%, 01/15/2019	1,363,000	1,376,937
2.65%, 04/01/2019	1,400,000	1,415,602
7.63%, 06/01/2019	360,000	426,915
2.25%, 04/21/2020	750,000	735,699
5.63%, 07/01/2020	2,625,000	2,955,330
5.88%, 01/05/2021	15,340,000	17,534,602
5.00%, 05/13/2021	1,830,000	2,006,903
3.30%, 01/11/2023	5,843,000	5,747,233
4.10%, 07/24/2023	217,000	223,138
4.13%, 01/22/2024	1,600,000	1,638,742
4.00%, 04/01/2024	2,390,000	2,428,634
4.20%, 08/26/2024	5,765,000	5,742,943
4.00%, 01/22/2025	654,000	636,245
3.95%, 04/21/2025	5,201,000	5,016,006
4.25%, 10/22/2026	544,000	529,896
6.11%, 01/29/2037	3,580,000	4,000,822
7.75%, 05/14/2038	137,000	181,891
Bank of America NA
5.30%, 03/15/2017	5,191,000	5,497,414
Bank of Montreal
1.40%, 09/11/2017	1,416,000	1,420,322
2.55%, 11/06/2022	878,000	852,125
Bank of New York Mellon Corp/The
2.40%, 01/17/2017	1,010,000	1,029,791
4.60%, 01/15/2020	387,000	425,787
3.55%, 09/23/2021	355,000	370,488
3.65%, 02/04/2024	93,000	95,357
3.25%, 09/11/2024	650,000	648,427
3.00%, 02/24/2025	5,360,000	5,184,835

Bank of Nova Scotia/The
0.71%, 12/13/2016	5,650,000	5,659,272
2.55%, 01/12/2017	867,000	885,441
1.70%, 06/11/2018	2,825,000	2,824,610
1.85%, 04/14/2020	1,900,000	1,877,008
Bank of Tokyo-Mitsubishi UFJ Ltd/The
2.35%, 02/23/2017 (Acquired 10/28/2013, Cost $992,202) (b)	980,000	993,110
2.30%, 03/10/2019 (Acquired 03/04/2014 through 06/26/2015, Cost $5,518,094) (b)	5,525,000	5,518,845
2.35%, 09/08/2019 (Acquired 09/02/2014, Cost $339,904) (b)	340,000	339,305
4.10%, 09/09/2023 (Acquired 10/28/2013, Cost $245,353) (b)	239,000	251,066
3.75%, 03/10/2024 (Acquired 03/04/2014, Cost $3,208,533) (b)	3,215,000	3,274,497
BanPonce Trust I
8.33%, 02/01/2027	234,000	220,354
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 (Acquired 01/14/2014, Cost $1,648,664) (b)	1,650,000	1,657,567
Barclays Bank PLC
2.50%, 09/21/2015 (Acquired 10/28/2013, Cost $867,450) (b)	864,000	867,701
5.00%, 09/22/2016	114,000	119,300
2.25%, 05/10/2017 (Acquired 10/28/2013, Cost $280,506) (b)	275,000	280,766
6.05%, 12/04/2017 (Acquired 10/28/2013, Cost $411,061) (b)	382,000	415,557
6.75%, 05/22/2019	430,000	498,311
5.13%, 01/08/2020	5,500,000	6,112,843
3.75%, 05/15/2024	647,000	648,655
Barclays PLC
2.00%, 03/16/2018	2,915,000	2,908,607
2.88%, 06/08/2020	1,743,000	1,730,653
3.65%, 03/16/2025	2,522,000	2,385,303
BB&T Corp
3.95%, 04/29/2016	645,000	660,838
1.60%, 08/15/2017	384,000	385,888
6.85%, 04/30/2019	170,000	198,825
5.25%, 11/01/2019	284,000	312,599
2.45%, 01/15/2020	1,100,000	1,101,560
Bear Stearns Cos LLC/The
7.25%, 02/01/2018	4,806,000	5,441,925
Berkshire Hathaway Finance Corp
1.30%, 05/15/2018	100,000	99,959
5.40%, 05/15/2018	1,207,000	1,338,032
3.00%, 05/15/2022	268,000	270,292
5.75%, 01/15/2040	134,000	155,932
4.40%, 05/15/2042	1,524,000	1,495,213
4.30%, 05/15/2043	322,000	310,485
Berkshire Hathaway Inc
3.75%, 08/15/2021	605,000	649,512
3.40%, 01/31/2022	1,798,000	1,872,074

BlackRock Inc
5.00%, 12/10/2019	959,000	1,069,976
3.38%, 06/01/2022	493,000	506,841
3.50%, 03/18/2024	405,000	411,057
Blackstone Holdings Finance Co LLC
5.88%, 03/15/2021 (Acquired 10/28/2013, Cost $1,596,413) (b)	1,445,000	1,658,559
4.45%, 07/15/2045 (Acquired 04/22/2015 through 04/23/2015, Cost $168,833) (b)	170,000	155,337
BNP Paribas SA
2.38%, 05/21/2020	1,390,000	1,374,725
3.25%, 03/03/2023	430,000	426,519
BNZ International Funding Ltd/London
2.35%, 03/04/2019 (Acquired 02/25/2014, Cost $515,856) (b)	516,000	516,346
BPCE SA
1.13%, 02/10/2017	306,000	307,686
1.63%, 01/26/2018	1,300,000	1,297,799
2.50%, 12/10/2018	2,500,000	2,539,970
2.50%, 07/15/2019	1,000,000	1,008,062
5.70%, 10/22/2023 (Acquired 10/28/2013 through 11/04/2013, Cost $3,740,177) (b)	3,645,000	3,842,253
Branch Banking & Trust Co
5.63%, 09/15/2016	480,000	504,941
0.58%, 05/23/2017	2,500,000	2,488,213
Caisse Centrale Desjardins
2.55%, 03/24/2016 (Acquired 10/28/2013, Cost $637,674) (b)	624,000	633,421
0.94%, 01/29/2018 (Acquired 01/26/2015, Cost $7,000,000) (b)	7,000,000	7,029,239
Canadian Imperial Bank of Commerce/Canada
2.60%, 07/02/2015 (Acquired 10/28/2013, Cost $1,264,074) (b)	1,264,000	1,264,000
0.90%, 10/01/2015	256,000	256,282
Capital One Bank USA NA
2.15%, 11/21/2018	5,000,000	4,991,095
3.38%, 02/15/2023	2,164,000	2,099,433
Capital One Financial Corp
1.00%, 11/06/2015	211,000	210,682
2.45%, 04/24/2019	353,000	352,787
4.75%, 07/15/2021	7,058,000	7,701,337
3.50%, 06/15/2023	942,000	925,914
3.75%, 04/24/2024	2,580,000	2,564,522
3.20%, 02/05/2025	350,000	330,016
Capital One NA/Mclean VA
0.96%, 02/05/2018	3,000,000	3,000,678
2.95%, 07/23/2021	4,120,000	4,046,759
CDP Financial Inc
4.40%, 11/25/2019 (Acquired 10/28/2013, Cost $337,339) (b)	310,000	338,903
Charles Schwab Corp/The
3.23%, 09/01/2022	165,000	166,095
Chubb Corp/The
5.75%, 05/15/2018	117,000	130,564

CIT Group Inc
6.63%, 04/01/2018 (Acquired 11/22/2013, Cost $1,410,658) (b)	1,300,000	1,391,000
Citigroup Inc
4.45%, 01/10/2017	984,000	1,027,925
6.00%, 08/15/2017	1,393,000	1,514,911
6.13%, 11/21/2017	850,000	933,559
1.85%, 11/24/2017	800,000	801,806
1.70%, 04/27/2018	1,500,000	1,489,594
8.50%, 05/22/2019	1,484,000	1,808,825
2.40%, 02/18/2020	3,450,000	3,411,777
5.38%, 08/09/2020	215,000	240,163
4.50%, 01/14/2022	10,000,000	10,727,260
3.50%, 05/15/2023	5,000,000	4,875,380
3.88%, 10/25/2023	972,000	990,621
3.75%, 06/16/2024	4,508,000	4,528,245
4.40%, 06/10/2025	627,000	623,723
5.50%, 09/13/2025	494,000	533,121
4.30%, 11/20/2026	1,570,000	1,532,606
6.63%, 01/15/2028	387,000	477,472
8.13%, 07/15/2039	294,000	420,749
5.88%, 01/30/2042	212,000	247,177
5.30%, 05/06/2044	3,150,000	3,198,041
Citizens Bank NA/Providence RI
2.45%, 12/04/2019	8,000,000	7,941,536
CME Group Inc/IL
3.00%, 09/15/2022	1,135,000	1,140,062
3.00%, 03/15/2025	838,000	812,492
5.30%, 09/15/2043	115,000	126,435
CNA Financial Corp
6.50%, 08/15/2016	537,000	567,946
7.35%, 11/15/2019	700,000	826,791
5.88%, 08/15/2020	253,000	287,975
7.25%, 11/15/2023	5,470,000	6,592,389
3.95%, 05/15/2024	270,000	267,790
Comerica Bank
2.50%, 06/02/2020	8,000,000	7,997,608
Comerica Inc
3.00%, 09/16/2015	202,000	203,003
3.80%, 07/22/2026	984,000	954,457
Commonwealth Bank of Australia
0.87%, 10/08/2015 (Acquired 12/05/2013, Cost $536,716) (b)	537,000	536,962
2.25%, 03/16/2017 (Acquired 10/28/2013, Cost $849,909) (b)	836,000	853,853
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.13%, 10/13/2015	241,000	242,098
3.38%, 01/19/2017	258,000	266,244
3.88%, 02/08/2022	5,323,000	5,531,480

3.95%, 11/09/2022	400,000	399,469
5.80%, 09/30/2110 (Acquired 10/28/2013, Cost $375,768) (b)	361,000	377,350
Corp Andina de Fomento
3.75%, 01/15/2016	939,000	948,429
4.38%, 06/15/2022	2,735,000	2,953,630
Countrywide Financial Corp
6.25%, 05/15/2016	1,461,000	1,518,265
Credit Agricole SA
1.13%, 10/03/2016 (Acquired 10/28/2013, Cost $753,405) (b)	750,000	753,730
6.64%, 05/29/2049 (Acquired 10/28/2013, Cost $104,212) (b)	107,000	111,280
Credit Suisse Group Funding Guernsey Ltd
2.75%, 03/26/2020 (Acquired 03/23/2015, Cost $3,539,284) (b)	3,541,000	3,495,863
4.88%, 05/15/2045 (Acquired 05/18/2015, Cost $249,183) (b)	250,000	239,679
Credit Suisse/New York NY
1.75%, 01/29/2018	375,000	373,367
2.30%, 05/28/2019	2,413,000	2,407,059
5.30%, 08/13/2019	169,000	188,075
3.00%, 10/29/2021	1,265,000	1,253,730
3.63%, 09/09/2024	560,000	556,505
Dai-ichi Life Insurance Co Ltd/The
5.10%, 10/29/2049	1,095,000	1,155,225
Deutsche Bank AG/London
6.00%, 09/01/2017	901,000	980,178
1.88%, 02/13/2018	2,429,000	2,420,419
2.50%, 02/13/2019	6,300,000	6,318,024
3.70%, 05/30/2024	3,610,000	3,543,955
Discover Bank/Greenwood DE
3.10%, 06/04/2020	8,000,000	7,984,952
3.20%, 08/09/2021	1,600,000	1,575,874
4.20%, 08/08/2023	6,711,000	6,784,089
Discover Financial Services
3.75%, 03/04/2025	2,920,000	2,783,899
DNB Boligkreditt AS
2.10%, 10/14/2015 (Acquired 10/28/2013, Cost $1,493,980) (b)	1,488,000	1,494,483
Dresdner Bank AG/New York NY
7.25%, 09/15/2015	3,759,000	3,798,244
Duke Realty LP
3.88%, 02/15/2021	344,000	356,716
Equity Commonwealth
6.65%, 01/15/2018	401,000	433,346
5.88%, 09/15/2020	1,393,000	1,528,604
ERP Operating LP
2.38%, 07/01/2019	646,000	648,253
4.63%, 12/15/2021	434,000	473,041
Export-Import Bank of Korea
4.00%, 01/11/2017	200,000	207,815
4.38%, 09/15/2021	250,000	270,956

Fifth Third Bancorp
5.45%, 01/15/2017	150,000	158,991
2.30%, 03/01/2019	382,000	382,110
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/2016	5,000,000	4,988,330
2.38%, 04/25/2019	1,100,000	1,100,722
First Tennessee Bank NA
5.65%, 04/01/2016	1,344,000	1,386,021
2.95%, 12/01/2019	5,000,000	4,993,495
FMR LLC
4.95%, 02/01/2033 (Acquired 10/28/2013, Cost $247,349) (b)	250,000	258,415
6.45%, 11/15/2039 (Acquired 10/28/2013, Cost $298,809) (b)	258,000	312,533
Ford Motor Credit Co LLC
4.21%, 04/15/2016	345,000	352,823
1.53%, 05/09/2016	332,000	333,880
3.98%, 06/15/2016	1,249,000	1,278,099
3.00%, 06/12/2017	905,000	925,579
6.63%, 08/15/2017	3,473,000	3,809,572
1.68%, 09/08/2017	944,000	941,114
1.72%, 12/06/2017	2,000,000	1,989,246
2.38%, 03/12/2019	2,672,000	2,661,552
2.60%, 11/04/2019	1,800,000	1,785,440
4.25%, 09/20/2022	397,000	412,967
General Electric Capital Corp
1.63%, 07/02/2015	1,187,000	1,187,000
2.25%, 11/09/2015	426,000	428,570
1.00%, 12/11/2015	258,000	258,735
0.44%, 02/15/2017	361,000	360,658
5.40%, 02/15/2017	155,000	165,613
2.30%, 04/27/2017	790,000	805,313
5.63%, 09/15/2017	764,000	831,634
1.60%, 11/20/2017	328,000	329,965
5.63%, 05/01/2018	2,376,000	2,628,512
6.00%, 08/07/2019	547,000	624,819
2.10%, 12/11/2019	152,000	152,890
5.50%, 01/08/2020	2,028,000	2,297,162
2.20%, 01/09/2020	559,000	558,373
5.55%, 05/04/2020	666,000	756,314
4.38%, 09/16/2020	1,486,000	1,616,639
4.63%, 01/07/2021	9,994,000	10,992,870
5.30%, 02/11/2021	184,000	206,697
4.65%, 10/17/2021	8,987,000	9,838,222
3.15%, 09/07/2022	1,935,000	1,940,459
3.10%, 01/09/2023	1,000,000	995,991
6.75%, 03/15/2032	954,000	1,235,379

5.88%, 01/14/2038	196,000	235,254
6.88%, 01/10/2039	9,483,000	12,693,157
Genworth Holdings Inc
4.90%, 08/15/2023	161,000	142,535
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	146,905
Goldman Sachs Group Inc/The
3.70%, 08/01/2015	415,000	415,879
1.60%, 11/23/2015	688,000	690,376
3.63%, 02/07/2016	667,000	677,507
5.95%, 01/18/2018	1,711,000	1,880,037
6.15%, 04/01/2018	2,084,000	2,316,049
2.90%, 07/19/2018	263,000	269,510
7.50%, 02/15/2019	3,617,000	4,245,873
2.55%, 10/23/2019	1,000,000	1,001,548
5.38%, 03/15/2020	2,367,000	2,633,541
2.60%, 04/23/2020	1,328,000	1,320,185
6.00%, 06/15/2020	1,514,000	1,728,883
5.25%, 07/27/2021	694,000	769,909
5.75%, 01/24/2022	17,547,000	19,938,305
3.63%, 01/22/2023	1,563,000	1,551,220
3.85%, 07/01/2024	723,000	723,797
3.50%, 01/23/2025	6,509,000	6,302,827
3.75%, 05/22/2025	288,000	283,772
6.75%, 10/01/2037	4,938,000	5,782,457
5.15%, 05/22/2045	128,000	123,055
Great-West Life & Annuity Insurance Capital LP II
7.15%, 05/16/2046 (Acquired 10/28/2013, Cost $306,387) (b)	301,000	307,020
Hartford Financial Services Group Inc/The
6.00%, 01/15/2019	4,591,000	5,126,806
5.13%, 04/15/2022	5,500,000	6,094,143
8.13%, 06/15/2038	236,000	265,205
HCP Inc
2.63%, 02/01/2020	474,000	468,824
5.38%, 02/01/2021	1,038,000	1,144,112
4.20%, 03/01/2024	241,000	241,156
3.88%, 08/15/2024	469,000	457,013
3.40%, 02/01/2025	662,000	620,584
Health Care REIT Inc
5.25%, 01/15/2022	560,000	612,031
4.50%, 01/15/2024	461,000	478,023
4.00%, 06/01/2025	372,000	367,182
Highmark Inc
4.75%, 05/15/2021 (Acquired 10/30/2013 through 11/20/2013, Cost $3,332,819) (b)	3,322,000	3,400,329

HSBC Bank PLC
1.50%, 05/15/2018 (Acquired 10/28/2013, Cost $933,381) (b)	944,000	937,580
4.13%, 08/12/2020 (Acquired 10/28/2013, Cost $647,799) (b)	615,000	659,627
4.75%, 01/19/2021 (Acquired 10/28/2013, Cost $1,496,482) (b)	1,382,000	1,521,817
HSBC Finance Corp
0.71%, 06/01/2016	2,605,000	2,600,767
7.35%, 11/27/2032	32,000	39,823
HSBC Holdings PLC
5.10%, 04/05/2021	482,000	536,764
4.88%, 01/14/2022	743,000	816,528
4.00%, 03/30/2022	1,012,000	1,058,561
6.50%, 09/15/2037	5,996,000	7,214,081
6.10%, 01/14/2042	743,000	901,449
HSBC USA Inc
1.63%, 01/16/2018	769,000	769,005
2.35%, 03/05/2020	1,256,000	1,244,658
5.00%, 09/27/2020	3,000,000	3,326,271
9.13%, 05/15/2021	75,000	97,164
Huntington National Bank/The
2.00%, 06/30/2018	440,000	439,940
Hyundai Capital Services Inc
4.38%, 07/27/2016 (Acquired 10/28/2013, Cost $2,436,999) (b)	2,367,000	2,441,814
3.50%, 09/13/2017 (Acquired 10/28/2013, Cost $4,822,153) (b)	4,650,000	4,814,001
Industrial & Commercial Bank of China Ltd/New York
2.35%, 11/13/2017	676,000	680,808
ING Bank NV
2.00%, 09/25/2015 (Acquired 10/28/2013, Cost $256,487) (b)	256,000	256,677
1.38%, 03/07/2016 (Acquired 10/28/2013, Cost $514,952) (b)	516,000	517,956
4.00%, 03/15/2016 (Acquired 10/28/2013, Cost $398,790) (b)	392,000	400,381
3.75%, 03/07/2017 (Acquired 10/28/2013, Cost $1,409,877) (b)	1,369,000	1,422,255
2.50%, 10/01/2019 (Acquired 09/23/2014, Cost $1,144,428) (b)	1,150,000	1,156,456
2.45%, 03/16/2020 (Acquired 03/10/2015, Cost $1,996,466) (b)	2,000,000	1,998,084
5.80%, 09/25/2023 (Acquired 01/14/2014, Cost $5,037,702) (b)	4,800,000	5,234,611
Intercontinental Exchange Inc
2.50%, 10/15/2018	243,000	248,190
4.00%, 10/15/2023	578,000	601,310
International Bank for Reconstruction & Development
0.00%, 02/15/2016	980,000	976,992
2.25%, 06/24/2021	11,190,000	11,405,206
Intesa Sanpaolo SpA
3.13%, 01/15/2016	3,200,000	3,224,394
Invesco Finance PLC
3.13%, 11/30/2022	710,000	700,950
4.00%, 01/30/2024	2,400,000	2,461,205
Jackson National Life Global Funding
4.70%, 06/01/2018 (Acquired 10/28/2013, Cost $323,456) (b)	310,000	335,431

Jefferies Group LLC
3.88%, 11/09/2015	317,000	319,666
5.13%, 04/13/2018	1,534,000	1,628,142
6.88%, 04/15/2021	1,385,000	1,583,788
5.13%, 01/20/2023	2,600,000	2,681,003
6.45%, 06/08/2027	578,000	626,555
6.25%, 01/15/2036	155,000	153,287
John Deere Capital Corp
1.20%, 10/10/2017	560,000	559,155
2.25%, 04/17/2019	5,335,000	5,379,131
1.70%, 01/15/2020	123,000	120,330
3.15%, 10/15/2021	257,000	263,684
2.80%, 01/27/2023	373,000	366,611
John Hancock Life Insurance Co
7.38%, 02/15/2024 (Acquired 10/28/2013, Cost $873,902) (b)	731,000	895,369
JPMorgan Chase & Co
2.20%, 10/22/2019	2,000,000	1,980,794
4.25%, 10/15/2020	64,000	68,369
4.35%, 08/15/2021	10,000,000	10,681,140
3.38%, 05/01/2023	3,800,000	3,685,134
3.13%, 01/23/2025	4,000,000	3,813,148
5.60%, 07/15/2041	494,000	558,192
4.95%, 06/01/2045	5,575,000	5,399,856
Kemper Corp
6.00%, 05/15/2017	5,000,000	5,330,665
KeyBank NA/Cleveland OH
2.25%, 03/16/2020	5,000,000	4,953,270
3.18%, 05/22/2022	567,000	565,243
KeyCorp
5.10%, 03/24/2021	211,000	233,870
KFW
2.75%, 10/01/2020	8,095,000	8,440,017
Korea Development Bank/The
0.90%, 01/22/2017	5,125,000	5,122,924
LeasePlan Corp NV
2.50%, 05/16/2018 (Acquired 10/28/2013 through 12/27/2013, Cost $9,222,749) (b)	9,206,000	9,214,783
Legg Mason Inc
3.95%, 07/15/2024	820,000	828,060
Liberty Mutual Group Inc
5.00%, 06/01/2021 (Acquired 10/28/2013, Cost $371,933) (b)	351,000	382,646
4.25%, 06/15/2023 (Acquired 10/28/2013, Cost $319,318) (b)	322,000	330,726
6.50%, 03/15/2035 (Acquired 11/19/2013, Cost $4,425,206) (b)	4,000,000	4,664,628
10.75%, 06/15/2058 (Acquired 10/28/2013, Cost $404,808) (b)	269,000	406,190
Liberty Mutual Insurance Co
8.50%, 05/15/2025 (Acquired 07/01/2014, Cost $896,784) (b)	700,000	873,672
7.70%, 10/15/2097 (Acquired 10/28/2013, Cost $106,315) (b)	100,000	121,703

Lincoln National Corp
8.75%, 07/01/2019	5,000,000	6,130,315
4.85%, 06/24/2021	168,000	183,991
4.20%, 03/15/2022	705,000	739,111
7.00%, 06/15/2040	6,460,000	8,077,694
6.05%, 04/20/2067	121,000	109,505
Lloyds Bank PLC
1.75%, 03/16/2018	1,106,000	1,105,564
1.75%, 05/14/2018	3,200,000	3,195,123
2.30%, 11/27/2018	1,075,000	1,086,761
5.80%, 01/13/2020 (Acquired 10/28/2013, Cost $191,540) (b)	172,000	196,354
2.40%, 03/17/2020	5,000,000	4,981,980
3.50%, 05/14/2025	7,735,000	7,582,651
Mack-Cali Realty LP
2.50%, 12/15/2017	5,050,000	5,068,417
Macquarie Bank Ltd
5.00%, 02/22/2017 (Acquired 10/28/2013, Cost $2,848,734) (b)	2,719,000	2,871,326
1.60%, 10/27/2017 (Acquired 10/22/2014, Cost $619,691) (b)	620,000	619,609
2.60%, 06/24/2019 (Acquired 06/16/2014, Cost $582,684) (b)	583,000	585,817
2.40%, 01/21/2020 (Acquired 01/14/2015, Cost $1,596,776) (b)	1,600,000	1,591,722
Macquarie Group Ltd
3.00%, 12/03/2018 (Acquired 11/25/2013, Cost $5,978,976) (b)	6,000,000	6,100,590
6.00%, 01/14/2020 (Acquired 10/28/2013, Cost $511,762) (b)	475,000	533,317
6.25%, 01/14/2021 (Acquired 10/28/2013, Cost $1,207,794) (b)	1,111,000	1,265,581
Manufacturers & Traders Trust Co
6.63%, 12/04/2017	464,000	518,512
Manulife Financial Corp
4.90%, 09/17/2020	225,000	249,187
Markel Corp
7.13%, 09/30/2019	3,780,000	4,420,086
Marsh & McLennan Cos Inc
2.30%, 04/01/2017	269,000	273,357
2.35%, 03/06/2020	3,769,000	3,750,539
4.80%, 07/15/2021	5,000,000	5,521,400
3.50%, 03/10/2025	580,000	571,991
Massachusetts Mutual Life Insurance Co
7.63%, 11/15/2023 (Acquired 10/30/2014, Cost $693,741) (b)	550,000	686,687
8.88%, 06/01/2039 (Acquired 10/28/2013 through 12/02/2013, Cost $8,002,152) (b)	5,548,000	8,291,702
5.38%, 12/01/2041 (Acquired 10/28/2013, Cost $212,932) (b)	203,000	220,138
MassMutual Global Funding II
3.13%, 04/14/2016 (Acquired 10/28/2013, Cost $284,564) (b)	280,000	285,056
2.00%, 04/05/2017 (Acquired 10/28/2013, Cost $1,664,569) (b)	1,652,000	1,673,436
2.50%, 10/17/2022 (Acquired 10/28/2013, Cost $362,300) (b)	386,000	372,460
MBIA Insurance Corp
11.54%, 01/15/2033 (Acquired 10/28/2013, Cost $63,105) (b)	86,000	40,850
MetLife Inc
6.82%, 08/15/2018	84,000	96,628
7.72%, 02/15/2019	118,000	140,658

4.37%, 09/15/2023	7,200,000	7,648,452
6.50%, 12/15/2032	56,000	69,458
4.88%, 11/13/2043	3,000,000	3,102,258
Metropolitan Life Global Funding I
2.50%, 09/29/2015 (Acquired 10/28/2013, Cost $1,036,220) (b)	1,032,000	1,036,799
3.13%, 01/11/2016 (Acquired 10/28/2013, Cost $337,485) (b)	334,000	338,445
1.50%, 01/10/2018 (Acquired 10/28/2013, Cost $1,384,316) (b)	1,392,000	1,388,766
3.65%, 06/14/2018 (Acquired 10/28/2013, Cost $1,434,351) (b)	1,373,000	1,452,476
1.88%, 06/22/2018 (Acquired 10/28/2013, Cost $223,679) (b)	225,000	226,524
2.00%, 04/14/2020 (Acquired 04/07/2015, Cost $405,286) (b)	407,000	400,934
3.88%, 04/11/2022 (Acquired 10/28/2013, Cost $1,516,621) (b)	1,480,000	1,553,729
Metropolitan Life Insurance Co
7.70%, 11/01/2015 (Acquired 11/21/2013, Cost $3,063,975) (b)	3,000,000	3,060,975
Mizuho Bank Ltd
1.85%, 03/21/2018 (Acquired 10/28/2013, Cost $372,662) (b)	376,000	376,358
1.80%, 03/26/2018 (Acquired 03/19/2015, Cost $604,276) (b)	605,000	604,870
2.65%, 09/25/2019 (Acquired 09/18/2014, Cost $2,995,415) (b)	3,000,000	3,033,723
2.40%, 03/26/2020 (Acquired 03/19/2015, Cost $4,994,014) (b)	5,000,000	5,001,840
3.60%, 09/25/2024 (Acquired 09/18/2014, Cost $1,247,752) (b)	1,250,000	1,262,644
Morgan Stanley
4.00%, 07/24/2015	684,000	685,144
1.75%, 02/25/2016	170,000	170,683
5.45%, 01/09/2017	537,000	568,993
5.95%, 12/28/2017	110,000	120,892
6.63%, 04/01/2018	457,000	512,535
7.30%, 05/13/2019	2,257,000	2,653,528
2.38%, 07/23/2019	2,600,000	2,580,984
5.63%, 09/23/2019	1,702,000	1,905,833
2.65%, 01/27/2020	750,000	748,036
2.80%, 06/16/2020	1,282,000	1,284,269
5.50%, 07/24/2020	774,000	867,263
5.75%, 01/25/2021	11,635,000	13,198,895
5.50%, 07/28/2021	372,000	419,220
4.88%, 11/01/2022	1,895,000	2,013,379
3.75%, 02/25/2023	600,000	607,328
4.10%, 05/22/2023	1,645,000	1,645,994
3.88%, 04/29/2024	1,350,000	1,362,471
3.70%, 10/23/2024	1,167,000	1,160,561
5.00%, 11/24/2025	4,306,000	4,500,872
4.35%, 09/08/2026	430,000	421,757
3.95%, 04/23/2027	7,343,000	6,911,533
6.38%, 07/24/2042	2,000,000	2,450,910
4.30%, 01/27/2045	459,000	427,266
Murray Street Investment Trust I
4.65%, 03/09/2017	258,000	270,975

National Australia Bank Ltd
2.75%, 09/28/2015 (Acquired 10/28/2013, Cost $808,524) (b)	805,000	808,998
0.77%, 10/08/2015 (Acquired 10/28/2013, Cost $1,200,005) (b)	1,200,000	1,199,946
3.00%, 07/27/2016 (Acquired 10/28/2013, Cost $736,303) (b)	722,000	738,710
0.71%, 12/02/2016 (Acquired 11/21/2013, Cost $5,000,000) (b)	5,000,000	5,014,775
2.00%, 06/20/2017 (Acquired 10/28/2013, Cost $2,091,858) (b)	2,064,000	2,098,370
National City Bank/Cleveland OH
5.80%, 06/07/2017	1,013,000	1,090,849
National Rural Utilities Cooperative Finance Corp
10.38%, 11/01/2018	3,522,000	4,479,632
8.00%, 03/01/2032	791,000	1,087,067
Nationwide Financial Services Inc
5.38%, 03/25/2021 (Acquired 02/05/2015, Cost $2,272,726) (b)	2,000,000	2,192,684
Nationwide Mutual Insurance Co
8.25%, 12/01/2031 (Acquired 02/13/2014, Cost $381,407) (b)	300,000	400,904
9.38%, 08/15/2039 (Acquired 10/28/2013, Cost $1,781,652) (b)	1,283,000	1,914,939
Navient Corp
5.63%, 08/01/2033	54,000	43,740
New York Life Global Funding
0.75%, 07/24/2015 (Acquired 10/28/2013, Cost $582,034) (b)	582,000	582,061
0.80%, 02/12/2016 (Acquired 10/28/2013, Cost $155,088) (b)	155,000	155,221
2.10%, 01/02/2019 (Acquired 12/5/2013, Cost $8,141,758) (b)	8,150,000	8,183,831
2.15%, 06/18/2019 (Acquired 06/11/2014 through 06/10/2015, Cost $1,911,977) (b)	1,912,000	1,915,503
Nippon Life Insurance Co
5.10%, 10/16/2044 (Acquired 10/09/2014, Cost $5,020,000) (b)	5,020,000	5,252,175
Nomura Holdings Inc
4.13%, 01/19/2016	864,000	878,303
2.00%, 09/13/2016	6,972,000	7,022,150
6.70%, 03/04/2020	5,300,000	6,211,319
Nordea Bank AB
3.13%, 03/20/2017 (Acquired 10/28/2013, Cost $1,626,002) (b)	1,584,000	1,634,691
1.63%, 05/15/2018 (Acquired 10/28/2013, Cost $255,322) (b)	258,000	257,248
4.88%, 05/13/2021 (Acquired 10/28/2013, Cost $667,242) (b)	640,000	692,140
Northern Trust Corp
3.95%, 10/30/2025	6,915,000	7,133,576
Pacific Life Global Funding
5.00%, 05/15/2017 (Acquired 10/28/2013, Cost $425,776) (b)	413,000	435,889
Pacific Life Insurance Co
9.25%, 06/15/2039 (Acquired 10/28/2013, Cost $734,230) (b)	526,000	783,307
Pemex Finance Ltd
10.61%, 08/15/2017	181,125	199,114
People’s United Bank NA
4.00%, 07/15/2024	1,220,000	1,206,296
PNC Bank NA
2.95%, 01/30/2023	6,500,000	6,280,716
4.20%, 11/01/2025	322,000	337,416

PNC Financial Services Group Inc/The
3.90%, 04/29/2024	2,090,000	2,108,394
PNC Funding Corp
5.25%, 11/15/2015	124,000	126,123
2.70%, 09/19/2016	133,000	135,297
5.63%, 02/01/2017	127,000	134,949
6.70%, 06/10/2019	423,000	492,878
5.13%, 02/08/2020	588,000	658,678
4.38%, 08/11/2020	468,000	509,011
3.30%, 03/08/2022	575,000	584,259
Portigon AG/New York
4.80%, 07/15/2015	300,000	300,010
Principal Financial Group Inc
1.85%, 11/15/2017	149,000	150,040
3.40%, 05/15/2025	7,000,000	6,827,345
Principal Life Global Funding II
1.00%, 12/11/2015 (Acquired 10/28/2013, Cost $183,075) (b)	183,000	183,348
1.50%, 09/11/2017 (Acquired 09/04/2014, Cost $1,379,477) (b)	1,380,000	1,380,653
Private Export Funding Corp
4.38%, 03/15/2019	970,000	1,066,962
2.80%, 05/15/2022	1,200,000	1,217,382
3.55%, 01/15/2024	2,489,000	2,624,969
Prologis LP
4.25%, 08/15/2023	295,000	302,326
Protective Life Corp
7.38%, 10/15/2019	854,000	1,010,526
Prudential Covered Trust 2012-1
3.00%, 09/30/2015 (Acquired 10/28/2013, Cost $674,317) (b)	671,300	674,812
Prudential Financial Inc
2.35%, 08/15/2019	650,000	649,706
Prudential Insurance Co of America/The
8.30%, 07/01/2025 (Acquired 10/28/2013, Cost $1,517,536) (b)	1,191,000	1,583,599
Realty Income Corp
2.00%, 01/31/2018	4,700,000	4,731,325
3.25%, 10/15/2022	1,490,000	1,444,707
Regions Bank/Birmingham AL
7.50%, 05/15/2018	2,787,000	3,197,425
Reliance Standard Life Global Funding II
2.38%, 05/04/2020 (Acquired 04/27/2015, Cost $5,982,304) (b)	6,000,000	5,935,938
Royal Bank of Canada
2.30%, 07/20/2016	867,000	881,360
1.20%, 09/19/2017	727,000	725,742
2.20%, 07/27/2018	155,000	157,556
2.00%, 10/01/2018	1,231,000	1,247,420
2.20%, 09/23/2019	7,985,000	8,037,438
1.88%, 02/05/2020	2,100,000	2,081,287

Royal Bank of Scotland PLC/The
6.13%, 01/11/2021	338,000	387,495
Santander Bank NA
8.75%, 05/30/2018	4,878,000	5,683,080
Santander UK PLC
5.00%, 11/07/2023 (Acquired 10/31/2013, Cost $2,138,581) (b)	2,000,000	2,043,946
Simon Property Group LP
2.15%, 09/15/2017	946,000	962,715
6.13%, 05/30/2018	379,000	425,625
7.38%, 06/15/2018	3,000,000	3,469,878
4.38%, 03/01/2021	6,932,000	7,502,788
4.13%, 12/01/2021	442,000	474,337
3.75%, 02/01/2024	345,000	352,926
3.38%, 10/01/2024	565,000	560,532
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 (Acquired 10/28/2013, Cost $296,779) (b)	299,000	298,827
2.38%, 11/20/2018 (Acquired 11/13/2013, Cost $5,198,265) (b)	5,200,000	5,281,869
2.38%, 03/25/2019 (Acquired 03/18/2014, Cost $1,224,204) (b)	1,225,000	1,237,005
2.45%, 05/27/2020 (Acquired 05/19/2015, Cost $2,995,463) (b)	3,000,000	2,975,082
Societe Generale SA
1.36%, 10/01/2018	1,000,000	1,015,336
SouthTrust Bank
7.69%, 05/15/2025	253,000	313,239
SpareBank 1 Boligkreditt AS
1.75%, 11/15/2019 (Acquired 10/28/2013, Cost $1,712,039) (b)	1,757,000	1,734,690
Springleaf Finance Corp
6.90%, 12/15/2017	100,000	106,000
Stadshypotek AB
1.88%, 10/02/2019 (Acquired 10/28/2013, Cost $673,798) (b)	683,000	682,654
Standard Chartered PLC
1.70%, 04/17/2018 (Acquired 04/13/2015, Cost $749,223) (b)	750,000	746,910
2.40%, 09/08/2019 (Acquired 09/03/2014, Cost $7,638,222) (b)	7,650,000	7,641,355
5.20%, 01/26/2024 (Acquired 10/28/2013, Cost $629,312) (b)	609,000	636,840
State Street Corp
3.10%, 05/15/2023	321,000	314,066
3.70%, 11/20/2023	1,385,000	1,428,746
Sumitomo Mitsui Banking Corp
2.45%, 01/10/2019	5,000,000	5,051,095
2.45%, 01/16/2020	2,725,000	2,728,911
3.95%, 07/19/2023	250,000	259,772
SunTrust Bank/Atlanta GA
7.25%, 03/15/2018	1,608,000	1,827,950
SunTrust Banks Inc
6.00%, 09/11/2017	103,000	112,421
2.50%, 05/01/2019	8,810,000	8,853,407
Susa Partnership LP
8.20%, 06/01/2017	111,000	124,008

Svenska Handelsbanken AB
3.13%, 07/12/2016	691,000	707,256
2.50%, 01/25/2019	2,000,000	2,031,012
Swedbank AB
2.13%, 09/29/2017 (Acquired 10/28/2013, Cost $216,529) (b)	215,000	217,449
2.38%, 02/27/2019 (Acquired 02/20/2014, Cost $5,991,106) (b)	6,000,000	6,041,994
Symetra Financial Corp
6.13%, 04/01/2016 (Acquired 10/28/2013, Cost $1,029,915) (b)	1,000,000	1,029,708
Synchrony Financial
1.88%, 08/15/2017	2,620,000	2,618,488
3.00%, 08/15/2019	4,775,000	4,805,431
3.75%, 08/15/2021	6,000,000	6,039,378
4.25%, 08/15/2024	2,000,000	2,005,810
TD Ameritrade Holding Corp
5.60%, 12/01/2019	355,000	403,308
2.95%, 04/01/2022	725,000	718,162
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (Acquired 11/22/2013, Cost $3,196,975) (b)	2,580,000	3,220,635
TIAA Asset Management Finance Co LLC
2.95%, 11/01/2019 (Acquired 10/27/2014 through 10/28/2014, Cost $3,764,183) (b)	3,700,000	3,724,409
Toronto-Dominion Bank/The
2.20%, 07/29/2015 (Acquired 10/28/2013, Cost $934,233) (b)	933,000	934,134
2.50%, 07/14/2016	556,000	565,434
1.50%, 03/13/2017 (Acquired 10/28/2013, Cost $1,455,868) (b)	1,445,000	1,458,100
2.25%, 11/05/2019	432,000	433,393
1.95%, 04/02/2020 (Acquired 03/26/2015, Cost $9,983,704) (b)	10,000,000	9,914,040
Travelers Cos Inc/The
5.80%, 05/15/2018	110,000	122,709
UBS AG/Stamford CT
5.75%, 04/25/2018	511,000	565,843
1.13%, 06/01/2020	8,200,000	8,176,515
Ventas Realty LP
3.50%, 02/01/2025	251,000	240,124
Voya Financial Inc
5.50%, 07/15/2022	8,000,000	8,972,712
Wachovia Corp
5.75%, 06/15/2017	315,000	342,095
5.75%, 02/01/2018	1,865,000	2,057,326
Wells Fargo & Co
3.68%, 06/15/2016	1,723,000	1,769,792
2.63%, 12/15/2016	1,583,000	1,618,974
5.63%, 12/11/2017	948,000	1,041,397
3.00%, 01/22/2021	1,000,000	1,015,283
4.60%, 04/01/2021	1,377,000	1,507,355
3.50%, 03/08/2022	929,000	954,120
3.30%, 09/09/2024	1,900,000	1,868,082

3.00%, 02/19/2025	4,075,000	3,896,702
5.61%, 01/15/2044	317,000	346,440
4.65%, 11/04/2044	675,000	644,616
Wells Fargo Bank NA
5.00%, 08/15/2015	485,000	487,533
0.62%, 03/15/2016	457,000	457,086
6.00%, 11/15/2017	2,224,000	2,449,398
Westpac Banking Corp
2.45%, 11/28/2016 (Acquired 10/28/2013, Cost $688,950) (b)	676,000	690,151
1.60%, 01/12/2018	846,000	848,191
1.02%, 07/30/2018	3,060,000	3,071,068
4.88%, 11/19/2019	1,105,000	1,224,076
2.00%, 03/03/2020 (Acquired 02/24/2015, Cost $1,347,311) (b)	1,349,000	1,341,163
Weyerhaeuser Co
7.38%, 03/15/2032	500,000	623,720
Willis North America Inc
5.63%, 07/15/2015	81,000	81,097
7.00%, 09/29/2019	537,000	611,430
WR Berkley Corp
4.75%, 08/01/2044	3,445,000	3,274,727
XLIT Ltd
2.30%, 12/15/2018	4,375,000	4,401,745
5.25%, 12/15/2043	2,700,000	2,782,258

		1,155,890,800

Industrial - 0.99%
ABB Finance USA Inc
1.63%, 05/08/2017	173,000	174,058
2.88%, 05/08/2022	241,000	236,876
4.38%, 05/08/2042	107,000	105,631
Acuity Brands Lighting Inc
6.00%, 12/15/2019	451,000	495,053
Airbus Group Finance BV
2.70%, 04/17/2023 (Acquired 10/28/2013, Cost $356,631) (b)	376,000	360,611
Arrow Electronics Inc
3.50%, 04/01/2022	965,000	949,027
BAE Systems Holdings Inc
6.38%, 06/01/2019 (Acquired 10/28/2013, Cost $270,789) (b)	243,000	276,935
3.80%, 10/07/2024 (Acquired 09/30/2014, Cost $349,020) (b)	350,000	350,924
BAE Systems PLC
5.80%, 10/11/2041 (Acquired 10/28/2013, Cost $579,286) (b)	550,000	632,527
Boeing Co/The
4.88%, 02/15/2020	52,000	58,623
7.95%, 08/15/2024	124,000	168,681
Burlington Northern Santa Fe LLC
5.65%, 05/01/2017	378,000	407,374
5.75%, 03/15/2018	173,000	192,036

3.60%, 09/01/2020	146,000	152,519
3.45%, 09/15/2021	215,000	221,873
3.05%, 03/15/2022	440,000	438,657
3.00%, 03/15/2023	206,000	200,999
6.70%, 08/01/2028	62,000	78,324
7.29%, 06/01/2036	134,000	174,348
5.75%, 05/01/2040	373,000	426,599
5.40%, 06/01/2041	542,000	595,286
4.38%, 09/01/2042	462,000	443,400
5.15%, 09/01/2043	389,000	416,740
4.15%, 04/01/2045	1,825,000	1,682,254
Canadian Pacific Railway Co
4.50%, 01/15/2022	1,200,000	1,288,979
2.90%, 02/01/2025	644,000	605,254
7.13%, 10/15/2031	155,000	197,680
Caterpillar Financial Services Corp
5.50%, 03/15/2016	93,000	96,165
5.45%, 04/15/2018	103,000	113,809
1.70%, 06/16/2018	400,000	400,746
7.05%, 10/01/2018	361,000	421,242
7.15%, 02/15/2019	62,000	72,947
2.75%, 08/20/2021	420,000	424,279
2.85%, 06/01/2022	446,000	444,338
3.75%, 11/24/2023	2,825,000	2,944,644
3.25%, 12/01/2024	714,000	705,972
Caterpillar Inc
1.50%, 06/26/2017	193,000	194,813
2.60%, 06/26/2022	220,000	214,925
CRH America Inc
3.88%, 05/18/2025 (Acquired 05/12/2015, Cost $353,569) (b)	354,000	350,256
5.13%, 05/18/2045 (Acquired 05/12/2015, Cost $227,192) (b)	230,000	226,634
CSX Corp
7.90%, 05/01/2017	413,000	461,058
7.38%, 02/01/2019	72,000	84,353
4.25%, 06/01/2021	205,000	221,521
3.40%, 08/01/2024	600,000	599,507
5.50%, 04/15/2041	402,000	445,437
4.10%, 03/15/2044	175,000	159,650
3.95%, 05/01/2050	246,000	214,406
Danaher Corp
3.90%, 06/23/2021	387,000	413,970
Deere & Co
2.60%, 06/08/2022	619,000	608,362
3.90%, 06/09/2042	275,000	255,604

Eaton Corp
1.50%, 11/02/2017	163,000	162,601
5.60%, 05/15/2018	273,000	301,008
7.63%, 04/01/2024	206,000	260,751
4.00%, 11/02/2032	143,000	138,014
5.80%, 03/15/2037	500,000	559,887
Federal Express Corp 1998 Pass Through Trust
6.85%, 01/15/2019	1,353,225	1,485,165
6.72%, 01/15/2022	207,833	240,317
FedEx Corp
3.90%, 02/01/2035	414,000	381,545
Fluor Corp
3.38%, 09/15/2021	1,065,000	1,099,896
General Electric Co
2.70%, 10/09/2022	350,000	342,061
3.38%, 03/11/2024	655,000	664,086
Hanson Ltd
6.13%, 08/15/2016	625,000	650,938
Harris Corp
3.83%, 04/27/2025	820,000	795,882
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/2019 (Acquired 10/28/2013, Cost $164,236) (b)	148,000	167,027
Honeywell International Inc
5.30%, 03/01/2018	155,000	171,050
Illinois Tool Works Inc
1.95%, 03/01/2019	167,000	167,726
3.90%, 09/01/2042	1,754,000	1,617,870
Ingersoll-Rand Co
6.39%, 11/15/2027	80,000	94,379
Ingersoll-Rand Global Holding Co Ltd
4.25%, 06/15/2023	329,000	340,651
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	360,000	358,113
John Deere Capital Corp
2.05%, 03/10/2020	300,000	296,606
Koninklijke Philips NV
5.75%, 03/11/2018	172,000	188,772
3.75%, 03/15/2022	864,000	874,674
7.20%, 06/01/2026	57,000	70,031
Lafarge SA
6.50%, 07/15/2016	1,650,000	1,728,375
7.13%, 07/15/2036	107,000	128,133
Lockheed Martin Corp
2.13%, 09/15/2016	318,000	322,625
4.25%, 11/15/2019	103,000	111,950
4.85%, 09/15/2041	181,000	190,624
4.07%, 12/15/2042	462,000	434,897

Martin Marietta Materials Inc
4.25%, 07/02/2024	1,705,000	1,723,636
6.25%, 05/01/2037	107,000	107,886
Masco Corp
6.13%, 10/03/2016	175,000	184,188
Norfolk Southern Corp
7.70%, 05/15/2017	14,000	15,560
3.25%, 12/01/2021	570,000	584,210
2.90%, 02/15/2023	294,000	283,210
5.59%, 05/17/2025	6,000	6,887
3.95%, 10/01/2042	332,000	295,501
4.80%, 08/15/2043	3,400,000	3,451,139
6.00%, 03/15/2105	351,000	392,741
6.00%, 05/23/2111	1,274,000	1,436,533
Northrop Grumman Corp
3.85%, 04/15/2045	195,000	171,477
Northrop Grumman Systems Corp
7.75%, 02/15/2031	206,000	274,739
Odebrecht Finance Ltd
5.25%, 06/27/2029 (Acquired 06/19/2014, Cost $1,375,000) (b)	1,375,000	1,031,525
Pactiv LLC
7.95%, 12/15/2025	34,000	33,660
Parker-Hannifin Corp
5.50%, 05/15/2018	80,000	88,481
3.30%, 11/21/2024	149,000	149,289
4.45%, 11/21/2044	333,000	334,505
Penske Truck Leasing Co Lp / PTL Finance Corp
2.88%, 07/17/2018 (Acquired 10/28/2013, Cost $432,819) (b)	431,000	438,787
2.50%, 06/15/2019 (Acquired 06/12/2014, Cost $183,955) (b)	184,000	182,111
3.38%, 02/01/2022 (Acquired 01/26/2015 through 06/05/2015, Cost $1,983,241) (b)	2,011,000	1,947,205
4.25%, 01/17/2023 (Acquired 01/23/2015, Cost $231,408) (b)	220,000	222,681
Precision Castparts Corp
0.70%, 12/20/2015	244,000	243,892
3.25%, 06/15/2025	880,000	867,436
4.20%, 06/15/2035	75,000	74,528
4.38%, 06/15/2045	415,000	410,076
Raytheon Co
3.15%, 12/15/2024	378,000	374,324
Republic Services Inc
5.25%, 11/15/2021	2,795,000	3,128,907
3.55%, 06/01/2022	496,000	501,966
Ryder System Inc
3.60%, 03/01/2016	278,000	282,652
2.50%, 03/01/2017	330,000	335,921
2.50%, 05/11/2020	1,020,000	1,011,624

Siemens Financieringsmaatschappij NV
5.75%, 10/17/2016 (Acquired 10/28/2013, Cost $147,332) (b)	139,000	147,423
2.90%, 05/27/2022 (Acquired 05/18/2015, Cost $553,000) (b)	553,000	545,144
4.40%, 05/27/2045 (Acquired 05/18/2015, Cost $509,199) (b)	513,000	504,026
Timken Co/The
3.88%, 09/01/2024	1,000,000	966,579
TTX Co
3.60%, 01/15/2025 (Acquired 11/13/2014, Cost $1,999,875) (b)	2,000,000	2,004,724
3.90%, 02/01/2045 (Acquired 01/26/2015, Cost $3,968,031) (b)	4,000,000	3,490,344
Tyco Electronics Group SA
6.55%, 10/01/2017	752,000	834,267
2.38%, 12/17/2018	7,025,000	7,100,076
Union Pacific Corp
4.16%, 07/15/2022	453,000	485,945
2.95%, 01/15/2023	149,000	149,134
3.65%, 02/15/2024	142,000	145,979
3.25%, 01/15/2025	200,000	197,730
3.38%, 02/01/2035	1,500,000	1,329,165
4.30%, 06/15/2042	165,000	161,976
4.82%, 02/01/2044	106,000	112,320
4.15%, 01/15/2045	300,000	285,910
Union Pacific Railroad Co 2003 Pass Through Trust
4.70%, 01/02/2024	24,026	26,068
Union Pacific Railroad Co 2015-1 Pass Through Trust
2.70%, 05/12/2027	700,000	677,255
United Parcel Service Inc
2.45%, 10/01/2022	186,000	179,499
United Parcel Service of America Inc
8.38%, 04/01/2020	243,000	309,517
8.38%, 04/01/2030	83,000	117,849
United Technologies Corp
1.80%, 06/01/2017	205,000	207,956
3.10%, 06/01/2022	524,000	527,549
4.50%, 06/01/2042	693,000	701,445
4.15%, 05/15/2045	6,360,000	6,049,206
Vulcan Materials Co
7.00%, 06/15/2018	215,000	242,950
7.15%, 11/30/2037	54,000	59,400
Wabtec Corp/DE
4.38%, 08/15/2023	322,000	334,248
Waste Management Inc
4.75%, 06/30/2020	195,000	214,800
3.13%, 03/01/2025	424,000	411,384
3.90%, 03/01/2035	156,000	142,591

		85,001,296

Technology - 0.94%
Apple Inc
0.53%, 05/03/2018	790,000	791,102

2.85%, 05/06/2021	1,509,000	1,529,572
2.15%, 02/09/2022	1,200,000	1,145,254
2.40%, 05/03/2023	2,081,000	1,988,776
3.20%, 05/13/2025	1,010,000	1,003,186
3.45%, 02/09/2045	500,000	423,876
Dell Inc
7.10%, 04/15/2028	196,000	205,310
EMC Corp/MA
1.88%, 06/01/2018	640,000	641,263
3.38%, 06/01/2023	1,764,000	1,757,854
Fidelity National Information Services Inc
1.45%, 06/05/2017	665,000	663,401
3.50%, 04/15/2023	2,430,000	2,355,659
3.88%, 06/05/2024	2,150,000	2,121,964
Fiserv Inc
4.63%, 10/01/2020	215,000	232,177
3.85%, 06/01/2025	5,000,000	4,999,630
Hewlett-Packard Co
2.75%, 01/14/2019	6,625,000	6,692,495
4.30%, 06/01/2021	372,000	386,001
4.38%, 09/15/2021	293,000	303,903
4.65%, 12/09/2021	326,000	345,927
6.00%, 09/15/2041	731,000	720,778
HP Enterprise Services LLC
7.45%, 10/15/2029	250,000	304,727
Intel Corp
3.30%, 10/01/2021	504,000	525,585
4.00%, 12/15/2032	1,195,000	1,141,841
International Business Machines Corp
1.95%, 07/22/2016	532,000	539,599
1.25%, 02/06/2017	571,000	575,326
7.63%, 10/15/2018	872,000	1,034,345
1.63%, 05/15/2020	2,670,000	2,594,033
6.22%, 08/01/2027	68,000	84,555
6.50%, 01/15/2028	120,000	151,359
4.00%, 06/20/2042	79,000	70,965
Intuit Inc
5.75%, 03/15/2017	8,059,000	8,621,623
Maxim Integrated Products Inc
2.50%, 11/15/2018	4,200,000	4,230,370
Microsoft Corp
0.88%, 11/15/2017	238,000	237,431
2.38%, 02/12/2022	800,000	784,778
2.13%, 11/15/2022	350,000	333,587
2.38%, 05/01/2023	655,000	633,748
3.63%, 12/15/2023	445,000	462,434

3.50%, 02/12/2035	318,000	289,777
4.50%, 10/01/2040	125,000	126,946
4.00%, 02/12/2055	333,000	297,454
National Semiconductor Corp
6.60%, 06/15/2017	855,000	944,030
Oracle Corp
5.25%, 01/15/2016	239,000	245,193
5.75%, 04/15/2018	351,000	390,326
5.00%, 07/08/2019	547,000	607,275
2.80%, 07/01/2021	1,266,000	1,280,317
3.63%, 07/15/2023	149,000	153,020
3.40%, 07/01/2024	2,000,000	2,002,250
2.95%, 05/15/2025	1,500,000	1,442,543
4.30%, 07/01/2034	4,314,000	4,241,434
6.50%, 04/15/2038	201,000	251,341
6.13%, 07/08/2039	265,000	319,140
4.38%, 05/15/2055	400,000	371,448
Pitney Bowes Inc
5.60%, 03/15/2018	175,000	189,817
QUALCOMM Inc
3.00%, 05/20/2022	7,000,000	6,963,005
Texas Instruments Inc
1.65%, 08/03/2019	434,000	427,553
Xerox Corp
6.40%, 03/15/2016	1,379,000	1,430,242
6.75%, 02/01/2017	2,170,000	2,337,229
2.95%, 03/15/2017	202,000	206,871
2.75%, 03/15/2019	3,200,000	3,243,693
5.63%, 12/15/2019	521,000	582,609
2.75%, 09/01/2020	2,177,000	2,154,098
4.50%, 05/15/2021	183,000	194,195

		81,326,240

Utilities - 1.50%
AGL Capital Corp
6.38%, 07/15/2016	691,000	728,052
3.50%, 09/15/2021	530,000	552,149
5.88%, 03/15/2041	1,210,000	1,425,160
4.40%, 06/01/2043	160,000	158,484
Alabama Power Co
2.80%, 04/01/2025	2,025,000	1,937,905
6.13%, 05/15/2038	219,000	268,868
6.00%, 03/01/2039	89,000	107,763
4.15%, 08/15/2044	205,000	195,433
3.75%, 03/01/2045	415,000	371,376
American Electric Power Co Inc
1.65%, 12/15/2017	246,000	246,241

American Water Capital Corp
3.85%, 03/01/2024	500,000	522,264
3.40%, 03/01/2025	318,000	316,684
6.59%, 10/15/2037	386,000	497,786
Appalachian Power Co
6.70%, 08/15/2037	430,000	533,973
Arizona Public Service Co
8.75%, 03/01/2019	91,000	111,496
2.20%, 01/15/2020	167,000	165,460
3.35%, 06/15/2024	676,000	678,525
5.05%, 09/01/2041	349,000	375,411
4.50%, 04/01/2042	221,000	221,093
Atmos Energy Corp
8.50%, 03/15/2019	71,000	86,189
4.15%, 01/15/2043	830,000	779,805
4.13%, 10/15/2044	450,000	428,161
Baltimore Gas & Electric Co
2.80%, 08/15/2022	509,000	497,077
Beaver Valley II Funding Corp
9.00%, 06/01/2017	15,000	16,200
Berkshire Hathaway Energy Co
5.75%, 04/01/2018	168,000	185,802
2.40%, 02/01/2020	409,000	406,866
3.50%, 02/01/2025	625,000	621,441
4.50%, 02/01/2045	375,000	365,000
Boston Gas Co
4.49%, 02/15/2042 (Acquired 10/28/2013, Cost $241,360) (b)	253,000	252,995
CenterPoint Energy Inc
6.50%, 05/01/2018	390,000	438,789
Centrica PLC
4.00%, 10/16/2023 (Acquired 11/18/2013, Cost $4,976,849) (b)	5,000,000	5,033,990
Cleveland Electric Illuminating Co/The
7.88%, 11/01/2017	356,000	405,983
Comision Federal de Electricidad
4.88%, 05/26/2021 (Acquired 10/28/2013, Cost $568,617) (b)	551,000	575,795
4.88%, 01/15/2024 (Acquired 10/28/2013 through 11/22/2013, Cost $1,822,080) (b)	1,822,000	1,862,995
Connecticut Light & Power Co/The
5.65%, 05/01/2018	95,000	105,873
Consolidated Edison Co of New York Inc
5.70%, 06/15/2040	318,000	367,142
Consumers Energy Co
5.65%, 04/15/2020	144,000	165,363
2.85%, 05/15/2022	155,000	155,266
4.35%, 08/31/2064	191,000	178,325
Delmarva Power & Light Co
4.00%, 06/01/2042	170,000	158,903

Dominion Resources Inc/VA
5.25%, 08/01/2033	583,000	611,419
7.00%, 06/15/2038	124,000	153,759
4.90%, 08/01/2041	212,000	215,195
DTE Electric Co
2.65%, 06/15/2022	194,000	190,276
3.70%, 03/15/2045	463,000	416,864
DTE Energy Co
2.40%, 12/01/2019	278,000	277,751
3.30%, 06/15/2022 (Acquired 06/09/2015, Cost $138,949) (b)	139,000	139,991
3.85%, 12/01/2023	292,000	302,546
3.50%, 06/01/2024	692,000	691,964
Duke Energy Carolinas LLC
5.10%, 04/15/2018	144,000	158,016
4.30%, 06/15/2020	205,000	224,244
6.00%, 12/01/2028	235,000	285,714
6.00%, 01/15/2038	161,000	196,349
4.25%, 12/15/2041	141,000	138,211
Duke Energy Corp
2.15%, 11/15/2016	439,000	445,700
6.25%, 06/15/2018	1,781,000	2,008,213
3.55%, 09/15/2021	306,000	317,185
Duke Energy Florida Inc
5.65%, 06/15/2018	116,000	129,216
6.40%, 06/15/2038	72,000	92,337
Duke Energy Indiana Inc
3.75%, 07/15/2020	398,000	423,472
6.35%, 08/15/2038	320,000	401,981
Duke Energy Progress Inc
5.30%, 01/15/2019	206,000	229,426
3.00%, 09/15/2021	372,000	378,780
2.80%, 05/15/2022	335,000	329,776
4.10%, 05/15/2042	217,000	206,895
4.10%, 03/15/2043	181,000	172,435
4.38%, 03/30/2044	132,000	133,022
4.15%, 12/01/2044	129,000	124,181
Electricite de France SA
1.15%, 01/20/2017 (Acquired 01/13/2014, Cost $4,983,352) (b)	5,000,000	5,007,410
2.15%, 01/22/2019 (Acquired 01/13/2014, Cost $3,521,998) (b)	3,558,000	3,579,661
6.00%, 01/22/2114 (Acquired 01/13/2014, Cost $1,003,515) (b)	1,035,000	1,097,491
Enel Finance International NV
5.13%, 10/07/2019 (Acquired 10/28/2013, Cost $934,716) (b)	888,000	972,775
6.80%, 09/15/2037 (Acquired 10/28/2013, Cost $210,964) (b)	204,000	245,232
6.00%, 10/07/2039 (Acquired 10/28/2013, Cost $98,602) (b)	103,000	114,018
Exelon Corp
4.95%, 06/15/2035	1,500,000	1,509,861

Exelon Generation Co LLC
6.20%, 10/01/2017	3,436,000	3,756,039
2.95%, 01/15/2020	300,000	301,292
4.00%, 10/01/2020	619,000	645,242
5.75%, 10/01/2041	192,000	198,634
FirstEnergy Transmission LLC
5.45%, 07/15/2044 (Acquired 05/14/2014, Cost $960,826) (b)	965,000	1,001,112
Florida Power & Light Co
5.95%, 10/01/2033	402,000	488,267
5.63%, 04/01/2034	57,000	67,339
5.95%, 02/01/2038	103,000	125,411
Georgia Power Co
5.95%, 02/01/2039	41,000	48,275
Great Plains Energy Inc
4.85%, 06/01/2021	156,000	170,893
Hydro-Quebec
9.40%, 02/01/2021	186,000	247,885
8.40%, 01/15/2022	826,000	1,090,090
8.05%, 07/07/2024	638,000	871,160
Indiana Michigan Power Co
7.00%, 03/15/2019	112,000	130,272
3.20%, 03/15/2023	991,000	980,938
Jersey Central Power & Light Co
7.35%, 02/01/2019	31,000	35,903
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	467,498	500,947
Kansas City Power & Light Co
3.15%, 03/15/2023	375,000	367,435
5.30%, 10/01/2041	1,032,000	1,113,007
Korea Electric Power Corp
6.75%, 08/01/2027	233,000	289,971
Korea Gas Corp
4.25%, 11/02/2020 (Acquired 10/28/2013, Cost $290,724) (b)	279,000	302,753
Korea Hydro & Nuclear Power Co Ltd
2.88%, 10/02/2018 (Acquired 11/18/2013, Cost $4,030,042) (b)	4,000,000	4,096,924
Mega Advance Investments Ltd
5.00%, 05/12/2021 (Acquired 10/28/2013, Cost $615,585) (b)	591,000	634,557
MidAmerican Energy Co
5.30%, 03/15/2018	72,000	78,980
Nevada Power Co
6.50%, 08/01/2018	232,000	264,605
7.13%, 03/15/2019	188,000	220,940
5.38%, 09/15/2040	38,000	43,189
5.45%, 05/15/2041	386,000	438,761

NextEra Energy Capital Holdings Inc
7.88%, 12/15/2015	124,000	127,743
6.00%, 03/01/2019	124,000	138,969
2.40%, 09/15/2019	487,000	486,097
7.30%, 09/01/2067	295,000	306,247
Niagara Mohawk Power Corp
4.88%, 08/15/2019 (Acquired 10/28/2013, Cost $183,023) (b)	168,000	184,231
3.51%, 10/01/2024 (Acquired 09/22/2014, Cost $258,000) (b)	258,000	258,144
NiSource Finance Corp
3.85%, 02/15/2023	283,000	290,852
5.80%, 02/01/2042	774,000	898,663
Northern States Power Co/MN
6.25%, 06/01/2036	258,000	325,380
4.13%, 05/15/2044	1,480,000	1,447,687
Ohio Power Co
6.05%, 05/01/2018	160,000	178,071
5.38%, 10/01/2021	65,000	74,033
Oncor Electric Delivery Co LLC
6.80%, 09/01/2018	635,000	734,437
7.00%, 09/01/2022	124,000	152,388
Pacific Gas & Electric Co
5.63%, 11/30/2017	204,000	222,630
8.25%, 10/15/2018	4,484,000	5,372,944
3.25%, 09/15/2021	146,000	148,241
2.45%, 08/15/2022	581,000	549,912
3.25%, 06/15/2023	206,000	204,424
3.40%, 08/15/2024	11,150,000	11,123,430
3.50%, 06/15/2025	547,000	545,152
6.05%, 03/01/2034	46,000	55,148
4.50%, 12/15/2041	749,000	735,693
4.45%, 04/15/2042	194,000	189,042
PacifiCorp
5.65%, 07/15/2018	294,000	327,963
5.50%, 01/15/2019	26,000	29,121
3.85%, 06/15/2021	103,000	109,345
PECO Energy Co
5.35%, 03/01/2018	93,000	102,111
2.38%, 09/15/2022	578,000	550,785
4.15%, 10/01/2044	353,000	341,541
Pennsylvania Electric Co
6.05%, 09/01/2017	93,000	101,492
Potomac Electric Power Co
6.50%, 11/15/2037	136,000	174,329
PPL Electric Utilities Corp
2.50%, 09/01/2022	178,000	172,134
4.13%, 06/15/2044	208,000	200,437

Progress Energy Inc
4.40%, 01/15/2021	390,000	417,043
3.15%, 04/01/2022	389,000	388,501
7.75%, 03/01/2031	153,000	205,995
PSEG Power LLC
5.50%, 12/01/2015	226,000	230,269
5.32%, 09/15/2016	346,000	362,266
5.13%, 04/15/2020	679,000	749,046
4.15%, 09/15/2021	83,000	86,956
8.63%, 04/15/2031	130,000	178,424
Public Service Co of Colorado
5.80%, 08/01/2018	28,000	31,468
3.20%, 11/15/2020	120,000	124,987
2.25%, 09/15/2022	210,000	202,050
Public Service Co of New Hampshire
3.50%, 11/01/2023	101,000	103,571
Public Service Co of Oklahoma
5.15%, 12/01/2019	143,000	158,578
4.40%, 02/01/2021	203,000	217,681
6.63%, 11/15/2037	649,000	819,451
Public Service Electric & Gas Co
5.30%, 05/01/2018	85,000	93,722
3.15%, 08/15/2024	1,000,000	997,593
5.38%, 11/01/2039	117,000	133,791
RGS I&M Funding Corp
9.82%, 06/07/2022	89,805	105,811
San Diego Gas & Electric Co
6.00%, 06/01/2026	213,000	264,089
3.95%, 11/15/2041	310,000	297,377
Sempra Energy
6.50%, 06/01/2016	93,000	97,426
6.15%, 06/15/2018	237,000	265,905
9.80%, 02/15/2019	841,000	1,055,621
2.88%, 10/01/2022	361,000	349,591
4.05%, 12/01/2023	10,325,000	10,650,537
3.55%, 06/15/2024	709,000	707,353
6.00%, 10/15/2039	155,000	182,804
South Carolina Electric & Gas Co
4.50%, 06/01/2064	161,000	145,877
Southern California Edison Co
5.50%, 08/15/2018	144,000	161,096
3.88%, 06/01/2021	102,000	109,153
1.85%, 02/01/2022	336,000	335,466
3.50%, 10/01/2023	328,000	336,039
5.95%, 02/01/2038	67,000	81,252
6.05%, 03/15/2039	253,000	312,016
3.90%, 12/01/2041	392,000	365,805

Southern Co/The
1.95%, 09/01/2016	307,000	310,456
2.15%, 09/01/2019	555,000	548,856
Southern Power Co
5.15%, 09/15/2041	146,000	149,883
Southwestern Electric Power Co
5.55%, 01/15/2017	320,000	339,613
Southwestern Public Service Co
8.75%, 12/01/2018	351,000	429,489
State Grid Overseas Investment 2013 Ltd
1.75%, 05/22/2018 (Acquired 10/28/2013, Cost $238,658) (b)	241,000	239,137
State Grid Overseas Investment 2014 Ltd
2.75%, 05/07/2019 (Acquired 04/28/2014, Cost $4,226,315) (b)	4,240,000	4,279,775
Talen Energy Supply LLC
5.70%, 10/15/2015	221,000	221,000
Talent Yield Investments Ltd
4.50%, 04/25/2022 (Acquired 10/28/2013, Cost $712,616) (b)	715,000	737,165
Virginia Electric & Power Co
5.95%, 09/15/2017	83,000	91,174
5.40%, 04/30/2018	475,000	525,765
2.95%, 01/15/2022	80,000	79,673
3.45%, 02/15/2024	191,000	193,213
4.65%, 08/15/2043	3,500,000	3,617,929
4.45%, 02/15/2044	126,000	126,058
WEC Energy Group Inc
3.55%, 06/15/2025	865,000	861,364
Westar Energy Inc
4.13%, 03/01/2042	4,175,000	4,029,451
Wisconsin Electric Power Co
6.25%, 12/01/2015	134,000	137,096
2.95%, 09/15/2021	27,000	27,562
3.10%, 06/01/2025	285,000	282,819
Xcel Energy Inc
0.75%, 05/09/2016	28,000	27,916
4.70%, 05/15/2020	62,000	67,571
6.50%, 07/01/2036	351,000	437,050
4.80%, 09/15/2041	95,000	98,177

		128,975,888

Total Corporate Bonds (Cost $2,481,310,616)		$2,489,850,797

Government Related - 20.30%
American Municipal Power Inc
7.50%, 02/15/2050	$1,350,000	$1,837,107
Atlanta Independent School System
5.56%, 03/01/2026	535,000	604,871
Bay Area Toll Authority
6.26%, 04/01/2049	1,650,000	2,132,658

Brazilian Government International Bond
4.25%, 01/07/2025	10,150,000	9,794,750
5.00%, 01/27/2045	408,000	352,920
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	944,426
California School Finance Authority
5.04%, 07/01/2020	270,000	294,916
5.04%, 01/01/2021	215,000	216,698
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	1,906,573
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650,000	2,077,548
Colombia Government International Bond
4.00%, 02/26/2024	437,000	434,815
5.63%, 02/26/2044	200,000	202,500
5.00%, 06/15/2045	842,000	778,850
County of Contra Costa CA
5.14%, 06/01/2017	640,000	671,046
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	101,978
District of Columbia Water & Sewer Authority
5.52%, 10/01/2044	2,900,000	3,475,070
4.81%, 10/01/2114	875,000	886,690
Eaton Community City School District
5.39%, 08/25/2027	275,000	289,201
Elgin Local School District
5.50%, 08/31/2027	535,000	571,311
Export-Import Bank of Korea
2.25%, 01/21/2020	1,800,000	1,781,078
Fannie Mae Principal Strip
0.00%, 05/15/2030	929,000	547,642
Federal Farm Credit Banks
5.13%, 11/15/2018	344,000	387,431
Federal Home Loan Banks
0.50%, 09/28/2016	18,390,000	18,392,593
0.63%, 11/23/2016	3,265,000	3,269,503
5.50%, 07/15/2036	1,135,000	1,463,513
Federal National Mortgage Association
0.00%, 06/01/2017	2,735,000	2,692,542
1.13%, 07/20/2018	9,975,000	9,969,434
1.88%, 02/19/2019	1,505,000	1,532,343
1.63%, 01/21/2020	4,705,000	4,694,451
1.50%, 06/22/2020	9,980,000	9,852,426
2.63%, 09/06/2024	3,985,000	3,980,429

Financing Corp
0.00%, 11/30/2017	404,000	394,788
0.00%, 04/06/2018	194,000	187,889
0.00%, 05/11/2018	6,860,000	6,615,084
0.00%, 08/03/2018	276,000	264,159
0.00%, 03/07/2019	205,000	192,825
0.00%, 04/05/2019	2,766,000	2,586,240
0.00%, 09/26/2019	3,174,000	2,939,810
Government Trust Certificate
0.00%, 04/01/2019	1,375,000	1,278,798
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/2020	3,439,000	3,547,318
Indonesia Government International Bond
5.88%, 03/13/2020	5,000,000	5,562,500
5.88%, 01/15/2024 (Acquired 03/20/2015, Cost $1,505,854) (b)	1,300,000	1,436,500
4.13%, 01/15/2025 (Acquired 01/08/2015, Cost $1,317,260) (b)	1,325,000	1,300,156
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	560,000	552,160
Israel Government AID Bond
0.00%, 11/01/2019	345,000	317,661
0.00%, 02/15/2022	464,000	394,245
0.00%, 08/15/2022	7,201,000	5,962,730
0.00%, 05/01/2023	1,000,000	804,042
0.00%, 09/15/2023	1,837,000	1,457,149
5.50%, 09/18/2023	8,856,000	10,697,366
0.00%, 11/01/2023	413,000	325,997
0.00%, 02/15/2024	2,000,000	1,560,474
0.00%, 02/15/2024	2,000,000	1,560,244
5.50%, 04/26/2024	3,784,000	4,609,135
0.00%, 05/15/2024	3,640,000	2,810,746
0.00%, 08/15/2024	1,500,000	1,147,257
0.00%, 11/01/2024	2,549,000	1,932,183
0.00%, 11/15/2024	2,299,000	1,740,134
0.00%, 08/15/2025	2,500,000	1,840,442
0.00%, 11/15/2026	258,000	179,491
5.50%, 09/18/2033	619,000	790,698
Lithuania Government International Bond
7.38%, 02/11/2020 (Acquired 08/12/2014, Cost $1,175,088) (b)	995,000	1,182,359
Los Angeles Department of Water & Power
6.60%, 07/01/2050	2,400,000	3,270,264
Mexico Government International Bond
3.50%, 01/21/2021	1,786,000	1,823,506
3.63%, 03/15/2022	2,000,000	2,028,000
4.00%, 10/02/2023	842,000	864,313
3.60%, 01/30/2025	868,000	855,848
4.75%, 03/08/2044	450,000	429,750
5.55%, 01/21/2045	1,494,000	1,592,978
5.75%, 10/12/2110	588,000	579,180

New Hampshire Housing Finance Authority
3.05%, 01/01/2021	120,000	123,376
3.75%, 07/01/2034	300,000	316,041
New Jersey State Turnpike Authority
7.10%, 01/01/2041	5,870,000	7,944,634
New York State Dormitory Authority
5.60%, 03/15/2040	260,000	316,261
Ohio State University/The
4.80%, 06/01/2111	1,102,000	1,048,300
Panama Government International Bond
5.20%, 01/30/2020	2,930,000	3,228,860
4.00%, 09/22/2024	3,133,000	3,148,665
3.75%, 03/16/2025	1,234,000	1,215,490
Peruvian Government International Bond
5.63%, 11/18/2050	190,000	211,850
Poland Government International Bond
6.38%, 07/15/2019	1,000,000	1,155,500
4.00%, 01/22/2024	1,040,000	1,088,100
Port Authority of New York & New Jersey
5.65%, 11/01/2040	1,260,000	1,491,802
5.65%, 11/01/2040	435,000	511,534
4.46%, 10/01/2062	2,065,000	2,032,125
Province of British Columbia Canada
2.00%, 10/23/2022	6,270,000	6,134,982
Province of Ontario Canada
1.65%, 09/27/2019	1,315,000	1,308,716
Province of Quebec Canada
7.37%, 03/06/2026	58,000	79,298
Residual Funding Corp Principal Strip
0.00%, 10/15/2019	5,732,000	5,303,481
0.00%, 07/15/2020	37,494,000	33,900,950
0.00%, 10/15/2020	5,841,000	5,238,197
0.00%, 01/15/2021	2,270,000	2,016,768
Rhode Island Housing & Mortgage Finance Corp/RI
4.00%, 10/01/2023	4,000,000	4,140,560
Romanian Government International Bond
4.88%, 01/22/2024 (Acquired 01/14/2014, Cost $435,232) (b)	440,000	465,300
6.13%, 01/22/2044	1,000,000	1,122,000
San Dieguito Public Facilities Authority
6.46%, 05/01/2027	685,000	834,796
South Africa Government International Bond
5.88%, 09/16/2025	403,000	446,461
5.38%, 07/24/2044	1,077,000	1,074,062
State of California
7.50%, 04/01/2034	5,540,000	7,698,162
7.30%, 10/01/2039	275,000	388,966

State of Illinois
5.10%, 06/01/2033	560,000	521,892
State Public School Building Authority
5.00%, 09/15/2027	1,536,000	1,616,056
Tennessee Valley Authority
5.88%, 04/01/2036	882,000	1,141,193
5.50%, 06/15/2038	57,000	70,830
5.25%, 09/15/2039	949,000	1,150,690
4.63%, 09/15/2060	303,000	319,570
Tennessee Valley Authority Generic Strip
0.00%, 05/01/2019	1,238,000	1,150,709
0.00%, 07/15/2028	2,000,000	1,256,524
Tennessee Valley Authority Strip
0.00%, 12/15/2017	427,000	414,961
0.00%, 11/01/2025	1,847,000	1,314,933
0.00%, 06/15/2035	258,000	117,117
Three Rivers Local School District
5.21%, 09/15/2027	285,000	298,614
Turkey Government International Bond
7.00%, 06/05/2020	3,910,000	4,463,124
5.75%, 03/22/2024	494,000	534,755
4.25%, 04/14/2026	895,000	853,078
Ukraine Government AID Bonds
1.85%, 05/29/2020	6,070,000	6,074,783
United States Treasury Inflation Indexed Bonds
0.13%, 04/15/2016 (c)	442,691	444,731
0.13%, 04/15/2019 (c)	908,757	919,478
0.13%, 04/15/2020 (c)	20,600,629	20,732,596
1.13%, 01/15/2021 (c)	529,974	559,744
0.13%, 01/15/2022 (c)	2,090,700	2,068,649
1.75%, 01/15/2028 (c)	677,622	764,707
3.63%, 04/15/2028 (c)	1,525,742	2,071,433
2.50%, 01/15/2029 (c)	455,126	558,632
United States Treasury Note/Bond
3.13%, 10/31/2016	3,400,000	3,520,061
7.50%, 11/15/2016	5,820,000	6,381,083
2.75%, 11/30/2016	258,000	266,184
3.25%, 12/31/2016	20,315,000	21,145,051
3.13%, 01/31/2017	206,000	214,369
4.63%, 02/15/2017	980,000	1,044,312
3.25%, 03/31/2017	6,295,000	6,587,617
3.13%, 04/30/2017	12,814,000	13,402,650
4.50%, 05/15/2017	4,932,000	5,286,487
2.75%, 05/31/2017	5,000,000	5,201,170
0.75%, 06/30/2017	4,360,000	4,367,835
4.75%, 08/15/2017	7,303,000	7,926,034

8.88%, 08/15/2017	8,230,000	9,645,815
4.25%, 11/15/2017	3,353,000	3,624,385
2.25%, 11/30/2017	206,000	213,065
1.00%, 12/15/2017	3,895,000	3,909,606
2.75%, 12/31/2017	1,459,000	1,527,732
0.88%, 01/31/2018	245,000	244,981
2.63%, 01/31/2018	2,683,000	2,802,477
3.50%, 02/15/2018	41,363,000	44,138,830
2.88%, 03/31/2018	3,159,000	3,323,366
1.13%, 06/15/2018	1,605,000	1,610,141
1.50%, 08/31/2018	21,561,000	21,827,149
1.25%, 10/31/2018	1,930,000	1,935,277
1.25%, 11/30/2018	89,945,000	90,113,647
1.38%, 11/30/2018	7,744,000	7,799,052
1.38%, 12/31/2018	9,902,000	9,952,282
1.50%, 12/31/2018	19,265,000	19,442,604
2.75%, 02/15/2019	5,000,000	5,260,545
1.38%, 02/28/2019	2,500,000	2,507,228
1.25%, 04/30/2019	10,475,000	10,444,717
1.63%, 04/30/2019	39,785,000	40,204,612
3.13%, 05/15/2019	20,774,000	22,156,759
1.50%, 05/31/2019	4,925,000	4,949,625
1.00%, 06/30/2019	2,500,000	2,462,305
1.50%, 10/31/2019	3,515,000	3,513,903
1.00%, 11/30/2019	2,392,000	2,337,620
1.63%, 12/31/2019	29,000	29,093
8.50%, 02/15/2020	4,750,000	6,223,611
3.50%, 05/15/2020	1,300,000	1,412,633
8.75%, 05/15/2020	2,000,000	2,666,250
2.63%, 08/15/2020	37,034,000	38,709,196
8.75%, 08/15/2020	6,304,000	8,498,580
2.13%, 08/31/2020	7,032,000	7,178,680
1.75%, 10/31/2020	800,000	800,000
2.63%, 11/15/2020	4,596,000	4,798,150
2.00%, 11/30/2020	1,500,000	1,517,929
2.13%, 01/31/2021	3,000,000	3,048,282
3.63%, 02/15/2021	1,961,000	2,150,358
7.88%, 02/15/2021	900,000	1,193,977
2.00%, 02/28/2021	2,500,000	2,521,095
3.13%, 05/15/2021	4,602,000	4,918,746
8.13%, 05/15/2021	1,718,000	2,317,421
2.13%, 08/15/2021	5,805,000	5,864,861
2.13%, 09/30/2021	8,755,000	8,834,338
2.00%, 10/31/2021	16,000,000	16,012,496
8.00%, 11/15/2021	4,414,000	6,019,592
1.50%, 01/31/2022	1,250,000	1,208,789

1.75%, 05/15/2022	2,000,000	1,959,532
2.00%, 02/15/2023	500,000	493,867
7.13%, 02/15/2023	683,000	925,678
1.75%, 05/15/2023	15,090,000	14,580,713
2.50%, 08/15/2023	6,000,000	6,122,346
2.50%, 05/15/2024	10,025,000	10,183,205
2.38%, 08/15/2024	2,000,000	2,007,812
6.75%, 08/15/2026	205,000	291,933
6.63%, 02/15/2027	753,000	1,071,260
6.38%, 08/15/2027	290,000	408,039
6.13%, 11/15/2027	470,000	650,620
5.50%, 08/15/2028	1,481,000	1,965,681
5.25%, 11/15/2028	49,415,500	64,294,211
5.25%, 02/15/2029	1,113,000	1,449,596
6.13%, 08/15/2029	603,000	851,690
6.25%, 05/15/2030	789,000	1,136,345
5.38%, 02/15/2031	5,312,000	7,126,377
4.50%, 02/15/2036	6,889,000	8,631,166
4.75%, 02/15/2037	3,955,000	5,106,277
5.00%, 05/15/2037	6,294,000	8,405,442
4.38%, 02/15/2038	15,710,000	19,245,975
4.50%, 05/15/2038	1,989,000	2,476,770
3.50%, 02/15/2039	104,519,100	112,178,364
4.25%, 05/15/2039	6,800,000	8,173,280
4.50%, 08/15/2039	706,000	880,239
4.63%, 02/15/2040	4,605,000	5,848,709
2.75%, 11/15/2042	17,685,000	16,376,593
2.88%, 05/15/2043 (e)	25,625,000	24,303,724
2.50%, 02/15/2045	1,930,000	1,690,560
United States Treasury Strip Coupon
0.00%, 08/15/2015	3,000	3,000
0.00%, 02/15/2016	5,805,000	5,798,992
0.00%, 08/15/2016	3,966,000	3,948,046
0.00%, 11/15/2016	4,261,000	4,233,350
0.00%, 02/15/2017	10,719,000	10,619,839
0.00%, 08/15/2017	4,176,000	4,112,813
0.00%, 11/15/2017	9,529,000	9,347,673
0.00%, 02/15/2018	3,658,000	3,570,285
0.00%, 05/15/2018	1,624,000	1,578,267
0.00%, 08/15/2018	21,739,000	21,020,265
0.00%, 11/15/2018	500,000	479,922
0.00%, 05/15/2019	20,278,000	19,202,718
0.00%, 08/15/2019	22,357,000	21,020,655
0.00%, 11/15/2019	7,500,000	6,995,205
0.00%, 02/15/2020	6,078,000	5,627,578
0.00%, 05/15/2020	37,115,000	34,049,746

0.00%, 08/15/2020	25,243,000	23,031,814
0.00%, 02/15/2021	14,550,000	13,050,652
0.00%, 05/15/2021	14,843,000	13,195,947
0.00%, 08/15/2021	7,469,000	6,583,983
0.00%, 11/15/2021	11,144,000	9,761,776
0.00%, 02/15/2022	33,917,000	29,452,471
0.00%, 05/15/2022	18,154,000	15,633,408
0.00%, 08/15/2022	12,500,000	10,682,975
0.00%, 11/15/2022	17,400,000	14,765,918
0.00%, 02/15/2023	61,562,000	51,785,954
0.00%, 05/15/2023	33,770,000	28,089,076
0.00%, 08/15/2023	19,635,000	16,218,294
0.00%, 11/15/2023	9,300,000	7,604,219
0.00%, 02/15/2024	6,124,000	4,964,384
0.00%, 05/15/2024	1,322,000	1,064,568
0.00%, 08/15/2024	1,834,000	1,465,166
0.00%, 11/15/2024	6,105,000	4,835,905
0.00%, 02/15/2025	799,000	627,280
0.00%, 05/15/2025	3,279,000	2,554,793
0.00%, 08/15/2025	1,360,000	1,052,530
0.00%, 02/15/2026	1,000,000	760,626
0.00%, 05/15/2026	3,801,000	2,862,579
0.00%, 08/15/2026	1,681,000	1,253,828
0.00%, 11/15/2026	10,222,000	7,551,819
0.00%, 02/15/2027	20,416,000	14,956,353
0.00%, 05/15/2027	1,866,000	1,355,565
0.00%, 08/15/2027	4,314,000	3,106,787
0.00%, 11/15/2027	7,702,000	5,493,806
0.00%, 02/15/2028	7,769,000	5,483,407
0.00%, 05/15/2028	3,071,000	2,147,289
0.00%, 08/15/2028	6,918,000	4,791,601
0.00%, 11/15/2028	7,540,000	5,177,424
0.00%, 02/15/2029	7,537,000	5,118,158
0.00%, 05/15/2029	1,330,000	894,252
0.00%, 08/15/2029	4,738,000	3,159,279
0.00%, 11/15/2029	5,164,000	3,404,904
0.00%, 02/15/2030	15,187,000	9,919,268
0.00%, 05/15/2030	8,464,000	5,475,556
0.00%, 08/15/2030	13,772,000	8,836,666
0.00%, 11/15/2030	7,064,000	4,508,217
0.00%, 02/15/2031	9,298,000	5,875,918
0.00%, 05/15/2031	9,225,000	5,752,286
0.00%, 08/15/2031	11,262,000	6,963,914
0.00%, 11/15/2031	7,099,000	4,336,687
0.00%, 02/15/2032	15,909,000	9,638,834
0.00%, 05/15/2032	24,453,000	14,651,406

0.00%, 08/15/2032	10,925,000	6,482,862
0.00%, 11/15/2032	9,612,000	5,643,388
0.00%, 02/15/2033	2,000,000	1,163,382
0.00%, 05/15/2033	9,345,000	5,381,346
0.00%, 08/15/2033	4,212,000	2,402,828
0.00%, 11/15/2033	5,966,000	3,371,906
0.00%, 02/15/2034	3,959,000	2,213,220
0.00%, 05/15/2034	2,650,000	1,465,651
0.00%, 08/15/2034	2,895,000	1,586,749
0.00%, 11/15/2034	3,492,000	1,905,993
0.00%, 02/15/2035	1,824,000	982,430
0.00%, 05/15/2035	1,920,000	1,025,080
0.00%, 08/15/2035	175,000	92,857
0.00%, 05/15/2036	121,000	62,260
United States Treasury Strip
0.00%, 08/15/2039	1,225,000	562,552
0.00%, 05/15/2044	22,335,000	8,705,759
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	247,809
Westlake City School District
5.23%, 12/01/2026	430,000	444,551

Total Government Related (Cost $1,719,838,113)		$1,748,452,944

Mortgage Backed Obligations - 37.63%
A10 Securitization 2013-1 LLC
2.40%, 11/15/2025 (Acquired 10/28/2013, Cost $282,022) (b)	$282,731	$283,552
A10 Securitization LLC
3.49%, 04/15/2024 (Acquired 10/28/2013, Cost $296,684) (b)	295,220	293,596
2.10%, 04/15/2034 (Acquired 04/24/2015, Cost $2,910,713) (b)	2,911,000	2,898,695
3.13%, 04/15/2034 (Acquired 04/24/2015, Cost $861,993) (b)	862,000	857,986
A10 Term Asset Financing 2013-2 LLC
4.38%, 11/15/2027 (Acquired 10/30/2013, Cost $424,879) (b)	425,000	426,603
A10 Term Asset Financing 2014-1 LLC
1.72%, 04/15/2033 (Acquired 06/04/2014, Cost $1,795,317) (b)	1,797,000	1,792,198
3.02%, 04/15/2033 (Acquired 06/04/2014, Cost $1,806,765) (b)	1,807,000	1,805,835
ACRE Commercial Mortgage Trust 2014-FL2
2.05%, 08/15/2031 (Acquired 08/01/2014, Cost $571,659) (b)	572,000	570,477
2.50%, 08/15/2031 (Acquired 08/01/2014, Cost $721,155) (b)	722,000	720,887
3.40%, 08/15/2031 (Acquired 12/11/2014, Cost $399,876) (b)	400,000	398,670
Ajax Mortgage Loan Trust 2013-C
4.50%, 03/25/2035 (a)	1,300,320	1,296,420
Ajax Mortgage Loan Trust 2014-A
3.75%, 10/25/2057	1,389,358	1,383,802
Ajax Mortgage Loan Trust 2015-B
3.88%, 07/25/2060	1,458,000	1,454,890

Alternative Loan Trust 2002-11
6.25%, 10/25/2032	3,710	3,794
Alternative Loan Trust 2002-12
0.00%, 11/25/2032 PO	19,302	14,402
Alternative Loan Trust 2003-20CB
5.50%, 10/25/2033	619,056	631,465
Alternative Loan Trust 2003-6T2
5.50%, 06/25/2033	29,160	29,415
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034	1,311,830	1,321,865
Alternative Loan Trust 2005-1CB
6.91%, 03/25/2035 IO	369,291	76,927
Alternative Loan Trust 2005-20CB
4.56%, 07/25/2035 IO	1,166,570	143,076
Alternative Loan Trust 2005-22T1
4.88%, 06/25/2035 IO	1,064,881	159,733
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035	518,102	502,474
6.00%, 08/25/2035	15,191	12,231
Alternative Loan Trust 2005-37T1
4.86%, 09/25/2035 IO	3,784,644	596,399
Alternative Loan Trust 2005-50CB
5.00%, 11/25/2020	75,077	75,188
Alternative Loan Trust 2005-54CB
4.66%, 11/25/2035 IO	2,261,654	254,440
5.50%, 11/25/2035	573,057	523,520
5.50%, 11/25/2035	7,268	7,252
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035	216,346	204,039
Alternative Loan Trust 2005-J1
4.91%, 02/25/2035 IO	546,157	50,666
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036	124,422	101,965
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022 (f)	37,417	40,682
Alternative Loan Trust 2006-7CB
5.25%, 05/25/2021	198,668	193,226
Alternative Loan Trust 2006-J5
4.97%, 07/25/2021	64,557	64,158
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035 (Acquired 10/28/2013, Cost $91,013) (b)	88,413	91,295
American General Mortgage Loan Trust 2010-1
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $32,827) (b)	32,144	32,123
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $1,008,874) (b)	980,000	996,866
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $478,178) (b)	464,000	485,219
ASG Resecuritization Trust 2009-1
5.63%, 06/26/2037	457,196	452,104

ASG Resecuritization Trust 2009-2
4.65%, 05/24/2036 (Acquired 10/28/2013, Cost $254,412) (b)	246,800	247,262
ASG Resecuritization Trust 2009-3
2.08%, 03/26/2037 (Acquired 10/28/2013, Cost $1,505,551) (b)	1,503,292	1,498,801
ASG Resecuritization Trust 2009-4
6.00%, 06/28/2037 (Acquired 10/28/2013, Cost $279,515) (b)	275,469	260,191
ASG Resecuritization Trust 2009-5
3.32%, 02/28/2037 (Acquired 10/28/2013, Cost $127,993) (b)	127,027	127,650
ASG Resecuritization Trust 2010-1
0.58%, 02/27/2036 (Acquired 10/28/2013, Cost $90,047) (b)	92,101	89,798
ASG Resecuritization Trust 2010-2
1.79%, 01/28/2037	563,009	555,352
ASG Resecuritization Trust 2011-1
4.00%, 09/28/2020 (Acquired 10/28/2013, Cost $80,826) (b)	80,189	80,374
2.56%, 11/28/2035 (Acquired 10/28/2013, Cost $588,182) (b)	598,006	588,459
6.00%, 09/28/2036 (Acquired 10/28/2013, Cost $633,101) (b)	613,844	570,559
ASG Resecuritization Trust 2011-2
23.59%, 02/28/2036 (Acquired 10/28/2013, Cost $28,726) (b)	24,308	29,170
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030 (Acquired 10/28/2013, Cost $780,379) (b)	809,000	798,832
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.35%, 08/15/2046 (Acquired 08/01/2014, Cost $1,145,973) (b)	1,200,000	1,112,436
Banc of America Alternative Loan Trust 2003-1
0.00%, 02/25/2033 PO	21,116	17,651
Banc of America Alternative Loan Trust 2003-11
4.75%, 01/25/2019	15,527	15,651
0.00%, 01/25/2034 PO	51,381	44,665
6.00%, 01/25/2034	435,281	453,153
6.00%, 01/25/2034	449,582	473,148
Banc of America Alternative Loan Trust 2003-4
5.00%, 06/25/2018	306,108	312,504
Banc of America Alternative Loan Trust 2003-5
5.00%, 07/25/2018	102,299	104,133
Banc of America Alternative Loan Trust 2003-7
5.00%, 09/25/2018	165,710	167,534
5.50%, 09/25/2033	456,861	475,250
Banc of America Alternative Loan Trust 2004-1
5.50%, 02/25/2019	66,331	67,719
6.00%, 02/25/2034	124,818	132,653
Banc of America Alternative Loan Trust 2004-11
5.50%, 12/25/2019	13,426	13,781
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2019 PO	16,665	16,134
Banc of America Alternative Loan Trust 2004-7
5.00%, 08/25/2019	250,633	257,432

Banc of America Alternative Loan Trust 2004-8
5.50%, 09/25/2019	126,804	124,290
Banc of America Alternative Loan Trust 2005-10
5.25%, 11/25/2020	50,583	51,596
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035	26,554	24,115
Banc of America Alternative Loan Trust 2005-2
5.50%, 03/25/2020	20,180	20,769
5.50%, 03/25/2035	16,927	15,691
Banc of America Alternative Loan Trust 2005-4
5.50%, 05/25/2020	130,953	132,526
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035	83,841	78,927
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035	39,442	36,041
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046	91,373	77,911
Banc of America Alternative Loan Trust 2007-1
5.94%, 04/25/2022	103,746	104,008
Banc of America Commercial Mortgage Trust 2006-1
5.37%, 09/10/2045	1,521,997	1,529,768
5.38%, 09/10/2045	14,913,021	15,070,159
Banc of America Commercial Mortgage Trust 2006-2
5.95%, 05/10/2045	10,000,000	10,373,060
Banc of America Commercial Mortgage Trust 2006-3
5.89%, 07/10/2044	1,684,612	1,735,068
Banc of America Commercial Mortgage Trust 2006-4
5.63%, 07/10/2046	1,034,303	1,061,289
Banc of America Commercial Mortgage Trust 2006-5
0.82%, 09/10/2047 (Acquired 10/28/2013, Cost $291,268) (b)	21,127,815	139,549
5.41%, 09/10/2047	1,715,000	1,763,207
Banc of America Commercial Mortgage Trust 2007-5
5.36%, 02/10/2051	9,044,332	9,658,243
5.49%, 02/10/2051	2,986,531	3,152,836
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034 PO	59,141	48,597
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034	4,492,057	4,840,246
Banc of America Funding 2004-C Trust
2.91%, 12/20/2034	105,475	104,337
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035	76,305	75,180
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035 PO	67,229	54,292
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036 PO	27,684	19,321

Banc of America Funding 2005-C Trust
0.43%, 05/20/2035	7,233,898	6,692,217
Banc of America Funding 2005-E Trust
2.70%, 03/20/2035	163,423	162,877
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036 PO	61,320	47,817
Banc of America Funding 2010-R11 Trust
5.20%, 08/26/2035 (Acquired 10/28/2013, Cost $487,084) (b)	480,779	486,737
Banc of America Funding 2010-R5 Trust
5.50%, 10/26/2037 (Acquired 10/28/2013, Cost $26,235) (b)	25,829	25,823
Banc of America Merrill Lynch Commercial Mortgage Inc
5.52%, 11/10/2042	166,180	166,028
4.73%, 07/10/2043	331,314	331,986
0.24%, 10/10/2045 (Acquired 10/28/2013, Cost $95,724) (b)	36,038,127	6,162
5.12%, 10/10/2045	5,331,351	5,334,396
Banc of America Mortgage 2003-3 Trust
0.74%, 05/25/2018	90,109	87,694
5.50%, 05/25/2033	280,131	288,325
Banc of America Mortgage 2003-5 Trust
7.50%, 02/25/2031	47,117	48,581
Banc of America Mortgage 2003-6 Trust
0.64%, 08/25/2018	24,997	24,749
Banc of America Mortgage 2003-7 Trust
4.75%, 09/25/2018	3,849	3,895
Banc of America Mortgage 2003-8 Trust
0.00%, 11/25/2033 PO	25,571	21,034
Banc of America Mortgage 2003-C Trust
2.62%, 04/25/2033	31,272	31,744
Banc of America Mortgage 2003-E Trust
2.82%, 06/25/2033	204,622	205,446
Banc of America Mortgage 2004-J Trust
2.86%, 11/25/2034	120,248	117,910
Banc of America Mortgage Trust 2004-1
0.00%, 02/25/2034 PO	3,562	3,252
Banc of America Mortgage Trust 2004-3
5.50%, 04/25/2034	280,393	285,357
Banc of America Mortgage Trust 2004-4
0.00%, 05/25/2034 PO	7,408	6,449
Banc of America Mortgage Trust 2004-5
4.75%, 06/25/2019	26,997	27,261
5.50%, 06/25/2034	88,720	90,402
Banc of America Mortgage Trust 2004-6
5.50%, 05/25/2034	607,138	640,954
0.00%, 07/25/2034 PO	37,430	33,502
5.50%, 07/25/2034	19,365	19,318
Banc of America Mortgage Trust 2004-8
0.00%, 05/25/2032 PO	2,711	2,370
0.00%, 10/25/2034 PO	13,873	11,923

Banc of America Mortgage Trust 2004-9
0.00%, 09/25/2032 PO	674	621
6.50%, 09/25/2032	47,768	49,901
Banc of America Mortgage Trust 2005-1
5.00%, 02/25/2020	107,640	110,412
Banc of America Re-REMIC Trust 2009-UBER1
5.67%, 06/24/2050 (Acquired 10/28/2013, Cost $978,897) (b)	897,555	926,905
Battalion CLO V Ltd
1.77%, 04/17/2026	9,650,000	9,634,068
BB-UBS Trust
2.89%, 06/05/2030 (Acquired 10/28/2013, Cost $2,832,546) (b)	2,941,000	2,902,079
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036 (Acquired 10/28/2013 through 12/04/2013, Cost $2,471,879) (b)	2,602,000	2,584,874
BCAP LLC 2009-RR10 Trust
5.75%, 06/26/2037 (Acquired 10/28/2013, Cost $46,053) (b)	46,104	46,355
BCAP LLC 2009-RR13-I Trust
5.50%, 04/26/2037 (Acquired 10/28/2013, Cost $414,845) (b)	402,411	412,587
BCAP LLC 2009-RR14 Trust
2.42%, 08/26/2035 (Acquired 10/28/2013, Cost $671,097) (b)	712,954	713,038
BCAP LLC 2009-RR5 Trust
5.50%, 11/26/2034 (Acquired 10/28/2013, Cost $311,261) (b)	306,973	321,677
BCAP LLC 2010-RR12 Trust
4.50%, 01/26/2036 (Acquired 10/28/2013, Cost $126,209) (b)	124,989	125,215
2.52%, 10/26/2036 (Acquired 10/28/2013, Cost $341,871) (b)	339,052	335,674
BCAP LLC 2010-RR4-I Trust
4.00%, 07/26/2036 (Acquired 10/28/2013, Cost $3,635) (b)	3,625	3,622
BCAP LLC 2010-RR5-I Trust
5.40%, 04/26/2037 (Acquired 10/28/2013, Cost $483,799) (b)	484,494	493,160
BCAP LLC 2010-RR6 Trust
5.64%, 06/26/2036 (Acquired 10/28/2013, Cost $209,288) (b)	203,225	204,296
BCAP LLC 2010-RR7 Trust
2.61%, 04/26/2035 (Acquired 10/28/2013, Cost $183,500) (b)	186,721	184,343
2.18%, 07/26/2045 (Acquired 10/28/2013, Cost $1,663,142) (b)	1,711,890	1,715,057
0.85%, 02/26/2047 (Acquired 10/28/2013, Cost $163,344) (b)	167,445	166,678
BCAP LLC 2010-RR8 Trust
5.06%, 05/26/2035 (Acquired 10/28/2013, Cost $74,212) (b)	72,988	72,851
5.06%, 05/26/2035 (Acquired 10/28/2013, Cost $997,394) (b)	1,032,000	983,984
BCAP LLC 2011-RR10 Trust
0.97%, 09/26/2037 (Acquired 10/28/2013, Cost $1,245,591) (b)	1,338,279	1,286,305
BCAP LLC 2011-RR11 Trust
4.00%, 08/26/2021 (Acquired 10/28/2013, Cost $232,475) (b)	229,872	232,126
3.00%, 08/26/2022 (Acquired 10/28/2013, Cost $145,589) (b)	145,120	145,304
BCAP LLC 2011-RR4-I Trust
5.00%, 08/26/2037 (Acquired 10/28/2013, Cost $1,204,251) (b)	1,198,615	1,216,228

BCAP LLC 2011-RR5-I Trust
0.33%, 05/28/2036 (Acquired 10/28/2013, Cost $742,930) (b)	784,625	772,689
BCAP LLC 2012-RR1 Trust
6.54%, 07/26/2037 (Acquired 10/28/2013, Cost $573,818) (b)	559,608	597,614
BCAP LLC 2012-RR10-I Trust
0.37%, 05/26/2036 (Acquired 10/28/2013, Cost $1,334,056) (b)	1,401,797	1,337,721
0.41%, 02/26/2037 (Acquired 10/28/2013, Cost $504,068) (b)	528,378	510,137
BCAP LLC 2012-RR2 Trust
0.35%, 08/26/2036 (Acquired 10/28/2013, Cost $576,092) (b)	594,612	585,715
BCAP LLC 2012-RR3 Trust
2.05%, 05/26/2037 (Acquired 10/28/2013, Cost $1,335,531) (b)	1,349,909	1,352,596
BCAP LLC 2012-RR4 Trust
0.41%, 06/26/2047 (Acquired 10/28/2013, Cost $653,675) (b)	687,151	660,981
BCAP LLC 2015-RR1
1.18%, 09/11/2038 (Acquired 03/24/2015, Cost $1,776,861) (b)	1,891,360	1,761,612
Bear Stearns ALT-A Trust 2005-2
0.69%, 03/25/2035	383,349	376,582
Bear Stearns ARM Trust 2003-2
2.51%, 01/25/2033 (Acquired 10/28/2013, Cost $227,877) (b)	237,169	239,180
Bear Stearns ARM Trust 2003-7
2.48%, 10/25/2033	25,086	25,104
Bear Stearns ARM Trust 2004-2
3.09%, 05/25/2034	115,003	114,529
Bear Stearns ARM Trust 2005-5
2.16%, 08/25/2035	738,939	744,284
Bear Stearns ARM Trust 2006-1
2.36%, 02/25/2036	679,697	674,356
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034	103,443	104,128
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9
4.87%, 09/11/2042	410,307	409,983
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR11
5.60%, 03/11/2039	813,235	823,555
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.83%, 12/11/2038 (Acquired 10/28/2013, Cost $296,278) (b)	22,168,913	178,105
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.54%, 10/12/2041	252,271	262,122
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.30%, 01/12/2045 (Acquired 10/28/2013, Cost $326,487) (b)	62,719,648	205,846
CAM Mortgage Trust 2013-1
3.50%, 11/25/2057 (Acquired 10/02/2014, Cost $1,060,797) (a)(b)	1,060,797	1,061,742
CD 2005-CD1 Commercial Mortgage Trust
5.38%, 07/15/2044	3,950,083	3,953,192
5.38%, 07/15/2044	619,000	622,997
CD 2006-CD3 Mortgage Trust
0.71%, 10/15/2048 (Acquired 10/28/2013, Cost $200,486) (b)	11,301,887	111,923

CD 2007-CD4 Commercial Mortgage Trust
0.55%, 12/11/2049	21,775,778	109,641
5.32%, 12/11/2049	7,250,000	7,553,652
CGBAM Commercial Mortgage Trust 2014-HD
0.99%, 02/15/2031 (Acquired 05/13/2014, Cost $900,000) (b)	900,000	896,584
Chase Mortgage Finance Trust Series 2006-A1
2.53%, 09/25/2036	324,064	286,723
Chase Mortgage Finance Trust Series 2007-A1
2.53%, 02/25/2037	37,724	37,734
2.55%, 02/25/2037	130,229	128,362
2.57%, 02/25/2037	146,741	145,320
2.64%, 02/25/2037	266,923	267,139
Chase Mortgage Finance Trust Series 2007-A2
2.51%, 07/25/2037	157,343	158,782
2.70%, 07/25/2037	108,182	107,581
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032 PO	19,402	16,663
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034	73,535	77,212
5.75%, 04/25/2034	50,101	52,163
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034	343,083	356,686
CHL Mortgage Pass-Through Trust 2004-7
2.51%, 06/25/2034	20,992	20,564
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2019	142,565	146,565
CHL Mortgage Pass-Through Trust 2004-HYB1
2.51%, 05/20/2034	38,378	36,575
CHL Mortgage Pass-Through Trust 2004-HYB3
2.29%, 06/20/2034	165,872	157,515
CHL Mortgage Pass-Through Trust 2004-HYB6
2.43%, 11/20/2034	108,884	104,237
CHL Mortgage Pass-Through Trust 2004-J8
4.75%, 11/25/2019	16,166	16,552
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035	53,763	54,212
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035	27,805	27,221
CHL Mortgage Pass-Through Trust 2005-22
2.46%, 11/25/2035	418,706	354,796
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021	26,324	27,230
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036	140,072	141,467
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/10/2047	7,125,000	7,374,382

Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047	6,920,000	7,123,621
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047	12,300,000	12,433,270
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048	10,000,000	9,689,890
Citigroup Mortgage Loan Trust 2008-AR4
2.52%, 11/25/2038 (Acquired 10/28/2013, Cost $1,158,465) (b)	1,147,808	1,149,213
Citigroup Mortgage Loan Trust 2009-10
2.41%, 09/25/2033 (Acquired 10/28/2013, Cost $694,637) (b)	685,783	694,947
7.00%, 12/25/2035 (Acquired 10/28/2013, Cost $532,800) (b)	517,558	538,641
Citigroup Mortgage Loan Trust 2009-11
5.75%, 05/25/2037 (Acquired 10/28/2013, Cost $482,419) (b)	472,881	487,795
Citigroup Mortgage Loan Trust 2009-5
6.00%, 06/25/2036 (Acquired 10/28/2013, Cost $241,787) (b)	238,338	248,221
Citigroup Mortgage Loan Trust 2009-8
6.00%, 11/25/2036 (Acquired 10/28/2013, Cost $204,754) (b)	198,946	208,964
Citigroup Mortgage Loan Trust 2010-10
2.47%, 02/25/2036 (Acquired 10/28/2013, Cost $329,414) (b)	327,310	331,791
Citigroup Mortgage Loan Trust 2010-3
2.36%, 02/25/2036 (Acquired 10/28/2013, Cost $131,393) (b)	131,024	130,666
Citigroup Mortgage Loan Trust 2010-7
2.61%, 02/25/2035 (Acquired 10/28/2013, Cost $139,023) (b)	137,589	137,076
Citigroup Mortgage Loan Trust 2010-8
4.00%, 11/25/2036 (Acquired 10/28/2013, Cost $1,940,025) (b)	1,928,859	1,955,449
4.50%, 12/25/2036 (Acquired 10/28/2013, Cost $2,132,742) (b)	2,093,800	2,135,877
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058 (Acquired 03/31/2015, Cost $490,031) (b)	497,626	476,817
Citigroup Mortgage Loan Trust Inc
0.00%, 06/25/2016 PO	61	60
0.00%, 12/25/2018 PO	4,658	4,433
0.00%, 12/25/2018 PO	4,572	4,425
5.50%, 12/25/2018	27,234	27,352
0.00%, 09/25/2033 PO	13,067	11,654
7.00%, 09/25/2033	16,824	17,411
0.00%, 10/25/2033 PO	13,293	11,971
5.25%, 10/25/2033	105,426	107,484
0.57%, 12/25/2033	74,993	71,916
2.26%, 08/25/2034	63,780	61,135
2.62%, 04/25/2035	45,561	35,700
5.50%, 05/25/2035	222,286	231,470
2.48%, 08/25/2035	129,282	94,421
5.50%, 11/25/2035 (f)	29,792	29,535
6.00%, 11/25/2035 (f)	5,905,599	5,620,005
COBALT CMBS Commercial Mortgage Trust 2006-C1
0.98%, 08/15/2048	14,799,121	148,938
5.22%, 08/15/2048	507,345	527,643
5.25%, 08/15/2048	578,000	592,766

COMM 2005-C6 Mortgage Trust
5.12%, 06/10/2044	868,366	867,869
COMM 2006-C7 Mortgage Trust
5.94%, 06/10/2046	1,676,074	1,715,551
COMM 2012-9W57 Mortgage Trust
2.36%, 02/10/2029 (Acquired 10/28/2013, Cost $1,052,765) (b)	1,032,000	1,048,489
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045	4,035,538	4,176,637
COMM 2012-CCRE2 Mortgage Trust
2.05%, 08/15/2045	3,358,138	309,580
3.15%, 08/15/2045	9,614,464	9,785,178
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030 (Acquired 10/28/2013, Cost $533,344) (b)	516,000	552,986
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046	4,125,000	4,380,135
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046	7,700,000	8,086,563
COMM 2013-CCRE9 Mortgage Trust
4.02%, 07/10/2045	4,000,000	4,275,412
COMM 2013-SFS Mortgage Trust
3.09%, 04/12/2035 (Acquired 10/28/2013, Cost $677,113) (b)	708,000	698,614
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/10/2047	6,100,000	6,290,857
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047	5,000,000	5,186,535
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047	12,000,000	12,059,700
COMM 2014-KYO Mortgage Trust
1.09%, 06/11/2027 (Acquired 06/20/2014, Cost $4,232,000) (b)	4,232,000	4,229,677
COMM 2014-PAT Mortgage Trust
0.99%, 08/13/2027 (Acquired 09/18/2014, Cost $1,649,000) (b)	1,649,000	1,639,363
COMM 2014-TWC Mortgage Trust
1.04%, 02/13/2032 (Acquired 01/30/2014, Cost $3,251,315) (b)	3,250,000	3,240,013
1.79%, 02/13/2032 (Acquired 08/12/2014, Cost $1,002,502) (b)	1,000,000	1,000,461
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/10/2047	11,000,000	11,332,211
Commercial Mortgage Pass Through Certificates
2.12%, 11/17/2026 (Acquired 10/28/2013, Cost $194,965) (b)	194,921	194,866
Commercial Mortgage Trust 2006-GG7
6.01%, 07/10/2038	310,000	321,205
COOF Securitization Trust 2014-1 Ltd
3.03%, 06/25/2040 (Acquired 05/16/2014, Cost $453,690) (b)	3,246,207	459,014
Credit Suisse Commercial Mortgage Trust Series 2006-C2
5.86%, 03/15/2039	686,419	696,488
5.86%, 03/15/2039	11,159,192	11,407,093

Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.22%, 01/15/2049 (Acquired 10/28/2013, Cost $76,568) (b)	23,191,834	44,760
Credit Suisse First Boston Mortgage Securities Corp
4.50%, 10/25/2018	9,688	9,652
5.00%, 10/25/2018	41,070	41,377
0.00%, 08/25/2019 PO	2,151	2,131
5.25%, 08/25/2019	104,215	106,685
6.71%, 02/25/2033	148,229	149,939
2.83%, 06/25/2033	74,701	74,509
5.25%, 09/25/2033	165,359	170,880
0.00%, 10/25/2033 PO	117,402	100,969
5.25%, 11/25/2033	91,169	93,037
5.25%, 11/25/2033	243,977	249,201
5.50%, 09/25/2034	171,741	187,525
5.50%, 12/25/2034	281,623	304,565
0.00%, 10/25/2035 PO	36,469	26,074
5.50%, 10/25/2035 IO	463,521	79,306
0.00%, 11/25/2035 PO	24,993	15,942
5.10%, 08/15/2038	278,575	278,204
Credit Suisse Mortgage Capital Certificates
6.00%, 01/27/2038 (Acquired 10/28/2013, Cost $311,102) (b)	305,490	314,088
CSAIL 2015-C1 Commercial Mortgage Trust
3.24%, 04/15/2050	15,000,000	15,009,600
CSMC Series 2010-11R
1.17%, 06/28/2047	5,917,437	5,696,582
CSMC Series 2010-17R
2.31%, 06/26/2036 (Acquired 10/28/2013, Cost $360,513) (b)	352,410	357,415
CSMC Series 2010-1R
4.96%, 01/27/2036 (Acquired 10/28/2013, Cost $34,063) (b)	33,300	33,411
CSMC Series 2011-16R
3.50%, 12/27/2036 (Acquired 10/28/2013, Cost $748,566) (b)	740,127	745,374
CSMC Series 2011-6R
2.67%, 07/28/2036 (Acquired 10/28/2013, Cost $319,906) (b)	323,165	325,124
CSMC Series 2011-9R
2.17%, 03/27/2046 (Acquired 10/28/2013, Cost $493,737) (b)	493,239	493,872
CSMC Series 2012-2R
2.47%, 03/27/2047	382,993	378,319
CSMC Series 2012-3R
2.29%, 07/27/2037	754,313	751,593
CSMC Series 2014-ICE
0.99%, 04/15/2027 (Acquired 05/30/2014, Cost $2,690,000) (b)	2,690,000	2,683,119
CSMC Trust 2010-16
3.75%, 06/25/2050 (Acquired 10/28/2013, Cost $627,125) (b)	632,694	636,450
DBRR 2013-EZ2 Trust
0.85%, 02/25/2045 (Acquired 10/28/2013, Cost $33,538) (b)	33,653	33,649

DBUBS 2011-LC2 Mortgage Trust
1.56%, 07/10/2044 (Acquired 10/28/2013, Cost $232,970) (b)	4,096,588	168,251
Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-1
5.77%, 02/25/2020	105,362	108,421
Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-3
5.28%, 06/25/2020	120,718	121,563
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR5
6.00%, 10/25/2021	108,400	94,763
Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1
0.00%, 10/25/2018 PO	4,551	4,469
Deutsche Mortgage Securities Inc Mortgage Loan Trust 2004-4
6.00%, 04/25/2034	4,325	4,430
Fannie Mae
3.30%, 07/31/2030	1,005,000	1,009,789
3.39%, 09/30/2030	2,000,000	2,031,250
3.00%, 07/15/2042 (d)	18,500,000	18,387,263
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039	149,946	165,556
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040	196,006	228,549
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042	202,054	240,868
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044	58,988	70,031
Fannie Mae Grantor Trust 2004-T2
3.41%, 07/25/2043	260,804	271,204
7.50%, 11/25/2043	425,469	504,316
Fannie Mae Grantor Trust 2004-T3
8.95%, 01/25/2044	57,798	66,763
6.50%, 02/25/2044	613,254	688,211
7.00%, 02/25/2044	244,203	278,685
Fannie Mae Strip
10.00%, 09/25/2017 IO	124	11
4.50%, 07/25/2018 IO	54,707	2,657
4.50%, 08/25/2018 IO	76,139	3,319
5.50%, 08/25/2018 IO	43,322	2,261
10.50%, 03/25/2019 IO	130	18
4.50%, 11/25/2020 IO	11,989	714
7.50%, 04/25/2023 IO	2,239	478
9.00%, 03/25/2024	1,631	1,897
0.00%, 09/25/2024 PO	174,181	165,985
0.00%, 01/25/2033 PO	23,114	21,235
5.00%, 12/25/2033 IO	29,100	6,358
5.50%, 05/25/2036 IO	129,194	30,536
5.50%, 08/25/2036 IO	84,389	19,083
5.50%, 04/25/2037 IO	34,913	7,701
6.00%, 01/25/2038 IO	90,131	18,277

0.69%, 08/25/2042	1,286,093	1,289,973
0.74%, 08/25/2042	3,718,157	3,711,127
Fannie Mae Pool
8.00%, 11/01/2015	18	18
6.00%, 06/01/2016	612	620
3.98%, 11/01/2016	1,032,000	1,030,064
1.94%, 01/01/2017	494,661	494,300
5.50%, 03/01/2017	4,933	5,047
6.50%, 03/01/2017	2,916	2,987
7.00%, 03/01/2017	2,057	2,103
7.00%, 03/01/2017	3,050	3,146
7.50%, 03/01/2017	251	251
5.24%, 05/01/2017	891,960	948,419
7.00%, 05/01/2017	2,121	2,187
3.82%, 06/01/2017	1,421,519	1,493,265
7.00%, 06/01/2017	1,929	2,002
7.00%, 06/01/2017	1,388	1,438
3.39%, 08/01/2017	274,000	286,259
6.00%, 08/01/2017	1,489	1,512
6.50%, 08/01/2017	2,251	2,320
5.50%, 09/01/2017	6,875	7,063
7.00%, 09/01/2017	2,768	2,872
2.49%, 10/01/2017	460,390	471,397
2.62%, 10/01/2017	599,000	614,888
2.69%, 10/01/2017	393,452	404,355
5.90%, 10/01/2017	2,289,563	2,492,463
6.50%, 10/01/2017	2,673	2,715
6.00%, 11/01/2017	33,101	33,996
6.00%, 11/01/2017	3,358	3,450
6.50%, 11/01/2017	3,658	3,794
7.00%, 11/01/2017	2,917	2,961
3.38%, 01/01/2018	1,032,000	1,081,518
3.52%, 01/01/2018	636,914	670,131
3.54%, 01/01/2018	961,175	1,010,490
3.63%, 01/01/2018	310,000	326,772
5.50%, 02/01/2018	23,985	25,023
5.50%, 02/01/2018	39,020	40,469
3.80%, 03/01/2018	579,433	613,933
6.00%, 03/01/2018	11,076	11,374
6.50%, 03/01/2018	1,566	1,570
5.00%, 04/01/2018	15,216	15,928
4.50%, 05/01/2018	8,172	8,509
5.00%, 05/01/2018	46,784	48,975
5.00%, 05/01/2018	22,464	23,516
6.00%, 05/01/2018	5,493	5,713
9.00%, 05/01/2018	744	791

3.64%, 06/01/2018	700,372	741,084
3.74%, 06/01/2018	1,945,796	2,060,303
4.50%, 06/01/2018	1,668	1,736
4.50%, 06/01/2018	11,552	12,029
5.00%, 06/01/2018	48,821	51,106
5.00%, 06/01/2018	9,321	9,758
5.00%, 06/01/2018	37,261	39,006
4.50%, 07/01/2018	15,278	15,905
5.00%, 07/01/2018	56,742	59,399
4.50%, 08/01/2018	10,770	11,213
4.50%, 08/01/2018	20,317	21,154
5.00%, 08/01/2018	30,514	31,943
5.00%, 09/01/2018	41,241	43,172
4.50%, 10/01/2018	27,039	28,153
5.00%, 10/01/2018	26,289	27,520
5.00%, 10/01/2018	26,193	27,419
4.50%, 11/01/2018	42,896	44,670
5.00%, 11/01/2018	25,163	26,341
5.00%, 11/01/2018	5,981	6,261
5.00%, 11/01/2018	52,354	55,513
6.07%, 11/01/2018	591,077	632,950
3.04%, 12/01/2018	1,238,000	1,291,652
4.50%, 12/01/2018	107,359	111,821
5.00%, 12/01/2018	377	398
5.00%, 12/01/2018	127,798	133,781
9.50%, 12/01/2018	1,395	1,516
1.91%, 01/01/2019	506	528
6.00%, 01/01/2019	15,598	16,118
0.73%, 02/01/2019	4,779,497	4,801,877
1.91%, 03/01/2019	1,472	1,517
4.50%, 03/01/2019	32,084	33,502
6.00%, 03/01/2019	37,270	38,627
2.14%, 04/01/2019	2,016,277	2,047,102
3.50%, 04/01/2019	32,589	34,343
5.00%, 04/01/2019	106,661	113,213
5.00%, 04/01/2019	1,875	1,963
10.51%, 04/15/2019	5,236	5,866
2.19%, 05/01/2019	974,721	990,946
4.50%, 05/01/2019	8,868	9,277
2.45%, 06/01/2019	1,622,643	1,662,225
2.48%, 06/01/2019	2,932,822	3,002,237
4.50%, 06/01/2019	64,475	67,314
1.94%, 07/01/2019	1,320,287	1,325,755
2.20%, 07/01/2019	737,141	748,922
2.37%, 07/01/2019	1,548,000	1,583,386
5.50%, 07/01/2019	79,625	84,262

6.00%, 07/01/2019	9,642	9,944
2.03%, 08/01/2019	4,923,000	4,959,910
2.63%, 08/01/2019	151	152
5.50%, 08/01/2019	84,836	89,841
5.00%, 09/01/2019	2,665	2,797
5.50%, 09/01/2019	61,615	65,999
9.00%, 09/01/2019	425	430
5.00%, 10/01/2019	20,559	21,647
6.00%, 10/01/2019	30,115	31,381
4.13%, 11/01/2019	877,000	953,019
4.24%, 11/01/2019	351,132	382,221
4.50%, 11/01/2019	14,432	15,065
4.50%, 11/01/2019	67,251	70,160
4.50%, 11/01/2019	28,685	29,928
1.47%, 12/01/2019	825,236	813,365
1.69%, 12/01/2019	1,032,000	1,019,600
1.80%, 12/01/2019	776,359	775,309
4.18%, 12/01/2019	473,099	514,200
4.26%, 12/01/2019	949,842	1,035,488
4.50%, 12/01/2019	45,930	48,019
4.51%, 12/01/2019	2,036,120	2,243,274
5.00%, 12/01/2019	30,471	32,390
1.50%, 01/01/2020	819,676	808,000
1.58%, 01/01/2020	1,467,635	1,451,725
4.28%, 01/01/2020	1,884,561	2,035,996
4.54%, 01/01/2020	334,293	367,041
5.50%, 01/01/2020	187,351	197,798
4.37%, 02/01/2020	1,153,097	1,264,154
4.40%, 02/01/2020	289,000	317,879
4.40%, 02/01/2020	6,347,000	6,997,376
4.36%, 03/01/2020	278,405	304,975
5.50%, 03/01/2020	34,102	35,638
6.00%, 03/01/2020	15,762	16,638
4.00%, 04/01/2020	10,753	11,043
4.35%, 04/01/2020	1,486,571	1,631,630
4.38%, 04/01/2020	2,008,877	2,207,562
2.01%, 06/01/2020	9,288,000	9,290,993
5.50%, 06/01/2020	246,936	257,735
5.50%, 06/01/2020	56,376	59,753
3.74%, 07/01/2020	572,691	613,811
3.93%, 07/01/2020	1,484,238	1,602,401
3.95%, 07/01/2020	826,000	896,903
3.95%, 07/01/2020	712,898	773,197
4.07%, 07/01/2020	3,160,557	3,424,846
4.13%, 07/01/2020	696,427	758,677
5.50%, 07/01/2020	58,121	60,577

3.74%, 08/01/2020	1,281,259	1,375,081
3.89%, 08/01/2020	1,230,069	1,326,082
3.96%, 08/01/2020	990,939	1,071,828
4.30%, 08/01/2020	479,165	525,011
6.50%, 08/01/2020	7,870	8,398
3.43%, 09/01/2020	954,860	1,011,619
3.50%, 09/01/2020	811,095	866,883
3.60%, 09/01/2020	191,961	204,886
3.85%, 09/01/2020	1,728,529	1,862,671
0.68%, 10/01/2020	1,978,903	1,979,722
3.29%, 10/01/2020	803,764	848,526
3.36%, 10/01/2020	826,000	872,572
3.50%, 10/01/2020	1,152,878	1,225,237
3.54%, 10/01/2020	991,000	1,055,907
3.59%, 10/01/2020	1,522,558	1,624,791
3.92%, 10/01/2020	700,268	756,353
3.23%, 11/01/2020	592,354	623,670
3.27%, 11/01/2020	788,569	833,109
3.35%, 11/01/2020	649,548	685,854
0.80%, 12/01/2020	1,640,000	1,639,568
2.00%, 12/01/2020	1,548,000	1,534,852
3.48%, 12/01/2020	877,000	931,730
3.52%, 12/01/2020	950,817	1,010,653
3.70%, 12/01/2020	381,841	408,139
3.83%, 12/01/2020	910,399	980,910
3.56%, 01/01/2021	2,208,185	2,357,090
3.77%, 01/01/2021	1,201,965	1,295,634
3.87%, 01/01/2021	1,176,000	1,270,557
3.93%, 01/01/2021	405,028	438,253
4.05%, 01/01/2021	482,000	521,373
4.30%, 01/01/2021	815,932	897,879
4.38%, 01/01/2021	2,426,462	2,680,989
4.45%, 01/01/2021	427,341	473,529
4.64%, 01/01/2021	1,273,318	1,421,531
4.33%, 02/01/2021	500,080	551,558
4.16%, 03/01/2021	1,739,234	1,903,119
6.00%, 03/01/2021	59,154	63,632
8.00%, 03/01/2021	88	89
4.25%, 04/01/2021	1,032,000	1,134,993
4.25%, 04/01/2021	784,000	858,030
4.30%, 04/01/2021	301,058	331,316
4.33%, 04/01/2021	731,426	805,302
6.00%, 04/01/2021	188,952	196,573
6.00%, 04/01/2021	21,872	23,344
4.36%, 05/01/2021	1,525,829	1,684,831
4.39%, 05/01/2021	767,706	850,584

3.97%, 06/01/2021	638,305	689,604
4.02%, 06/01/2021	691,000	746,484
4.10%, 06/01/2021	688,187	750,081
4.19%, 06/01/2021	552,167	604,974
4.24%, 06/01/2021	1,725,371	1,895,039
4.27%, 06/01/2021	864,969	941,771
4.30%, 06/01/2021	1,265,065	1,393,764
4.34%, 06/01/2021	1,858,000	2,041,495
4.48%, 06/01/2021	929,000	1,036,397
3.86%, 07/01/2021	970,804	1,041,691
3.89%, 07/01/2021	913,000	985,713
3.94%, 07/01/2021	1,032,000	1,119,736
3.99%, 07/01/2021	541,185	586,218
4.06%, 07/01/2021	998,000	1,085,960
4.26%, 07/01/2021	2,252,000	2,482,865
4.32%, 07/01/2021	976,886	1,077,781
6.00%, 07/01/2021	12,040	12,742
4.05%, 08/01/2021	182,358	198,382
4.13%, 08/01/2021	790,351	865,493
4.50%, 08/01/2021	2,838,000	3,158,926
6.00%, 08/01/2021	168,898	178,294
3.77%, 09/01/2021	2,776,000	2,990,814
3.78%, 09/01/2021	738,874	793,211
3.85%, 09/01/2021	874,448	942,054
3.88%, 09/01/2021	1,747,372	1,885,876
3.89%, 09/01/2021	1,445,000	1,572,628
3.92%, 09/01/2021	664,544	718,454
3.31%, 10/01/2021	1,708,088	1,793,110
3.40%, 10/01/2021	354,738	374,143
4.07%, 10/01/2021	1,814,012	1,976,430
0.56%, 11/01/2021	609,000	609,310
3.43%, 11/01/2021	1,006,210	1,061,527
5.00%, 11/01/2021	262,054	279,168
3.03%, 12/01/2021	969,085	1,003,431
3.31%, 12/01/2021	390,570	409,879
3.42%, 12/01/2021	5,158,895	5,445,506
3.83%, 12/01/2021	1,548,000	1,649,402
6.00%, 12/01/2021	66,515	71,156
2.97%, 01/01/2022	776,662	801,194
3.03%, 01/01/2022	902,107	934,378
3.09%, 01/01/2022	1,356,929	1,408,851
3.12%, 01/01/2022	1,238,000	1,288,833
3.20%, 01/01/2022	826,000	862,252
2.99%, 02/01/2022	291,207	300,634
3.06%, 02/01/2022	863,000	894,410
3.09%, 02/01/2022	1,116,013	1,158,519

3.14%, 02/01/2022	486,360	505,048
3.14%, 02/01/2022	2,064,000	2,145,299
0.98%, 03/01/2022	965,040	964,813
2.75%, 03/01/2022	974,412	997,213
2.97%, 03/01/2022	541,279	558,833
2.97%, 03/01/2022	619,000	637,876
3.08%, 03/01/2022	427,326	443,268
3.14%, 03/01/2022	302,588	314,886
3.21%, 03/01/2022	310,000	323,435
2.70%, 04/01/2022	1,665,089	1,692,899
3.08%, 04/01/2022	1,000,263	1,038,301
3.73%, 04/01/2022	2,456,873	2,621,756
6.50%, 04/01/2022	47,571	51,714
2.74%, 05/01/2022	1,162,442	1,185,984
2.77%, 05/01/2022	1,651,000	1,683,895
2.86%, 05/01/2022	1,467,927	1,507,340
2.90%, 05/01/2022	978,884	1,006,288
2.94%, 05/01/2022	1,076,054	1,110,219
3.02%, 05/01/2022	678,351	702,002
3.10%, 05/01/2022	796,913	828,273
3.12%, 05/01/2022	980,006	1,019,988
3.32%, 05/01/2022	2,389,562	2,504,452
6.50%, 05/01/2022	9,714	11,152
2.60%, 06/01/2022	872,366	883,611
2.76%, 06/01/2022	1,605,000	1,625,323
2.67%, 07/01/2022	624,000	630,703
2.67%, 07/01/2022	1,219,605	1,237,998
2.69%, 07/01/2022	1,024,439	1,046,656
2.71%, 07/01/2022	1,000,000	1,013,928
2.82%, 07/01/2022	1,119,934	1,146,853
2.98%, 07/01/2022	2,270,000	2,339,281
2.65%, 08/01/2022	1,032,000	1,041,163
0.62%, 09/01/2022	1,238,000	1,245,239
2.47%, 09/01/2022	391,591	392,831
4.03%, 09/01/2022	1,229,730	1,335,492
0.61%, 10/01/2022	1,460,993	1,462,348
2.39%, 10/01/2022	667,082	665,540
2.52%, 10/01/2022	1,000,451	1,005,771
2.57%, 10/01/2022	617,309	622,076
2.64%, 10/01/2022	684,000	691,002
2.37%, 11/01/2022	1,030,550	1,023,992
2.37%, 11/01/2022	491,690	488,927
2.38%, 11/01/2022	889,010	884,230
2.41%, 11/01/2022	616,108	614,809
2.44%, 11/01/2022	847,287	847,156
2.45%, 11/01/2022	1,401,000	1,392,366

2.47%, 11/01/2022	516,000	512,472
2.55%, 11/01/2022	411,288	413,898
2.55%, 11/01/2022	1,287,551	1,295,722
7.50%, 11/01/2022	2,926	3,185
2.24%, 12/01/2022	664,985	656,201
2.28%, 12/01/2022	1,055,622	1,042,515
2.32%, 12/01/2022	392,902	389,344
2.34%, 12/01/2022	2,427,373	2,405,963
2.38%, 12/01/2022	511,323	508,123
2.39%, 12/01/2022	1,086,997	1,081,111
2.40%, 12/01/2022	1,632,000	1,618,547
2.42%, 12/01/2022	1,205,530	1,202,627
2.66%, 12/01/2022	1,500,000	1,524,324
6.50%, 12/01/2022	44,081	50,604
0.52%, 01/01/2023	1,527,000	1,529,451
0.53%, 01/01/2023	4,470,074	4,468,479
0.57%, 01/01/2023	794,436	800,600
2.15%, 01/01/2023	502,196	492,603
2.33%, 01/01/2023	1,762,361	1,744,511
2.34%, 01/01/2023	1,408,572	1,395,393
2.37%, 01/01/2023	1,134,322	1,126,206
2.40%, 01/01/2023	1,523,193	1,516,980
2.44%, 01/01/2023	1,015,598	1,013,722
2.45%, 01/01/2023	752,070	751,003
2.51%, 01/01/2023	949,000	941,284
2.60%, 01/01/2023	793,258	799,766
5.50%, 01/01/2023	3,709,856	4,160,447
0.56%, 02/01/2023	1,135,000	1,134,423
2.40%, 02/01/2023	1,465,000	1,449,708
2.45%, 02/01/2023	1,290,000	1,277,938
6.00%, 02/01/2023	473,715	524,466
2.49%, 03/01/2023	822,547	822,395
2.50%, 04/01/2023	1,445,000	1,435,135
2.64%, 04/01/2023	362,441	365,156
2.70%, 04/01/2023	648,157	654,188
2.52%, 05/01/2023	3,302,000	3,259,998
2.54%, 05/01/2023	310,000	308,959
5.00%, 05/01/2023	41,639	44,780
2.42%, 06/01/2023	926,226	918,868
2.66%, 06/01/2023	698,456	698,702
2.76%, 06/01/2023	1,946,066	1,961,645
2.77%, 06/01/2023	929,000	932,826
2.64%, 07/01/2023	413,000	411,315
3.67%, 07/01/2023	4,850,000	5,127,981
3.74%, 07/01/2023	568,000	608,086
5.50%, 07/01/2023	38,152	42,791

3.59%, 08/01/2023	1,135,000	1,200,594
4.18%, 09/01/2023	1,436,287	1,577,593
3.76%, 10/01/2023	991,480	1,063,947
0.65%, 12/01/2023	3,000,000	3,020,257
3.38%, 12/01/2023	2,500,000	2,606,819
3.50%, 12/01/2023	2,234,000	2,347,863
3.45%, 01/01/2024	1,800,000	1,885,549
6.00%, 01/01/2024	370,686	413,364
6.00%, 01/01/2024	128,991	143,320
7.00%, 01/01/2024	781	896
6.50%, 02/01/2024	190,726	211,257
10.00%, 02/01/2024	860	877
6.00%, 04/01/2024	25,127	28,513
0.55%, 05/01/2024	1,958,449	1,959,093
3.32%, 05/01/2024	2,500,000	2,587,422
8.00%, 05/01/2024	955	1,091
6.00%, 07/01/2024	85,958	95,326
6.50%, 07/01/2024	90,133	103,470
8.50%, 07/01/2024	2,129	2,505
5.00%, 08/01/2024	137,213	149,197
0.66%, 09/01/2024	3,823,634	3,833,602
7.50%, 10/01/2024	937	1,070
0.55%, 12/01/2024	5,000,000	4,998,853
2.90%, 12/01/2024	2,000,000	1,989,875
2.92%, 12/01/2024	1,000,000	998,178
3.11%, 12/01/2024	2,500,000	2,533,567
2.93%, 01/01/2025	2,000,000	2,003,514
2.99%, 01/01/2025	1,580,000	1,588,334
3.64%, 01/01/2025	576,108	609,782
0.56%, 03/01/2025	3,978,227	3,978,601
2.70%, 04/01/2025	5,000,000	4,911,609
6.50%, 04/01/2025	13,965	16,032
8.50%, 05/01/2025	86	86
5.50%, 07/01/2025	150,870	169,243
5.00%, 10/01/2025	39,541	43,636
3.77%, 12/01/2025	3,500,000	3,702,544
9.00%, 12/01/2025	196	198
3.50%, 01/01/2026	785,079	830,614
6.00%, 03/01/2026	36,027	40,892
7.00%, 04/01/2026	6,849	7,313
9.00%, 04/01/2026	109	110
6.00%, 05/01/2026	78,988	89,656
6.00%, 07/01/2026	84,213	95,577
3.29%, 08/01/2026	1,500,000	1,521,134
3.29%, 08/01/2026	3,000,000	3,040,282
4.55%, 08/01/2026	1,095,264	1,208,724

4.76%, 08/01/2026	1,075,533	1,219,755
4.77%, 08/01/2026	684,198	776,172
6.50%, 08/01/2026	143,336	165,949
3.25%, 09/01/2026	1,500,000	1,516,219
3.24%, 10/01/2026	1,978,499	2,003,273
3.12%, 11/01/2026	1,000,000	1,002,702
3.29%, 11/01/2026	2,000,000	2,028,246
3.14%, 12/01/2026	1,982,980	1,990,884
3.24%, 12/01/2026	1,500,000	1,516,575
3.26%, 12/01/2026	1,000,000	1,020,619
4.66%, 12/01/2026	1,169,474	1,303,988
3.12%, 02/01/2027	1,500,000	1,516,228
3.34%, 02/01/2027	1,500,000	1,530,976
2.91%, 03/01/2027	10,000,000	9,801,745
3.50%, 03/01/2027	4,780,168	5,051,157
8.00%, 03/01/2027	8,552	9,779
3.00%, 04/01/2027	1,270,370	1,317,417
3.03%, 04/01/2027	1,500,000	1,479,068
2.79%, 05/01/2027	2,000,000	1,925,705
2.81%, 05/01/2027	2,000,000	1,935,083
2.83%, 05/01/2027	8,000,000	7,736,387
3.00%, 05/01/2027	7,542,879	7,822,357
8.00%, 06/01/2027	10,529	12,124
2.50%, 07/01/2027 (d)	500,000	505,234
3.50%, 07/01/2027	5,798,426	6,129,112
6.00%, 07/01/2027	106,021	120,329
2.50%, 09/01/2027	922,894	939,548
2.63%, 09/01/2027	12,050	12,838
6.00%, 09/01/2027	309,472	351,228
7.00%, 09/01/2027	1,565	1,824
6.00%, 11/01/2027	47,757	54,204
2.50%, 12/01/2027	2,210,636	2,250,480
6.00%, 12/01/2027	150,568	170,857
6.00%, 01/01/2028	224,892	255,251
2.50%, 03/01/2028	7,313,067	7,435,961
2.50%, 04/01/2028	8,713,034	8,859,693
5.00%, 05/01/2028	52,919	58,363
8.00%, 06/01/2028	6,116	6,976
9.50%, 07/01/2028	1,693	1,871
3.00%, 08/01/2028	2,926,472	3,034,474
3.00%, 09/01/2028	4,221,981	4,377,837
8.00%, 09/01/2028	14,738	17,311
2.50%, 10/01/2028	953,302	966,377
6.00%, 10/01/2028	188,105	213,594
8.00%, 11/01/2028	53,361	65,128
3.00%, 12/01/2028	1,795,149	1,858,514

6.00%, 12/01/2028	5,052	5,739
6.00%, 01/01/2029	8,866	10,170
7.00%, 01/01/2029	9,893	11,035
3.72%, 03/01/2029	7,788	8,280
6.50%, 03/01/2029	27,781	32,843
4.50%, 08/01/2029	417,490	451,040
4.50%, 09/01/2029	472,746	510,981
6.00%, 09/01/2029	132,143	150,044
3.63%, 10/01/2029	1,491,820	1,540,566
6.50%, 11/01/2029	1,122,515	1,301,707
3.55%, 02/01/2030	1,500,000	1,538,576
8.50%, 02/01/2030	1,699	1,743
2.50%, 04/01/2030	3,967,054	4,014,438
3.03%, 04/01/2030	3,500,000	3,345,366
3.08%, 04/01/2030	2,000,000	1,952,305
2.50%, 05/01/2030	4,939,396	4,995,900
2.92%, 05/01/2030	4,000,000	3,857,796
2.94%, 05/01/2030	2,500,000	2,383,269
2.96%, 06/01/2030	2,070,000	2,005,683
3.20%, 06/01/2030	1,000,000	978,935
9.00%, 12/01/2030	1,698	1,721
5.00%, 04/01/2031	243,634	275,778
6.50%, 08/01/2031	29,463	34,777
4.00%, 11/01/2031	10,826,990	11,571,214
6.50%, 02/01/2032	113,836	132,166
7.00%, 06/01/2032	5,985	6,442
3.50%, 07/01/2032	225,423	235,411
3.50%, 08/01/2032	1,720,107	1,796,055
7.00%, 08/01/2032	2,824	3,031
5.50%, 11/01/2032	89,004	102,229
3.50%, 12/01/2032	617,941	645,418
5.00%, 12/01/2032	3,642	3,912
6.00%, 12/01/2032	40,204	46,476
6.00%, 12/01/2032	304,881	350,429
3.50%, 02/01/2033	1,091,943	1,140,546
5.50%, 02/01/2033	5,706	6,432
7.00%, 02/01/2033	1,926	2,141
5.50%, 03/01/2033	170,442	194,453
6.00%, 03/01/2033	8,114	9,317
6.00%, 03/01/2033	4,792	5,462
6.00%, 03/01/2033	4,516	5,154
6.00%, 03/01/2033	11,304	12,947
6.00%, 03/01/2033	12,674	14,468
5.50%, 04/01/2033	120,931	136,161
6.00%, 05/01/2033	39,309	45,534
3.50%, 06/01/2033	370,233	386,833

5.00%, 06/01/2033	33,061	36,924
7.00%, 06/01/2033	198,490	237,075
5.00%, 07/01/2033	32,746	36,387
5.00%, 07/01/2033	45,219	50,259
5.50%, 07/01/2033	33,074	37,306
2.16%, 08/01/2033	69,274	73,330
6.00%, 08/01/2033	18,207	21,073
1.79%, 09/01/2033	70,995	74,368
2.44%, 09/01/2033	33,962	36,286
5.50%, 09/01/2033	462,435	519,423
6.00%, 09/01/2033	30,090	34,825
6.00%, 09/01/2033	17,208	19,011
4.50%, 10/01/2033	11,807,590	12,854,877
2.15%, 11/01/2033	72,532	77,198
4.50%, 11/01/2033	43,396	47,096
5.00%, 11/01/2033	8,389,485	9,304,309
5.00%, 11/01/2033	11,688	12,940
5.00%, 11/01/2033	103,980	115,314
5.50%, 11/01/2033	7,585	8,598
4.00%, 12/01/2033	119,198	126,693
5.50%, 12/01/2033	163,400	186,933
1.91%, 01/01/2034	3,666	3,683
2.25%, 01/01/2034	22,297	23,732
5.50%, 01/01/2034	15,844	18,110
5.50%, 03/01/2034	16,716	18,749
2.14%, 04/01/2034	18,799	19,222
5.00%, 04/01/2034	226,466	254,620
5.50%, 04/01/2034	2,152,430	2,423,406
5.00%, 05/01/2034	67,057	75,162
2.55%, 06/01/2034	100,477	106,637
2.20%, 07/01/2034	10,457	11,194
1.57%, 08/01/2034	54,043	56,027
2.14%, 08/01/2034	37,313	39,657
2.25%, 08/01/2034	16,667	17,763
2.09%, 09/01/2034	11,857	12,593
4.50%, 09/01/2034	57,145	61,955
5.50%, 09/01/2034	44,311	49,957
1.99%, 10/01/2034	41,634	44,031
2.51%, 10/01/2034	81,472	87,369
5.50%, 10/01/2034	58,556	62,388
2.12%, 11/01/2034	37,045	39,584
2.12%, 11/01/2034	27,414	29,308
3.57%, 11/01/2034	1,481,088	1,541,324
3.61%, 11/01/2034	1,486,419	1,537,202
6.00%, 11/01/2034	11,637	13,315
5.00%, 12/01/2034	62,206	68,990

1.89%, 01/01/2035	604,146	631,479
2.12%, 01/01/2035	22,740	24,099
5.00%, 01/01/2035	56,303	63,227
7.50%, 01/01/2035	89,380	109,303
1.91%, 02/01/2035	46,430	48,711
5.00%, 02/01/2035	6,960,404	7,706,695
5.00%, 02/01/2035	7,192,736	7,971,019
5.50%, 02/01/2035	155,090	174,622
2.18%, 03/01/2035	109,846	117,403
7.50%, 03/01/2035	93,293	117,883
2.40%, 04/01/2035	109,037	116,170
3.45%, 04/01/2035	1,995,260	1,963,165
6.00%, 04/01/2035	215,498	246,596
2.05%, 05/01/2035	68,372	72,346
2.35%, 05/01/2035	14,087	14,917
3.12%, 06/01/2035	3,400,000	3,235,263
5.00%, 06/01/2035	1,314,524	1,457,353
2.18%, 07/01/2035	96,190	102,966
5.00%, 07/01/2035	7,070,055	7,837,215
5.00%, 07/01/2035	44,029	48,586
5.00%, 07/01/2035	6,143,604	6,814,084
1.92%, 08/01/2035	17,810	18,877
2.14%, 09/01/2035	52,546	56,154
5.00%, 09/01/2035	118,640	133,472
2.67%, 10/01/2035	104,984	112,763
5.00%, 10/01/2035	697,372	771,124
5.00%, 11/01/2035	267,209	295,268
5.50%, 12/01/2035	178,214	194,734
2.14%, 01/01/2036	218,533	230,565
2.40%, 01/01/2036	110,141	117,691
2.88%, 01/01/2036	7,232	7,376
5.00%, 01/01/2036	127,678	141,117
6.50%, 01/01/2036	638,162	736,358
2.88%, 02/01/2036	51,673	55,029
5.00%, 02/01/2036	101,370	112,098
6.00%, 02/01/2036	12,822	14,466
7.00%, 02/01/2036	61,359	71,671
2.88%, 03/01/2036	1,291,661	1,377,351
7.00%, 03/01/2036	3,800	4,358
5.50%, 04/01/2036	185,330	207,807
6.50%, 04/01/2036	4,133	4,332
2.48%, 05/01/2036	47,331	50,545
5.50%, 05/01/2036	232,437	261,571
5.50%, 05/01/2036	156,032	175,365
2.38%, 06/01/2036	321,157	341,982
2.41%, 06/01/2036	64,476	68,394

2.58%, 06/01/2036	84,430	90,900
2.27%, 07/01/2036	148,122	157,670
6.50%, 07/01/2036	15,581	17,887
2.24%, 08/01/2036	298,170	318,255
2.25%, 08/01/2036	81,538	86,851
2.69%, 08/01/2036	41,594	43,630
6.22%, 08/01/2036	144,574	156,035
6.50%, 08/01/2036	381,391	444,031
1.75%, 09/01/2036	408,086	428,203
1.98%, 09/01/2036	83,932	88,444
2.14%, 09/01/2036	100,413	106,963
2.28%, 09/01/2036	275,696	293,875
2.45%, 09/01/2036	105,502	113,172
6.00%, 09/01/2036	885,867	1,013,183
2.16%, 10/01/2036	180,289	192,713
2.58%, 10/01/2036	196,101	211,361
2.58%, 10/01/2036	483,238	520,339
6.50%, 10/01/2036	110,222	127,036
2.45%, 11/01/2036	112,821	120,300
2.67%, 11/01/2036	144,706	154,502
5.50%, 11/01/2036	65,683	73,679
6.00%, 11/01/2036	115,174	130,892
2.41%, 12/01/2036	376,532	401,471
2.55%, 12/01/2036	194,249	207,587
7.00%, 12/01/2036	11,359	12,644
1.82%, 01/01/2037	123,621	130,100
2.42%, 01/01/2037	63,214	68,406
6.50%, 01/01/2037	298,213	358,126
7.50%, 01/01/2037	15,493	17,063
1.81%, 02/01/2037	155,917	163,984
2.41%, 02/01/2037	198,711	211,452
5.50%, 03/01/2037	1,162,173	1,303,777
6.00%, 03/01/2037	296,863	336,178
7.00%, 03/01/2037	28,478	34,437
2.36%, 04/01/2037	342,545	368,458
5.50%, 04/01/2037	355,965	401,380
7.00%, 04/01/2037	56,517	64,489
7.00%, 04/01/2037	189,973	223,577
5.50%, 05/01/2037	708,884	795,531
6.50%, 05/01/2037	8,986	9,247
7.50%, 05/01/2037	87,025	102,680
1.71%, 07/01/2037	153,730	161,226
2.16%, 07/01/2037	17,423	18,201
2.26%, 07/01/2037	526,314	559,327
2.34%, 07/01/2037	153,558	164,337
5.00%, 07/01/2037	1,723,823	1,911,868

2.94%, 08/01/2037	333,842	357,731
6.00%, 08/01/2037	11,913	13,113
6.50%, 08/01/2037	88,839	101,985
6.50%, 08/01/2037	52,674	61,276
1.96%, 09/01/2037	61,209	65,851
2.28%, 09/01/2037	11,584	11,868
2.31%, 09/01/2037	127,285	137,294
2.50%, 09/01/2037	14,667	15,040
5.99%, 09/01/2037	46,518	50,131
6.00%, 09/01/2037	179,253	204,532
7.00%, 09/01/2037	100,973	108,949
6.50%, 10/01/2037	202,806	232,996
7.50%, 10/01/2037	3,161	3,465
7.50%, 10/01/2037	390,563	460,213
1.99%, 11/01/2037	326,153	345,664
2.26%, 11/01/2037	117,421	125,705
7.50%, 11/01/2037	147,911	185,004
8.00%, 11/01/2037	24,648	27,501
2.37%, 12/01/2037	557,730	597,752
2.41%, 01/01/2038	67,021	72,007
5.50%, 01/01/2038	390,520	439,232
7.00%, 01/01/2038	30,949	33,576
8.00%, 01/01/2038	8,291	10,093
6.00%, 04/01/2038	57,010	65,154
5.50%, 05/01/2038	84,081	91,791
6.00%, 05/01/2038	669,672	761,669
5.50%, 06/01/2038	3,080,715	3,453,635
5.50%, 06/01/2038	383,664	430,145
5.50%, 09/01/2038	2,047,106	2,301,385
7.00%, 09/01/2038	112,171	137,403
6.50%, 10/01/2038	896,189	1,030,189
6.50%, 10/01/2038	231,248	265,467
7.00%, 10/01/2038	180,231	209,134
6.00%, 11/01/2038	123,649	142,674
7.00%, 11/01/2038	140,366	166,734
7.50%, 11/01/2038	93,591	111,089
7.00%, 12/01/2038	378,730	429,847
5.00%, 01/01/2039	6,157,358	6,790,738
7.00%, 01/01/2039	604,853	707,105
7.50%, 04/01/2039	379,111	481,424
5.50%, 06/01/2039	43,513	47,509
5.00%, 09/01/2039	348,139	385,764
5.50%, 09/01/2039	143,921	161,586
4.50%, 11/01/2039	64,673	70,004
5.50%, 12/01/2039	184,975	207,603
6.00%, 12/01/2039	3,595,066	4,086,185

4.00%, 07/01/2040 (d)	23,500,000	24,865,479
4.00%, 07/01/2040	11,135,372	11,810,560
5.50%, 07/01/2040 (d)	13,000,000	14,597,781
4.00%, 08/01/2040	422,138	448,025
4.50%, 08/01/2040	9,217,692	9,981,096
4.50%, 08/01/2040	11,330,143	12,265,007
5.00%, 08/01/2040	833,629	929,541
5.00%, 08/01/2040	1,809,208	2,008,031
3.50%, 08/15/2040 (d)	22,000,000	22,570,195
4.00%, 08/15/2040 (d)	51,500,000	54,371,730
4.00%, 09/01/2040	2,967,506	3,152,313
6.00%, 10/01/2040	4,504,925	5,126,310
4.00%, 11/01/2040	2,133,902	2,259,590
3.50%, 12/01/2040	223,939	230,932
4.00%, 12/01/2040	2,856,008	3,038,134
4.00%, 12/01/2040	452,673	480,569
4.50%, 12/01/2040	3,455,300	3,744,064
4.50%, 12/01/2040	13,363,521	14,469,231
4.00%, 01/01/2041	1,136,765	1,209,341
4.00%, 01/01/2041	597,228	635,382
4.00%, 01/01/2041	3,746,283	3,986,151
4.00%, 01/01/2041	2,317,268	2,465,034
4.00%, 01/01/2041	2,483,025	2,641,342
4.00%, 01/01/2041	3,297,645	3,508,775
4.00%, 01/01/2041	1,207,288	1,284,632
3.50%, 02/01/2041	18,652,600	19,234,748
4.00%, 02/01/2041	2,259,661	2,406,245
4.00%, 02/01/2041	142,343	151,348
4.50%, 03/01/2041	2,601,031	2,817,316
4.50%, 04/01/2041	2,346,919	2,539,260
4.50%, 05/01/2041	4,404,218	4,771,324
3.50%, 07/15/2041 (d)	6,000,000	6,171,445
4.50%, 07/15/2041 (d)	1,000,000	1,080,312
4.00%, 09/01/2041	687,978	731,548
4.00%, 10/01/2041	2,248,214	2,394,734
4.00%, 10/01/2041	1,806,910	1,912,532
3.50%, 11/01/2041	8,428,420	8,694,592
3.50%, 11/01/2041	808,441	834,094
3.50%, 12/01/2041	1,033,183	1,065,932
4.00%, 12/01/2041	5,077,130	5,396,897
4.50%, 01/01/2042	5,991,619	6,484,965
3.50%, 02/01/2042	969,058	1,000,029
4.00%, 03/01/2042	342,480	355,697
3.00%, 05/01/2042	989,658	988,972
3.50%, 05/01/2042	15,286,334	15,773,289
5.00%, 05/01/2042	5,978,399	6,621,856

3.50%, 06/01/2042	3,708,868	3,826,994
3.50%, 07/01/2042	2,201,444	2,271,737
3.50%, 07/01/2042	7,662,241	7,906,300
4.00%, 07/01/2042	805,040	857,961
4.00%, 07/01/2042	687,660	732,993
4.00%, 07/01/2042	865,413	921,367
4.00%, 07/01/2042	1,485,581	1,583,050
3.50%, 09/01/2042	1,707,971	1,759,563
3.00%, 10/01/2042	9,010,601	9,004,368
3.50%, 10/01/2042	795,552	820,898
3.50%, 10/01/2042	1,419,882	1,465,317
3.00%, 11/01/2042	3,200,603	3,198,386
3.50%, 11/01/2042	13,030,332	13,446,988
3.50%, 11/01/2042	5,216,243	5,384,583
3.00%, 12/01/2042	201,762	201,622
3.00%, 12/01/2042	2,070,925	2,069,492
3.00%, 01/01/2043	2,515,759	2,503,861
3.00%, 01/01/2043	1,708,350	1,707,167
3.00%, 01/01/2043	2,730,818	2,728,926
3.00%, 01/01/2043	2,883,210	2,880,766
3.50%, 01/01/2043	1,331,416	1,371,671
3.50%, 01/01/2043	2,200,871	2,270,718
3.00%, 02/01/2043	1,386,750	1,380,224
3.50%, 02/01/2043	139,868	144,343
3.50%, 02/01/2043	136,700	141,059
3.50%, 03/01/2043	923,959	951,853
3.50%, 03/01/2043	2,732,684	2,819,832
3.00%, 04/01/2043	4,706,779	4,700,603
3.00%, 04/01/2043	2,165,579	2,163,074
3.50%, 04/01/2043	3,701,873	3,820,305
3.00%, 05/01/2043	18,849,343	18,821,736
3.00%, 05/01/2043	223,601	223,205
3.50%, 05/01/2043	175,377	180,982
3.50%, 05/01/2043	1,271,892	1,310,187
3.50%, 05/01/2043	2,742,906	2,825,582
3.50%, 05/01/2043	3,344,972	3,445,869
3.00%, 06/01/2043	190,392	190,083
3.00%, 06/01/2043	145,158	144,923
3.00%, 06/01/2043	11,406,173	11,385,890
3.00%, 06/01/2043	1,364,637	1,362,636
3.00%, 06/01/2043	938,494	936,827
3.00%, 06/01/2043	357,760	356,034
3.50%, 06/01/2043	3,005,886	3,096,604
3.00%, 07/01/2043	134,287	134,070
3.00%, 07/01/2043	5,470,205	5,460,483
3.00%, 07/01/2043	741,689	740,371

3.00%, 07/01/2043	1,772,720	1,769,572
3.00%, 07/01/2043	159,251	158,918
3.00%, 07/01/2043	733,071	729,534
3.00%, 07/01/2043	2,422,422	2,417,379
3.00%, 07/01/2043	575,166	574,235
3.00%, 07/01/2043	181,127	180,721
3.50%, 07/01/2043	16,950,541	17,481,990
4.00%, 07/01/2043	1,803,639	1,922,614
3.00%, 08/01/2043	5,507,867	5,496,372
3.00%, 08/01/2043	2,850,445	2,844,499
3.00%, 08/01/2043	1,657,659	1,656,513
3.00%, 08/01/2043	6,419,825	6,415,383
3.00%, 08/01/2043	2,388,572	2,383,580
3.00%, 09/01/2043	115,709	115,151
3.00%, 09/01/2043	4,147,280	4,137,980
3.00%, 09/01/2043	188,248	187,767
3.00%, 09/01/2043	3,018,276	3,011,979
5.00%, 09/01/2043	3,569,829	3,937,041
2.50%, 10/01/2043	3,499,999	3,353,791
3.00%, 10/01/2043	151,540	151,224
3.00%, 10/01/2043	112,851	112,739
3.00%, 10/01/2043	161,925	161,144
4.00%, 11/01/2043	10,463,149	11,073,071
4.00%, 12/01/2043	424,422	449,162
4.00%, 12/01/2043	4,491,173	4,768,578
4.00%, 09/01/2044	3,754,096	3,974,264
3.00%, 04/01/2045	12,805,139	12,746,545
3.50%, 04/01/2045	19,249,703	19,822,303
6.00%, 11/01/2048	70,877	78,253
Fannie Mae REMIC Trust 2003-W1
5.79%, 12/25/2042	178,770	199,131
6.47%, 12/25/2042	46,289	53,733
Fannie Mae REMIC Trust 2003-W4
6.37%, 10/25/2042	28,425	32,904
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034	702,000	779,866
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044	143,709	167,649
Fannie Mae REMIC Trust 2004-W6
5.50%, 07/25/2034	88,525	90,079
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044	268,277	313,246
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046	285,647	320,630
Fannie Mae REMIC Trust 2007-W1
6.31%, 08/25/2047	40,806	46,126

Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037	98,789	109,467
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037 PO	87,135	78,061
Fannie Mae REMIC Trust 2007-W7
38.06%, 07/25/2037	67,563	105,637
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049	1,465,356	1,692,200
Fannie Mae REMICS
6.50%, 11/25/2015	2,336	2,350
6.00%, 03/25/2016	9	9
0.64%, 10/25/2016 IO	658,435	4,537
6.00%, 12/25/2016	53,804	55,258
6.00%, 12/25/2016	292	298
6.00%, 12/25/2016	13,599	13,912
6.00%, 12/25/2016	9,807	10,066
6.00%, 02/25/2017	16,265	16,752
6.00%, 02/25/2017	31,266	31,915
0.69%, 03/25/2017	1,155	1,158
6.00%, 03/25/2017	14,990	15,270
6.00%, 03/25/2017	6,219	6,352
6.00%, 04/25/2017	35,169	36,371
6.00%, 04/25/2017	34,891	35,691
6.00%, 04/25/2017	5,540	5,667
18.87%, 05/25/2017	18,284	20,928
6.00%, 06/25/2017	58,281	59,466
5.50%, 09/25/2017	34,821	35,891
5.00%, 10/25/2017	9,127	9,430
5.00%, 05/25/2018	30,312	31,549
4.75%, 09/25/2018	150,983	157,357
4.00%, 04/25/2019	35,622	36,898
8.00%, 07/25/2019	9,002	9,753
8.00%, 10/25/2019	2,976	3,235
4.00%, 11/25/2019	40,335	41,796
8.50%, 11/25/2019	1,615	1,781
9.00%, 11/25/2019	1,267	1,393
9.40%, 11/25/2019	1,352	1,493
7.50%, 12/25/2019	3,197	3,459
8.50%, 01/25/2020	333	369
8.80%, 01/25/2020	894	989
7.00%, 05/25/2020	453	493
5.50%, 06/25/2020	413	440
9.50%, 06/25/2020	603	673
7.00%, 07/25/2020	3,501	3,799
5.50%, 08/25/2020	474	504
6.50%, 08/25/2020	4,220	4,514

505.00%, 08/25/2020	7	53
1118.04%, 08/25/2020 IO	9	110
6.50%, 09/25/2020	2,034	2,173
7.00%, 09/25/2020	656	716
9.00%, 10/25/2020	3,004	3,355
21.32%, 11/25/2020	431	636
652.15%, 12/25/2020 IO	18	129
7.00%, 01/25/2021	918	1,005
908.50%, 02/25/2021 IO	1	9
5.00%, 03/25/2021	834	888
7.00%, 03/25/2021	31,633	34,404
5.00%, 05/25/2021	106,043	106,797
17.35%, 05/25/2021	668	857
8.50%, 06/25/2021	770	873
8.75%, 06/25/2021	3,401	3,838
1061.64%, 06/25/2021	31	425
6.50%, 07/25/2021	1,597	1,724
6.50%, 09/25/2021	167,818	186,437
14.91%, 09/25/2021	2,214	2,689
8.75%, 10/25/2021	6,090	6,750
24.69%, 12/25/2021	956	1,337
6.00%, 02/25/2022	174,137	190,928
6.50%, 02/25/2022	25,616	28,505
0.00%, 03/25/2022 PO	68,188	66,239
7.50%, 06/25/2022	156	174
7.00%, 07/25/2022	2,394	2,634
7.50%, 07/25/2022	27,591	30,865
8.00%, 07/25/2022	31,016	32,614
8.00%, 07/25/2022	26,331	29,572
1184.78%, 07/25/2022 IO	10	166
6.00%, 08/25/2022	4,496	4,843
6.00%, 08/25/2022	14,089	14,489
6.50%, 08/25/2022	6,264	6,802
0.21%, 09/25/2022	2,548	2,547
5.50%, 09/25/2022	4,289	4,613
6.00%, 09/25/2022	201,064	221,425
7.50%, 09/25/2022	27,138	29,841
7.75%, 09/25/2022	11,699	13,141
8.00%, 09/25/2022	32,876	36,862
0.00%, 10/25/2022 PO	3,330	3,194
1.38%, 10/25/2022	2,347	2,382
7.00%, 10/25/2022	4,935	5,629
7.50%, 10/25/2022	16,406	18,744
7.90%, 01/25/2023	16,951	19,348
6.50%, 02/25/2023	6,610	7,414
7.00%, 02/25/2023	68,990	77,420

15.50%, 02/25/2023	2,880	4,068
5.50%, 03/25/2023	351,250	384,242
6.50%, 03/25/2023	5,098	5,662
7.00%, 03/25/2023	44,802	49,909
7.50%, 03/25/2023	15,523	17,363
7.70%, 03/25/2023	7,502	8,542
0.00%, 04/25/2023 PO	2,259	2,152
5.50%, 04/25/2023	644,433	705,137
5.50%, 04/25/2023	19,742	21,647
6.00%, 04/25/2023	11,718	13,350
7.00%, 04/25/2023	15,960	17,801
17.73%, 04/25/2023 IO	12,974	3,093
18.95%, 04/25/2023	7,657	11,242
5.50%, 05/25/2023	144,964	157,475
7.00%, 05/25/2023	168,658	189,469
5.00%, 06/25/2023	168,158	177,005
6.31%, 06/25/2023 IO	116,775	12,358
7.46%, 06/25/2023 IO	96,320	6,069
4.50%, 07/25/2023	255,313	270,776
5.00%, 07/25/2023	390,000	412,634
6.50%, 07/25/2023	4,217	4,692
6.79%, 07/25/2023	84,765	93,770
7.00%, 07/25/2023	83,389	91,869
7.00%, 07/25/2023	56,883	63,831
1.07%, 08/25/2023	10,586	10,775
6.88%, 08/25/2023	76,614	85,427
7.00%, 08/25/2023	139,933	155,674
7.86%, 08/25/2023 IO	10,452	1,007
8.52%, 08/25/2023 IO	69,573	15,329
0.00%, 09/25/2023 PO	2,421	2,327
0.00%, 09/25/2023 PO	6,368	6,098
0.84%, 09/25/2023	138,752	139,614
6.50%, 09/25/2023	6,978	7,827
12.50%, 09/25/2023	4,815	5,677
13.41%, 09/25/2023	3,879	5,109
0.74%, 10/25/2023	3,947	3,962
6.50%, 10/25/2023	114,640	131,677
6.50%, 10/25/2023	50,984	57,152
10.50%, 10/25/2023	2,284	2,909
22.86%, 10/25/2023	6,368	9,858
26.78%, 10/25/2023	3,427	5,761
0.00%, 11/25/2023 PO	743	713
6.50%, 11/25/2023	38,608	44,346
0.79%, 12/25/2023	2,954	2,997
1.19%, 12/25/2023	8,897	9,113
6.50%, 12/25/2023	10,112	11,303

7.00%, 12/25/2023	2,270	2,272
12.27%, 12/25/2023	4,139	5,419
23.85%, 12/25/2023	8,897	13,818
28.00%, 12/25/2023	10,935	18,795
5.00%, 02/25/2024 IO	191,896	15,721
5.00%, 03/25/2024 IO	176,658	10,372
5.00%, 03/25/2024 IO	85,310	5,953
6.50%, 03/25/2024	179,393	196,251
6.50%, 03/25/2024	36,888	42,370
7.00%, 04/25/2024	129,584	147,119
7.00%, 04/25/2024	271,696	304,395
5.50%, 07/25/2024	37,425	41,019
5.50%, 08/25/2024	324,823	356,982
5.00%, 11/25/2024	537,185	581,732
8.50%, 01/25/2025	6,454	7,438
8.80%, 01/25/2025	8,903	10,185
0.49%, 07/25/2025	110,756	111,082
5.50%, 08/25/2025	312,264	346,722
5.50%, 01/25/2026	211,332	231,375
32.32%, 10/25/2026	40,789	67,625
7.00%, 11/25/2026	64,486	72,041
1.84%, 03/25/2027 IO	13,995	622
1.84%, 03/25/2027 IO	47,887	2,253
7.50%, 04/18/2027	9,730	10,740
7.50%, 04/20/2027	15,388	18,049
6.50%, 04/25/2027	40,607	46,643
7.50%, 05/20/2027	62,620	73,507
0.59%, 05/25/2027	5,829,432	5,876,068
6.50%, 07/18/2027	3,398	3,903
7.00%, 12/18/2027 IO	16,959	2,407
6.00%, 07/18/2028	24,131	27,418
7.41%, 07/25/2028 IO	651,633	115,841
3.00%, 12/25/2028	1,237,521	1,194,900
6.00%, 12/25/2028	12,405	13,800
7.96%, 12/25/2028 IO	26,894	5,230
5.00%, 03/25/2029	598,670	651,164
5.50%, 04/18/2029	51,719	57,666
6.35%, 04/25/2029	12,789	14,197
7.50%, 12/18/2029	18,014	20,637
7.50%, 02/25/2030	96,549	110,681
8.91%, 07/25/2030 IO	35,871	10,015
8.50%, 01/25/2031 IO	4,358	895
7.00%, 03/25/2031	11,911	13,663
3.50%, 04/25/2031	1,084,000	1,145,908
6.00%, 07/25/2031 IO	66,483	9,974
7.00%, 07/25/2031	35,509	40,487

7.00%, 08/25/2031	66,337	77,131
6.50%, 09/25/2031	15,105	17,357
7.00%, 09/25/2031	85,272	97,874
7.00%, 09/25/2031	15,917	18,280
7.00%, 09/25/2031	19,871	22,477
13.83%, 09/25/2031	30,873	32,920
23.85%, 09/25/2031	49,806	86,186
6.50%, 10/25/2031	11,318	12,721
22.39%, 10/25/2031	33,178	50,454
6.00%, 11/25/2031	129,433	147,565
7.00%, 11/25/2031	122,459	138,470
15.13%, 11/25/2031	35,924	51,481
17.03%, 12/25/2031	4,136	5,465
0.00%, 01/25/2032 PO	5,484	5,142
24.58%, 02/25/2032	23,188	40,388
1.60%, 03/25/2032 IO	129,652	7,139
10.00%, 03/25/2032	2,038	2,661
0.00%, 04/25/2032 PO	3,879	3,604
6.00%, 04/25/2032	316,658	361,335
6.50%, 04/25/2032	57,417	66,248
6.50%, 05/25/2032	118,014	131,779
6.50%, 06/25/2032	43,969	50,806
6.50%, 07/25/2032 IO	238,197	45,373
6.50%, 08/25/2032	137,373	159,252
19.29%, 08/25/2032	134,052	168,527
0.99%, 11/25/2032	591,417	606,318
5.00%, 11/25/2032	29,448	31,825
6.00%, 11/25/2032	905,048	1,033,941
8.50%, 11/25/2032	38,614	49,084
0.00%, 12/25/2032 PO	27,048	25,095
5.50%, 12/25/2032	350,268	377,123
14.14%, 12/25/2032	22,205	29,797
0.00%, 01/25/2033 PO	69,378	68,337
6.50%, 02/25/2033	44,743	50,385
5.00%, 03/25/2033 IO	66,126	10,760
6.00%, 03/25/2033	66,000	71,862
4.00%, 04/25/2033	470,000	494,333
0.00%, 05/25/2033 PO	15,940	14,660
4.00%, 05/25/2033	32,636	34,838
6.00%, 05/25/2033	233,000	262,125
6.00%, 05/25/2033 IO	20,387	4,345
6.00%, 05/25/2033	89,300	101,818
6.00%, 05/25/2033	124,000	143,188
6.50%, 05/25/2033 IO	207,458	37,852
7.00%, 05/25/2033 IO	326,369	47,834
5.75%, 06/25/2033	131,327	149,037

6.91%, 06/25/2033 IO	181,370	24,152
13.83%, 06/25/2033	134,915	166,439
5.50%, 07/25/2033	132,524	135,002
13.29%, 07/25/2033	50,912	63,169
13.83%, 07/25/2033	52,621	62,657
0.00%, 08/25/2033 PO	16,873	14,938
5.50%, 08/25/2033	144,093	148,708
5.50%, 08/25/2033 IO	535,360	113,939
5.50%, 08/25/2033	262,999	296,433
7.22%, 08/25/2033	130,616	132,154
9.83%, 08/25/2033	13,075	15,854
17.59%, 08/25/2033	88,002	119,717
3.50%, 09/25/2033	1,500,000	1,518,843
12.19%, 09/25/2033	40,984	51,653
3.00%, 10/25/2033	908,000	872,063
5.50%, 10/25/2033	1,645,664	1,857,485
7.41%, 11/25/2033 IO	262,360	66,057
0.00%, 12/25/2033 PO	206,255	178,300
13.73%, 12/25/2033	74,260	90,256
0.94%, 01/25/2034	315,642	322,049
11.24%, 01/25/2034	19,014	22,952
12.88%, 01/25/2034	3,447	3,553
15.83%, 01/25/2034	34,443	46,405
5.50%, 02/25/2034	87,127	91,862
27.85%, 02/25/2034	104,584	145,363
0.00%, 03/25/2034 PO	268,096	253,633
0.59%, 03/25/2034	245,894	247,259
5.50%, 04/25/2034	398,860	442,106
6.00%, 04/25/2034	19,060	19,543
19.01%, 04/25/2034	160,329	233,486
0.59%, 05/25/2034	529,317	532,947
15.99%, 05/25/2034	39,318	52,104
19.01%, 05/25/2034	226,309	326,482
23.25%, 05/25/2034	50,234	78,100
5.50%, 07/25/2034	1,078,292	1,215,605
13.87%, 07/25/2034	35,993	47,884
0.44%, 08/25/2034	210,567	210,913
5.50%, 08/25/2034	725,459	762,426
19.29%, 11/25/2034	85,510	116,512
21.17%, 12/25/2034	5,971	7,023
24.42%, 01/25/2035	34,963	47,068
0.00%, 04/25/2035 PO	190,348	182,176
0.54%, 04/25/2035	242,202	242,863
16.53%, 05/25/2035	27,487	36,543
19.51%, 05/25/2035	311,981	442,219
19.62%, 05/25/2035	214,475	304,692

24.06%, 05/25/2035	71,618	108,960
5.00%, 06/25/2035	94,550	100,346
6.50%, 06/25/2035	5,053	5,346
24.57%, 06/25/2035	86,809	130,201
5.75%, 07/25/2035	2,472,484	2,828,005
6.52%, 07/25/2035 IO	173,399	33,970
16.91%, 07/25/2035	61,682	84,212
5.50%, 08/25/2035	1,214,711	1,289,460
5.50%, 08/25/2035	276,494	313,429
16.23%, 08/25/2035	89,484	119,327
16.41%, 08/25/2035	144,538	194,188
0.00%, 09/25/2035 PO	46,219	44,160
23.45%, 09/25/2035	35,261	53,745
0.00%, 10/25/2035 PO	58,363	53,452
5.75%, 10/25/2035	283,328	307,191
16.41%, 10/25/2035	106,541	142,908
5.50%, 11/25/2035	73,715	75,266
23.88%, 11/25/2035	552,145	866,166
5.50%, 12/25/2035	584,000	658,744
5.50%, 12/25/2035	138,531	150,575
6.00%, 12/25/2035	1,000,000	1,104,166
6.00%, 12/25/2035	59,354	66,069
0.00%, 01/25/2036 PO	36,875	36,045
5.50%, 01/25/2036	106,280	115,091
0.00%, 03/25/2036 PO	43,271	40,057
0.00%, 03/25/2036 PO	387,757	340,167
5.50%, 03/25/2036	632,775	713,260
5.50%, 03/25/2036	340,917	372,481
5.50%, 03/25/2036	579,708	653,374
6.51%, 03/25/2036 IO	1,421,775	274,738
23.88%, 03/25/2036	37,770	60,199
0.00%, 04/25/2036 PO	73,244	65,745
0.00%, 04/25/2036 PO	175,865	166,087
0.00%, 04/25/2036 PO	131,075	113,855
0.44%, 04/25/2036	222,972	223,164
29.31%, 05/25/2036	44,868	84,287
0.00%, 06/25/2036 PO	39,930	37,373
0.00%, 06/25/2036 PO	121,552	113,041
0.00%, 06/25/2036 PO	79,678	74,615
0.00%, 06/25/2036 PO	334,471	288,851
0.00%, 06/25/2036 PO	266,414	231,754
0.59%, 06/25/2036	93,965	94,381
0.59%, 06/25/2036	412,482	415,451
0.64%, 06/25/2036	54,717	55,160
6.00%, 06/25/2036 IO	2,648	39
6.39%, 06/25/2036 IO	332,526	59,746

23.51%, 06/25/2036	15,005	20,112
0.44%, 06/27/2036	2,307,305	2,305,175
0.00%, 07/25/2036 PO	26,090	24,186
0.00%, 07/25/2036 PO	91,232	88,462
0.00%, 07/25/2036 PO	50,275	44,652
0.00%, 07/25/2036 PO	91,169	85,361
0.48%, 07/25/2036	724,450	727,841
0.54%, 07/25/2036	262,845	264,592
0.65%, 07/25/2036	81,163	81,894
6.00%, 07/25/2036	1,134,325	1,289,487
6.33%, 07/25/2036 IO	142,452	22,682
6.50%, 07/25/2036	715,024	817,909
6.50%, 07/25/2036	539,472	634,493
28.05%, 07/25/2036	42,330	76,705
38.78%, 07/25/2036	35,803	68,043
0.00%, 08/25/2036 PO	36,487	33,857
0.00%, 08/25/2036 PO	82,529	76,518
0.00%, 08/25/2036 PO	67,552	63,158
0.00%, 08/25/2036 PO	164,556	147,378
0.54%, 08/25/2036	284,995	286,423
6.31%, 08/25/2036 IO	93,197	20,104
6.50%, 08/25/2036	92,438	106,177
6.50%, 08/25/2036	420,934	482,170
0.00%, 09/25/2036 PO	83,872	77,399
0.00%, 09/25/2036 PO	65,420	62,404
0.00%, 09/25/2036 PO	91,321	85,007
6.50%, 09/25/2036	77,508	87,126
4.50%, 10/25/2036	399,335	426,069
25.45%, 10/25/2036	54,528	84,928
0.00%, 11/25/2036 PO	160,028	138,185
0.00%, 11/25/2036 PO	60,840	56,425
0.00%, 11/25/2036 PO	22,920	20,042
0.00%, 12/25/2036 PO	35,770	32,899
0.00%, 12/25/2036 PO	72,350	62,485
0.25%, 12/25/2036	214,004	209,197
0.25%, 12/25/2036	790,783	789,234
6.00%, 12/25/2036	65,598	67,753
6.46%, 12/25/2036 IO	339,577	60,521
25.81%, 12/25/2036	18,887	28,173
0.00%, 01/25/2037 PO	229,752	211,933
0.00%, 01/25/2037 PO	69,375	61,038
5.50%, 01/25/2037	134,000	144,681
0.39%, 02/25/2037	661	662
0.44%, 02/25/2037	293,768	294,075
37.88%, 02/25/2037	8,374	11,609
0.00%, 03/25/2037 PO	65,623	60,775

0.69%, 03/25/2037	177,632	179,363
0.94%, 03/25/2037	274,851	283,860
5.00%, 03/25/2037	22,361	24,355
5.89%, 03/25/2037 IO	32,903	5,092
6.00%, 03/25/2037	1,376,654	1,525,858
6.25%, 03/25/2037 IO	637,067	94,333
0.00%, 04/25/2037 PO	204,146	189,086
5.91%, 04/25/2037 IO	285,151	41,479
22.04%, 04/25/2037	134,708	194,666
0.00%, 05/25/2037 PO	53,853	51,749
0.49%, 05/25/2037	120,371	120,632
6.00%, 05/25/2037	814,947	917,415
0.59%, 06/25/2037	768,515	773,261
0.64%, 06/25/2037	60,401	60,602
5.59%, 06/25/2037 IO	134,462	16,226
5.91%, 06/25/2037 IO	158,415	24,131
5.91%, 06/25/2037 IO	518,318	73,589
6.50%, 06/25/2037	80,651	90,147
0.00%, 07/25/2037 PO	167,395	156,089
0.56%, 07/25/2037	122,699	122,797
0.69%, 07/25/2037	89,613	90,497
5.50%, 07/25/2037	353,392	399,263
6.21%, 07/25/2037 IO	997,455	151,248
6.43%, 07/25/2037 IO	596,900	93,596
6.96%, 07/25/2037 IO	1,451,765	244,050
16.03%, 07/25/2037	91,644	117,745
0.64%, 08/25/2037	665,927	667,673
5.50%, 08/25/2037	235,336	255,805
6.00%, 08/25/2037	53,444	59,870
6.00%, 08/25/2037	363,669	407,582
6.00%, 08/25/2037	413,000	467,560
6.00%, 08/25/2037	342,220	383,617
23.33%, 08/25/2037	131,297	195,084
0.64%, 09/25/2037	2,361,999	2,372,231
6.35%, 09/25/2037 IO	470,724	71,728
15.68%, 09/25/2037	36,412	47,115
0.00%, 10/25/2037 PO	1,267,692	1,139,804
6.14%, 10/25/2037	196,052	218,238
6.26%, 10/25/2037 IO	483,528	72,531
6.27%, 10/25/2037 IO	471,697	70,450
0.39%, 10/27/2037	4,021,864	3,974,587
8.21%, 11/25/2037	416,644	488,333
6.17%, 12/25/2037 IO	42,031	5,428
6.21%, 12/25/2037 IO	628,519	94,510
6.26%, 12/25/2037 IO	466,570	75,813
6.50%, 12/25/2037	430,905	498,814

1.48%, 01/25/2038 IO	1,140,982	75,824
5.72%, 02/25/2038 IO	559,017	74,598
5.81%, 02/25/2038 IO	936,694	126,773
1.09%, 03/25/2038	128,314	130,298
6.01%, 03/25/2038 IO	169,707	27,945
6.04%, 03/25/2038 IO	154,221	18,464
6.80%, 03/25/2038 IO	236,882	35,461
13.63%, 03/25/2038	59,775	74,731
5.50%, 04/25/2038	1,928,212	2,065,497
6.50%, 04/25/2038	149,959	167,211
6.66%, 04/25/2038 IO	190,815	27,314
6.71%, 04/25/2038 IO	201,270	31,213
20.14%, 04/25/2038	82,493	121,426
0.00%, 05/25/2038 PO	7,395	6,804
5.50%, 05/25/2038	1,926,892	2,065,522
1.71%, 06/25/2038 IO	433,650	33,709
5.00%, 07/25/2038	110,970	120,340
5.00%, 07/25/2038	130,580	143,522
5.50%, 07/25/2038	968,720	1,045,131
7.01%, 07/25/2038 IO	127,838	24,616
5.66%, 09/25/2038 IO	535,808	63,040
5.66%, 09/25/2038 IO	289,211	39,748
4.50%, 11/25/2038	101,565	106,284
0.59%, 12/25/2038	342,987	343,980
4.00%, 02/25/2039	523,478	547,678
4.50%, 02/25/2039	34,433	36,743
6.36%, 02/25/2039 IO	330,196	68,040
6.46%, 03/25/2039 IO	293,203	44,086
0.64%, 04/25/2039	697,597	701,239
5.00%, 07/25/2039 IO	229,069	39,555
7.00%, 07/25/2039	20,398	23,887
5.00%, 08/25/2039	783,525	868,443
6.00%, 08/25/2039	962,503	1,095,148
5.00%, 09/25/2039	861,492	923,976
6.02%, 09/25/2039	403,757	465,695
5.50%, 10/25/2039 IO	565,941	100,495
5.71%, 10/25/2039 IO	251,698	31,672
2.38%, 12/25/2039	816,781	846,943
5.99%, 12/25/2039 IO	312,204	39,090
6.30%, 12/25/2039	552,546	621,170
0.00%, 01/25/2040 PO	119,891	112,572
6.06%, 01/25/2040 IO	407,829	63,001
6.19%, 02/25/2040	153,031	173,456
0.79%, 03/25/2040	308,389	312,587
6.23%, 03/25/2040	431,753	499,499
6.44%, 03/25/2040	456,085	514,461

12.29%, 03/25/2040	799,236	976,653
0.79%, 04/25/2040	263,499	265,600
6.23%, 04/25/2040 IO	382,523	60,534
17.04%, 04/25/2040	310,000	425,062
0.79%, 05/25/2040	245,769	248,921
6.21%, 05/25/2040 IO	256,819	48,013
0.00%, 06/25/2040 PO	199,929	186,352
5.00%, 06/25/2040	2,033,630	2,243,279
5.50%, 06/25/2040	1,007,000	1,103,255
5.50%, 07/25/2040	939,944	1,070,946
4.00%, 08/25/2040	3,000,000	3,152,955
5.00%, 09/25/2040	206,000	234,114
5.50%, 10/25/2040	2,012,000	2,270,804
4.25%, 11/25/2040 IO	2,039,258	186,070
0.74%, 01/25/2041	555,147	559,248
6.34%, 01/25/2041 IO	1,416,012	324,554
0.59%, 02/25/2041	1,223,901	1,229,572
0.49%, 03/25/2041	732,182	735,111
1.83%, 04/25/2041 IO	3,170,313	225,991
0.69%, 07/25/2041	177,056	178,738
0.49%, 08/25/2041	2,434,701	2,426,342
0.74%, 08/25/2041	528,486	535,678
0.69%, 11/25/2041	614,338	620,392
7.00%, 11/25/2041	3,473,897	4,094,095
7.00%, 11/25/2041	2,822,803	3,337,965
7.00%, 11/25/2041	3,915,137	4,627,109
3.50%, 03/25/2042	1,000,000	1,004,848
6.50%, 06/25/2042	98,909	112,887
0.64%, 09/25/2042	831,554	829,918
0.69%, 09/25/2042	413,252	417,079
0.69%, 09/25/2042	2,976,282	2,986,411
0.69%, 10/25/2042	3,156,307	3,182,804
0.69%, 10/25/2042	1,341,928	1,357,619
3.00%, 02/25/2043	1,000,000	942,111
3.50%, 02/25/2043	778,685	804,804
0.54%, 03/25/2043	1,235,559	1,227,554
0.00%, 09/25/2043 PO	2,311,663	1,761,352
0.00%, 10/25/2043 PO	1,620,836	1,235,428
0.00%, 12/25/2043 PO	4,480,212	3,455,531
5.91%, 11/25/2049 IO	239,538	35,634
5.82%, 02/25/2051	305,116	334,997
5.43%, 07/25/2051	101,544	112,917
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042	95,202	106,591
6.50%, 07/25/2042	160,418	183,544

Fannie Mae Trust 2003-W6
5.20%, 09/25/2042	658,088	738,407
6.50%, 09/25/2042	272,645	310,438
Fannie Mae Trust 2003-W8
0.59%, 05/25/2042	62,657	62,993
7.00%, 10/25/2042	333,752	387,327
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033	453,492	527,381
5.04%, 11/25/2043	296,860	302,502
Fannie Mae Trust 2004-W15
0.44%, 08/25/2044	348,275	346,140
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044	116,845	136,268
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044	121,174	141,403
Fannie Mae Trust 2005-W3
0.41%, 03/25/2045	2,607,781	2,613,161
Fannie Mae Trust 2005-W4
6.00%, 08/25/2035	143,274	163,112
Fannie Mae Trust 2006-W2
2.26%, 11/25/2035	328,559	326,644
0.41%, 02/25/2036	1,248,591	1,247,553
Fannie Mae Whole Loan
0.45%, 11/25/2046	3,134,020	3,138,890
Fannie Mae-Aces
0.55%, 01/25/2017	412,466	412,815
0.49%, 12/25/2017	877,985	879,016
2.03%, 03/25/2019	1,818,000	1,847,701
0.70%, 08/25/2019	769,657	774,797
4.45%, 09/25/2019	2,106,826	2,310,676
1.80%, 12/25/2019	743,000	746,215
4.33%, 03/25/2020	826,000	904,770
3.66%, 11/25/2020	667,063	715,474
3.65%, 04/25/2021	894,000	952,745
3.76%, 04/25/2021	6,037,000	6,484,631
3.73%, 06/25/2021	5,158,000	5,552,876
3.76%, 06/25/2021	1,032,000	1,107,496
2.92%, 08/25/2021	706,000	721,465
2.61%, 10/25/2021	3,000,000	3,042,819
2.28%, 12/27/2022	1,357,000	1,328,979
2.39%, 01/25/2023	1,342,000	1,315,387
3.51%, 12/25/2023	8,394,000	8,824,914
3.50%, 01/25/2024	16,000,000	16,768,960
3.10%, 07/25/2024	1,066,000	1,086,314
3.02%, 08/25/2024	1,273,000	1,279,323
2.53%, 09/25/2024	1,390,000	1,349,160
2.72%, 10/25/2024	13,450,000	13,259,669

3.16%, 12/01/2024	2,991,649	3,036,719
2.59%, 12/25/2024	1,640,000	1,597,698
2.83%, 01/25/2025	3,500,000	3,458,668
2.90%, 01/25/2025	2,000,000	1,994,578
3.09%, 04/25/2027	23,211,000	22,936,228
FDIC Guaranteed Notes Trust 2010-C1
2.98%, 12/06/2020 (Acquired 10/28/2013, Cost $1,257,291) (b)	1,233,456	1,262,138
FHLMC Multifamily Structured Pass Through Certificates
5.09%, 03/25/2019	9,000,000	10,046,790
1.80%, 06/25/2020	60,478,431	3,789,518
2.87%, 12/25/2021	5,500,000	5,649,996
1.60%, 05/25/2022	56,177,509	4,529,705
2.37%, 05/25/2022	15,905,000	15,842,461
1.02%, 10/25/2022	23,485,919	1,234,115
2.52%, 01/25/2023	2,000,000	1,994,122
2.62%, 01/25/2023	8,500,000	8,458,231
3.06%, 07/25/2023	8,150,000	8,344,712
3.53%, 07/25/2023	12,628,000	13,339,903
3.49%, 01/25/2024	5,000,000	5,252,305
3.39%, 03/25/2024	4,286,000	4,463,899
2.81%, 01/25/2025	10,205,000	10,102,828
2.77%, 05/25/2025	4,250,000	4,149,428
FHLMC Structured Pass Through Securities
6.15%, 07/25/2032	88,247	100,265
5.58%, 07/25/2033	268,925	306,717
3.01%, 10/25/2037	2,271,996	2,268,388
7.50%, 02/25/2042	387,677	460,917
7.50%, 08/25/2042	56,931	68,025
6.50%, 02/25/2043	354,358	415,416
7.00%, 02/25/2043	122,465	148,650
5.23%, 05/25/2043	858,064	942,425
0.00%, 07/25/2043 PO	35,165	30,105
7.50%, 07/25/2043	90,511	107,961
0.00%, 09/25/2043 PO	42,826	34,527
7.50%, 09/25/2043	491,978	581,013
0.00%, 10/25/2043 PO	46,109	35,286
7.00%, 10/25/2043	481,945	552,336
1.35%, 10/25/2044	1,017,448	1,032,575
FHLMC-GNMA
7.00%, 03/25/2023	25,248	27,952
6.25%, 11/25/2023	15,445	16,952
7.50%, 04/25/2024	113,933	128,966
First Boston Mortgage Securities Corp 1987 STRIPs
0.00%, 04/25/2017	183	183
10.97%, 04/25/2017	327	5

First Horizon Alternative Mortgage Securities Trust 2005-FA7
5.00%, 09/25/2020	20,523	20,907
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035	207,763	187,033
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021	62,631	62,703
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037 (f)	114,616	98,964
First Horizon Alternative Mortgage Securities Trust 2007-FA4
5.46%, 08/25/2037 IO	1,573,338	319,539
First Horizon Mortgage Pass-Through Trust 2004-AR2
2.75%, 05/25/2034	89,546	88,858
First Horizon Mortgage Pass-Through Trust 2004-AR7
2.58%, 02/25/2035	562,412	563,908
First Horizon Mortgage Pass-Through Trust 2005-AR1
2.62%, 04/25/2035	394,381	393,529
Fnma Pass-thru Blln Multi 7+
3.00%, 06/01/2027	2,000,000	1,961,265
3.13%, 06/01/2030	1,000,000	965,292
Freddie Mac Gold Pool
6.50%, 07/01/2016	2,239	2,272
6.50%, 08/01/2016	1,395	1,420
6.00%, 04/01/2017	166,393	171,603
6.00%, 04/01/2017	84,771	87,299
7.00%, 04/01/2017	153	154
6.50%, 05/01/2017	1,036	1,044
5.50%, 06/01/2017	2,704	2,788
5.00%, 10/01/2017	27,338	28,542
6.00%, 10/01/2017	352	354
6.50%, 11/01/2017	1,238	1,285
5.00%, 12/01/2017	101,354	105,819
5.00%, 12/01/2017	107,287	112,012
6.50%, 12/01/2017	2,800	2,902
5.50%, 01/01/2018	26,167	27,138
5.50%, 02/01/2018	27,813	29,046
5.50%, 04/01/2018	285,901	299,725
6.00%, 04/01/2018	7,135	7,414
6.50%, 04/01/2018	26,533	27,287
4.00%, 06/01/2018	4,063	4,254
4.50%, 08/01/2018	9,715	10,115
4.50%, 10/01/2018	48,678	50,684
4.50%, 10/01/2018	6,413	6,677
5.00%, 12/01/2018	14,708	15,355
5.50%, 01/01/2019	50,140	52,107
6.50%, 09/01/2019	21,159	21,914
5.50%, 12/01/2019	50,042	52,798
6.00%, 02/01/2020	10,618	11,035

5.50%, 04/01/2020	49,188	52,077
5.50%, 06/01/2020	32,954	34,431
6.00%, 06/01/2020	27,533	29,110
8.00%, 07/01/2020	121	122
6.00%, 08/01/2020	15,236	16,076
6.00%, 07/01/2021	42,091	43,507
6.00%, 07/01/2021	73,554	77,466
6.00%, 01/01/2022	13,155	13,466
6.00%, 02/01/2022	12,058	12,409
6.00%, 03/01/2022	49,131	51,022
6.50%, 03/01/2022	10,645	11,437
5.50%, 11/01/2022	8,946	10,009
6.50%, 11/01/2022	37,724	43,191
6.00%, 12/01/2022	13,164	14,891
5.50%, 07/01/2023	10,841	12,136
5.50%, 01/01/2024	1,385,494	1,519,360
5.50%, 02/01/2024	33,955	36,865
8.00%, 08/01/2024	1,205	1,417
8.00%, 11/01/2024	854	949
7.50%, 08/01/2025	2,030	2,425
3.50%, 11/01/2025	795,954	839,946
3.50%, 12/01/2025	2,338,275	2,470,342
10.00%, 03/17/2026	62,478	67,742
7.00%, 04/01/2026	2,401	2,807
3.50%, 08/01/2026	2,709,211	2,861,703
3.50%, 01/01/2027	434,589	459,153
6.50%, 01/01/2028	82,949	96,550
2.50%, 04/01/2028	590,825	602,578
3.00%, 07/01/2028	3,736,430	3,869,702
8.50%, 07/01/2028	6,271	7,688
3.00%, 08/01/2028	1,973,393	2,046,819
3.00%, 09/01/2028	8,049,320	8,338,225
3.00%, 10/01/2028	3,119,062	3,237,065
7.00%, 12/01/2028	98,067	115,044
3.00%, 05/01/2029	2,636,406	2,736,033
6.50%, 06/01/2029	33,016	38,624
7.00%, 07/01/2029	1,149	1,291
6.50%, 08/01/2029	138,251	161,556
6.00%, 10/01/2029	33,179	37,966
2.50%, 03/01/2030	2,926,910	2,959,126
10.00%, 10/01/2030	343,505	387,917
7.00%, 01/01/2031	79,790	90,097
3.50%, 01/01/2032	1,182,633	1,231,811
7.50%, 01/01/2032	188,168	220,713
3.50%, 03/01/2032	474,416	494,162
7.00%, 07/01/2032	6,348	7,044

7.00%, 08/01/2032	9,796	11,787
5.50%, 01/01/2033	315,573	353,165
3.50%, 02/01/2033	360,932	376,030
6.00%, 02/01/2033	170,975	187,877
3.50%, 05/01/2033	1,440,887	1,500,916
3.50%, 05/01/2033	412,201	429,464
5.50%, 10/01/2033	78,103	88,481
6.00%, 12/01/2033	15,583	17,643
5.00%, 01/01/2034	66,854	74,852
6.00%, 01/01/2034	77,338	85,500
6.00%, 01/01/2034	55,811	63,907
5.00%, 06/01/2034	355,324	393,874
5.00%, 09/01/2034	142,419	159,273
6.50%, 11/01/2034	17,414	20,189
6.50%, 01/01/2035	220,331	261,705
5.00%, 03/01/2035	95,604	106,189
5.50%, 07/01/2035	155,749	175,470
4.50%, 11/01/2035	23,156	25,110
6.50%, 12/01/2035	128,473	148,949
6.50%, 12/01/2035	83,110	92,415
5.50%, 01/01/2036	57,118	64,034
5.00%, 03/01/2036	7,515,720	8,304,925
5.00%, 07/01/2036	6,469	7,133
5.00%, 08/20/2036	4,687,721	5,296,536
5.00%, 11/01/2036	187,470	207,208
6.00%, 11/01/2036	43,815	48,394
6.50%, 11/01/2036	266,703	304,946
6.50%, 11/01/2036	695,573	790,965
6.50%, 11/01/2036	47,097	53,922
5.50%, 12/01/2036	92,388	103,439
6.00%, 12/01/2036	45,830	52,138
6.00%, 12/01/2036	23,866	26,973
6.50%, 12/01/2036	625,679	693,301
6.50%, 12/01/2036	210,372	243,759
7.50%, 12/01/2036	681,593	805,592
6.50%, 01/01/2037	48,025	54,912
6.50%, 01/01/2037	33,506	36,620
6.50%, 02/01/2037	54,506	60,490
7.00%, 02/01/2037	18,691	21,847
5.00%, 03/01/2037	635,798	700,696
5.00%, 06/01/2037	613,441	674,276
6.50%, 06/01/2037	25,099	26,827
5.00%, 08/01/2037	599,613	660,158
6.50%, 11/01/2037	112,277	134,737
7.50%, 01/01/2038	138,456	167,383
7.50%, 01/01/2038	82,455	94,565

5.00%, 02/01/2038	649,701	714,994
5.00%, 03/01/2038	149,287	164,369
5.00%, 03/01/2038	1,084,503	1,194,086
5.00%, 03/01/2038	715,832	787,372
5.00%, 03/01/2038	668,270	734,897
6.50%, 03/01/2038	131,528	152,953
5.00%, 04/01/2038	652,855	717,599
5.50%, 05/01/2038	187,940	210,326
5.50%, 08/01/2038	225,473	252,248
5.00%, 09/01/2038	2,539	2,791
5.00%, 09/01/2038	522,897	574,866
7.50%, 09/01/2038	55,958	68,357
5.00%, 11/01/2038	3,873	4,260
5.00%, 12/01/2038	627,126	689,593
5.00%, 12/01/2038	2,361	2,597
5.00%, 02/01/2039	1,286,990	1,414,908
5.00%, 05/01/2039	15,241	17,149
4.50%, 07/01/2039	618,099	668,300
4.50%, 10/01/2039	4,185,657	4,526,194
4.50%, 11/01/2039	7,018,263	7,590,263
4.50%, 11/01/2039	4,789,614	5,179,948
5.00%, 03/01/2040	6,888,184	7,622,409
5.50%, 03/01/2040	57,893	64,778
5.50%, 05/01/2040	5,289,905	5,917,754
4.50%, 08/01/2040	1,100,272	1,190,218
5.00%, 08/01/2040	3,310,177	3,665,734
5.00%, 08/01/2040	891,059	988,297
5.50%, 08/01/2040	2,296,518	2,569,074
4.00%, 09/01/2040	1,638,951	1,736,136
4.50%, 09/01/2040	846,876	915,200
4.50%, 09/01/2040	3,390,687	3,667,004
4.00%, 11/01/2040	81,266	86,079
4.00%, 11/01/2040	4,935,255	5,222,591
4.00%, 12/01/2040	2,879,408	3,050,427
4.00%, 12/01/2040	879,853	933,646
4.00%, 12/01/2040	2,278,952	2,418,536
4.00%, 12/01/2040	1,976,443	2,097,438
4.00%, 12/01/2040	2,955,238	3,131,037
4.00%, 01/01/2041	1,932,536	2,048,076
4.50%, 03/01/2041	622,683	673,408
4.50%, 05/01/2041	4,445,319	4,817,571
5.00%, 06/01/2041	823,091	912,916
4.00%, 11/01/2041	25,916	27,438
4.00%, 01/01/2042	487,038	515,599
4.00%, 05/01/2042	34,963	37,004
3.50%, 06/01/2042	4,909,774	5,056,927

3.50%, 06/01/2042	895,312	921,405
4.00%, 06/01/2042	4,057,164	4,324,688
3.50%, 07/01/2042	20,230,772	20,819,865
3.00%, 08/01/2042	3,350,985	3,333,945
3.50%, 08/01/2042	1,669,425	1,717,920
3.50%, 08/15/2042 (d)	1,500,000	1,536,004
3.50%, 09/01/2042	6,472,274	6,661,095
3.00%, 10/01/2042	8,187,402	8,145,743
3.50%, 10/01/2042	5,417,103	5,574,589
4.00%, 10/01/2042	198,714	206,119
3.50%, 11/01/2042	209,651	215,939
4.00%, 01/01/2043	468,878	499,679
3.00%, 02/01/2043	686,470	682,976
3.00%, 03/01/2043	4,385,766	4,362,437
3.00%, 03/01/2043	8,875,618	8,830,459
3.50%, 03/01/2043	1,559,942	1,605,043
3.00%, 04/01/2043	167,573	166,641
3.50%, 05/01/2043	474,893	489,229
3.00%, 06/01/2043	18,776,212	18,669,810
3.00%, 06/01/2043	66,041	65,635
3.50%, 06/01/2043	1,612,532	1,661,148
3.50%, 06/01/2043	3,134,729	3,223,977
4.00%, 06/01/2043	24,080	25,597
3.00%, 07/01/2043	47,152	46,879
3.00%, 07/01/2043	615,926	612,356
3.00%, 08/01/2043	906,677	901,105
3.00%, 08/01/2043	11,582,433	11,513,949
3.00%, 09/01/2043	766,912	762,132
4.00%, 09/01/2043	344,061	365,357
3.50%, 10/01/2043	382,772	393,423
3.00%, 11/01/2043	89,601	89,051
4.00%, 11/01/2043	490,758	518,362
4.00%, 11/01/2043	192,448	203,611
4.00%, 12/01/2043	546,600	577,781
4.00%, 12/01/2043	1,116,293	1,185,400
4.00%, 12/01/2043	4,443,344	4,693,276
4.00%, 01/01/2044	1,346,885	1,422,645
4.00%, 01/01/2044	224,436	237,918
4.00%, 01/01/2044	2,440,876	2,581,362
4.00%, 03/01/2044	7,563,153	7,988,571
3.50%, 05/01/2044	10,219,169	10,552,119
4.50%, 05/01/2044	4,557,703	4,922,389
3.50%, 07/01/2044	11,798,665	12,126,973
4.50%, 07/01/2044	171,262	185,264
4.00%, 10/01/2044	6,645,645	7,053,097
3.50%, 03/01/2045	5,515,071	5,668,794

3.00%, 05/01/2045	1,908,731	1,897,220
3.00%, 05/01/2045	3,494,529	3,471,284
3.00%, 06/01/2045	1,000,000	992,863
Freddie Mac Non Gold Pool
2.13%, 07/01/2019	2,950	2,994
12.00%, 07/01/2019	18	18
2.25%, 07/01/2026	5,056	5,093
2.27%, 01/01/2027	11,003	11,574
2.33%, 04/01/2030	5,010	5,291
2.50%, 09/01/2032	9,459	10,121
2.47%, 05/01/2033	291,934	310,626
2.36%, 12/01/2033	53,247	57,041
2.37%, 04/01/2034	95,374	101,068
2.52%, 09/01/2034	232,003	248,180
2.38%, 01/01/2035	311,279	331,799
2.38%, 01/01/2035	95,597	102,028
2.26%, 08/01/2035	27,935	29,572
2.50%, 12/01/2035	160,323	171,080
2.30%, 02/01/2036	48,906	52,043
2.54%, 02/01/2036	220,495	235,868
2.67%, 03/01/2036	221,298	236,694
3.03%, 03/01/2036	349,372	375,568
2.49%, 05/01/2036	241,196	257,992
2.50%, 05/01/2036	154,327	163,737
2.94%, 05/01/2036	51,945	55,712
2.60%, 06/01/2036	662,454	708,882
2.64%, 06/01/2036	180,619	193,919
2.09%, 07/01/2036	100,510	106,283
2.40%, 07/01/2036	80,496	86,425
3.43%, 07/01/2036	93,063	96,933
2.00%, 08/01/2036	62,004	65,324
2.08%, 08/01/2036	126,667	133,678
2.12%, 08/01/2036	768,021	815,559
2.33%, 09/01/2036	256,797	273,363
2.46%, 09/01/2036	269,640	289,376
2.10%, 10/01/2036	425,230	448,714
2.10%, 10/01/2036	122,400	129,874
2.14%, 10/01/2036	225,573	238,318
2.19%, 10/01/2036	131,161	139,336
2.41%, 10/01/2036	48,852	50,699
2.49%, 10/01/2036	210,443	225,882
2.65%, 10/01/2036	161,885	173,861
2.20%, 11/01/2036	45,980	49,116
2.24%, 11/01/2036	210,725	224,952
2.28%, 11/01/2036	95,134	101,232
2.37%, 11/01/2036	110,835	118,418

2.38%, 11/01/2036	319,391	341,699
2.14%, 12/01/2036	612,985	651,204
2.22%, 12/01/2036	622,002	664,026
2.28%, 12/01/2036	19,876	21,206
2.57%, 12/01/2036	234,627	251,891
2.77%, 12/01/2036	32,573	35,479
2.04%, 01/01/2037	37,881	39,884
2.50%, 01/01/2037	122,784	131,654
2.28%, 02/01/2037	21,677	23,136
2.48%, 02/01/2037	19,277	20,556
2.49%, 02/01/2037	346,051	368,645
2.57%, 02/01/2037	181,187	195,376
2.83%, 02/01/2037	43,581	46,962
2.31%, 03/01/2037	632,542	670,461
2.73%, 03/01/2037	105,312	113,790
2.89%, 03/01/2037	57,056	62,278
1.93%, 04/01/2037	69,760	73,500
2.49%, 04/01/2037	10,475	10,839
2.70%, 04/01/2037	148,047	160,196
1.94%, 05/01/2037	177,639	186,758
2.39%, 05/01/2037	191,299	204,201
2.39%, 05/01/2037	83,426	88,682
2.50%, 05/01/2037	57,936	62,070
2.64%, 05/01/2037	439,122	471,080
2.82%, 05/01/2037	253,133	271,014
2.30%, 06/01/2037	115,853	123,954
2.41%, 07/01/2037	116,858	125,129
2.25%, 11/01/2037	53,820	57,165
2.67%, 04/01/2038	238,417	256,568
2.51%, 05/01/2038	167,975	179,892
3.98%, 07/01/2040	211,978	223,359
Freddie Mac Reference REMIC
6.00%, 04/15/2036	831,391	948,773
6.00%, 05/15/2036	1,135,977	1,292,128
Freddie Mac REMICS
6.50%, 08/15/2016	8,613	8,846
6.00%, 09/15/2016	24,513	25,119
6.00%, 09/15/2016	2,386	2,444
6.00%, 09/15/2016	1,683	1,718
6.00%, 09/15/2016	6,760	6,901
6.00%, 09/15/2016	10,983	11,271
6.00%, 10/15/2016	6,748	6,911
5.50%, 12/15/2016	15,658	16,014
6.00%, 12/15/2016	6,074	6,243
6.00%, 03/15/2017	7,491	7,746
5.50%, 06/15/2017	2,693	2,739

6.00%, 06/15/2017	17,077	17,575
16.31%, 08/15/2017	4,315	4,852
5.50%, 10/15/2017	11,545	12,027
5.00%, 12/15/2017	26,975	27,905
5.50%, 12/15/2017	51,748	54,017
5.00%, 01/15/2018	26,388	27,300
4.50%, 03/15/2018 IO	1,497	0
4.50%, 05/15/2018	26,637	27,795
6.50%, 05/15/2018	4,591	4,833
4.50%, 06/15/2018	218,854	228,364
5.91%, 06/15/2018 IO	35,744	2,155
4.50%, 07/15/2018	211,549	220,742
0.00%, 10/15/2018 PO	1,767	1,764
0.00%, 03/15/2019 PO	92,368	91,456
6.50%, 03/15/2019 IO	2,663	249
4.50%, 04/15/2019	2,418	2,479
0.00%, 07/15/2019 PO	1,715	1,707
9.50%, 07/15/2019	504	510
0.00%, 02/15/2020 PO	395,023	388,754
5.00%, 02/15/2020 IO	74,789	5,397
5.00%, 02/15/2020 IO	117,692	9,181
6.50%, 03/15/2020	8,525	9,088
11.96%, 03/15/2020	33,989	38,293
9.50%, 04/15/2020	878	942
9.60%, 04/15/2020	1,466	1,610
5.00%, 06/15/2020	417,931	439,875
10.00%, 06/15/2020	228	252
7.80%, 09/15/2020	325	342
9.00%, 10/15/2020	854	917
6.95%, 01/15/2021	2,895	3,121
8.60%, 01/15/2021	13	14
9.50%, 01/15/2021	855	947
1066.21%, 02/15/2021 IO	1	11
9.00%, 04/15/2021	612	709
1.14%, 05/15/2021	629	637
5.00%, 05/15/2021	1,800	1,878
6.75%, 05/15/2021	1,712	1,832
7.00%, 05/15/2021	11,309	12,473
33.37%, 05/15/2021	311	517
44.39%, 05/15/2021	441	743
6.00%, 07/15/2021	1,821	1,964
5.50%, 08/15/2021	920	979
7.00%, 09/15/2021	4,129	4,495
8.50%, 09/15/2021	3,943	4,430
6.68%, 11/15/2021	255,576	270,744
1181.25%, 11/15/2021 IO	3	20

0.00%, 12/15/2021 PO	341,527	338,774
1177.00%, 01/15/2022 IO	35	701
5.00%, 03/15/2022	568,000	616,737
7.00%, 03/15/2022	1,801	1,997
6.00%, 05/15/2022	1,232	1,317
7.00%, 05/15/2022	2,408	2,688
7.50%, 08/15/2022	2,826	3,259
8.00%, 08/15/2022	7,085	8,153
1.34%, 09/15/2022	4,839	4,948
5.50%, 10/15/2022	144,586	158,385
4.58%, 12/15/2022	4,731	5,088
5.50%, 12/15/2022	48,317	52,643
5.00%, 01/15/2023	4	4
1.68%, 02/15/2023	619	633
7.50%, 02/15/2023	43,655	48,829
5.50%, 03/15/2023	146,000	165,423
1.34%, 04/15/2023	25,413	26,102
5.50%, 04/15/2023	147,000	167,153
7.00%, 04/15/2023	37,909	41,824
7.50%, 04/15/2023	7,799	8,734
5.00%, 05/15/2023	40,650	44,074
7.00%, 05/15/2023	4,359	4,926
8.89%, 05/15/2023	18,001	21,380
0.00%, 06/15/2023 PO	4,063	4,032
0.00%, 06/15/2023 PO	5,579	5,360
5.60%, 06/15/2023	81,231	86,904
6.36%, 06/15/2023 IO	37,571	2,415
1.61%, 07/15/2023	15,425	15,644
8.41%, 07/15/2023	13,366	15,872
24.80%, 07/15/2023	3,240	5,252
2.18%, 08/15/2023	994	1,030
6.50%, 09/15/2023	106,270	121,805
7.00%, 09/15/2023	34,794	38,836
33.70%, 09/15/2023	14,236	25,519
0.00%, 10/15/2023 PO	66,537	65,637
4.00%, 10/15/2023	749,963	778,430
6.25%, 10/15/2023	19,272	21,480
22.15%, 10/15/2023	5,255	8,831
5.00%, 11/15/2023	516,000	564,873
5.50%, 11/15/2023	127,265	139,715
6.00%, 11/15/2023	42,069	46,688
5.00%, 12/15/2023	53,105	57,502
6.50%, 12/15/2023	25,090	27,833
6.50%, 12/15/2023	60,861	67,699
7.00%, 01/15/2024	17,326	19,560
0.00%, 02/15/2024 PO	18,988	18,378

0.00%, 02/15/2024 PO	5,959	5,379
7.00%, 02/15/2024	1,655	1,851
10.00%, 02/15/2024	2,165	3,210
18.82%, 02/15/2024	1,790	2,624
0.79%, 03/15/2024	2,910	2,952
1.39%, 03/15/2024	1,384	1,400
7.00%, 03/15/2024	78,260	88,289
7.00%, 03/15/2024	14,149	15,955
28.38%, 03/15/2024 IO	9,273	2,783
7.50%, 04/15/2024	54,449	61,950
0.00%, 05/15/2024 PO	10,866	10,292
8.36%, 05/15/2024 IO	26,016	3,550
0.49%, 06/15/2024	94,915	95,059
6.00%, 06/15/2024	50,643	57,315
7.50%, 08/15/2024	8,138	9,300
4.00%, 12/15/2024	206,000	225,568
5.00%, 12/15/2024	149,212	162,193
32.80%, 04/15/2025	40,865	67,965
4.50%, 06/15/2025	722,000	809,213
16.41%, 08/15/2025	25,651	33,716
27.21%, 10/15/2025	47,434	74,026
3.50%, 01/15/2026	2,000,000	2,123,190
5.00%, 03/15/2026	319,353	354,920
6.50%, 03/15/2026	8,318	9,172
6.50%, 07/15/2026	53,721	61,576
7.50%, 09/15/2026	6,574	7,550
8.00%, 09/15/2026	17,662	20,440
6.50%, 01/15/2027	35,635	40,845
7.50%, 01/15/2027	45,005	51,478
7.50%, 01/15/2027	14,600	16,790
0.89%, 02/15/2027	1,138	1,161
6.00%, 05/15/2027	37,939	41,888
7.25%, 07/15/2027	2,106	2,407
7.50%, 09/15/2027	16,340	18,049
5.50%, 10/15/2027	177,370	178,644
6.50%, 12/15/2027	23,405	26,203
7.00%, 03/15/2028 IO	25,958	3,957
7.50%, 03/15/2028	79,665	91,283
7.50%, 05/15/2028	30,267	34,820
6.50%, 06/15/2028	41,177	47,230
7.00%, 06/15/2028	5,370	6,127
6.00%, 07/15/2028	14,757	16,337
6.25%, 08/15/2028	90,602	101,600
6.50%, 08/15/2028	84,634	94,463
6.00%, 09/15/2028	15,822	17,905
7.00%, 10/15/2028 IO	33,062	4,615

6.00%, 11/15/2028	73,696	83,858
6.00%, 12/15/2028	135,395	151,407
0.79%, 01/15/2029	33,963	34,513
6.00%, 01/15/2029	193,692	220,628
6.00%, 02/15/2029	40,295	44,585
6.25%, 02/15/2029	205,861	227,983
29.75%, 03/15/2029	5,481	10,021
7.00%, 04/15/2029 IO	3,182	463
7.00%, 06/15/2029	166,803	191,065
7.50%, 06/15/2029 IO	12,878	1,930
7.00%, 07/15/2029	73,057	82,456
7.00%, 08/15/2029	41,461	48,265
4.00%, 11/15/2029 IO	458,819	39,351
7.50%, 11/15/2029	222	263
8.00%, 11/15/2029	37,165	42,929
7.00%, 01/15/2030	85,017	97,868
8.00%, 01/15/2030	22,598	27,390
8.00%, 01/15/2030	73,578	85,076
8.00%, 03/15/2030	15,002	17,993
5.00%, 04/15/2030	702,000	773,875
8.00%, 04/15/2030	21,253	24,720
7.50%, 05/15/2030	16,780	19,385
7.50%, 08/15/2030	14,073	16,282
7.25%, 09/15/2030	38,150	43,894
7.00%, 10/15/2030	55,830	64,116
7.50%, 10/15/2030	1,342	1,546
7.50%, 10/15/2030	4,905	5,673
7.25%, 12/15/2030	66,770	76,649
7.00%, 03/15/2031	29,577	34,579
6.50%, 05/15/2031	16,792	19,235
7.00%, 06/15/2031	37,480	44,059
8.50%, 06/15/2031	68,331	80,966
6.00%, 07/15/2031	11,737	11,456
7.00%, 07/15/2031	68,885	78,630
6.50%, 08/15/2031	38,688	44,202
6.50%, 08/15/2031	378,141	443,018
6.50%, 08/15/2031	37,978	43,821
6.50%, 08/15/2031	31,395	36,273
6.50%, 10/15/2031	33,463	38,592
6.50%, 01/15/2032	38,277	42,998
6.50%, 01/15/2032	63,696	71,183
1.09%, 02/15/2032	199,816	204,728
6.38%, 02/15/2032	46,176	49,708
6.50%, 02/15/2032	78,643	89,383
6.50%, 02/15/2032	72,584	81,506
7.81%, 02/15/2032 IO	158,910	39,582

8.46%, 02/15/2032 IO	31,718	10,082
15.73%, 02/15/2032	86,384	126,609
19.02%, 02/15/2032	84,395	130,846
6.50%, 03/15/2032	104,092	121,069
6.50%, 03/15/2032	90,046	103,794
7.00%, 03/15/2032	59,116	68,039
7.00%, 03/15/2032	74,335	85,608
7.76%, 03/15/2032 IO	65,167	17,343
7.81%, 03/15/2032 IO	42,512	11,383
6.50%, 04/15/2032	232,926	267,341
6.50%, 04/15/2032	157,429	182,645
6.50%, 04/15/2032	24,431	28,290
7.00%, 04/15/2032	139,652	163,311
7.00%, 04/15/2032	49,500	55,668
5.50%, 05/15/2032	99,856	103,288
6.50%, 05/15/2032	98,581	114,799
7.00%, 05/15/2032	57,157	65,384
6.50%, 06/15/2032	108,033	124,436
6.50%, 06/15/2032	70,569	80,884
6.50%, 06/15/2032	55,488	63,706
6.50%, 07/15/2032	110,266	127,391
6.50%, 07/15/2032	80,057	92,154
0.00%, 09/15/2032 PO	2,062,234	1,739,132
6.00%, 09/15/2032	140,949	160,928
0.00%, 12/15/2032 PO	14,364	13,050
0.00%, 12/15/2032 PO	15,231	15,004
0.00%, 12/15/2032 PO	94,911	92,885
0.94%, 12/15/2032	119,772	121,914
6.00%, 12/15/2032	202,290	227,975
6.00%, 12/15/2032	97,043	109,887
18.15%, 12/15/2032	70,612	104,120
0.00%, 01/15/2033 PO	158,377	158,036
6.00%, 01/15/2033	126,978	145,059
0.00%, 02/15/2033 PO	13,135	13,127
0.00%, 02/15/2033 PO	17,479	17,469
6.00%, 02/15/2033	459,344	503,540
6.00%, 02/15/2033	99,626	113,557
6.00%, 03/15/2033	83,649	91,532
6.50%, 03/15/2033 IO	51,980	10,940
0.54%, 05/15/2033	644,862	647,774
14.51%, 06/15/2033	179,299	238,409
5.00%, 07/15/2033	953,269	1,074,735
6.71%, 07/15/2033	462	550
12.92%, 07/15/2033	48,544	55,390
3.00%, 08/15/2033	495,000	494,304
14.42%, 09/15/2033	55,708	75,243

7.84%, 10/15/2033	1,084,000	1,270,187
16.09%, 11/15/2033	29,535	39,716
0.79%, 12/15/2033	419,840	426,065
5.50%, 12/15/2033	145,311	151,181
5.00%, 01/15/2034	706,412	772,982
5.50%, 02/15/2034	42,665	45,347
6.00%, 05/15/2034	426,166	466,521
23.81%, 06/15/2034	177,078	253,368
0.00%, 07/15/2034 PO	303,670	261,743
2.41%, 07/15/2034	108,096	112,869
0.56%, 10/15/2034	300,831	301,761
4.00%, 11/15/2034 IO	834,673	49,522
0.00%, 01/15/2035 PO	3,860	3,707
0.00%, 02/15/2035 PO	79,337	72,896
27.34%, 02/15/2035	89,469	146,041
0.00%, 04/15/2035 PO	149,358	135,087
0.57%, 04/15/2035	383,014	384,924
6.00%, 04/15/2035	1,057,000	1,226,929
0.59%, 05/15/2035	142,938	144,206
0.49%, 06/15/2035	140,770	140,877
16.55%, 06/15/2035	26,513	31,681
0.00%, 08/15/2035 PO	10,070	8,244
0.99%, 08/15/2035	158,664	161,902
4.00%, 08/15/2035 IO	136,137	570
6.00%, 08/15/2035	69,197	70,362
0.00%, 09/15/2035 PO	75,630	69,496
6.00%, 09/15/2035	197,914	204,182
19.38%, 11/15/2035	84,690	115,029
0.00%, 01/15/2036 PO	73,076	72,798
6.00%, 01/15/2036	333,773	381,184
23.89%, 01/15/2036	28,751	44,165
0.00%, 02/15/2036 PO	57,077	51,882
0.00%, 02/15/2036 PO	96,745	88,050
0.00%, 02/15/2036 PO	302,655	285,099
0.00%, 02/15/2036 PO	66,270	61,070
0.00%, 03/15/2036 PO	185,964	175,038
0.00%, 03/15/2036 PO	173,036	163,120
0.00%, 03/15/2036 PO	19,170	16,493
6.00%, 03/15/2036	1,945	2,615
0.00%, 04/15/2036 PO	356,680	327,273
0.00%, 04/15/2036 PO	194,404	178,376
0.00%, 04/15/2036 PO	101,069	94,919
0.00%, 04/15/2036 PO	355,569	335,056
6.00%, 04/15/2036	1,804,161	2,042,303
6.00%, 04/15/2036	203,638	233,171
6.00%, 04/15/2036 IO	195,098	36,002

0.00%, 05/15/2036 PO	132,794	124,089
0.00%, 05/15/2036 PO	78,953	72,664
0.00%, 05/15/2036 PO	14,455	11,823
0.00%, 05/15/2036 PO	28,855	26,442
0.64%, 05/15/2036	1,333,139	1,340,747
0.69%, 05/15/2036	845,698	852,503
0.00%, 06/15/2036 PO	308,519	273,038
6.00%, 06/15/2036	260,546	275,562
6.00%, 06/15/2036	42,830	48,443
19.15%, 06/15/2036	67,443	96,173
0.00%, 07/15/2036 PO	62,805	58,460
6.50%, 07/15/2036	291,323	336,485
6.50%, 07/15/2036	220,770	255,284
6.91%, 07/15/2036 IO	35,957	7,504
0.00%, 08/15/2036 PO	89,724	83,523
5.50%, 08/15/2036	158,211	171,431
5.50%, 08/15/2036	443,719	499,472
6.46%, 08/15/2036 IO	1,264,924	223,503
0.00%, 09/15/2036 PO	38,415	33,552
0.00%, 09/15/2036 PO	55,820	52,176
0.00%, 10/15/2036 PO	104,911	98,871
6.51%, 10/15/2036 IO	119,920	21,389
7.50%, 11/15/2036	1,653,652	1,962,747
0.00%, 12/15/2036 PO	50,607	46,609
7.00%, 12/15/2036	4,019,002	4,717,135
7.50%, 12/15/2036	1,453,788	1,765,389
0.00%, 01/15/2037 PO	46,489	43,040
5.95%, 01/15/2037 IO	86,954	14,455
0.00%, 02/15/2037 PO	123,132	114,861
0.00%, 02/15/2037 PO	24,258	22,174
0.63%, 02/15/2037	128,332	129,313
4.50%, 02/15/2037	941,427	1,000,889
6.00%, 02/15/2037	190,835	210,832
0.00%, 03/15/2037 PO	51,101	47,271
6.26%, 03/15/2037 IO	135,922	19,986
9.00%, 03/15/2037	31,018	38,497
0.00%, 04/15/2037 PO	60,355	56,047
6.00%, 04/15/2037	166,998	189,611
0.00%, 05/15/2037 PO	109,146	100,750
0.00%, 05/15/2037 PO	7,052	6,232
0.00%, 05/15/2037 PO	520,326	478,380
6.00%, 05/15/2037	380,055	421,058
0.00%, 06/15/2037 PO	57,048	49,425
0.00%, 06/15/2037 PO	35,084	32,140
0.00%, 07/15/2037 PO	605,255	512,482
0.58%, 07/15/2037	2,681,287	2,677,753

4.50%, 07/15/2037 IO	2,005,914	163,179
6.41%, 07/15/2037 IO	120,653	19,318
4.00%, 08/15/2037 IO	1,598,368	140,209
0.00%, 09/15/2037 PO	71,804	66,266
0.79%, 09/15/2037	42,141	42,347
4.00%, 10/15/2037 IO	1,024,025	66,158
4.00%, 10/15/2037 IO	729,175	41,244
0.87%, 11/15/2037	1,788,899	1,816,620
6.23%, 11/15/2037 IO	653,673	96,857
6.26%, 11/15/2037 IO	393,626	59,285
5.81%, 01/15/2038 IO	752,123	115,922
16.99%, 02/15/2038	31,826	42,840
5.50%, 03/15/2038	918,000	1,060,032
6.61%, 04/15/2038 IO	268,687	43,702
5.50%, 05/15/2038	288,206	313,797
6.00%, 06/15/2038	884,814	991,837
6.00%, 06/15/2038	65,041	71,861
6.01%, 06/15/2038 IO	288,785	40,753
5.66%, 08/15/2038 IO	556,740	71,006
5.70%, 10/15/2038	242,881	272,805
5.50%, 01/15/2039	439,669	494,612
1.94%, 02/15/2039	184,378	186,211
5.81%, 02/15/2039 IO	254,396	42,446
0.59%, 04/15/2039	981,411	980,646
0.64%, 05/15/2039	1,299,039	1,306,143
5.91%, 05/15/2039 IO	208,678	28,067
6.11%, 05/15/2039 IO	299,503	39,700
1.39%, 07/15/2039	198,645	202,868
4.50%, 07/15/2039	1,497,882	1,635,582
0.64%, 08/15/2039	420,284	422,681
3.50%, 08/15/2039	1,048,981	1,107,514
0.00%, 10/15/2039 PO	247,893	228,104
5.00%, 10/15/2039 IO	850,172	128,701
6.06%, 12/15/2039 IO	361,418	47,650
0.00%, 01/15/2040 PO	256,950	238,571
1.78%, 01/15/2040 IO	3,119,110	283,375
16.88%, 02/15/2040	475,000	681,018
0.69%, 10/15/2040	445,580	448,540
5.81%, 10/15/2040 IO	1,416,113	250,291
5.81%, 10/15/2040 IO	1,196,860	225,684
0.74%, 12/15/2040	3,446,609	3,480,492
0.74%, 03/15/2041	2,283,205	2,309,624
5.00%, 05/15/2041	1,040,859	1,218,214
5.50%, 05/15/2041	1,651,616	1,822,284
5.50%, 05/15/2041	657,531	721,318
0.59%, 10/15/2041	1,671,099	1,679,776

4.00%, 11/15/2041	1,638,845	1,750,017
4.00%, 12/15/2041	749,410	813,194
0.69%, 03/15/2042	1,499,279	1,511,699
0.69%, 07/15/2042	796,548	803,683
0.64%, 08/15/2042	3,897,841	3,916,239
0.59%, 09/15/2042	1,424,340	1,426,290
3.00%, 06/15/2043	206,000	199,579
4.50%, 09/15/2043	1,000,000	1,135,406
1.75%, 02/15/2046	3,740,101	3,885,344
7.21%, 11/15/2046	1,766,938	2,076,310
3.50%, 06/15/2048	8,456,453	8,957,896
0.00%, 10/15/2049 PO	1,070,296	917,890
Freddie Mac Strips
4.50%, 11/15/2020 IO	146,171	8,792
4.50%, 12/15/2020 IO	94,246	5,846
9.00%, 04/01/2022 IO	228	47
0.00%, 04/01/2028 PO	149,132	138,579
5.00%, 09/15/2035 IO	531,426	115,701
5.00%, 09/15/2035 IO	336,462	74,660
5.00%, 09/15/2035 IO	281,035	60,068
7.51%, 08/15/2036 IO	1,072,077	219,793
0.74%, 07/15/2042	4,530,744	4,526,971
3.50%, 07/15/2042	10,090,766	10,357,769
0.69%, 08/15/2042	1,135,540	1,132,487
0.69%, 08/15/2042	3,643,174	3,653,905
0.69%, 08/15/2042	2,985,039	2,976,600
0.74%, 08/15/2042	2,548,999	2,567,306
3.00%, 08/15/2042	3,694,070	3,676,694
0.64%, 09/15/2042	2,865,516	2,880,698
0.69%, 10/15/2042	4,767,100	4,808,307
3.00%, 01/15/2043	887,803	902,806
0.00%, 09/15/2043 PO	1,470,718	1,200,684
0.74%, 03/15/2044	5,516,774	5,511,069
GE Capital Commercial Mortgage Corp
5.50%, 11/10/2045	10,987,245	11,012,681
Ginnie Mae I pool
8.00%, 01/15/2016	247	248
9.00%, 08/15/2016	22	22
9.00%, 12/15/2016	96	97
9.00%, 03/15/2017	41	41
6.50%, 06/15/2017	4,222	4,349
6.00%, 10/15/2017	2,316	2,338
8.50%, 11/15/2017	538	562
12.00%, 11/15/2019	37	37
9.00%, 02/15/2020	89	89
9.50%, 09/15/2020	8	8

8.00%, 07/15/2022	107	107
8.00%, 09/15/2022	825	836
7.50%, 11/15/2022	1,370	1,493
7.50%, 03/15/2023	329	363
7.00%, 08/15/2023	756	825
7.00%, 09/15/2023	22,502	24,716
7.00%, 11/15/2023	1,601	1,851
6.50%, 01/15/2024	7,710	8,794
7.00%, 02/15/2024	11,019	11,850
9.50%, 10/15/2024	112,399	124,218
9.00%, 11/15/2024	2,101	2,396
9.50%, 12/15/2025	4,498	5,170
7.50%, 11/15/2026	1,363	1,421
7.50%, 07/15/2027	3,834	4,273
6.50%, 03/15/2028	9,185	10,477
7.50%, 07/15/2028	887	916
8.00%, 08/15/2028	1,915	1,941
6.50%, 09/15/2028	29,850	34,048
7.50%, 09/15/2028	6,406	7,257
6.50%, 10/15/2028	1,684	1,921
6.00%, 11/15/2028	13,892	15,892
7.00%, 09/15/2031	152,935	184,551
6.50%, 01/15/2032	134,480	153,393
6.50%, 07/15/2032	2,792	3,185
6.50%, 02/15/2033	17,746	20,294
7.00%, 02/15/2033	6,635	7,520
5.50%, 04/15/2033	410,815	474,626
6.50%, 04/15/2033	17,395	19,892
5.50%, 06/15/2033	9,838	11,273
7.00%, 06/15/2033	28,177	34,226
5.50%, 12/15/2033	25,723	29,616
5.50%, 07/15/2034	10,607	12,132
5.50%, 09/15/2034	30,771	35,409
7.00%, 06/15/2035	437,508	526,710
6.50%, 12/15/2035	145,508	170,876
7.00%, 04/15/2037	46,982	54,593
7.50%, 10/15/2037	87,636	100,938
4.00%, 06/15/2039	1,262,407	1,343,361
4.50%, 04/15/2040	8,000,000	8,690,264
4.00%, 10/15/2040	629,686	670,171
3.50%, 03/15/2043	1,741,416	1,812,388
3.50%, 04/15/2043	7,969,727	8,288,678
3.00%, 05/15/2043	1,426,497	1,442,972
3.50%, 06/15/2043	2,732,357	2,835,386
3.50%, 07/15/2043	954,741	993,436

Ginnie Mae II pool
8.50%, 03/20/2025	539	611
8.50%, 04/20/2025	3,124	3,487
8.50%, 05/20/2025	7,438	8,556
8.00%, 12/20/2025	1,309	1,528
8.00%, 06/20/2026	2,348	2,753
8.00%, 08/20/2026	1,985	2,436
8.00%, 09/20/2026	2,204	2,630
8.00%, 11/20/2026	1,964	2,323
8.00%, 10/20/2027	4,885	6,001
8.00%, 11/20/2027	3,846	4,547
8.00%, 12/20/2027	2,172	2,542
7.50%, 02/20/2028	2,960	3,557
6.00%, 03/20/2028	12,331	14,288
8.00%, 06/20/2028	803	840
8.00%, 08/20/2028	240	274
7.50%, 09/20/2028	9,705	11,816
8.00%, 09/20/2028	942	1,072
6.50%, 07/20/2029	152,714	177,059
6.00%, 11/20/2033	10,350	11,909
7.00%, 08/20/2038	67,065	81,186
6.00%, 09/20/2038	1,307,638	1,486,002
6.00%, 11/20/2038	15,292	16,516
6.00%, 08/20/2039	606,475	699,295
5.50%, 09/20/2039	313,566	350,925
4.50%, 06/20/2040	2,266,292	2,472,549
5.00%, 07/20/2040	584,456	650,826
4.00%, 10/20/2040	5,910,209	6,325,768
4.50%, 01/20/2041	1,654,992	1,809,192
4.50%, 03/20/2041	1,618,865	1,766,208
4.50%, 05/20/2041	825,138	900,241
4.50%, 06/20/2041	5,686,433	6,204,007
4.50%, 07/15/2041 (d)	13,500,000	14,554,687
4.50%, 09/20/2041	1,746,171	1,908,878
4.00%, 06/20/2042	7,705,375	8,197,585
4.00%, 08/15/2042 (d)	6,750,000	7,134,963
3.00%, 08/20/2042	9,798,663	9,936,622
3.50%, 09/20/2042	1,106,579	1,149,579
3.50%, 10/20/2042	11,645,135	12,098,258
4.00%, 02/20/2043	3,305,781	3,524,179
3.50%, 05/20/2043	2,710,261	2,816,004
3.00%, 09/20/2043	905,142	917,886
3.00%, 01/20/2044	1,773,547	1,798,519
4.50%, 12/20/2044	6,425,036	6,932,807
4.00%, 01/20/2045	4,371,383	4,628,478
3.50%, 02/20/2045	8,675,230	9,030,065
4.50%, 02/20/2045	2,658,576	2,868,654

3.00%, 04/20/2045	8,480,643	8,559,317
3.50%, 04/20/2045	11,507,623	11,982,667
4.00%, 04/20/2045	4,968,591	5,291,844
4.00%, 05/20/2045	17,032,163	18,140,281
3.00%, 07/15/2045 (d)	3,500,000	3,526,592
3.50%, 07/15/2045 (d)	38,500,000	39,882,081
4.46%, 05/20/2063	521,807	571,342
GMAC Commercial Mortgage Securities Inc Series 2006-C1 Trust
5.24%, 11/10/2045	965,811	970,865
GMACM Mortgage Loan Trust 2003-AR1
2.92%, 10/19/2033	542,535	535,688
GMACM Mortgage Loan Trust 2003-AR2
2.80%, 12/19/2033	463,648	454,910
GMACM Mortgage Loan Trust 2003-J7
5.00%, 11/25/2033	388,871	390,699
5.50%, 11/25/2033	33,455	34,279
GMACM Mortgage Loan Trust 2003-J8
5.25%, 12/25/2033	20,515	21,392
GMACM Mortgage Loan Trust 2004-J5
6.50%, 01/25/2035	262,936	274,099
GMACM Mortgage Loan Trust 2004-J6
5.00%, 01/25/2020	90,430	93,019
GMACM Mortgage Loan Trust 2005-AR3
2.91%, 06/19/2035	373,408	366,823
Government National Mortgage Association
6.00%, 04/20/2020	316,654	319,453
5.50%, 11/20/2020	410,428	438,027
5.00%, 04/16/2023	619,000	667,440
6.50%, 10/16/2024	241,657	275,957
6.50%, 04/20/2028	24,820	28,969
6.00%, 02/20/2029	217,175	244,793
8.42%, 08/16/2029 IO	19,721	5,861
7.50%, 11/20/2029	27,314	31,814
8.50%, 02/16/2030	256,318	304,941
38.58%, 02/16/2030	31,753	50,961
9.00%, 03/16/2030	231,264	283,822
7.32%, 04/16/2030 IO	220,145	43,585
8.00%, 06/20/2030	22,874	27,402
9.00%, 10/20/2030	35,777	41,528
9.00%, 11/16/2030 IO	2,028	330
9.00%, 11/20/2030	21,057	22,603
8.52%, 01/16/2031 IO	12,902	4,591
8.37%, 03/16/2031 IO	10,541	3,621
20.53%, 03/17/2031	113,366	179,726
7.87%, 08/16/2031 IO	21,646	6,856
8.07%, 08/16/2031 IO	24,693	7,874

7.21%, 01/16/2032 IO	27,417	7,753
0.54%, 03/20/2032	112,102	112,628
7.77%, 04/16/2032 IO	107,045	24,429
11.65%, 04/16/2032	9,574	12,867
9.00%, 06/16/2032	3,469	4,407
6.50%, 06/20/2032	101,094	118,597
6.50%, 06/20/2032	401,055	470,959
6.50%, 07/16/2032	117,164	138,328
6.00%, 07/20/2032	42,444	48,038
6.50%, 07/20/2032	203,376	238,275
6.50%, 07/20/2032	137,795	163,449
7.51%, 08/20/2032 IO	45,733	3,139
6.76%, 10/20/2032 IO	382,461	17,153
14.36%, 11/17/2032	31,289	42,735
6.00%, 11/20/2032	146,000	172,270
0.00%, 12/20/2032 PO	232,590	224,851
13.13%, 12/20/2032	4,274	4,397
5.50%, 01/16/2033	717,188	820,978
0.00%, 01/17/2033 PO	6,117	6,105
6.50%, 01/20/2033	225,271	256,878
7.52%, 02/16/2033 IO	108,017	23,284
0.00%, 02/17/2033 PO	87,983	84,824
7.51%, 02/20/2033 IO	46,408	12,895
0.00%, 03/16/2033 PO	16,645	14,001
7.67%, 03/17/2033	31,984	35,295
6.50%, 03/20/2033	122,049	139,266
6.50%, 03/20/2033	326,000	379,833
5.50%, 04/20/2033	471,984	538,685
6.50%, 05/20/2033	116,000	135,079
0.00%, 06/16/2033 PO	79,637	71,160
6.00%, 09/16/2033	277,144	316,850
0.00%, 10/20/2033 PO	12,585	11,557
5.82%, 10/20/2033	302,436	344,699
6.37%, 11/16/2033 IO	179,667	36,261
6.56%, 11/20/2033 IO	233,598	40,296
6.37%, 12/16/2033 IO	149,683	32,693
5.31%, 02/20/2034 IO	412,171	56,740
5.50%, 03/16/2034	5,125,316	5,917,141
6.32%, 03/16/2034 IO	158,123	12,218
19.15%, 04/16/2034	67,497	97,321
16.31%, 05/18/2034	62,755	71,927
0.00%, 06/20/2034 PO	146,862	137,926
6.00%, 06/20/2034	527,078	605,803
14.47%, 08/17/2034	83,014	104,817
5.74%, 08/20/2034	153,402	173,837
6.37%, 09/16/2034 IO	514,201	96,089

7.00%, 09/20/2034	70,011	81,851
28.55%, 09/20/2034	70,011	118,533
13.86%, 10/16/2034	23,330	28,352
23.71%, 10/16/2034	51,319	77,736
5.91%, 10/20/2034 IO	859,932	136,643
11.83%, 10/20/2034	36,464	42,399
5.89%, 11/20/2034 IO	423,361	68,577
5.91%, 01/20/2035 IO	393,020	62,549
6.56%, 01/20/2035 IO	607,068	108,402
15.99%, 06/17/2035	293,644	404,290
6.61%, 06/20/2035	325,572	360,175
5.50%, 07/20/2035 IO	64,257	12,712
20.22%, 08/16/2035	29,075	43,011
0.00%, 08/20/2035 PO	381,935	357,352
22.02%, 08/20/2035	3,093	3,729
5.50%, 09/20/2035	351,743	396,519
6.11%, 09/20/2035 IO	1,291,424	207,809
0.00%, 10/20/2035 PO	64,918	59,219
0.00%, 11/20/2035 PO	109,340	101,317
6.00%, 12/20/2035 IO	116,762	24,109
5.75%, 02/20/2036	105,818	114,586
0.00%, 03/20/2036 PO	103,995	96,210
0.00%, 05/20/2036 PO	143,141	132,113
6.31%, 06/20/2036 IO	25,497	2,889
0.00%, 07/20/2036 PO	21,550	20,148
6.50%, 07/20/2036	582,969	684,972
6.51%, 07/20/2036 IO	175,215	11,866
6.50%, 08/20/2036	767,666	903,324
5.56%, 10/20/2036	250,784	281,958
6.51%, 10/20/2036 IO	192,020	34,797
6.61%, 11/20/2036 IO	337,852	61,623
5.95%, 02/20/2037	106,940	119,821
0.00%, 03/20/2037 PO	442,669	417,722
6.01%, 03/20/2037 IO	293,976	46,033
0.00%, 04/16/2037 PO	186,837	170,301
0.38%, 04/16/2037	924,550	925,814
6.63%, 04/16/2037 IO	481,510	83,678
6.01%, 04/20/2037 IO	194,940	30,925
6.11%, 04/20/2037	219,364	247,508
0.48%, 05/16/2037	110,034	110,352
0.00%, 05/20/2037 PO	32,771	30,642
6.01%, 05/20/2037 IO	351,412	54,788
6.01%, 05/20/2037 IO	399,800	61,386
6.01%, 05/20/2037 IO	944,292	144,148
0.00%, 06/16/2037 PO	65,397	61,343
0.00%, 06/16/2037 PO	511,312	481,270

6.29%, 06/16/2037 IO	280,427	45,984
6.06%, 06/20/2037 IO	325,524	50,285
6.45%, 07/20/2037 IO	429,548	74,174
6.49%, 07/20/2037 IO	459,864	80,815
6.56%, 07/20/2037 IO	295,007	51,384
6.59%, 08/20/2037 IO	119,889	20,367
0.00%, 09/20/2037 PO	82,444	78,970
6.36%, 09/20/2037 IO	264,917	46,965
19.64%, 09/20/2037	84,364	119,962
5.50%, 10/16/2037 IO	550,592	70,957
13.03%, 10/20/2037	51,881	66,586
0.00%, 11/16/2037 PO	596,331	547,483
6.36%, 11/16/2037 IO	286,797	54,769
5.50%, 11/20/2037	25,277	26,609
5.81%, 11/20/2037 IO	337,167	52,033
6.31%, 11/20/2037 IO	652,467	112,576
6.32%, 11/20/2037 IO	371,749	63,265
6.36%, 11/20/2037 IO	300,166	51,495
19.39%, 11/20/2037	37,397	54,492
6.36%, 12/20/2037 IO	483,421	82,577
0.00%, 01/20/2038 PO	60,540	59,923
0.00%, 01/20/2038 PO	23,160	21,552
5.50%, 02/20/2038 IO	84,045	15,246
5.81%, 02/20/2038 IO	2,837,960	473,800
7.52%, 04/16/2038 IO	163,449	38,188
6.11%, 04/20/2038 IO	463,314	74,376
6.22%, 05/16/2038 IO	1,327,656	243,171
6.00%, 06/20/2038	243,922	277,856
6.01%, 06/20/2038 IO	122,210	18,504
1.01%, 07/20/2038	819,139	836,734
5.75%, 07/20/2038	516,380	558,013
5.96%, 07/20/2038 IO	451,571	68,397
5.57%, 08/20/2038	645,482	736,648
5.81%, 08/20/2038 IO	167,110	24,209
5.71%, 09/20/2038 IO	509,852	73,967
6.01%, 09/20/2038 IO	1,035,100	163,022
7.41%, 09/20/2038 IO	224,169	45,709
6.11%, 11/20/2038	370,387	420,850
6.22%, 12/16/2038 IO	225,527	18,696
5.51%, 12/20/2038 IO	523,469	73,949
5.81%, 12/20/2038 IO	299,079	44,488
5.85%, 12/20/2038	1,189,980	1,360,164
6.00%, 12/20/2038 IO	158,187	20,476
7.11%, 12/20/2038 IO	968,657	187,926
5.47%, 01/20/2039	1,918,806	2,132,409
5.92%, 02/16/2039 IO	277,141	38,698

5.97%, 02/16/2039 IO	397,438	59,627
5.76%, 02/20/2039 IO	462,836	67,883
5.85%, 02/20/2039 IO	273,146	40,135
6.11%, 03/20/2039 IO	499,955	67,751
6.11%, 03/20/2039 IO	274,263	26,169
6.50%, 03/20/2039 IO	136,876	29,943
6.50%, 03/20/2039 IO	292,550	57,323
6.08%, 04/20/2039 IO	836,899	122,298
5.50%, 05/20/2039 IO	103,617	18,267
6.00%, 05/20/2039 IO	136,459	27,571
6.22%, 06/16/2039 IO	1,150,990	107,795
5.76%, 06/20/2039 IO	436,395	62,523
5.89%, 06/20/2039 IO	641,624	97,661
5.92%, 07/16/2039 IO	770,612	96,185
6.07%, 08/16/2039 IO	644,268	103,772
7.00%, 08/16/2039	273,001	311,320
5.50%, 09/20/2039	317,000	367,804
5.90%, 09/20/2039 IO	1,010,903	154,223
6.22%, 11/16/2039 IO	846,113	138,985
6.00%, 12/20/2039	680,513	720,656
5.23%, 06/20/2040	346,774	387,995
5.53%, 07/20/2040	514,040	582,356
7.00%, 10/16/2040	1,059,106	1,255,372
0.00%, 12/20/2040 PO	1,497,386	1,248,994
6.41%, 05/20/2041 IO	725,682	141,401
4.67%, 09/20/2041	756,129	819,131
4.69%, 10/20/2041	1,392,744	1,524,142
4.53%, 11/16/2041	713,636	780,060
3.00%, 12/20/2041	1,000,000	957,872
3.74%, 01/20/2042	771,991	808,935
3.98%, 09/16/2042	517,061	541,114
4.71%, 10/20/2042	2,899,278	3,149,274
4.70%, 11/20/2042	378,140	414,853
4.51%, 04/20/2043	405,948	435,351
0.63%, 11/20/2059	1,753,316	1,758,594
0.66%, 01/20/2060	1,045,330	1,048,720
0.63%, 03/20/2060	1,215,514	1,219,507
0.61%, 04/20/2060	2,794,089	2,798,856
5.24%, 07/20/2060	2,989,921	3,244,645
0.48%, 08/20/2060	688,291	689,242
0.65%, 01/20/2061	4,138,440	4,151,041
0.68%, 03/20/2061	3,277,631	3,287,237
0.83%, 05/20/2061	3,847,994	3,856,760
0.88%, 05/20/2061	3,773,107	3,796,964
0.73%, 10/20/2061	1,891,204	1,900,150
0.73%, 12/20/2061	8,491,179	8,539,655

0.73%, 04/20/2062	687,111	690,585
0.88%, 04/20/2062	1,301,000	1,316,751
0.63%, 05/20/2062	1,299,824	1,304,069
2.00%, 06/20/2062	384,654	388,774
0.73%, 07/20/2062	2,789,810	2,801,608
0.76%, 09/20/2062	4,334,902	4,338,973
0.77%, 09/20/2062	1,225,214	1,231,509
0.68%, 10/20/2062	1,252,380	1,256,381
0.78%, 10/20/2062	524,096	526,422
0.48%, 11/20/2062	247,179	247,605
0.52%, 12/20/2062	3,431,435	3,423,066
0.50%, 01/20/2063	1,539,291	1,530,528
0.68%, 01/20/2063	1,386,853	1,391,527
1.65%, 01/20/2063	3,400,110	3,388,203
0.60%, 02/20/2063	372,572	372,072
0.63%, 02/20/2063	1,905,245	1,907,607
1.65%, 02/20/2063	4,486,539	4,471,509
0.59%, 03/20/2063	1,387,845	1,385,325
0.65%, 03/20/2063	438,236	438,578
1.75%, 03/20/2063	1,105,559	1,107,566
1.65%, 04/20/2063	1,364,834	1,358,665
0.65%, 06/20/2063	3,630,911	3,641,296
0.68%, 01/20/2064	4,824,860	4,848,955
0.83%, 01/20/2064	3,667,939	3,701,299
0.83%, 02/20/2064	7,641,134	7,710,240
0.87%, 02/20/2064	4,382,438	4,441,855
0.83%, 03/20/2064	4,357,783	4,400,824
0.78%, 04/20/2064	4,533,347	4,572,161
0.78%, 04/20/2064	4,667,336	4,698,476
0.78%, 05/20/2064	7,598,628	7,666,317
0.68%, 06/20/2064	3,204,065	3,214,465
0.65%, 07/20/2064	5,025,188	5,029,630
0.68%, 07/20/2064	2,612,504	2,620,950
0.68%, 07/20/2064	3,465,669	3,477,061
0.65%, 09/20/2064	4,906,648	4,913,733
0.78%, 10/20/2064	1,958,349	1,974,296
0.00%, 02/20/2065	3,353,609	3,361,738
0.66%, 02/20/2065	4,969,916	4,971,755
0.66%, 03/20/2065	10,007,737	10,005,195
0.66%, 04/20/2065	7,002,390	7,000,737
GS Mortgage Securities Corp II
2.71%, 12/10/2027 (Acquired 10/28/2013, Cost $1,333,362) (b)	1,336,501	1,356,158
2.77%, 11/10/2045	13,211,562	13,095,710
GS Mortgage Securities Corp Trust 2012-ALOHA
3.55%, 04/10/2034 (Acquired 04/01/2014, Cost $4,223,712) (b)	4,200,000	4,341,448

GS Mortgage Securities Corp Trust 2012-SHOP
1.44%, 06/05/2031 (Acquired 10/28/2013, Cost $422,955) (b)	7,793,000	373,137
GS Mortgage Securities Corp Trust 2013-NYC5
2.32%, 01/10/2030 (Acquired 10/28/2013, Cost $508,236) (b)	505,000	510,652
GS Mortgage Securities Trust 2006-GG6
5.55%, 04/10/2038	1,773,000	1,783,058
GS Mortgage Securities Trust 2006-GG8
0.76%, 11/10/2039 (Acquired 10/28/2013, Cost $173,356) (b)	12,178,933	66,935
GS Mortgage Securities Trust 2011-GC5
5.47%, 08/10/2044 (Acquired 03/27/2014, Cost $510,844) (b)	500,000	516,200
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046	5,880,000	6,232,271
GS Mortgage Securities Trust 2013-GC16
1.71%, 11/10/2046	25,593,917	1,848,546
GS Mortgage Securities Trust 2013-GCJ14
1.05%, 08/10/2046	29,907,894	1,349,654
GS Mortgage Securities Trust 2014-GC18
4.07%, 01/10/2047	2,600,000	2,758,467
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047	8,000,000	8,058,856
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048	9,000,000	8,881,092
GSMPS Mortgage Loan Trust 2004-4
0.59%, 06/25/2034 (Acquired 10/28/2013, Cost $80,640) (b)	89,679	77,863
GSMPS Mortgage Loan Trust 2005-RP2
0.54%, 03/25/2035 (Acquired 10/28/2013, Cost $144,484) (b)	164,446	143,515
GSMPS Mortgage Loan Trust 2005-RP3
0.54%, 09/25/2035 (Acquired 10/28/2013, Cost $862,238) (b)	998,980	848,509
4.69%, 09/25/2035 IO (Acquired 10/28/2013, Cost $105,114) (b)	736,513	94,307
GSMS Trust 2009-RR1
5.37%, 05/17/2045 (Acquired 10/28/2013, Cost $617,208) (b)	568,000	584,103
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033	64,008	66,710
GSR Mortgage Loan Trust 2003-6F
0.59%, 09/25/2032	32,875	30,978
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034	130,221	135,205
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034	220,115	227,290
6.50%, 05/25/2034	141,183	152,084
GSR Mortgage Loan Trust 2005-5F
0.69%, 06/25/2035	74,811	72,636
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035	370,473	383,565
GSR Mortgage Loan Trust 2005-AR6
2.73%, 09/25/2035	25,568	25,679

GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036	208,089	199,129
6.00%, 02/25/2036	733,551	661,919
GSR Mortgage Loan Trust 2007-1F
5.50%, 01/25/2037	608,112	601,513
HILT 2014-ORL Mortgage Trust
1.09%, 07/15/2029 (Acquired 09/02/2014 through 09/05/2014, Cost $1,600,647) (b)	1,600,000	1,597,440
Impac CMB Trust Series 2004-4
4.97%, 09/25/2034	16,726	16,820
Impac CMB Trust Series 2004-7
0.93%, 11/25/2034	2,005,093	1,902,057
Impac CMB Trust Series 2005-4
0.49%, 05/25/2035	220,375	216,514
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033	131,350	134,386
0.99%, 11/25/2034	6,731	6,668
Impac Secured Assets Trust 2006-1
0.54%, 05/25/2036	618,445	598,534
Impac Secured Assets Trust 2006-2
0.54%, 08/25/2036	713,587	703,709
IndyMac INDX Mortgage Loan Trust 2005-AR11
0.00%, 08/25/2035 IO	1,834,529	0
Jefferies Resecuritization Trust 2011-R2
4.50%, 10/26/2036	358,090	367,818
JP Morgan Alternative Loan Trust
2.52%, 03/25/2036 (f)	61,304	50,078
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.09%, 08/12/2037 (Acquired 10/28/2013, Cost $91,991) (b)	12,033,264	16,979
5.58%, 08/12/2037	265,417	265,599
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC12
4.90%, 09/12/2037	303,823	303,639
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP3
4.94%, 08/15/2042	101,459	101,418
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5
0.12%, 12/15/2044 (Acquired 10/28/2013, Cost $112,646) (b)	41,454,334	21,349
5.41%, 12/15/2044	524,196	525,373
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.41%, 06/12/2043	34,317,689	83,701
5.81%, 06/12/2043	173,817	178,543
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16
5.55%, 05/12/2045	220,180	225,975
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.40%, 05/15/2045	149,309	153,945
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
0.34%, 05/15/2047	226,342	224,438
5.34%, 05/15/2047	413,000	413,169

JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1
5.72%, 02/15/2051	153,462	163,723
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19
5.88%, 02/12/2049	1,576,354	1,677,359
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.19%, 02/15/2051	29,219,143	55,925
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8
2.38%, 10/15/2045	7,800,000	7,810,249
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046	7,152,087	7,118,866
JP Morgan Mortgage Trust 2004-A3
2.58%, 07/25/2034	88,641	90,688
JP Morgan Mortgage Trust 2004-A4
2.59%, 09/25/2034	129,790	133,027
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	56,713	58,749
JP Morgan Mortgage Trust 2005-A1
2.59%, 02/25/2035	286,931	292,415
JP Morgan Mortgage Trust 2005-A4
2.93%, 07/25/2035	372,136	367,957
JP Morgan Mortgage Trust 2006-A2
2.44%, 11/25/2033	1,060,597	1,062,265
2.64%, 08/25/2034	1,871,441	1,874,403
JP Morgan Mortgage Trust 2006-A3
2.63%, 08/25/2034	228,146	229,290
JP Morgan Mortgage Trust 2006-A7
2.56%, 01/25/2037	159,413	146,232
2.56%, 01/25/2037	279,634	256,513
JP Morgan Mortgage Trust 2007-A1
2.56%, 07/25/2035	188,993	189,089
2.56%, 07/25/2035	2,882,930	2,923,167
JP Morgan Mortgage Trust 2007-A2
2.57%, 04/25/2037	571,119	511,410
JP Morgan Resecuritization Trust Series 2009-6
2.50%, 09/26/2036 (Acquired 10/28/2013, Cost $194,842) (b)	193,271	194,869
JP Morgan Resecuritization Trust Series 2010-4
1.87%, 08/26/2035 (Acquired 10/28/2013, Cost $137,511) (b)	137,718	137,386
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047	2,010,000	2,098,890
JPMBB Commercial Mortgage Securities Trust 2014-C24
3.10%, 11/15/2047	13,000,000	13,149,487
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047	13,000,000	13,186,602
JPMBB Commercial Mortgage Securities Trust 2015-C28
2.77%, 10/15/2048	3,200,000	3,265,571
KGS-Alpha SBA COOF Trust
0.61%, 05/25/2039 (Acquired 10/28/2013, Cost $192,820) (b)	7,041,080	159,524

KGS-Alpha SBA COOF Trust 2014-2
3.04%, 04/25/2040 (Acquired 10/21/2014, Cost $466,447) (b)	2,960,484	429,733
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036 (Acquired 10/28/2013, Cost $974,796) (b)	1,027,000	1,048,304
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%, 02/15/2031	430,520	434,699
LB-UBS Commercial Mortgage Trust 2006-C4
6.03%, 06/15/2038	144,422	148,424
LB-UBS Commercial Mortgage Trust 2007-C1
5.46%, 02/15/2040	490,000	517,032
LB-UBS Commercial Mortgage Trust 2007-C2
0.74%, 02/15/2040	13,063,195	121,540
5.39%, 02/15/2040	14,454,755	15,298,522
5.43%, 02/15/2040	622,750	657,797
Lehman Mortgage Trust 2006-2
5.97%, 04/25/2036	114,299	106,512
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037	111,477	101,175
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038	600,207	495,913
Luminent Mortgage Trust 2005-1
0.45%, 11/25/2035	3,312,896	2,983,302
LVII Resecuritization Trust 2009-2
5.19%, 09/27/2037 (Acquired 10/28/2013, Cost $307,156) (b)	297,986	298,456
LVII Resecuritization Trust 2009-3
5.16%, 11/27/2037 (Acquired 10/28/2013, Cost $403,130) (b)	396,371	396,768
5.16%, 11/27/2037 (Acquired 10/28/2013, Cost $1,053,981) (b)	1,032,000	1,067,914
MASTR Adjustable Rate Mortgages Trust 2004-13
2.67%, 04/21/2034	488,930	492,107
MASTR Adjustable Rate Mortgages Trust 2004-15
3.13%, 12/25/2034	64,921	64,421
MASTR Adjustable Rate Mortgages Trust 2004-3
2.26%, 04/25/2034	106,616	99,451
MASTR Alternative Loan Trust 2003-5
6.00%, 08/25/2033	504,825	537,748
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033	171,712	175,504
6.00%, 01/25/2034	34,921	35,356
MASTR Alternative Loan Trust 2004-1
5.00%, 01/25/2019	47,062	47,728
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2019	29,295	29,747
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2020	656,613	682,028
MASTR Alternative Loan Trust 2004-2
5.00%, 02/25/2019	2,773	2,838

MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034	309,574	327,755
6.25%, 04/25/2034	98,965	104,557
MASTR Alternative Loan Trust 2004-4
5.00%, 04/25/2019	38,424	39,152
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034 PO	64,644	50,798
6.00%, 07/25/2034	37,903	38,574
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034 PO	52,797	40,741
MASTR Alternative Loan Trust 2004-8
5.50%, 09/25/2019	102,235	105,395
MASTR Alternative Loan Trust 2005-1
5.00%, 02/25/2035	2,283,538	2,308,501
MASTR Alternative Loan Trust 2005-6
5.50%, 11/25/2020	107,368	104,021
MASTR Asset Securitization Trust
4.50%, 12/25/2018	9,511	9,691
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033 PO	13,929	12,467
5.00%, 12/25/2033	37,401	37,899
MASTR Asset Securitization Trust 2003-2
4.50%, 03/25/2018	6,757	6,755
4.50%, 03/25/2018	21,450	21,443
5.00%, 03/25/2018	11,099	11,148
MASTR Asset Securitization Trust 2003-8
5.50%, 09/25/2033	10,082	10,372
MASTR Asset Securitization Trust 2003-9
0.00%, 10/25/2018 PO	15,740	15,596
5.50%, 10/25/2033	21,483	21,491
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034 PO	10,473	9,094
MASTR Asset Securitization Trust 2004-4
4.50%, 04/25/2019	1,982	2,010
5.25%, 12/26/2033	241,794	251,493
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2019 PO	10,027	9,939
MASTR Asset Securitization Trust 2004-8
0.00%, 08/25/2019 PO	5,485	5,130
4.75%, 08/25/2019	28,581	29,360
MASTR Asset Securitization Trust 2004-9
5.25%, 09/25/2019	44,865	46,044
MASTR Reperforming Loan Trust 2005-2
0.54%, 05/25/2035 (Acquired 10/28/2013, Cost $1,174,041) (b)	1,336,485	1,093,466
MASTR Reperforming Loan Trust 2006-2
4.70%, 05/25/2036 (Acquired 10/28/2013, Cost $154,069) (b)	163,578	153,401

Mastr Resecuritization Trust 2005
0.00%, 05/28/2035 PO (Acquired 10/28/2013, Cost $140,067) (b)	155,420	124,336
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
1.19%, 06/25/2037	354,966	344,730
Merrill Lynch Mortgage Investors Trust Series 2003-A5
2.32%, 08/25/2033	113,742	114,809
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
0.81%, 10/25/2028	229,707	219,307
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
0.83%, 10/25/2028	259,948	253,672
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
2.16%, 12/25/2034	223,528	224,059
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
0.65%, 04/25/2029	98,617	94,563
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
1.04%, 07/25/2029	196,941	185,667
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
2.51%, 08/25/2034	196,167	200,781
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
2.46%, 02/25/2035	385,487	378,045
Merrill Lynch Mortgage Trust 2005-LC1
5.29%, 01/12/2044	207,224	208,253
5.55%, 01/12/2044	343,000	348,188
Merrill Lynch Mortgage Trust 2006-C1
5.87%, 05/12/2039	227,000	231,800
ML Trust XLVII
8.99%, 10/20/2020	2,300	2,438
ML-CFC Commercial Mortgage Trust 2006-1
5.65%, 02/12/2039	458,092	464,237
5.70%, 02/12/2039	390,000	397,376
ML-CFC Commercial Mortgage Trust 2006-3
5.41%, 07/12/2046	1,882,581	1,958,182
ML-CFC Commercial Mortgage Trust 2006-4
0.80%, 12/12/2049 (Acquired 10/28/2013, Cost $417,164) (b)	31,520,074	236,810
5.20%, 12/12/2049	2,000,000	2,097,578
ML-CFC Commercial Mortgage Trust 2007-9
5.70%, 09/12/2049	639,000	680,679
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045	9,144,055	9,087,938
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
3.96%, 08/15/2046	5,200,000	5,536,523
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
2.92%, 02/15/2047	10,000,000	10,300,420
3.67%, 02/15/2047	4,400,000	4,588,786
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050	12,200,000	12,291,427

Morgan Stanley Capital I Trust 2005-HQ7
5.36%, 11/14/2042	4,660,753	4,662,454
Morgan Stanley Capital I Trust 2005-IQ10
5.23%, 09/15/2042	18,289	18,277
Morgan Stanley Capital I Trust 2006-IQ12
0.65%, 12/15/2043 (Acquired 10/28/2013, Cost $246,122) (b)	19,566,400	108,124
Morgan Stanley Capital I Trust 2007-HQ11
0.39%, 02/12/2044 (Acquired 10/28/2013, Cost $162,034) (b)	34,566,000	103,387
5.42%, 02/12/2044	331,645	349,100
Morgan Stanley Capital I Trust 2007-HQ13
0.62%, 12/15/2044 (Acquired 10/28/2013, Cost $124,116) (b)	9,131,383	82,091
Morgan Stanley Capital I Trust 2007-IQ13
0.59%, 03/15/2044 (Acquired 10/28/2013, Cost $341,489) (b)	31,035,733	174,514
Morgan Stanley Capital I Trust 2011-C3
4.05%, 07/15/2049	630,000	670,341
Morgan Stanley Capital I Trust 2012-C4
2.99%, 03/15/2045	826,000	847,935
Morgan Stanley Mortgage Loan Trust 2004-3
5.67%, 04/25/2034	445,236	469,404
Morgan Stanley Mortgage Loan Trust 2004-9
5.05%, 10/25/2019	111,693	111,466
Morgan Stanley Reremic Trust
0.25%, 07/27/2049 (Acquired 10/28/2013, Cost $1,006,824) (b)	1,182,000	1,047,725
2.00%, 07/27/2049 (Acquired 10/28/2013, Cost $2,767,494) (b)	2,751,216	2,749,840
1.00%, 03/27/2051 (Acquired 10/28/2013, Cost $1,345,870) (b)	1,358,911	1,357,212
MortgageIT Trust 2005-1
0.83%, 02/25/2035	162,223	158,139
MortgageIT Trust 2005-2
0.45%, 05/25/2035	2,536,330	2,417,107
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
0.67%, 06/15/2030	464,512	440,845
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
0.63%, 12/15/2030	101,706	96,963
Multi Security Asset Trust LP Commercial Mortgage-Backed Securities Pass-Through
5.00%, 11/28/2035 (Acquired 10/28/2013, Cost $427) (b)	432	430
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034 (Acquired 10/28/2013, Cost $94,086) (b)	92,399	92,646
NCUA Guaranteed Notes Trust 2010-C1
2.65%, 10/29/2020	5,690,031	5,805,249
NCUA Guaranteed Notes Trust 2010-R3
0.74%, 12/08/2020	2,254,279	2,270,586
2.40%, 12/08/2020	426,309	430,159
Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1
5.00%, 04/25/2018	698	704
7.00%, 04/25/2033	11,068	11,473
5.50%, 05/25/2033	38,051	39,162
6.00%, 05/25/2033	23,762	24,518

Nomura Resecuritization Trust 2010-6R
2.65%, 03/26/2036 (Acquired 10/28/2013, Cost $120,559) (b)	120,285	119,701
NorthStar 2013-1
2.04%, 08/25/2029 (Acquired 10/28/2013, Cost $1,178,084) (b)	1,178,084	1,174,550
5.19%, 08/25/2029 (Acquired 10/28/2013 through 11/13/2013, Cost $1,076,255) (b)	1,071,000	1,070,143
PaineWebber CMO Trust Series P
8.50%, 08/01/2019	831	910
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034	184,994	194,257
Provident Funding Mortgage Loan Trust 2005-1
2.48%, 05/25/2035	77,816	78,529
RAIT 2014-FL3 Trust
1.42%, 12/15/2031 (Acquired 10/23/2014, Cost $1,960,259) (b)	1,960,259	1,959,585
1.97%, 12/15/2031 (Acquired 10/23/2014, Cost $1,489,836) (b)	1,489,836	1,488,438
RAIT 2015-FL4 Trust
1.53%, 12/15/2031 (Acquired 05/19/2015, Cost $1,590,000) (b)	1,590,000	1,585,798
1.93%, 12/15/2031 (Acquired 05/19/2015, Cost $1,000,000) (b)	1,000,000	1,000,407
RALI Series 2001-QS19 Trust
6.00%, 12/25/2016	20,318	20,433
RALI Series 2002-QS16 Trust
16.23%, 10/25/2017	14,339	14,783
RALI Series 2002-QS8 Trust
6.25%, 06/25/2017	57,046	57,568
RALI Series 2003-QR19 Trust
5.75%, 10/25/2033	242,504	255,432
RALI Series 2003-QR24 Trust
4.00%, 07/25/2033	167,151	167,844
RALI Series 2003-QS1 Trust
4.25%, 01/25/2033	7,106	7,105
RALI Series 2003-QS13 Trust
4.00%, 07/25/2033	996,230	944,301
RALI Series 2003-QS14 Trust
5.00%, 07/25/2018	133,914	135,776
RALI Series 2003-QS15 Trust
5.50%, 08/25/2033	987,767	1,006,173
RALI Series 2003-QS18 Trust
5.00%, 09/25/2018	43,504	44,242
RALI Series 2003-QS19 Trust
5.75%, 10/25/2033	648,721	682,937
RALI Series 2003-QS3 Trust
16.09%, 02/25/2018	32,882	36,128
RALI Series 2003-QS9 Trust
7.36%, 05/25/2018 IO	89,043	6,870
RALI Series 2004-QS6 Trust
5.00%, 05/25/2019	19,981	20,239

RALI Series 2004-QS7 Trust
5.50%, 05/25/2034	1,084,154	1,114,875
RALI Series 2005-QA6 Trust
3.45%, 05/25/2035	278,102	234,325
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037	33,304	28,356
RBS Commercial Funding Inc 2013-SMV Trust
3.26%, 03/11/2031 (Acquired 10/28/2013, Cost $487,740) (b)	512,000	507,553
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036 (Acquired 10/28/2013, Cost $512,820) (b)	492,234	529,023
RBSSP Resecuritization Trust 2009-12
5.79%, 11/25/2033 (Acquired 10/28/2013, Cost $673,909) (b)	653,914	686,885
RBSSP Resecuritization Trust 2009-2
7.00%, 08/26/2037 (Acquired 10/28/2013, Cost $158,137) (b)	153,050	161,452
RBSSP Resecuritization Trust 2009-9
6.00%, 07/26/2037 (Acquired 10/28/2013, Cost $237,227) (b)	235,209	239,778
RBSSP Resecuritization Trust 2010-9
5.00%, 10/26/2034 (Acquired 10/28/2013, Cost $294,622) (b)	283,247	292,475
4.00%, 05/26/2037	799,541	807,383
RBSSP Resecuritization Trust 2012-3
0.33%, 09/26/2036	836,945	800,160
RCMC LLC
5.62%, 11/15/2044 (Acquired 10/28/2013, Cost $783,828) (b)	783,229	800,342
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035 PO (Acquired 10/28/2013, Cost $13,750) (b)	14,933	12,905
Residential Asset Securitization Trust 2003-A13
5.50%, 01/25/2034	40,973	42,108
Residential Asset Securitization Trust 2003-A14
4.75%, 02/25/2019	3,028	3,093
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2018	52,926	53,415
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034	3,405,155	3,517,011
Residential Asset Securitization Trust 2005-A2
4.86%, 03/25/2035 IO	1,359,114	186,132
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036	141,445	127,226
RFMSI Series 2003-S11 Trust
4.00%, 06/25/2018	1,076	1,066
RFMSI Series 2003-S13 Trust
5.50%, 06/25/2033	22,606	22,617
RFMSI Series 2003-S14 Trust
0.00%, 07/25/2018 PO	9,724	9,665
RFMSI Series 2003-S16 Trust
5.00%, 09/25/2018	27,335	27,582

RFMSI Series 2003-S20 Trust
4.75%, 12/25/2018	47,951	48,564
RFMSI Series 2004-S6 Trust
0.00%, 06/25/2034 PO	23,562	20,179
RFMSI Series 2005-S1 Trust
4.75%, 02/25/2020	32,487	33,326
RFMSI Series 2005-SA4 Trust
2.67%, 09/25/2035	134,797	112,579
RFSC Series 2003-RM2 Trust
0.00%, 05/25/2033 PO	2,294	2,034
RREF 2015-LT7 LLC
3.00%, 12/25/2032 (Acquired 06/15/2015, Cost $1,498,828) (b)	1,500,000	1,498,826
Salomon Brothers Mortgage Securities VII Inc
0.00%, 12/25/2018 PO	2,578	2,280
3.95%, 04/25/2032 (Acquired 10/28/2013, Cost $46,103) (b)	46,957	46,178
7.00%, 06/25/2033	39,457	42,560
2.49%, 09/25/2033	342,222	346,186
Sequoia Mortgage Trust 2004-10
0.81%, 11/20/2034	107,734	102,998
Sequoia Mortgage Trust 2004-11
0.49%, 12/20/2034	325,811	316,450
Sequoia Mortgage Trust 2004-12
0.76%, 01/20/2035	281,503	258,063
Sequoia Mortgage Trust 2004-8
0.89%, 09/20/2034	1,811,149	1,728,222
1.13%, 09/20/2034	331,771	320,648
Springleaf Mortgage Loan Trust 2012-2
2.22%, 10/25/2057 (Acquired 10/28/2013, Cost $1,267,929) (b)	1,248,792	1,251,884
6.00%, 10/25/2057 (Acquired 10/28/2013, Cost $1,780,592) (b)	1,729,000	1,790,872
Springleaf Mortgage Loan Trust 2012-3
1.57%, 12/25/2059 (Acquired 10/28/2013, Cost $1,530,291) (b)	1,530,304	1,533,331
2.66%, 12/25/2059 (Acquired 10/28/2013, Cost $985,796) (b)	996,000	1,000,339
3.56%, 12/25/2059 (Acquired 10/28/2013, Cost $572,160) (b)	584,000	588,242
4.44%, 12/25/2059 (Acquired 10/28/2013, Cost $493,800) (b)	496,000	505,736
5.30%, 12/25/2059 (Acquired 10/28/2013, Cost $222,925) (b)	221,000	227,046
Springleaf Mortgage Loan Trust 2013-1
1.27%, 06/25/2058 (Acquired 10/28/2013, Cost $1,226,108) (b)	1,239,848	1,238,323
2.31%, 06/25/2058 (Acquired 10/28/2013, Cost $1,085,282) (b)	1,121,000	1,124,192
3.14%, 06/25/2058 (Acquired 10/28/2013, Cost $795,163) (b)	817,000	818,257
3.79%, 06/25/2058 (Acquired 10/28/2013, Cost $660,044) (b)	688,000	692,647
Springleaf Mortgage Loan Trust 2013-2
1.78%, 12/25/2065 (Acquired 10/28/2013, Cost $1,543,564) (b)	1,550,898	1,554,474
3.52%, 12/25/2065 (Acquired 10/28/2013, Cost $876,535) (b)	899,000	915,515
Springleaf Mortgage Loan Trust 2013-3
3.79%, 09/25/2057 (Acquired 10/28/2013, Cost $1,261,680) (b)	1,262,000	1,269,798
Structured Adjustable Rate Mortgage Loan Trust
2.36%, 06/25/2034	98,091	97,611
2.45%, 06/25/2034	1,065,541	1,064,272

Structured Asset Mortgage Investments II Trust 2004-AR5
0.85%, 10/19/2034	282,362	269,866
Structured Asset Mortgage Investments II Trust 2005-AR5
0.44%, 07/19/2035	1,039,958	990,797
Structured Asset Mortgage Investments Trust 2003-CL1
0.59%, 07/25/2032	901,438	853,213
Structured Asset Sec Corp Mort Pas Thr Certs Se 2003 29
4.75%, 09/25/2018	79,005	80,283
Structured Asset Sec Corp Mort Pas Thr Certs Ser 2003 30
5.50%, 10/25/2033	42,090	44,215
Structured Asset Sec Corp Mort Pass Th Certs Ser 2003-32
5.49%, 11/25/2033	41,445	42,880
Structured Asset Securities Corp
2.55%, 12/25/2033	2,652,276	2,608,726
3.77%, 12/25/2033	345,644	346,093
5.49%, 02/25/2034	330,307	349,868
0.54%, 06/25/2035 (Acquired 10/28/2013, Cost $107,384) (b)	126,761	102,400
Structured Asset Securities Corp Mort Pass Thru Ser 2004-5H
5.54%, 12/25/2033	816,553	839,462
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2003-33H
5.50%, 10/25/2033	376,509	384,462
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2003-34A
2.46%, 11/25/2033	109,574	108,204
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2004-22
5.06%, 01/25/2035	6,361,219	6,563,525
Structured Asset Securities Corp Trust 2005-6
5.00%, 05/25/2035	84,108	85,315
Thornburg Mortgage Securities Trust 2003-4
0.83%, 09/25/2043	1,411,738	1,363,077
Thornburg Mortgage Securities Trust 2003-5
2.16%, 10/25/2043	8,002,803	8,034,974
Thornburg Mortgage Securities Trust 2004-4
2.00%, 12/25/2044	754,961	745,962
Thornburg Mortgage Securities Trust 2005-1
2.23%, 04/25/2045	2,416,701	2,427,970
UBS Commercial Mortgage Trust 2012-C1
2.25%, 05/10/2045 (Acquired 10/28/2013, Cost $237,240) (b)	1,939,866	207,760
UBS-BAMLL Trust
3.66%, 06/10/2030 (Acquired 10/28/2013, Cost $1,758,738) (b)	1,787,000	1,834,547
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.89%, 05/10/2063 (Acquired 10/28/2013, Cost $637,622) (b)	7,527,938	534,145
3.53%, 05/10/2063	1,073,000	1,110,701
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046	271,000	273,863

Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023	638,323	725,702
Vendee Mortgage Trust 1994-1
5.57%, 02/15/2024	142,223	155,982
6.50%, 02/15/2024	473,701	537,514
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026	212,230	241,657
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026	99,574	114,248
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027	295,627	346,352
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028	197,838	235,885
VML 2014-NPL1 LLC
3.88%, 04/25/2054 (Acquired 11/26/2014, Cost $946,862) (b)	946,862	948,353
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030 (Acquired 10/28/2013, Cost $2,200,447) (b)	2,283,000	2,258,901
VNDO 2013-PENN Mortgage Trust
3.81%, 12/13/2029 (Acquired 12/5/2013, Cost $2,559,176) (b)	2,500,000	2,633,658
Wachovia Bank Commercial Mortgage Trust Series 2004-C11
5.22%, 01/15/2041	152,328	152,591
Wachovia Bank Commercial Mortgage Trust Series 2005-C21
5.43%, 10/15/2044	325,249	325,581
5.43%, 10/15/2044	5,000,000	5,027,775
Wachovia Bank Commercial Mortgage Trust Series 2005-C22
5.45%, 12/15/2044	5,051,389	5,057,668
Wachovia Bank Commercial Mortgage Trust Series 2006-C23
5.47%, 01/15/2045	5,360,000	5,469,741
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.25%, 03/15/2045 (Acquired 10/28/2013, Cost $264,579) (b)	69,842,471	48,121
Wachovia Bank Commercial Mortgage Trust Series 2007-C32
5.90%, 06/15/2049	6,823,943	7,210,451
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
2.42%, 10/25/2033	576,139	582,473
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
2.32%, 08/25/2033	193,802	194,216
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
2.41%, 09/25/2033	1,048,119	1,058,437
2.44%, 09/25/2033	204,325	202,667
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033	193,049	199,754
WaMu Mortgage Pass-Through Certificates Series 2003-S10
5.00%, 10/25/2018	13,329	13,507
WaMu Mortgage Pass-Through Certificates Series 2003-S13 Trust
0.74%, 12/25/2018	37,770	36,776
WaMu Mortgage Pass-Through Certificates Series 2003-S4
16.95%, 06/25/2033	49,197	54,532

WaMu Mortgage Pass-Through Certificates Series 2003-S8 Trust
4.50%, 09/25/2018	72,330	73,002
4.50%, 09/25/2018	23,508	23,731
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033 PO	14,518	11,480
5.25%, 10/25/2033	708,052	726,718
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
2.46%, 06/25/2034	6,281,807	6,347,137
2.46%, 06/25/2034	353,972	357,654
WaMu Mortgage Pass-Through Certificates Series 2004-CB1 Trust
5.00%, 06/25/2019	70,586	72,241
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
5.00%, 07/25/2019	84,992	86,603
5.50%, 08/25/2019	192,617	197,629
6.00%, 08/25/2034	1,337,201	1,428,877
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
5.50%, 10/25/2019	29,724	30,737
6.00%, 10/25/2019	28,290	29,557
6.50%, 10/25/2034	5,270,472	5,750,491
WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust
5.50%, 12/25/2019	45,941	47,445
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033	108,896	111,097
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034	654,260	684,548
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034	165,699	173,458
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
2.28%, 09/25/2036	26,738	17,901
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
2.25%, 08/25/2046	132,445	112,050
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035 PO	22,227	15,842
5.50%, 03/25/2035	265,745	266,904
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
4.81%, 04/25/2035 IO	360,933	45,290
4.86%, 04/25/2035 IO	1,500,337	226,608
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035	512,020	470,665
5.50%, 06/25/2035 IO	484,285	101,111
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035	107,622	103,197
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036	43,774	39,816
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS5 Trust
0.69%, 03/25/2018	10,908	10,797

Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033 PO	2,983	2,253
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033 PO	16,592	14,746
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037	59,393	53,861
Wells Fargo Commercial Mortgage Trust 2013-120B
2.80%, 03/18/2028 (Acquired 10/28/2013, Cost $1,516,528) (b)	1,548,000	1,548,641
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048	8,800,000	8,822,713
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048	10,000,000	10,015,260
Wells Fargo Mortgage Backed Securities 2003-K Trust
2.49%, 11/25/2033	389,157	390,625
2.49%, 11/25/2033	14,929	15,163
Wells Fargo Mortgage Backed Securities 2003-L Trust
2.55%, 11/25/2033	60,404	60,072
Wells Fargo Mortgage Backed Securities 2004-4 Trust
5.50%, 05/25/2034	90,168	92,730
Wells Fargo Mortgage Backed Securities 2004-B Trust
2.49%, 02/25/2034	120,681	120,430
Wells Fargo Mortgage Backed Securities 2004-EE Trust
2.60%, 12/25/2034	351,739	354,334
2.60%, 12/25/2034	114,811	115,658
2.69%, 12/25/2034	219,095	222,767
2.69%, 12/25/2034	322,061	323,835
Wells Fargo Mortgage Backed Securities 2004-I Trust
2.61%, 07/25/2034	505,295	509,723
Wells Fargo Mortgage Backed Securities 2004-P Trust
2.63%, 09/25/2034	1,497,673	1,502,933
Wells Fargo Mortgage Backed Securities 2004-V Trust
2.69%, 10/25/2034	242,212	244,225
2.69%, 10/25/2034	310,660	314,816
Wells Fargo Mortgage Backed Securities 2005-14 Trust
0.00%, 11/25/2035 PO	37,585	30,664
5.50%, 11/25/2035	159,408	168,583
Wells Fargo Mortgage Backed Securities 2005-AR3 Trust
2.71%, 03/25/2035	3,527,731	3,553,830
Wells Fargo Mortgage Backed Securities 2005-AR8 Trust
2.62%, 06/25/2035	300,374	301,782
Wells Fargo Mortgage Backed Securities 2007-11 Trust
6.00%, 08/25/2037	404,870	399,414
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037	72,481	72,642
Wells Fargo Mortgage Loan 2012-RR1 Trust
2.85%, 08/27/2037 (Acquired 10/28/2013, Cost $452,149) (b)	450,369	443,614

Wells Fargo Resecuritization Trust 2012
1.75%, 08/20/2021 (Acquired 10/28/2013, Cost $882,923) (b)	884,782	884,782
Wfcm 2015-nxs2 A4
3.50%, 07/15/2058	15,000,000	15,149,385
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/15/2044 (Acquired 10/28/2013, Cost $1,124,076) (b)	1,059,000	1,146,413
WFRBS Commercial Mortgage Trust 2012-C6
1.08%, 04/15/2045	93,274	93,394
3.44%, 04/15/2045	9,470,780	9,852,244
WFRBS Commercial Mortgage Trust 2013-C11
4.32%, 03/15/2045 (Acquired 08/04/2014, Cost $285,936) (b)	300,000	281,280
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047	7,000,000	7,221,914
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057	3,500,000	3,666,698
WFRBS Commercial Mortgage Trust 2014-C24
3.32%, 11/15/2047	5,000,000	5,141,095
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047	10,000,000	10,469,020

Total Mortgage Backed Obligations (Cost $3,207,761,118)		$3,240,990,415

Total Bonds & Notes (Cost $8,212,731,358)		$8,284,244,603

	Shares
SHORT-TERM INVESTMENTS - 6.48%
Money Market Funds - 6.48%
Fidelity Institutional Money Market Fund, 0.01% (g)	278,789,989	$278,789,989
Goldman Sachs Financial Square Fund, 0.00% (g)	278,789,989	278,789,989

Total Short-Term Investments (Cost $557,579,978)		$557,579,978

TOTAL INVESTMENTS IN SECURITIES - 102.67% (Cost 8,770,311,336)		8,841,824,581
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.67)%		(230,172,197)

TOTAL NET ASSETS - 100.00%		$8,611,652,384

PO	Principal Only Strip
IO	Interest Only Strip

Percentages	are stated as a percent of net assets.

(a)	Includes securities that are treated as illiquid by the Fund. The value of these securities totals $11,040,641, which represents 0.13% of total net assets.
(b)	Includes restricted securities as defined in Rule 144A under the Securities Act of 1933. The value of these securities totals $1,113,397,062, which represents 12.93% of total net assets.
(c)	Includes inflation protected securities. The value of these securities totals $28,119,970, which represents 0.33% of total net assets.
(d)	Includes delayed delivery securities. The value of these securities totals $209,183,768, which represents 2.43% of total net assets.
(e)	Partially assigned as collateral for certain futures contracts. The value of the pledged issue totals $1,438,983, which represents 0.02% of total net assets.
(f)	Includes securities in default. The value of these securities totals $5,839,265, which represents 0.07% of total net assets.
(g)	Partially assigned as collateral for certain delayed delivery securities.

Bridge Builder Bond Fund

Summary Schedule of Investments

June 30, 2015

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
(1,044)	U.S. 10 Year Note Future	Sept. 2015	$(131,431,842)	$(131,723,438)	$(291,596)
1,177	U.S. 5 Year Note Future	Sept. 2015	140,006,952	140,366,446	359,494
57	U.S. Long Bond Future	Sept. 2015	8,615,763	8,598,094	(17,669)
548	U.S. 2 Year Note Future	Sept. 2015	119,966,633	119,977,750	11,117
(36)	U.S. Ultra Bond Future	Sept. 2015	(5,560,828)	(5,546,250)	14,578

					$75,924

Bridge Builder Large Cap Growth Fund

Schedule of Investments

June 30, 2015

	Shares	Value
COMMON STOCKS- 96.36%
Consumer Discretionary - 17.64%
Aaron’s, Inc.	229	$8,292
Advance Auto Parts, Inc.	68,397	10,894,958
Amazon.com, Inc. (a)	151,739	65,868,383
AMC Networks, Inc. (a)	1,430	117,045
Aramark	4,222	130,755
AutoNation, Inc. (a)	1,739	109,522
Autozone, Inc. (a)	19,746	13,168,607
Bed Bath & Beyond, Inc. (a)	4,089	282,059
Borgwarner, Inc.	191,104	10,862,351
Brinker International, Inc.	1,460	84,169
Brunswick Corp.	1,631	82,953
Cabela’s, Inc. (a)	115	5,748
Cablevision Systems Corp.	697	16,686
CarMax, Inc. (a)	4,994	330,653
Carter’s, Inc.	1,248	132,662
CBS Corp.	11,747	651,958
Charter Communications, Inc. - Class A (a)	1,789	306,366
Chipotle Mexican Grill, Inc. (a)	742	448,903
Choice Hotels International, Inc.	846	45,895
Cinemark Holdings, Inc.	2,766	111,110
Clear Channel Outdoor Holdings, Inc.	338	3,424
Coach, Inc.	924	31,980
Comcast Corp. - Special Class A	8,216	492,467
Comcast Corp.	45,754	2,751,646
CST Brands, Inc.	1,531	59,801
D.R. Horton, Inc.	3,244	88,756
Darden Restaurants, Inc.	598	42,506
Delphi Automotive Plc	6,892	586,440
Dick’s Sporting Goods, Inc.	1,513	78,328
Dillard’s, Inc.	68	7,153

DIRECTV (a)	11,283	1,046,950
Discovery Communications, Inc. - Class A (a)	3,382	112,485
Discovery Communications, Inc. - Class C (a)	5,955	185,081
DISH Network Corp. (a)	3,496	236,714
Dollar General Corp.	218,982	17,023,661
Dollar Tree, Inc. (a)	4,922	388,789
Domino’s Pizza, Inc.	1,318	149,461
DSW, Inc.	105	3,504
Dunkin’ Brands Group, Inc.	2,297	126,335
Expedia, Inc.	2,345	256,426
Extended Stay America, Inc.	1,426	26,766
Family Dollar Stores, Inc.	2,166	170,702
Foot Locker, Inc.	2,888	193,525
Fossil Group, Inc. (a)	821	56,945
Gap, Inc.	5,688	217,111
Gentex Corp.	3,511	57,651
Genuine Parts Co.	3,375	302,164
GNC Holdings, Inc.	2,067	91,940
GoPro, Inc. (a)	2,130	112,294
Groupon, Inc. (a)	11,821	59,460
H&R Block, Inc.	6,143	182,140
Hanesbrands, Inc.	9,587	319,439
Harley-Davidson, Inc.	59,818	3,370,744
Harman International Industries, Inc.	1,699	202,079
Hasbro, Inc.	2,159	161,472
Hilton Worldwide Holdings, Inc. (a)	12,397	341,537
Home Depot, Inc.	31,004	3,445,475
Inditex S.A. - ADR	653,602	10,607,960
International Game Technology (a)	1,513	26,871
Interpublic Group of Companies, Inc.	9,818	189,193
Jarden Corp. (a)	4,597	237,895
JD.com, Inc. (a) - ADR	186,249	6,351,091
Johnson Controls, Inc.	3,423	169,541
Kate Spade & Co. (a)	3,047	65,632
Kohl’s Corp.	173,300	10,850,313
L Brands, Inc.	5,907	506,407
Las Vegas Sands Corp.	8,715	458,148
Lear Corp.	1,405	157,725

Leggett & Platt, Inc.	3,289	160,109
Lennar Corp. - Class A	1,628	83,093
Lennar Corp. - Class B	91	3,924
Liberty Interactive Corp. (a)	4,805	133,339
Liberty Venture Group (a)	3,383	132,850
Lions Gate Entertainment Corp.	2,266	83,955
Live Nation Entertainment, Inc. (a)	3,476	95,555
LKQ Corp. (a)	7,261	219,609
Lowes Companies, Inc.	745,274	49,911,000
Lululemon Athletica, Inc. (a)	2,663	173,894
Macy’s, Inc.	5,879	396,656
Markit Ltd (a)	269,259	6,884,953
Marriott International, Inc.	133,489	9,930,247
McDonald’s Corp.	22,878	2,175,011
MGM Resorts International (a)	726	13,250
Michael Kors Holdings Ltd (a)	4,735	199,296
Mohawk Industries, Inc. (a)	1,035	197,582
Morningstar, Inc.	452	35,957
Murphy USA, Inc. (a)	66	3,684
Netflix, Inc. (a)	32,056	21,058,869
Newell Rubbermaid, Inc.	3,233	132,909
Nike, Inc.	169,962	18,359,295
Nordstrom, Inc.	3,350	249,575
Norwegian Cruise Line Holdings Ltd (a)	59,682	3,344,579
NVR, Inc. (a)	98	131,320
Office Depot, Inc. (a)	2,313	20,031
Omnicom Group, Inc.	5,832	405,266
O’Reilly Automotive, Inc. (a)	2,411	544,838
Panera Bread Co. (a)	605	105,736
Penske Automotive Group, Inc.	382	19,906
Polaris Industries, Inc.	1,587	235,051
Ralph Lauren Corp.	79	10,456
Regal Entertainment Group	1,976	41,318
Ross Stores, Inc.	9,877	480,121
Sally Beauty Holdings, Inc. (a)	294,411	9,297,499
Scripps Networks Interactive, Inc.	2,182	142,637
Sears Holdings Corp. (a)	33	881
Service Corp. International	4,824	141,970

Servicemaster Global Holdings, Inc. (a)	199,553	7,217,832
Signet Jewelers Ltd	1,916	245,708
Sirius XM Holdings, Inc. (a)	54,858	204,620
Six Flags Enertainment Corp.	1,712	76,783
Skechers USA, Inc. (a)	977	107,265
Starbucks Corp.	696,003	37,316,201
Starwood Hotels & Resorts Worldwide, Inc.	4,079	330,766
Starz (a)	2,059	92,078
Target Corp.	1,265	103,262
Tempur Sealy International, Inc. (a)	1,457	96,016
Tesla Motors, Inc. (a)	47,497	12,741,545
The Madison Square Garden Co. (a)	1,468	122,563
The Michaels Companies, Inc. (a)	1,496	40,257
The Priceline Group, Inc. (a)	29,490	33,953,901
Thor Industries, Inc.	1,089	61,289
Tiffany & Co.	2,033	186,629
Time Warner Cable, Inc.	6,747	1,202,113
Time Warner, Inc.	10,136	885,988
TJX Companies, Inc.	16,229	1,073,873
Toll Brothers, Inc. (a)	1,463	55,872
Tractor Supply Co.	3,257	292,935
TripAdvisor, Inc. (a)	2,677	233,274
Tupperware Brands Corp.	1,126	72,672
Twenty-First Century Fox, Inc. - Class A	20,343	662,063
Twenty-First Century Fox, Inc. - Class B	7,815	251,799
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,534	236,926
Under Armour, Inc. (a)	135,702	11,322,975
Urban Outfitters, Inc. (a)	2,334	81,690
VF Corp.	150,647	10,506,122
Viacom, Inc. - Class A	247	16,023
Viacom, Inc. - Class B	111,573	7,212,079
Vipshop Holdings Ltd (a) - ADR	110,971	2,469,105
Vista Outdoor, Inc. (a)	199	8,935
Visteon Corp. (a)	1,066	111,909
Walt Disney Co.	247,573	28,257,982
Whirlpool Corp.	143	24,746
Williams-Sonoma, Inc.	64,731	5,325,419
Wyndham Worldwide Corp.	2,866	234,754

Wynn Resorts Ltd	1,717	169,416
Yum! Brands, Inc.	10,321	929,716

		456,354,524

Consumer Staples - 8.26%
Altria Group, Inc.	44,168	2,160,257
Brown Forman Corp. - Class A	607	67,632
Brown Forman Corp. - Class B	2,799	280,404
Campbell Soup Co.	2,448	116,647
Church & Dwight Co., Inc.	3,124	253,450
Clorox Co.	2,471	257,033
Coca Cola Co.	93,590	3,671,536
Coca-Cola Enterprises, Inc.	5,561	241,570
Colgate Palmolive Co.	529,338	34,623,999
ConAgra Foods, Inc.	1,387	60,640
Constellation Brands, Inc.	3,905	453,058
Costco Wholesale Corp.	155,116	20,949,967
Coty, Inc.	1,986	63,492
CVS Health Corp.	97,465	10,222,129
Dr. Pepper Snapple Group, Inc.	4,577	333,663
Estee Lauder Companies, Inc.	5,007	433,907
Flowers Foods, Inc.	3,701	78,276
General Mills, Inc.	14,241	793,509
Herbalife Ltd (a)	1,492	82,194
Hormel Foods Corp.	3,194	180,046
Ingredion, Inc.	210	16,760
Kellogg Co.	152,865	9,584,635
Keurig Green Mountain, Inc.	52,036	3,987,519
Kimberly Clark Corp.	6,892	730,345
Kraft Foods Group, Inc.	14,129	1,202,943
Kroger Co.	11,700	848,367
McCormick & Co, Inc.	3,050	246,897
Mead Johnson Nutrition Co.	107,399	9,689,538
Molson Coors Brewing Co.	67,300	4,698,213
Mondelez International, Inc.	648,030	26,659,954
Monster Beverage Corp. (a)	33,325	4,466,217
Nu Skin Enterprises, Inc.	294	13,856
PepsiCo, Inc.	35,230	3,288,368
Philip Morris International, Inc.	18,414	1,476,250

Pilgrim’s Pride Corp.	165	3,790
Procter & Gamble Co.	166,890	13,057,474
Reynolds American, Inc.	95,084	7,098,971
Rite Aid Corp. (a)	14,019	117,059
Spectrum Brands Holdings, Inc.	604	61,602
Sprouts Farmers Market, Inc. (a)	3,660	98,747
Sysco Corp.	4,422	159,634
The Hain Celestial Group, Inc. (a)	2,449	161,291
The Hershey Co.	247,295	21,967,215
The J. M. Smucker Co.	60,750	6,585,908
Tyson Foods, Inc.	359	15,304
Walgreens Boots Alliance, Inc.	3,099	261,680
WhiteWave Foods Co. (a)	4,180	204,318
Whole Foods Market, Inc.	549,613	21,676,737

		213,703,001

Energy - 2.70%
Cabot Oil & Gas Corp.	9,872	311,363
Continental Resources, Inc. (a)	674	28,571
Core Laboratories	52,490	5,985,960
CVR Energy, Inc.	153	5,759
Dresser-Rand Group, Inc. (a)	1,837	156,476
EOG Rescources, Inc.	77,127	6,752,469
FMC Technologies, Inc. (a)	3,588	148,866
Halliburton Co.	164,600	7,089,322
HollyFrontier Corp.	693	29,584
Marathon Petroleum Corp.	973	50,898
Memorial Resource Development Corp. (a)	1,971	37,390
Oceaneering International, Inc.	413	19,242
ONEOK, Inc.	2,243	88,554
Range Resources Corp.	267	13,184
RPC, Inc.	172	2,379
Schlumberger Ltd	498,366	42,954,165
Suncor Energy, Inc.	183,372	5,046,397
Targa Resources Corp.	653	58,261
Teekay Corp.	432	18,498
Tesoro Corp.	184	15,531
The Williams Companies, Inc.	17,876	1,025,903
World Fuel Services Corp.	312	14,960

		69,853,732

Financials - 9.64%
Affiliated Managers Group, Inc. (a)	1,307	285,710
Ally Financial, Inc. (a)	851	19,088
American Express Co.	325,592	25,305,010
American Tower Corp.	10,099	942,136
Ameriprise Financial, Inc.	3,607	450,622
AmTrust Financial Services, Inc.	52	3,406
Aon Plc	197,797	19,716,405
Arthur J. Gallagher & Co.	2,225	105,242
Artisan Partners Asset Management, Inc.	848	39,398
Bank New York Mellon Corp.	2,891	121,335
Berkshire Hathaway, Inc. - Class B (a)	2,886	392,813
BlackRock, Inc.	953	329,719
Boston Properties, Inc.	3,343	404,637
CBOE Holdings, Inc.	2,002	114,554
CBRE Group, Inc. (a)	6,827	252,599
Charles Schwab Corp.	317,733	10,373,982
Citigroup, Inc.	239,895	13,251,800
Columbia Property Trust, Inc.	365	8,961
Comerica, Inc.	133,415	6,846,858
Credit Acceptance Corp. (a)	203	49,975
Crown Castle International Corp.	7,966	639,670
Digital Realty Trust, Inc.	1,861	124,091
Eaton Vance Corp.	2,802	109,642
Empire State Realty Trust, Inc.	1,253	21,376
Encore Capital Group, Inc. (a)	159,829	6,831,091
Equinix, Inc.	74,919	19,029,426
Equity Lifestyle Properties, Inc.	2,011	105,738
Erie Indemnity Co.	580	47,601
Extra Space Storage, Inc.	2,781	181,377
Federal Realty Investment Trust	1,640	210,067
Federated Investors, Inc.	2,238	74,951
Gaming and Leisure Properties, Inc.	287	10,521
Hartford Financial Services Group, Inc.	327,100	13,597,547
Health Care Real Estate Investment Trust, Inc.	3,775	247,753
Healthcare Trust of America, Inc.	293	7,017
Interactive Brokers Group, Inc.	120	4,987

Intercontinental Exchange, Inc.	93,711	20,954,717
Invesco Ltd	1,285	48,175
Iron Mountain, Inc.	1,970	61,070
Jones Lang LaSalle, Inc.	780	133,380
Lamar Advertising Co.	1,933	111,109
Lazard Ltd	3,008	169,170
Legg Mason, Inc.	763	39,317
Leucadia National Corp.	1,051	25,518
LPL Financial Holdings, Inc.	151,735	7,054,160
Markel Corp. (a)	35	28,024
Marsh & McLennan Companies, Inc.	7,676	435,229
McGraw Hill Financial, Inc.	6,533	656,240
Moody’s Corp.	110,298	11,907,772
Morgan Stanley	301,148	11,681,531
MSCI, Inc.	2,684	165,200
NorthStar Asset Management Group, Inc.	4,627	85,553
Omega Healthcare Investors, Inc.	1,187	40,750
Plum Creek Timber Co., Inc.	1,719	69,740
Post Properties, Inc.	440	23,923
Public Storage	3,157	582,056
Realogy Holdings Corp. (a)	1,273	59,475
Santander Consumer USA Holding, Inc. (a)	119	3,043
SEI Investments Co.	3,325	163,025
Signature Bank (a)	52,684	7,712,411
Simon Property Group, Inc.	7,430	1,285,539
SLM Corp. (a)	9,348	92,265
Springleaf Holdings, Inc. (a)	166,405	7,639,654
State Street Corp.	289,430	22,286,110
SVB Financial Group (a)	769	110,721
T. Rowe Price Group, Inc.	6,220	483,481
Tanger Factory Outlet Centers, Inc.	2,288	72,530
Taubman Centers, Inc.	548	38,086
TD Ameritrade Holding Corp.	5,451	200,706
The Howard Hughes Corp. (a)	383	54,976
Voya Financial, Inc.	395,100	18,360,297
Waddell & Reed Financial, Inc.	1,887	89,274
Wells Fargo & Co.	289,900	16,303,976
Weyerhaeuser Co.	1,063	33,484

		249,518,792

Health Care - 17.67%
AbbVie, Inc.	41,770	2,806,510
Acadia Healthcare Company, Inc. (a)	1,234	96,659
Aetna, Inc.	2,051	261,420
Agios Pharmaceuticals, Inc. (a)	617	68,573
Akorn, Inc. (a)	1,871	81,688
Alere, Inc. (a)	1,305	68,839
Alexion Pharmaceuticals, Inc. (a)	64,184	11,602,542
Align Technology, Inc. (a)	94,003	5,894,928
Alkermes Plc (a)	2,938	189,031
Allergan Plc (a)	49,515	15,025,822
Allscripts Healthcare Solutions, Inc. (a)	1,343	18,372
Alnylam Pharmaceuticals, Inc. (a)	1,449	173,692
AmerisourceBergen Corp.	5,234	556,584
Amgen, Inc.	184,307	28,294,811
Analogic Corp.	11,427	901,590
Anthem, Inc.	1,252	205,503
athenahealth, Inc. (a)	921	105,528
Baxter International, Inc.	8,249	576,853
Becton Dickinson and Co.	4,998	707,967
Biogen, Inc. (a)	41,241	16,658,890
BioMarin Pharmaceutical, Inc. (a)	196,650	26,897,787
Bio-Techne Corp.	367	36,139
Bluebird Bio, Inc. (a)	784	132,002
Boston Scientific Corp. (a)	2,496	44,179
Bristol Myers Squibb Co.	674,441	44,877,304
Brookdale Senior Living, Inc. (a)	950	32,965
Bruker Corp. (a)	2,644	53,964
C.R. Bard, Inc.	1,768	301,798
Cardinal Health, Inc.	7,139	597,177
Catamaran Corp. (a)	2,811	171,696
Celgene Corp. (a)	75,263	8,710,563
Centene Corp. (a)	2,838	228,175
Cerner Corp. (a)	557,882	38,527,331
Charles River Laboratories International, Inc. (a)	1,131	79,555
Cigna Corporation	6,143	995,166
DaVita HealthCare Partners, Inc. (a)	1,213	96,397

DENTSPLY International, Inc.	855	44,075
DexCom, Inc. (a)	1,893	151,402
Edwards Lifesciences Corp. (a)	2,568	365,760
Eli Lilly & Co.	242,254	20,225,786
Endo International Plc (a)	1,541	122,741
Envision Healthcare Holdings, Inc. (a)	4,431	174,936
Exact Sciences Corp. (a)	117,618	3,497,959
Express Scripts Holding Co. (a)	14,622	1,300,481
Gilead Sciences, Inc.	327,014	38,286,799
HCA Holdings, Inc. (a)	597	54,160
Health Net, Inc. (a)	304	19,492
Henry Schein, Inc. (a)	1,996	283,672
Hill-Rom Holdings, Inc.	1,243	67,532
HMS Holdings Corp. (a)	232,945	3,999,666
Hologic, Inc. (a)	5,869	223,374
Hospira, Inc. (a)	3,217	285,380
Humana, Inc.	3,311	633,328
IDEXX Laboratories, Inc. (a)	2,234	143,289
Illumina, Inc. (a)	55,255	12,065,482
IMS Health Holdings, Inc. (a)	3,191	97,804
Incyte Corp. (a)	3,734	389,120
Inovalon Holdings, Inc. (a)	606	16,907
Intercept Pharmaceuticals, Inc. (a)	381	91,966
Intrexon Corp. (a)	1,105	53,924
Intuitive Surgical, Inc. (a)	880	426,360
Isis Pharmaceuticals, Inc. (a)	2,858	164,478
Jazz Pharmaceuticals Plc (a)	1,458	256,710
Johnson & Johnson	8,538	832,113
Juno Therapeutics, Inc. (a)	285	15,199
Laboratory Corp. of America Holdings (a)	794	96,249
Lifepoint Hospitals, Inc. (a)	104	9,043
Mallinckrodt Plc (a)	1,100	129,492
McKesson Corp.	39,127	8,796,141
Medivation, Inc. (a)	35,245	4,024,979
MEDNAX, Inc. (a)	1,289	95,528
Merck & Co., Inc.	135,327	7,704,166
Mettler-Toledo International, Inc. (a)	668	228,095
Mylan (a)	40,806	2,769,095

Novo Nordisk A/S - ADR	143,709	7,869,505
Omnicare, Inc.	784	73,892
Opko Health, Inc. (a)	5,605	90,128
Patterson Companies, Inc.	1,125	54,731
PerkinElmer, Inc.	419	22,056
Perrigo Co. Plc	646	119,400
Pfizer, Inc.	655,900	21,992,327
Premier, Inc. (a)	898	34,537
Puma Biotechnology, Inc. (a)	597	69,700
Quintiles Transitional Holdings, Inc. (a)	138,290	10,041,237
Receptos, Inc. (a)	754	143,298
Regeneron Pharmaceuticals, Inc. (a)	33,473	17,075,581
ResMed, Inc.	3,364	189,629
Sanofi - ADR	257,050	12,731,687
Seattle Genetics, Inc. (a)	2,266	109,674
Shire Plc - ADR	69,959	16,894,399
Sirona Dental Systems, Inc. (a)	1,326	133,157
St. Jude Medical, Inc.	3,785	276,570
Stryker Corp.	4,088	390,690
Tenet Healthcare Corp. (a)	2,369	137,118
The Cooper Companies, Inc.	787	140,062
The Spectranetics Corp. (a)	116,939	2,690,766
Thermo Fisher Scientific, Inc.	93,402	12,119,844
United Therapeutics Corp. (a)	1,104	192,041
UnitedHealth Group, Inc.	89,984	10,978,048
Universal Health Services, Inc.	395	56,130
Varian Medical Systems, Inc. (a)	2,382	200,874
VCA, Inc. (a)	1,850	100,649
Veeva Systems, Inc. (a)	1,696	47,539
Vertex Pharmaceuticals, Inc (a)	117,762	14,541,252
VWR Corp. (a)	370	9,890
Waters Corp. (a)	1,965	252,267
Zimmer Holdings, Inc.	253	27,635
Zoetis, Inc.	272,293	13,129,968

		457,156,964

Industrials - 8.83%
3M Co.	15,141	2,336,256
Acuity Brands, Inc.	1,037	186,639

AECOM (a)	474	15,680
Air Lease Corp.	156	5,288
Alaska Air Group, Inc.	3,095	199,411
Allegion Plc	2,284	137,360
Allison Transmission Holdings, Inc.	2,329	68,146
AMERCO	84	27,460
American Airlines Group, Inc.	201,801	8,058,923
Ametek, Inc.	211,670	11,595,283
A.O. Smith Corp.	1,772	127,549
Armstrong World Industries, Inc. (a)	587	31,275
Avis Budget Group, Inc. (a)	2,526	111,346
B/E Aerospace, Inc.	2,534	139,117
Babcock & Wilcox Co.	509	16,695
Boeing Co.	90,225	12,516,012
C.H. Robinson Worldwide, Inc.	3,481	217,180
Carlisle Companies, Inc.	339	33,941
Caterpillar, Inc.	2,507	212,644
Cintas Corp.	2,278	192,696
Clean Harbors, Inc. (a)	947	50,892
Copart, Inc. (a)	3,020	107,150
Covanta Holding Corp.	2,732	57,891
CSX Corp.	6,084	198,643
Cummins, Inc.	3,220	422,432
Danaher Corp.	2,852	244,103
Deere & Co.	1,435	139,267
Delta Air Lines, Inc.	19,483	800,362
Donaldson Company, Inc.	2,934	105,037
Dun & Bradstreet Corp.	255	31,110
Eaton Corp. Plc	97,500	6,580,275
Emerson Electric Co.	10,991	609,231
Equifax, Inc.	139,554	13,549,298
Expeditors International of Washington, Inc.	4,574	210,884
Fastenal Co.	7,016	295,935
Fedex Corp.	2,452	417,821
Flowserve Corp.	1,496	78,779
Fortune Brands Home & Security, Inc.	1,332	61,032
General Dynamics Corp.	2,130	301,800
Genesee & Wyoming, Inc. (a)	495	37,709

Graco, Inc.	1,401	99,513
HD Supply Holdings, Inc. (a)	4,069	143,147
Hertz Global Holdings, Inc. (a)	9,688	175,546
Hexcel Corp.	2,278	113,308
Honeywell International, Inc.	234,058	23,866,894
Hubbell, Inc.	183	19,815
Huntington Ingalls Industries, Inc.	1,161	130,717
IDEX Corp.	1,697	133,350
IHS, Inc. (a)	1,406	180,854
Illinois Tool Works, Inc.	7,142	655,564
Ingersoll-Rand Plc	443	29,867
J.B. Hunt Transport Services, Inc.	2,196	180,270
JetBlue Airways Corp. (a)	2,789	57,900
Joy Global, Inc.	118,700	4,296,940
KAR Auction Services, Inc.	1,137	42,524
Landstar System, Inc.	1,065	71,216
Lennox International, Inc.	966	104,028
Lincoln Electric Holdings, Inc.	1,662	101,199
Lockheed Martin Corp.	4,651	864,621
Masco Corp.	8,321	221,921
MSC Industrial Direct Company, Inc.	349	24,350
Nielsen	6,053	270,993
Nordson Corp.	1,452	113,096
Northrop Grumman Corp.	1,407	223,192
Old Dominion Freight Lines, Inc. (a)	1,666	114,296
PACCAR, Inc.	7,656	488,529
Pall Corp.	2,544	316,601
Parker-Hannifin Corp.	53,100	6,177,123
Pitney Bowes, Inc.	1,863	38,769
Precision Castparts Corp.	631	126,118
Quanta Services, Inc. (a)	967	27,869
Regal-Beloit Corp.	57	4,138
Robert Half International, Inc.	3,224	178,932
Rockwell Automation, Inc.	61,409	7,654,018
Rockwell Collins, Inc.	88,239	8,148,872
Rollins, Inc.	2,274	64,877
Roper Technologies, Inc.	919	158,491
RPX Corp. (a)	196,581	3,322,219

RR Donnelley & Sons Co.	2,614	45,562
Snap-on, Inc.	1,387	220,880
SolarCity Corp. (a)	1,412	75,613
Southwest Airlines Co.	15,951	527,819
Spirit AeroSystems Holdings, Inc. (a)	3,121	171,998
Spirit Airlines, Inc. (a)	1,743	108,240
Stanley Black & Decker, Inc.	338	35,571
Stericycle, Inc. (a)	80,722	10,809,483
Textron, Inc.	1,505	67,168
The Middleby Corp. (a)	1,369	153,643
The Toro Co.	1,322	89,605
Towers Watson & Co.	49,635	6,244,083
TransDigm Group, Inc. (a)	115,570	25,965,112
Tyco International Plc	217,483	8,368,746
Union Pacific Corp.	234,348	22,349,769
United Continental Holdings, Inc. (a)	9,118	483,345
United Parcel Service, Inc.	16,745	1,622,758
United Rentals, Inc. (a)	2,315	202,840
United Technologies Corp.	95,855	10,633,195
USG Corp. (a)	2,211	61,444
Valmont Industries, Inc.	31	3,685
Verisk Analytics, Inc. (a)	274,216	19,951,956
W.W. Grainger, Inc.	1,598	378,167
Wabco Holdings, Inc. (a)	1,303	161,207
Wabtec Corp.	2,306	217,317
Waste Management, Inc.	918	42,549
Watsco, Inc.	622	76,966

		228,538,950

Information Technology - 27.84%
3D Systems Corp. (a)	980	19,130
Accenture Plc	14,992	1,450,926
Adobe Systems, Inc. (a)	226,658	18,361,565
Akamai Technologies, Inc. (a)	174,168	12,160,410
Alibaba Group Holding Ltd (a) - ADR	72,264	5,945,159
Alliance Data Systems Corp. (a)	1,481	432,363
Altera Corp.	2,235	114,432
Amphenol Corp.	7,374	427,471
Analog Devices, Inc.	6,848	439,539

ANSYS, Inc. (a)	405	36,952
Apple, Inc.	677,568	84,983,966
Applied Materials, Inc.	178,362	3,428,118
Arista Networks, Inc. (a)	805	65,801
Arm Holdings Plc - ADR	112,277	5,531,888
ARRIS Group, Inc. (a)	543	16,616
Atmel Corp.	9,875	97,318
Autodesk, Inc. (a)	4,038	202,203
Automatic Data Processing, Inc.	271,289	21,765,516
Avago Technologies Ltd	6,125	814,196
Black Knight Financial Services, Inc. (a)	434	13,398
Booz Allen Hamilton Holding Corp.	2,248	56,740
Broadcom Corp.	963	49,585
Broadridge Financial Solutions, Inc.	2,862	143,129
Cadence Design Systems, Inc. (a)	6,986	137,345
CDK Global, Inc.	3,827	206,581
CDW Corp.	3,148	107,913
Cisco Systems, Inc.	647,100	17,769,366
Citrix Systems, Inc. (a)	107,826	7,565,072
Cognex Corp.	2,080	100,048
Cognizant Technology Solutions - Class A (a)	14,572	890,203
CommScope Holding Company, Inc. (a)	1,113	33,958
CoreLogic, Inc. (a)	967	38,380
CoStar Group, Inc. (a)	24,842	4,999,701
DST Systems, Inc.	678	85,414
EMC Corp.	737,101	19,452,095
eBay, Inc. (a)	28,995	1,746,659
Electronic Arts, Inc. (a)	7,509	499,348
F5 Networks, Inc. (a)	1,717	206,641
Facebook, Inc. (a)	410,223	35,182,776
FactSet Research Systems, Inc.	997	162,022
Fidelity National Information Services, Inc.	2,916	180,209
FireEye, Inc. (a)	116,552	5,700,558
Fiserv, Inc. (a)	5,652	468,155
Fleetcor Technologies, Inc. (a)	36,762	5,737,078
FLIR Systems, Inc.	2,111	65,061
Fortinet, Inc. (a)	3,409	140,894
Freescale Semiconductor Ltd (a)	2,418	96,647

Gartner, Inc. (a)	1,982	170,016
Genpact Ltd (a)	3,797	80,990
Global Payments, Inc.	1,581	163,554
GoDaddy, Inc. (a)	564	15,899
Google, Inc. - Class A (a)	127,057	68,615,862
Google, Inc. - Class C (a)	73,818	38,423,007
Guidewire Software, Inc. (a)	93,629	4,955,783
Harris Corp.	505	38,840
HomeAway, Inc. (a)	728	22,655
IAC/InterActiveCorp	1,754	139,724
Informatica Corp. (a)	2,500	121,175
Ingram Micro, Inc. (a)	209	5,231
Intel Corp.	7,926	241,069
International Business Machiness Co.	12,029	1,956,637
Intuit, Inc.	6,579	662,966
IPG Photonics Corp. (a)	825	70,269
Jabil Circuit, Inc.	861	18,331
Jack Henry & Associates, Inc.	1,965	127,135
Juniper Networks, Inc.	1,668	43,318
Keysight Technologies, Inc. (a)	3,393	105,828
King Digital Entertainment Plc	1,919	27,346
KLA-Tencor Corp.	3,817	214,554
Lam Research Corp.	2,699	219,564
Leidos Holdings, Inc.	137	5,531
LendingClub Corp. (a)	1,594	23,511
Linear Technology Corp.	5,716	252,819
Linkedin Corp. (a)	140,580	29,048,045
MasterCard, Inc.	593,025	55,435,977
Maxim Integrated Products, Inc.	2,339	80,871
Microchip Technology, Inc.	4,829	229,015
Micron Technology, Inc. (a)	2,040	38,434
Microsoft Corp.	420,375	18,559,556
Motorola Solutions, Inc.	5,035	288,707
National Instruments Corp.	591	17,411
NetApp, Inc.	2,233	70,473
NetSuite, Inc. (a)	954	87,529
NeuStar, Inc. (a)	190,171	5,554,895
NXP Semiconductors (a)	78,050	7,664,510

ON Semiconductor Corp. (a)	9,456	110,541
Oracle Corp.	45,374	1,828,572
Palo Alto Networks, Inc. (a)	1,733	302,755
Pandora Media, Inc. (a)	332,514	5,167,268
Paychex, Inc.	6,753	316,581
PTC, Inc. (a)	2,763	113,338
Qorvo, Inc. (a)	3,567	286,323
QUALCOMM, Inc.	261,904	16,403,048
Rackspace Hosting, Inc. (a)	2,940	109,339
Red Hat, Inc. (a)	542,213	41,170,233
Sabre Corp.	2,713	64,569
Salesforce.com, Inc. (a)	365,897	25,477,408
SAP SE - ADR	304,910	21,413,829
ServiceNow, Inc. (a)	47,183	3,506,169
Skyworks Solutions, Inc.	4,561	474,800
SolarWinds, Inc. (a)	1,592	73,439
Solera Holdings, Inc.	125,939	5,611,842
Splunk, Inc. (a)	98,960	6,889,595
SS&C Technologies Holdings, Inc.	1,527	95,438
SunEdison, Inc. (a)	5,983	178,952
SunPower Corp. (a)	126	3,580
Synopsys, Inc. (a)	271	13,726
Tableau Software, Inc. (a)	1,183	136,400
Tencent Holdings Ltd - ADR	390,340	7,826,317
Teradata Corp. (a)	2,519	93,203
Texas Instruments, Inc.	24,831	1,279,045
The Western Union Co.	12,323	250,527
Total Systems Services, Inc.	3,944	164,741
Trimble Navigation Ltd (a)	329	7,718
Twitter, Inc. (a)	243,208	8,808,994
Ultimate Software Group, Inc. (a)	683	112,244
Vantiv, Inc. (a)	321,993	12,296,913
VeriFone Systems, Inc. (a)	2,715	92,201
Verint Systems, Inc. (a)	96,154	5,840,875
VeriSign, Inc. (a)	2,470	152,448
Visa, Inc.	565,269	37,957,813
VMware, Inc. (a)	1,956	167,707
WEX, Inc. (a)	923	105,194

Workday, Inc. (a)	114,769	8,767,204
Xerox Corp.	830,200	8,833,328
Xilinx, Inc.	1,427	63,016
Yahoo!, Inc. (a)	147,505	5,795,471
Yelp, Inc. (a)	1,551	66,740
Zebra Technologies Corp. (a)	1,235	137,147
Zillow Group, Inc. (a)	628	54,473

		720,546,646

Materials - 3.14%
Air Products & Chemicals, Inc.	4,219	577,286
Airgas, Inc.	365	38,610
AptarGroup, Inc.	277	17,664
Ashland, Inc.	154	18,773
Avery Dennison Corp.	2,021	123,160
Axalta Coating Systems Ltd (a)	2,408	79,657
Ball Corp.	3,291	230,864
Bemis, Inc.	254	11,432
Celanese Corp.	260	18,689
CF Industries Holdings, Inc.	5,618	361,125
Compass Minerals International, Inc.	794	65,219
Crown Holdings, Inc. (a)	1,463	77,407
Cytec Industries, Inc.	167	10,108
Dow Chemical Co.	3,605	184,468
DuPont	9,982	638,349
Eagle Materials, Inc.	1,199	91,520
Eastman Chemical Co.	109,984	8,998,891
Ecolab, Inc.	232,562	26,295,785
FMC Corp.	2,308	121,285
Graphic Packaging Holding Co.	4,530	63,103
Huntsman Corp.	3,101	68,439
International Flavors & Fragrances, Inc.	1,931	211,039
International Paper Co.	9,544	454,199
LyondellBasell Industries N. V. - Class A	9,191	951,452
Martin Marietta Materials, Inc.	226	31,981
Monsanto Co.	357,215	38,075,547
NewMarket Corp.	203	90,110
Owens-Illinois, Inc. (a)	243	5,574
Packaging Corporation of America	2,337	146,039

Platform Specialty Products Corp. (a)	470	12,023
PPG Industries, Inc.	6,489	744,418
Praxair, Inc.	5,733	685,380
Rock-Tenn Co.	643	38,709
Royal Gold, Inc.	82	5,050
RPM International, Inc.	3,180	155,725
Scotts Miracle-Gro Co.	967	57,256
Sealed Air Corp.	5,004	257,105
Sigma-Aldrich Corp.	1,111	154,818
Silgan Holdings, Inc.	970	51,177
Southern Copper Corp.	891	26,204
Steel Dynamics, Inc.	641	13,278
Tahoe Resources, Inc.	490	5,944
The Sherwin-Williams Co.	1,933	531,614
The Valspar Corp.	1,940	158,731
Vulcan Materials Co.	415	34,832
W.R. Grace & Co. (a)	1,737	174,222

		81,164,261

Telecommunication Services - 0.64%
Level 3 Communications, Inc. (a)	822	43,295
SBA Communications Corp. (a)	105,672	12,149,110
Verizon Communications, Inc.	90,334	4,210,468
Zayo Group Holdings, Inc. (a)	2,964	76,233

		16,479,106

Utilities - 0.00%
Calpine Corp. (a)	1,031	18,547
Dominion Resources, Inc.	709	47,411
ITC Holdings Corp.	1,367	43,990
TerraForm Power, Inc.	64	2,431

		112,379

Total Common Stocks (Cost $2,523,353,766)		$2,493,428,355

SHORT-TERM INVESTMENTS
Money Market Funds - 3.48%
Goldman Sachs Financial Square Fund, 0.01%	44,921,518	$44,921,518
JPMorgan U.S. Government Money Market Fund, 0.01%	44,921,519	44,921,519

Total Money Market Funds (Cost $89,843,037)		$89,843,037

TOTAL INVESTMENTS IN SECURITIES - 99.84% (Cost $2,613,196,803)	$2,583,271,392
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.16%	4,030,598

TOTAL NET ASSETS - 100.00%	$2,587,301,990

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

June 30, 2015

Open Futures Contracts

Number of Contracts Purchased	Description	Settlement Month	Notional Amount	Value	Unrealized Depreciation
5	E-Mini S&P 500 Index Futures	Sep. 2015	$522,817	$513,600	$(9,217)
2	E-Mini NASDAQ 100 Index Futures	Sep. 2015	177,025	175,610	(1,415)

					$(10,632)

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2015

	Shares	Value
Common Stocks - 95.20%
Consumer Discretionary - 9.86%
Aaron’s, Inc.	1,117	$40,447
Aramark	333	10,313
Best Buy, Inc.	6,137	200,128
Brunswick Corp.	493	25,074
Cabela’s, Inc. (a)	925	46,231
Cablevision Systems Corp.	3,506	83,934
Carnival Corp.	230,589	11,388,791
Clear Channel Outdoor Holdings, Inc.	519	5,257
Coach, Inc.	4,805	166,301
Comcast Corp.	4,164	250,423
Comcast Corp. - Special Class A	748	44,835
CST Brands, Inc.	247	9,648
D.R. Horton, Inc.	3,890	106,430
Darden Restaurants, Inc	2,038	144,861
Delphi Automotive Plc	165,400	14,073,886
Dick’s Sporting Goods, Inc.	579	29,975
Dillard’s, Inc.	425	44,706
Discovery Communications - Class A	283	9,413
Discovery Communications - Class C (a)	499	15,509
Dish Network Corp. (a)	1,439	97,435
Walt Disney Co.	87,631	10,002,202
DSW, Inc.	1,394	46,518
Family Dollar Stores, Inc.	128	10,088
Foot Locker, Inc.	382	25,598
Ford Motor Co.	78,952	1,185,069
Fossil Group, Inc. (a)	156	10,820
GameStop Corp.	2,166	93,051
Gannett Co., Inc. (a)	2,294	32,093
Garmin Ltd	2,396	105,256

General Motors Co.	32,499	1,083,192
Gentex Corp.	2,975	48,849
Genuine Parts Co.	211	18,891
Goodyear Tire & Rubber Co.	5,458	164,559
Graham Holdings Co.	71	76,329
H&R Block, Inc.	362	10,733
Hanesbrands, Inc.	409,400	13,641,208
Harley-Davidson, Inc.	1,907	107,459
Hasbro, Inc.	424	31,711
Hyatt Hotels Corp. (a)	689	39,059
International Game Technology Plc (a)	623	11,064
J.C. Penney Company, Inc. (a)	6,170	52,260
John Wiley & Sons, Inc.	944	51,325
Johnson Controls, Inc.	248,342	12,300,379
Kohls Corp.	4,104	256,951
Las Vegas Sands Corp.	230,035	12,092,940
Lear Corp.	383	42,996
Lennar Corp. - Class A	2,138	109,123
Lennar Corp. - Class B	120	5,174
Liberty Broadband Corp. - Class A (a)	529	26,963
Liberty Broadband Corp. - Class C (a)	1,342	68,657
Liberty Interactive Corp. (a)	5,486	152,236
Liberty Media Corp - Class A (a)	2,114	76,189
Liberty Media Corp - Class C (a)	4,055	145,574
Lowes Companies, Inc.	183,856	12,312,836
Macy’s, Inc.	1,928	130,082
Mattel, Inc.	6,842	175,771
McDonald’s Corp.	151,396	14,393,218
MGM Resorts International (a)	8,375	152,844
Michelin	125,062	13,159,534
Mohawk Industries, Inc. (a)	372	71,015
Murphy USA, Inc. (a)	860	48,005
Newell Rubbermaid, Inc.	2,695	110,791
News Corp. - Class A (a)	7,756	113,160
News Corp. - Class B (a)	2,445	34,817
Nike, Inc.	155,222	16,767,080
Norwegian Cruise Line Holdings Ltd (a)	172,523	9,668,189

NVR, Inc. (a)	8,700	11,658,000
Office Depot, Inc. (a)	9,110	78,893
Penske Automotive Group, Inc.	539	28,087
Pulte Group, Inc.	7,373	148,566
PVH Corp.	1,672	192,614
Ralph Lauren Corp.	1,144	151,420
Royal Caribbean Cruises Ltd	156,078	12,281,778
Sears Holdings Corp. (a)	240	6,408
SeaWorld Enertainment, Inc.	506,300	9,336,172
Staples, Inc.	12,955	198,341
Target Corp.	144,240	11,774,311
TEGNA, Inc.	4,588	147,137
Thomson Reuters Corp.	6,666	253,775
Tiffany & Co.	562	51,592
Time Warner, Inc.	8,087	706,885
TJX Companies, Inc.	270,527	17,900,772
Toll Brothers, Inc. (a)	2,312	88,295
Tribune Media Co.	1,631	87,079
Tupperware Brands Corp.	55	3,550
Twenty-First Centy Fox, Inc. - Class A	8,223	267,618
Twenty-First Centy Fox, Inc. - Class B	3,159	101,783
Vista Outdoor, Inc. (a)	1,124	50,468
Wendy’s Co.	5,506	62,108
Whirlpool Corp.	1,470	254,383
Wynn Resorts Ltd	189	18,649

		211,904,139

Consumer Staples - 7.95%
Altria Group, Inc.	223,547	10,933,684
Anheuser-Busch InBev NV - ADR	79,189	9,555,737
Archer-Daniels-Midland Co.	12,545	604,920
Avon Products, Inc.	8,798	55,076
Brown Forman Corp. - Class A	39	4,345
Brown Forman Corp. - Class B	179	17,932
Bunge Ltd	2,904	254,971
Campbell Soup Co.	1,448	68,997
Clorox Co.	550	57,211
Coca Cola Co.	413,171	16,208,698

Colgate Palmolive Co.	199,110	13,023,785
ConAgra Foods, Inc.	7,461	326,195
Costco Wholesale Corp.	79,965	10,800,073
CVS Health Corp.	206,291	21,635,800
Diageo Plc - ADR	102,078	11,845,131
Energizer Holdings, Inc.	1,258	165,490
Flowers Foods, Inc.	384	8,122
Herbalife Ltd (a)	218	12,010
Ingredion, Inc.	1,265	100,960
Kellogg Co.	505	31,664
Kimberly Clark Corp.	1,524	161,498
Molson Coors Brewing Co.	2,789	194,700
Mondelez International, Inc.	32,892	1,353,177
Nu Skin Enterprises, Inc.	937	44,161
Philip Morris International, Inc.	110,326	8,844,835
Pilgrim’s Pride Corp.	1,128	25,910
Pinnacle Foods, Inc.	2,357	107,338
Procter & Gamble Co.	199,187	15,584,391
Reynolds American, Inc.	152,305	11,371,091
Rite Aid Corp. (a)	8,118	67,785
Sysco Corp.	8,261	298,222
The J. M. Smucker Co.	2,420	262,352
Tyson Foods, Inc.	5,655	241,073
Walgreens Boots Alliance, Inc.	147,191	12,428,808
Wal-Mart Stores, Inc.	342,182	24,270,969
Whole Foods Market, Inc.	609	24,019

		170,991,130

Energy - 7.93%
Anadarko Petroleum Corp.	10,271	801,754
Antero Resources Corp. (a)	1,410	48,419
Apache Corp.	281,005	16,194,318
Baker Hughes, Inc.	8,790	542,343
BP Plc - ADR	176,200	7,040,952
California Resources Corp.	6,359	38,408
Cameron International Corp. (a)	3,871	202,724
Cheniere Energy, Inc. (a)	4,784	331,340
Chesapeake Energy Corp.	11,863	132,510

Chevron Corp.	267,087	25,765,883
Cimarex Energy Co.	1,913	211,023
Cobalt International Energy, Inc. (a)	7,415	72,000
Concho Resources, Inc. (a)	2,427	276,338
ConocoPhillips	122,532	7,524,690
CONSOL Energy, Inc.	4,627	100,591
Continental Resources, Inc (a)	1,163	49,300
CVR Energy, Inc.	231	8,695
Denbury Resources, Inc.	1,951,679	12,412,678
Devon Energy Corp.	332,318	19,769,598
Diamond Offshore Drilling, Inc.	1,299	33,527
Diamondback Energy, Inc. (a)	1,275	96,110
Dril-Quip, Inc. (a)	788	59,297
Energen Corp.	1,478	100,947
Ensco Plc	4,738	105,515
EOG Resources, Inc.	10,146	888,282
EP Energy Corp. (a)	688	8,758
EQT Corp.	3,081	250,609
Exxon Mobil Corp.	264,215	21,982,688
FMC Technologies, Inc. (a)	1,630	67,629
FMSA Holdings, Inc. (a)	461,200	3,777,228
Franks International	694	13,075
Golar LNG Ltd	1,819	85,129
Gulfport Energy Corp. (a)	1,955	78,689
Halliburton Co.	17,206	741,062
Helmerich & Payne, Inc.	1,950	137,319
Hess Corp.	5,099	341,021
HollyFrontier Corp.	3,351	143,054
Kinder Morgan, Inc.	36,106	1,386,109
Kosmos Energy Ltd (a)	3,188	26,875
Laredo Petroleum, Inc. (a)	2,491	31,337
Marathon Oil Corp.	13,649	362,244
Marathon Petroleum Corp.	10,162	531,574
Murphy Oil Corp.	3,599	149,610
Nabors Industries Ltd	6,681	96,407
National Oilwell Varco, Inc.	7,843	378,660
Newfield Exploration Co. (a)	3,292	118,907

Noble Corp Plc	4,893	75,303
Noble Energy, Inc.	7,848	334,953
Occidental Petroleum Corp.	87,232	6,784,033
Oceaneering International, Inc.	1,648	76,780
ONEOK, Inc.	2,322	91,673
Patterson-Uti Energy, Inc.	2,969	55,862
PBF Energy, Inc.	1,740	49,451
Phillips 66	247,276	19,920,555
Pioneer Natural Resources Co.	3,019	418,705
QEP Resources, Inc.	3,573	66,136
Range Resources Corp.	3,194	157,720
Rowan Companies Plc	2,523	53,261
RPC, Inc.	1,017	14,065
Schlumberger Ltd	164,744	14,199,285
Seadrill Ltd	255,556	2,642,449
SM Energy Co.	1,365	62,954
Southwestern Energy Co. (a)	7,776	176,749
Spectra Energy Corp.	13,575	442,545
Superior Energy Services, Inc.	3,089	64,993
Targa Resources Corp.	581	51,837
Teekay Corp.	578	24,750
Tesoro Corp.	2,390	201,740
Valero Energy Corp.	10,285	643,841
Weatherford International Plc (a)	15,667	192,234
Whiting Petroleum Corp. (a)	4,128	138,701
World Fuel Services Corp.	1,194	57,252
WPX Energy, Inc. (a)	4,141	50,851

		170,563,904

Financials - 21.74%
ACE Ltd	173,707	17,662,528
Aflac, Inc.	8,774	545,743
Alexandria Real Estate Equity, Inc.	1,457	127,429
Alleghany Corp. (a)	38,773	18,175,231
Allied World Assurance Co. Holdings, AG.	1,930	83,415
Allstate Corp.	170,325	11,048,983
Ally Financial, Inc. (a)	9,016	202,229
American Campus Communities, Inc.	2,271	85,594

American Capital Agency Corp.	311,271	5,718,048
American Express Co.	149,985	11,656,834
American Financial Goup, Inc.	1,395	90,731
American Homes 4 Rent	3,351	53,750
American International Group, Inc.	217,763	13,462,109
American National Insurance Co.	152	15,553
American Realty Capital Properties, Inc.	18,304	148,812
Ameriprise Financial, Inc.	74,013	9,246,444
AmTrust Financial Services, Inc.	733	48,019
Annaly Capital Management, Inc.	639,242	5,874,634
Apartment Investment & Management Co.	3,161	116,736
Apple Hospitality Real Estate Investment Trust, Inc.	3,764	71,027
Arch Capital Group Ltd (a)	169,802	11,369,942
Arthur J. Gallagher & Co.	1,512	71,518
Aspen Insurance Holdings Ltd	1,246	59,683
Associated Banc Corp.	3,085	62,533
Assurant, Inc.	1,374	92,058
Assured Guaranty Ltd	3,052	73,217
AvalonBay Communities, Inc.	2,673	427,333
Axis Capital Holdings Ltd	2,041	108,928
Bank New York Mellon Corp.	20,229	849,011
Bank of America Corp.	1,068,660	18,188,593
Bank of Hawaii Corp.	882	58,812
BankUnited, Inc.	2,092	75,166
BB&T Corp.	14,754	594,734
Berkshire Hathaway, Inc. - Class B	133,155	18,123,727
BioMed Realty Trust, Inc.	4,117	79,623
BlackRock, Inc.	32,866	11,370,979
BOK Financial Corp.	571	39,730
Boston Properties, Inc.	270	32,681
Brandywine Realty Trust	3,638	48,313
Brixmor Property Group, Inc.	3,499	80,932
Brown & Brown, Inc.	2,343	76,991
Camden Property Trust	1,757	130,510
Capital One Financial Corp.	212,350	18,680,429
CBL & Associates Properties, Inc.	3,377	54,707
Charles Schwab Corp.	6,788	221,628

Chimera Investment Corp.	4,158	57,006
Cincinnati Financial Corp.	3,324	166,798
CIT Group, Inc.	3,520	163,645
Citigroup, Inc.	649,775	35,893,571
Citizens Financial Group, Inc.	6,307	172,244
City National Corp.	973	87,949
CME Group, Inc.	6,483	603,308
CNA Financial Corp.	544	20,786
Columbia Property Trust, Inc.	2,221	54,526
Comerica, Inc.	3,600	184,752
Commerce Bancshares, Inc.	1,666	77,919
Communications Sales & Leasing, Inc.	2,440	60,317
Corporate Office Properties Trust	1,912	45,008
Corrections Corp Of America	2,367	78,300
Cullen/Frost Bankers, Inc.	1,097	86,202
DDR Corp.	6,125	94,692
Digital Realty Trust, Inc.	1,170	78,016
Discover Financial Services	158,948	9,158,584
Douglas Emmett, Inc.	2,949	79,446
Duke Realty Corp.	6,978	129,581
E*TRADE Financial Corp. (a)	204,063	6,111,687
East West Bancorp, Inc.	2,909	130,381
Empire State Realty Trust, Inc.	1,192	20,336
Endurance Specialty Holdings Ltd	914	60,050
Equity Commonwealth	2,624	67,358
Equity Residential	7,361	516,521
Essex Property Real Estate Investment Trust, Inc.	1,322	280,925
Everest Re Group Ltd	899	163,627
Fidelity National Financial, Inc.	5,671	209,770
Fifth Third Bancorp	450,978	9,389,362
First Horizon National Corp.	4,722	73,994
First Niagara Financial Group, Inc.	683,880	6,455,827
First Republic Bank	2,865	180,581
Forest City Enterprises, Inc. (a)	4,417	97,616
Franklin Resources, Inc.	7,843	384,542
Gaming and Leisure Properties, Inc.	1,542	56,530
General Growth Properties, Inc.	11,668	299,401

Genworth Financial, Inc. (a)	10,058	76,139
Hanover Insurance Group, Inc.	895	66,257
HCC Insurance Holdings, Inc.	1,936	148,762
HCP, Inc.	9,336	340,484
Health Care Real Estate Investment Trust, Inc.	3,893	255,498
Healthcare Trust of America, Inc.	2,284	54,702
Home Properties, Inc.	1,172	85,615
Hospitality Properties Trust	3,033	87,411
Host Hotels & Resorts, Inc.	15,321	303,815
Hudson City Bancorp, Inc.	10,708	105,795
Huntington Bancshares, Inc.	16,349	184,907
Interactive Brokers Group, Inc.	1,063	44,178
Intercontinental Exchange, Inc.	1,450	324,234
Invesco Ltd	7,630	286,049
Iron Mountain, Inc.	2,589	80,259
Jones Lang LaSalle, Inc.	247	42,237
JPMorgan Chase & Co.	296,441	20,086,842
KeyCorp	17,154	257,653
Kilroy Realty Corp.	1,781	119,594
Kimco Realty Corp.	8,347	188,141
Legg Mason, Inc.	1,337	68,896
Leucadia National Corp.	5,754	139,707
Liberty Property Trust	3,023	97,401
Lincoln National Corp.	5,117	303,029
Loews Corp.	6,296	242,459
M&T Bank Corp.	2,689	335,937
Markel Corp. (a)	253	202,572
Marsh & McLennan Companies, Inc.	253,730	14,386,491
Metlife, Inc.	18,943	1,060,619
MFA Financial, Inc.	7,490	55,351
Mid-America Apartment Communities, Inc.	1,524	110,962
Morgan Stanley	30,998	1,202,412
Nasdaq OMX Group, Inc.	2,341	114,264
National Retail Properties, Inc.	2,710	94,877
Navient Corp.	611,567	11,136,635
New York Community Bancorp, Inc.	522,984	9,612,446
Northern Trust Corp.	4,719	360,815

NorthStar Realty Finance Corp.	7,014	111,523
Old Republic International Corp.	5,281	82,542
Omega Healthcare Investors, Inc.	2,690	92,348
Outfront Media, Inc.	2,779	70,142
PacWest Bancorp	2,060	96,326
Paramount Group, Inc.	3,612	61,982
Partnerre Ltd	966	124,131
People’s United Financial, Inc.	580,551	9,410,732
Piedmont Office Realty Trust, Inc.	3,122	54,916
Plum Creek Timber Co., Inc.	2,096	85,035
PNC Financial Services Group, Inc.	265,753	25,419,274
Popular, Inc. (a)	2,093	60,404
Post Properties, Inc.	732	39,799
Principal Financial Group, Inc.	5,953	305,329
ProAssurance Corp.	1,113	51,432
Prologis, Inc.	10,597	393,149
Prudential Financial, Inc.	9,160	801,683
Public Storage	45,681	8,422,206
Raymond James Financial, Inc.	2,584	153,955
Rayonier, Inc.	2,566	65,561
Realogy Holdings Corp. (a)	1,885	88,067
Realty Income Corp.	4,703	208,766
Regency Centers Corp.	1,908	112,534
Regions Financial Corp.	27,103	280,787
Reinsurance Group of America, Inc.	1,339	127,031
RenaissanceRe Holdings Ltd	932	94,607
Retail Properties of America, Inc.	4,797	66,822
Santander Consumer USA Holding, Inc. (a)	1,696	43,367
Senior Housing Properties Trust	4,753	83,415
Signature Bank (a)	79	11,565
Sl Green Realty Corp.	2,014	221,318
SLM Corp. (a)	1,114,089	10,996,058
Spirit Realty Capital, Inc.	8,927	86,324
Springleaf Holdings, Inc. (a)	1,054	48,389
StanCorp Financial Group, Inc.	854	64,571
Starwood Property Trust, Inc.	4,816	103,881
State Street Corp.	156,325	12,037,025

SunTrust Banks, Inc.	10,439	449,086
SVB Financial Group (a)	386	55,576
Synchrony Financial (a)	2,598	85,552
Synovus Financial Corp.	2,694	83,029
Taubman Centers, Inc.	640	44,480
TCF Financial Corp.	3,416	56,740
TD Ameritrade Holding Corp.	800	29,456
TFS Financial Corp.	1,335	22,455
The Chubb Corp.	266,068	25,313,709
The Goldman Sachs Group, Inc.	57,144	11,931,096
The Hartford Financial Services Group, Inc.	8,492	353,012
The Howard Hughes Corp. (a)	479	68,756
The Macerich Co.	3,201	238,795
The Progressive Corp.	355,129	9,883,240
Torchmark Corp.	2,550	148,461
Travelers Companies, Inc.	6,445	622,974
Two Harbors Investment Corp.	7,413	72,203
U.S. Bancorp	33,874	1,470,132
UDR, Inc.	5,235	167,677
Unum Group	5,046	180,394
Validus Holdings Ltd	1,711	75,267
Ventas, Inc.	6,411	398,059
Vornado Realty Trust	3,808	361,493
Voya Financial, Inc.	4,630	215,156
W.P. Carey, Inc.	2,110	124,363
W.R. Berkley Corp.	1,967	102,146
Waddell & Reed Financial, Inc.	106	5,015
Weingarten Realty Investors	2,506	81,921
Wells Fargo & Co.	594,549	33,437,436
Weyerhaeuser Co.	9,569	301,423
White Mountains Insurance Group Ltd	122	79,903
WP Glimcher, Inc.	3,747	50,697
XL Group Plc	6,201	230,677
Zions Bancorp	4,110	130,431

		467,308,036

Health Care - 12.24%
Abbott Laboratories	30,104	1,477,504

Aetna, Inc.	5,325	678,724
Agilent Technologies, Inc.	6,734	259,798
Alere, Inc. (a)	617	32,547
Alkermes Plc (a)	517	33,264
Allergan Plc (a)	4,349	1,319,748
Allscripts Healthcare Solutions, Inc. (a)	2,520	34,474
Alnylam Pharmaceuticals, Inc. (a)	274	32,844
Amgen, Inc.	72,326	11,103,488
Anthem, Inc.	71,267	11,697,765
Baxter International, Inc.	4,017	280,909
Bio-Rad Laboratories, Inc. (a)	418	62,955
Bio-Techne Corp.	441	43,425
Boston Scientific Corp. (a)	24,921	441,102
Brookdale Senior Living, Inc. (a)	2,920	101,324
Cardinal Health, Inc.	310,406	25,965,462
Catamaran Corp. (a)	1,826	111,532
Cigna Corporation	130,634	21,162,708
Community Health Systems, Inc. (a)	2,387	150,309
DaVita HealthCare Partners, Inc. (a)	2,540	201,854
DENTSPLY International, Inc.	2,104	108,461
Endo International Plc (a)	2,310	183,991
Express Scripts Holding Co. (a)	108,900	9,685,566
HCA Holdings, Inc. (a)	5,978	542,324
Health Net, Inc. (a)	1,303	83,548
Hill-Rom Holdings, Inc.	93	5,053
Hospira, Inc. (a)	769	68,218
Humana, Inc.	225	43,038
Johnson & Johnson	295,159	28,766,196
Laboratory Corp. of America Holdings (a)	1,359	164,738
Lifepoint Hospitals, Inc. (a)	809	70,343
Mallinckrodt Plc (a)	1,434	168,810
MEDNAX, Inc. (a)	800	59,288
Medtronic Plc	403,925	29,930,842
Merck & Co., Inc	512,291	29,164,727
Mylan (a)	1,292	87,675
Omnicare, Inc.	1,295	122,054
Patterson Companies, Inc.	789	38,385

PerkinElmer, Inc.	1,926	101,385
Perrigo Co. Plc	2,411	445,625
Pfizer, Inc.	736,543	24,696,287
QIAGEN (a)	4,692	116,315
Quest Diagnostics, Inc.	2,905	210,671
Quintiles Transitional Holdings, Inc. (a)	85	6,172
Roche Holdings Ltd - ADR	351,550	12,328,858
Sanofi - ADR	226,300	11,208,639
St. Jude Medical, Inc.	2,479	181,141
Stryker Corp.	3,368	321,880
Teleflex, Inc.	840	113,778
Teva Pharmaceutical Industries Ltd - ADR	151,900	8,977,290
The Cooper Companies, Inc.	311	55,349
Thermo Fisher Scientific, Inc.	5,337	692,529
UnitedHealth Group, Inc.	234,573	28,617,906
Universal Health Services, Inc.	1,523	216,418
VCA, Inc. (a)	95	5,168
VWR Corp. (a)	280	7,484
Zimmer Holdings, Inc.	3,232	353,031

		263,140,919

Industrials - 14.32%
AECOM (a)	2,640	87,331
AGCO Corp.	1,534	87,101
Air Lease Corp.	1,965	66,613
Allison Transmission Holdings, Inc.	1,661	48,601
AMERCO	77	25,172
Armstrong World Industries, Inc. (a)	295	15,718
Babcock & Wilcox Co.	1,733	56,842
Canadian National Railway Co.	247,080	14,268,870
Carlisle Companies, Inc.	1,030	103,124
Caterpillar, Inc.	10,083	855,240
Chicago Bridge & Iron Co.	1,981	99,129
Clean Harbors, Inc. (a)	385	20,690
Colfax Corp. (a)	2,031	93,731
Copa Holdings S.A.	666	55,005
Crane Co.	973	57,144
CSX Corp.	14,824	484,004

Cummins, Inc.	939	123,187
Danaher Corp.	10,103	864,716
Deere & Co.	113,436	11,008,964
Donaldson Company, Inc.	279	9,988
Dover Corp.	3,244	227,664
Dun & Bradstreet Corp.	506	61,732
Eaton Corp. Plc	138,046	9,316,725
Emerson Electric Co.	160,703	8,907,767
Fedex Corp.	3,661	623,834
Flowserve Corp.	1,452	76,462
Fluor Corp.	2,964	157,122
Fortune Brands Home & Security, Inc.	2,096	96,039
GATX Corp.	888	47,197
General Dynamics Corp.	123,511	17,500,274
General Electric Co.	203,742	5,413,425
Genesee & Wyoming, Inc. (a)	655	49,898
Honeywell International, Inc.	239,932	24,465,866
Hubbell, Inc.	1,016	110,012
IDEX Corp.	136	10,687
IHS, Inc. (a)	201	25,855
Ingersoll-Rand Plc	4,979	335,684
ITT Corp.	1,804	75,479
Jacobs Engineering Group, Inc. (a)	490,519	19,924,882
JetBlue Airways Corp. (a)	3,972	82,459
Joy Global, Inc.	654,017	23,675,415
Kansas City Southern	2,236	203,923
KAR Auction Services, Inc.	1,904	71,210
KBR, Inc.	356,417	6,943,003
Kennametal, Inc.	1,604	54,728
Kirby Corp. (a)	1,129	86,549
L-3 Communications Holdings, Inc.	1,666	188,891
Lincoln Electric Holdings, Inc.	121	7,368
Lockheed Martin Corp.	86,160	16,017,144
Macquarie Infrastructure Corp.	1,398	115,517
ManpowerGroup, Inc.	1,582	141,399
MSC Industrial Direct Company, Inc.	668	46,606
Nielsen	2,315	103,643

Norfolk Southern Corp.	6,165	538,574
Northrop Grumman Corp.	73,652	11,683,417
NOW, Inc. (a)	2,168	43,165
Orbital ATK, Inc.	1,224	89,793
Oshkosh Corp.	1,582	67,045
Owens Corning	300,086	12,378,547
PACCAR, Inc.	689	43,965
Parker-Hannifin Corp.	1,534	178,450
Pentair Plc	3,633	249,769
Pitney Bowes, Inc.	2,500	52,025
Precision Castparts Corp.	52,376	10,468,391
Quanta Services, Inc. (a)	3,317	95,596
Raytheon Co.	72,271	6,914,889
Regal-Beloit Corp.	859	62,355
Republic Services, Inc.	4,903	192,051
Rolls-Royce Holdings Plc - ADR	154,200	10,581,204
Roper Technologies, Inc.	1,255	216,437
RR Donnelley & Sons Co.	2,004	34,930
Ryder System, Inc.	1,078	94,185
Spirit AeroSystems Holdings, Inc. (a)	224,721	12,384,374
SPX Corp.	72,530	5,250,447
Stanley Black & Decker, Inc.	120,923	12,725,937
Terex Corp.	2,126	49,429
Textron, Inc.	4,340	193,694
The ADT Corp.	3,464	116,286
The Manitowoc Company, Inc.	2,753	53,959
The Timken Co.	1,571	57,451
Towers Watson & Co.	1,153	145,047
Trinity Industries, Inc.	3,134	82,832
Triumph Group, Inc.	997	65,792
Tyco International Plc	1,073	41,289
Union Pacific Corp.	221,233	21,098,991
United Parcel Service, Inc.	209,815	20,333,172
United Technologies Corp.	153,350	17,011,116
Valmont Industries, Inc.	451	53,610
Waste Connections, Inc.	2,505	118,036
Waste Management, Inc.	8,480	393,048

WESCO International, Inc. (a)	895	61,433
Xylem, Inc.	3,668	135,973

		307,952,333

Information Technology - 13.58%
3D Systems Corp. (a)	1,431	27,933
Accenture Plc	171,436	16,591,576
Activision Blizzard, Inc.	10,204	247,039
Altera Corp.	4,195	214,784
Amdocs Ltd	3,127	170,703
Analog Devices, Inc.	539	34,596
ANSYS, Inc. (a)	1,473	134,397
Apple, Inc.	114,514	14,362,918
Applied Materials, Inc.	10,161	195,294
ARRIS Group, Inc. (a)	2,292	70,135
Arrow Electronics, Inc. (a)	1,935	107,973
Autodesk, Inc. (a)	1,184	59,289
Automatic Data Processing, Inc.	184,253	14,782,618
Avnet, Inc.	438,922	18,044,083
Black Knight Financial Services, Inc. (a)	52	1,605
Booz Allen Hamilton Holding Corp.	143	3,609
Broadcom Corp.	10,356	533,230
Brocade Communications Systems, Inc.	8,450	100,386
CA, Inc.	174,386	5,107,766
Cisco Systems, Inc.	582,817	16,004,155
CommScope Holding Company, Inc. (a)	1,186	36,185
Computer Sciences Corp.	2,807	184,252
CoreLogic, Inc. (a)	1,006	39,928
Corning, Inc.	25,449	502,109
Cree, Inc. (a)	2,207	57,448
Cypress Semiconductor Corp.	6,712	78,933
Dolby Laboratories, Inc.	1,008	39,997
DST Systems, Inc.	169	21,291
EMC Corp Mass	584,113	15,414,742
EchoStar Corp. (a)	892	43,423
Fairchild Semiconductor International, Inc. (a)	529,700	9,206,186
Fidelity National Information Services, Inc.	3,262	201,592
First Solar, Inc. (a)	1,544	72,537

FLIR Systems, Inc.	1,046	32,238
Freescale Semiconductor Ltd (a)	212	8,474
Google, Inc. - Class C (a)	30,153	15,694,938
Harris Corp.	2,080	159,973
Hewlett Packard Co.	36,753	1,102,958
HomeAway, Inc. (a)	1,304	40,580
Ingram Micro, Inc. (a)	2,983	74,665
Intel Corp.	319,512	9,717,957
International Business Machines Corp.	79,716	12,966,605
Jabil Circuit, Inc.	3,190	67,915
JDS Uniphase Corp. (a)	4,735	54,831
Juniper Networks, Inc.	6,571	170,649
Keysight Technologies, Inc. (a)	544	16,967
Lam Research Corp.	916	74,517
Leidos Holdings, Inc.	1,234	49,817
Lexmark International, Inc.	1,240	54,808
Marvell Technology Group Ltd	9,161	120,788
Maxim Integrated Prods, Inc.	3,762	130,071
Microchip Technology, Inc.	214,300	10,163,178
Micron Technology, Inc. (a)	20,142	379,475
Microsoft Corp.	754,913	33,329,409
National Instruments Corp.	1,774	52,262
NCR Corp. (a)	3,428	103,183
NetApp, Inc.	4,413	139,274
Nuance Communications, Inc. (a)	5,118	89,616
NVIDIA Corp.	10,879	218,777
ON Semiconductor Corp. (a)	669	7,821
Oracle Corp.	1,064,051	42,881,255
Paychex, Inc.	840	39,379
QUALCOMM, Inc.	187,653	11,752,707
Samsung Electronic Co. Ltd	22,952	26,041,023
SanDisk Corp.	4,204	244,757
SS&C Technologies Holdings, Inc.	151	9,438
SunEdison, Inc. (a)	441	13,190
SunPower Corp. (a)	1,023	29,063
Symantec Corp.	13,765	320,036
Synopsys, Inc. (a)	2,908	147,290

Teradata Corp. (a)	738	27,306
Teradyne, Inc.	4,339	83,699
Texas Instruments, Inc.	217,400	11,198,274
Trimble Navigation Ltd (a)	4,969	116,573
Western Digital Corp.	4,544	356,340
Xerox Corp.	22,323	237,517
Xilinx, Inc.	4,023	177,656
Yahoo!, Inc. (a)	18,976	745,567
Zillow Group, Inc. (a)	358	31,053
Zynga, Inc. (a)	15,562	44,507

		292,211,088

Materials - 5.53%
Air Products & Chemicals, Inc.	769	105,222
Airgas, Inc.	1,065	112,656
Albemarle Corp.	2,269	125,408
Alcoa, Inc.	24,718	275,606
Allegheny Technologies, Inc.	2,209	66,712
AptarGroup, Inc.	1,032	65,811
Ashland, Inc.	1,237	150,790
Avery Dennison Corp.	129	7,861
Bemis, Inc.	1,756	79,038
Cabot Corp.	1,289	48,067
Celanese Corp.	94,021	6,758,229
CRH Plc - ADR	427,300	12,011,403
Crown Holdings, Inc. (a)	1,577	83,439
Cytec Industries, Inc.	1,303	78,871
Domtar Corp.	1,289	53,365
Dow Chemical Co.	20,259	1,036,653
DuPont	9,848	629,780
Eastman Chemical Co.	2,258	184,750
Ecolab, Inc.	98,132	11,095,785
FMC Corp.	167,846	8,820,307
Freeport-McMoRan, Inc.	21,031	391,597
Goldcorp, Inc.	1,252,485	20,290,257
Graphic Packaging Holding Co.	2,814	39,199
Huntsman Corp.	1,517	33,480
International Paper Co.	426	20,273

Kinross Gold Corp. (a)	4,187,094	9,714,058
LyondellBasell Industries NV	38,775	4,013,988
Martin Marietta Materials, Inc.	1,174	166,133
MeadWestvaco Corp.	3,394	160,163
Newmont Mining Corp.	10,108	236,123
Nucor Corp.	232,335	10,239,003
Owens-Illinois, Inc. (a)	3,056	70,105
Platform Specialty Products Corp. (a)	2,042	52,234
Praxair, Inc.	133,171	15,920,593
Reliance Steel & Aluminum Co.	1,503	90,901
Rock-Tenn Co.	2,304	138,701
Royal Gold, Inc.	1,242	76,495
Scotts Miracle-Gro Co.	94	5,566
Sigma-Aldrich Corp.	1,479	206,099
Sonoco Products Co.	2,041	87,477
Southern Copper Corp.	1,554	45,703
Steel Dynamics, Inc.	4,347	90,048
Tahoe Resources, Inc.	2,827	34,291
The Mosaic Co.	314,575	14,737,839
United States Steel Corp.	2,946	60,746
Vulcan Materials Co.	2,332	195,725
Westlake Chemical Corp.	814	55,831

		118,962,381

Telecommunication Services - 1.49%
AT&T, Inc.	105,006	3,729,813
Centurylink, Inc.	11,400	334,932
Frontier Communications Corp.	20,288	100,426
Level 3 Communications, Inc. (a)	5,153	271,408
SBA Communications Corp. (a)	1,328	152,680
Softbank Group Corp. (a) - ADR	355,000	10,454,750
Sprint Corp. (a)	15,019	68,487
Telephone & Data Systems, Inc.	1,901	55,889
T-Mobile US, Inc. (a)	5,528	214,321
United States Cellular Corp. (a)	282	10,623
Verizon Communications, Inc.	231,938	10,810,630
Vodafone Group Plc - ADR	158,900	5,791,905
Zayo Group Holdings, Inc. (a)	370	9,517

		32,005,381

Utilities - 0.56%
AES Corp.	13,800	182,988
AGL Resources, Inc.	2,426	112,955
Alliant Energy Corp.	2,285	131,890
Ameren Corp.	4,907	184,896
American Electric Power Company, Inc.	9,907	524,774
American Water Works Company, Inc.	3,639	176,965
Aqua America, Inc.	3,581	87,699
Atmos Energy Corp.	2,043	104,765
Calpine Corp. (a)	6,656	119,741
CenterPoint Energy, Inc.	8,700	165,561
CMS Energy Corp.	5,611	178,654
Consolidated Edison, Inc.	5,923	342,823
Dominion Resources, Inc.	11,401	762,385
DTE Energy Co.	3,627	270,719
Duke Energy Corp.	13,984	987,550
Edison International	6,589	366,217
Entergy Corp.	3,631	255,985
Eversource Energy	6,424	291,714
Exelon Corp.	17,415	547,179
FirstEnergy Corp.	8,534	277,782
Great Plains Energy, Inc.	3,120	75,379
Hawaiian Electric Industries, Inc.	2,173	64,603
ITC Holdings Corp.	1,981	63,749
MDU Resources Group, Inc.	3,939	76,929
National Fuel Gas Co.	1,708	100,584
Nextera Energy, Inc.	8,981	880,407
NiSource, Inc.	6,418	292,597
NRG Energy, Inc.	6,744	154,303
OGE Energy Corp.	4,036	115,309
Pepco Holdings, Inc.	5,118	137,879
PG&E Corp.	9,706	476,565
Pinnacle West Capital Corp.	2,240	127,434
PPL Corp.	13,510	398,140
Public Service Enterprise Group, Inc.	10,229	401,795
Questar Corp.	3,554	74,314

SCANA Corp.	2,890	146,378
Sempra Energy	5,007	495,393
TECO Energy, Inc.	4,755	83,973
TerraForm Power, Inc.	981	37,258
The Southern Co.	18,366	769,535
UGI Corp.	3,489	120,196
Vectren Corp.	1,671	64,300
WEC Energy Group, Inc.	6,384	287,087
Westar Energy, Inc.	2,674	91,504
Xcel Energy, Inc.	10,251	329,877

		11,938,730

Total Common Stocks (Cost $2,107,374,107)		$2,046,978,041

SHORT-TERM INVESTMENTS
Money Market Funds - 4.50%
Goldman Sachs Financial Square Fund, 0.01%	48,316,296	$48,316,296
JPMorgan U.S. Government Money Market Fund, 0.01%	48,316,296	48,316,296

Total Short-Term Investments (Cost $96,632,592)		$96,632,592

TOTAL INVESTMENTS IN SECURITIES - 99.70% (Cost $2,204,006,699)		$2,143,610,633
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.30%		6,449,488

TOTAL NET ASSETS - 100.00%		$2,150,060,121

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

June 30, 2015

Open Futures Contracts

Number of Contracts Purchased	Description	Settlement Month	Notional Amount	Value	Unrealized (Depreciation)
9	E-Mini S&P 500 Index Futures	Sep. 2015	$944,596	$924,480	$(20,116)

					$(20,116)

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2015

	Shares	Value
COMMON STOCKS - 94.85%
Consumer Discretionary - 16.09%
1-800-Flowers.Com, Inc. (a)	4,145	$43,357
2u, Inc. (a)	3,899	125,509
Aaron’s, Inc.	1,556	56,343
Advance Auto Parts, Inc.	74,220	11,822,504
AMC Entertainment Holdings, Inc.	440	13,499
AMC Networks, Inc. (a)	9,780	800,493
American Axle & Manufacturing Holdings, Inc. (a)	12,580	263,048
American Eagle Outfitters, Inc.	28,163	484,967
America’s Car-Mart, Inc. (a)	238	11,738
Ann, Inc. (a)	7,480	361,209
Aramark	28,829	892,834
Arctic Cat, Inc.	823	27,332
Asbury Automotive Group, Inc. (a)	4,450	403,259
AutoNation, Inc. (a)	11,838	745,557
Bassett Furniture Industries, Inc.	875	24,859
Bed Bath & Beyond, Inc. (a)	104,500	7,208,410
Big Lots, Inc.	8,777	394,877
BJ’s Restaurants, Inc. (a)	3,487	168,945
Black Diamond, Inc. (a)	359	3,317
Bloomin Brands, Inc.	102,814	2,195,079
Blue Nile, Inc. (a)	1,922	58,410
Bob Evans Farms, Inc.	290	14,804
Bojangles, Inc. (a)	1,417	33,810
Boot Barn Holdings, Inc. (a)	1,951	62,432
Boyd Gaming Corp. (a)	14,102	210,825
Bravo Brio Restaurant Group, Inc. (a)	2,247	30,447
Bright Horizons Family Solutions, Inc. (a)	6,081	351,482
Brinker International, Inc.	10,010	577,076
Brunswick Corp.	11,153	567,242
Buckle, Inc.	4,578	209,535
Buffalo Wild Wings, Inc. (a)	49,065	7,687,995
Build-A-Bear Workshop, Inc. (a)	222	3,550
Burlington Stores, Inc. (a)	11,087	567,654
Cabela’s, Inc. (a)	163,814	8,187,424
Cablevision Systems Corp.	4,896	117,210
Caleres, Inc.	771	24,502
Capella Education Company	1,977	106,106
CarMax, Inc. (a)	124,280	8,228,579
Carmike Cinemas, Inc. (a)	251	6,662
Carriage Services, Inc.	564	13,468
Carrols Restaurant Group, Inc. (a)	4,660	48,464
Carter’s, Inc.	8,557	909,609
Cato Corp.	700	27,132
Cavco Industries, Inc. (a)	1,109	83,663
Central European Media Enterprises Ltd (a)	8,177	17,826
Century Communities, Inc. (a)	284	5,717
Cheesecake Factory, Inc.	7,902	430,936
Chegg, Inc. (a)	4,781	37,483

Cherokee, Inc.	1,240	34,943
Chicos FAS, Inc.	23,177	385,434
Children’s Place, Inc.	870	56,907
Choice Hotels International, Inc.	6,082	329,948
Churchill Downs, Inc.	2,325	290,741
Chuy’s Holdings, Inc. (a)	2,687	71,985
Cinemark Holdings, Inc.	18,844	756,963
Citi Trends, Inc. (a)	136	3,291
Clear Channel Outdoor Holdings, Inc.	2,497	25,295
ClubCorp Holdings, Inc.	7,226	172,557
Collectors Universe, Inc.	1,143	22,791
Columbia Sportswear Co.	3,234	195,528
Container Store Group, Inc. (a)	2,574	43,423
Cooper Tire & Rubber Co.	1,112	37,619
Cooper-Standard Holdings, Inc. (a)	152	9,343
Core Mark Holding Company, Inc.	1,946	115,300
Cracker Barrel Old Country Store, Inc.	2,925	436,293
Crocs, Inc. (a)	9,656	142,040
Crown Media Holdings, Inc. (a)	5,233	23,653
CST Brands, Inc.	114,356	4,466,745
Culp, Inc.	1,660	51,460
D.R. Horton, Inc.	22,185	606,982
Dana Holding Corp.	14,136	290,919
Dave & Busters Entertainment, Inc. (a)	3,734	134,760
Deckers Outdoor Corp. (a)	3,222	231,887
Del Frisco’s Restaurant Group, Inc. (a)	113,443	2,113,443
Denny’s Corp. (a)	9,717	112,814
Destination Xl Group, Inc. (a)	682	3,417
Diamond Resorts International, Inc. (a)	7,286	229,873
Dick’s Sporting Goods, Inc.	10,302	533,335
Dillard’s, Inc.	470	49,439
DineEquity, Inc.	2,594	257,039
Domino’s Pizza, Inc.	9,029	1,023,889
Dorman Products, Inc. (a)	4,316	205,701
Drew Industries, Inc.	3,889	225,640
DSW, Inc.	736	24,560
Dunkin’ Brands Group, Inc.	15,658	861,190
E.W. Scripps Co.	6,159	140,733
El Pollo LoCo Holdings, Inc. (a)	2,235	46,287
Eldorado Resorts, Inc. (a)	4,204	32,875
Empire Resorts, Inc. (a)	2,381	12,119
Entravision Communication Corp.	10,023	82,489
Escalade, Inc.	374	6,878
Etsy, Inc. (a)	3,256	45,747
Express, Inc. (a)	12,434	225,180
Extended Stay America, Inc.	10,592	198,812
Fenix Parts, Inc. (a)	1,423	14,258
Fiesta Restaurant Group, Inc. (a)	4,395	219,750
Finish Line, Inc.	2,125	59,117
Five Below, Inc. (a)	8,826	348,892
Foot Locker, Inc.	19,674	1,318,355
Fossil Group, Inc. (a)	5,609	389,040
Fox Factory Holding Corp. (a)	2,593	41,695
Francesca’s Holdings Corp. (a)	6,918	93,185
Gentex Corp.	23,759	390,123

Gentherm, Inc. (a)	64,967	3,567,338
G-III Apparel Group Ltd (a)	6,482	456,009
Global Eagle Entertainment, Inc. (a)	7,515	97,845
GNC Holdings, Inc.	14,144	629,125
GoPro, Inc. (a)	14,513	765,125
Grand Canyon Education, Inc. (a)	7,653	324,487
Gray Television, Inc. (a)	10,398	163,041
Group 1 Automotive, Inc.	816	74,117
Groupon, Inc. (a)	80,589	405,363
Harman International Industries, Inc.	11,588	1,378,277
Helen Of Troy Corp. (a)	1,898	185,036
Hemisphere Media Group, Inc. (a)	273	3,249
Hibbett Sports, Inc. (a)	4,029	187,671
Hooker Furniture Corp.	136	3,415
Houghton Mifflin Harcourt Co. (a)	1,548	39,010
HSN, Inc.	5,263	369,410
Iconix Brand Group, Inc. (a)	71,630	1,788,601
Imax Corp. (a)	9,833	395,975
Installed Building Products, Inc. (a)	3,258	79,756
International Game Technology Plc (a)	10,517	186,782
Interpublic Group of Companies, Inc.	67,252	1,295,946
Interval Leisure Group, Inc.	6,383	145,852
iRobot Corp. (a)	897	28,596
Isle Of Capri Casinos, Inc. (a)	4,314	78,299
Jack In The Box, Inc.	6,083	536,277
JAKKS Pacific, Inc. (a)	382	3,778
Jamba, Inc. (a)	2,309	35,766
Jarden Corp. (a)	31,334	1,621,534
John Wiley & Sons, Inc.	119,000	6,470,030
Journal Media Group, Inc.	404	3,349
Kate Spade & Co. (a)	20,855	449,217
Kirkland’s, Inc.	2,802	78,092
Kona Grill, Inc. (a)	654	12,694
Krispy Kreme Doughnuts, Inc. (a)	10,556	203,309
La Quinta Holdings, Inc. (a)	15,967	364,846
Lands End, Inc. (a)	486	12,067
La-Z-Boy, Inc.	3,188	83,972
Lear Corp.	9,584	1,075,900
Leggett & Platt, Inc.	22,332	1,087,122
Lennar Corp. - Class A	11,430	583,387
Lennar Corp. - Class B	278	11,987
LGI Homes, Inc. (a)	668	13,213
Libbey, Inc.	3,335	137,836
Liberty Tax, Inc.	875	21,656
Liberty TripAdvisor Holdings, Inc. (a)	3,544	114,188
Liberty Venture Group (a)	23,102	907,216
Lifelock, Inc. (a)	200,541	3,288,872
Lions Gate Entertainment Corp.	15,500	574,275
Lithia Motors, Inc.	3,703	419,031
Live Nation Entertainment, Inc. (a)	23,662	650,468
LKQ Corp. (a)	49,307	1,491,290
Loral Space and Communications, Inc. (a)	2,100	132,552
Lululemon Athletica, Inc. (a)	18,136	1,184,281
M.D.C. Holdings, Inc.	2,239	67,103
M/I Homes, Inc. (a)	771	19,021

Malibu Boats, Inc. (a)	2,898	58,221
Marine Products Corp.	1,515	9,454
Marinemax, Inc. (a)	2,195	51,604
Marriott Vacations Worldwide Corp.	2,587	237,357
Martha Stewart Living Omnimedia, Inc. (a)	3,871	24,155
Mattress Firm Holding Corp. (a)	40,427	2,464,026
MDC Partners, Inc.	121,540	2,394,338
Mens Wearhouse, Inc.	7,871	504,295
Meritage Homes Corp. (a)	474	22,321
Metaldyne Performance Group, Inc.	1,078	19,566
Monarch Casino & Resort, Inc. (a)	885	18,196
Monro Muffler Brake, Inc.	42,240	2,625,638
Morgans Hotel Group Co. (a)	3,965	26,724
Morningstar, Inc.	3,062	243,582
Motorcar Parts of America, Inc. (a)	2,713	81,634
Murphy USA, Inc. (a)	477	26,626
National Cinemedia, Inc.	2,508	40,028
Nautilus, Inc. (a)	5,201	111,874
New Home Company, Inc. (a)	357	6,151
New York Times Co.	4,488	61,261
Nexstar Broadcasting Group, Inc.	5,146	288,176
Noodles & Co. (a)	1,422	20,761
NutriSystem, Inc.	4,640	115,443
NVR, Inc. (a)	657	880,380
Office Depot, Inc. (a)	15,825	137,044
Orbitz Worldwide, Inc. (a)	18,233	208,221
Outerwall, Inc.	3,033	230,842
Overstock.Com, Inc. (a)	1,876	42,285
Oxford Industries, Inc.	2,379	208,044
Panera Bread Co. (a)	51,610	9,019,880
Papa John’s International, Inc.	4,740	358,391
Papa Murphy’s Holdings, Inc. (a)	1,551	32,137
Party City Holdings, Inc. (a)	4,150	84,120
Penn National Gaming, Inc. (a)	1,857	34,076
Penske Automotive Group, Inc.	2,611	136,059
Performance Sports Group Ltd (a)	639	11,502
Petmed Express, Inc.	3,180	54,919
Pier 1 Imports, Inc.	14,698	185,636
Polaris Industries, Inc.	77,249	11,441,349
Pool Corp.	7,097	498,067
Popeyes Louisiana Kitchen, Inc. (a)	40,626	2,437,154
Potbelly Corp. (a)	3,485	42,691
Quiksilver, Inc. (a)	15,336	10,165
Reading International, Inc. (a)	671	9,293
Red Robin Gourmet Burgers, Inc. (a)	2,297	197,129
Regal Entertainment Group	13,599	284,355
Rentrak Corp. (a)	1,901	132,690
Restoration Hardware Holdings, Inc. (a)	5,439	531,010
Ross Stores, Inc.	190,080	9,239,789
Ruth’s Hospitality Group, Inc.	3,704	59,708
Ryland Group, Inc.	2,716	125,941
Sally Beauty Holdings, Inc. (a)	146,691	4,632,502
Scientific Games Corp. (a)	8,255	128,283
Sears Holdings Corp. (a)	196	5,233
SeaWorld Enertainment, Inc.	11,278	207,966

Select Comfort Corp. (a)	8,525	256,347
Sequential Brands Group, Inc. (a)	3,304	50,518
Service Corp. International	32,832	966,246
Servicemaster Global Holdings, Inc. (a)	16,762	606,282
SFX Entertainment, Inc. (a)	3,172	14,242
Shake Shack, Inc. (a)	812	48,939
Shutterfly, Inc. (a)	3,877	185,359
Signet Jewelers Ltd	62,810	8,054,754
Sinclair Broadcast Group, Inc.	10,913	304,582
Six Flags Enertainment Corp.	11,747	526,853
Skechers USA, Inc. (a)	6,669	732,190
Skullcandy, Inc. (a)	1,335	10,239
Smith & Wesson Holding Corp. (a)	8,801	146,009
Sonic Corp.	6,200	178,560
Sotheby’s	10,102	457,014
Sportsman’s Warehouse Holdings, Inc. (a)	1,336	15,190
Starwood Hotels & Resorts Worldwide, Inc.	81,510	6,609,646
Starz Series A (a)	14,063	628,897
Steiner Leisure Ltd (a)	2,038	109,604
Steven Madden Ltd (a)	65,607	2,806,667
Stoneridge, Inc. (a)	4,435	51,934
Strattec Security Corp.	104	7,145
Strayer Education, Inc. (a)	750	32,325
Sturm, Ruger & Company, Inc.	3,065	176,084
Superior Uniform Group, Inc.	1,216	20,113
Tempur Sealy International, Inc. (a)	9,938	654,914
Tenneco, Inc. (a)	9,969	572,619
Texas Roadhouse, Inc.	61,821	2,313,960
The Habit Restaurants, Inc. (a)	1,867	58,418
The Madison Square Garden Co. (a)	9,987	833,815
The Michaels Companies, Inc. (a)	10,251	275,854
Thor Industries, Inc.	7,349	413,602
Tile Shop Holdings, Inc. (a)	4,567	64,806
Toll Brothers, Inc. (a)	10,018	382,587
Tower International, Inc. (a)	1,964	51,162
Tractor Supply Co.	124,280	11,177,743
Travelport Worldwide Ltd	12,231	168,543
Tri Pointe Homes, Inc. (a)	1,641	25,107
Tribune Publishing Co.	1,885	29,293
TripAdvisor, Inc. (a)	88,990	7,754,589
Tuesday Morning Corp. (a)	5,722	64,458
Tumi Holdings, Inc. (a)	99,859	2,049,107
Tupperware Brands Corp.	103,634	6,688,538
Ulta Salon Cosmetcs & Fragrance, Inc. (a)	10,431	1,611,068
Under Armour, Inc. (a)	53,620	4,474,053
Unifi, Inc. (a)	144	4,824
Universal Electronics, Inc. (a)	2,127	106,010
Urban Outfitters, Inc. (a)	88,513	3,097,955
Vail Resorts, Inc.	5,992	654,326
Vince Holding Corp. (a)	2,445	29,291
Vista Outdoor, Inc. (a)	1,405	63,084
Visteon Corp. (a)	7,222	758,166
Vitamin Shoppe, Inc. (a)	29,356	1,094,098
VOXX International Corp. (a)	394	3,262
Wayfair, Inc. (a)	3,250	122,330

Weight Watchers International, Inc. (a)	4,489	21,772
William Lyon Homes (a)	573	14,709
Williams-Sonoma, Inc.	14,880	1,224,178
Winmark Corp.	363	35,756
Winnebago Industries, Inc.	4,016	94,737
Wolverine World Wide, Inc.	16,835	479,461
World Wrestling Entertainment, Inc.	4,995	82,418
Zagg, Inc. (a)	4,655	36,868
Zoe’s Kitchen, Inc. (a)	3,155	129,166
Zulily, Inc. (a)	10,622	138,511
Zumiez, Inc. (a)	2,862	76,215

		229,197,919

Consumer Staples - 5.22%
Alico, Inc.	72	3,266
Arcadia Biosciences, Inc. (a)	550	3,504
B&G Foods, Inc.	8,957	255,543
Boston Beer, Inc. (a)	1,483	344,041
Boulder Brands, Inc. (a)	8,163	56,651
Calavo Growers, Inc.	30,075	1,561,795
Cal-Maine Foods, Inc.	5,151	268,882
Casey’s General Stores, Inc.	135,305	12,954,101
Castle Brands, Inc. (a)	10,638	14,787
Central Garden & Pet Co. (a)	997	11,376
Coca-Cola Bottling Co. Consolidated	691	104,389
Coty, Inc.	13,613	435,208
Craft Brew Alliance, Inc. (a)	626	6,924
Dean Foods Co.	7,036	113,772
Diamond Foods, Inc. (a)	4,012	125,897
Diplomat Pharmacy, Inc. (a)	5,883	263,264
Fairway Group Holdings Corp. (a)	1,209	4,304
Farmer Brothers Co. (a)	1,258	29,563
Flowers Foods, Inc.	599,256	12,674,264
Freshpet, Inc. (a)	3,299	61,361
Herbalife Ltd (a)	10,181	560,871
HRG Group, Inc. (a)	5,920	76,960
Ingles Markets, Inc.	631	30,143
Ingredion, Inc.	1,430	114,128
Inter Parfums, Inc.	1,068	36,237
Inventure Foods, Inc. (a)	3,181	32,287
J & J Snack Foods Corp.	22,663	2,508,114
John B. Sanfilippo & Son, Inc.	364	18,892
Lancaster Colony Corp.	1,890	171,707
Landec Corp. (a)	897	12,944
Lifeway Foods, Inc. (a)	832	15,966
Limoneira Co.	1,909	42,437
McCormick & Co, Inc.	165,000	13,356,750
Medifast, Inc. (a)	1,814	58,628
MGP Ingredients, Inc.	1,805	30,360
Molson Coors Brewing Co.	60,000	4,188,600
National Beverage Corp. (a)	1,807	40,639
Natural Grocers by Vitamin Cottage, Inc. (a)	1,478	36,388
Natural Health Trends Corp.	1,313	54,437
Nu Skin Enterprises, Inc.	2,021	95,250
Orchids Paper Products Company	447	10,759
Pilgrim’s Pride Corp.	1,228	28,207

PriceSmart, Inc.	3,134	285,946
Revlon, Inc. (a)	506	18,575
Rite Aid Corp. (a)	95,811	800,022
Seaboard Corp. (a)	4	14,396
Spectrum Brands Holdings, Inc.	4,109	419,077
Sprouts Farmers Market, Inc. (a)	24,889	671,505
Synutra International, Inc. (a)	3,322	23,752
The Chefs’ Warehouse, Inc. (a)	3,069	65,186
The Fresh Market, Inc. (a)	6,948	223,309
The Hain Celestial Group, Inc. (a)	16,691	1,099,269
The J. M. Smucker Co.	101,000	10,949,410
Tootsie Roll Industries, Inc.	1,028	33,215
Treehouse Foods, Inc. (a)	79,887	6,473,244
United Natural Foods, Inc. (a)	7,498	477,473
Usana Health Sciences, Inc. (a)	930	127,094
Vector Group Ltd	13,074	306,716
WD-40 Co.	2,338	203,780
WhiteWave Foods Co. (a)	28,515	1,393,813

		74,399,378

Energy - 3.52%
Cameron International Corp. (a)	92,050	4,820,658
Carrizo Oil & Gas, Inc. (a)	42,653	2,100,234
Core Laboratories	114,220	13,025,649
CVR Energy, Inc.	870	32,747
Delek US Holdings, Inc.	5,222	192,274
Denbury Resources, Inc.	904,000	5,749,440
Dresser-Rand Group, Inc. (a)	12,493	1,064,154
Energy Fuels, Inc. (a)	3,485	15,508
Evolution Petroleum Corp.	3,654	24,080
FMSA Holdings, Inc. (a)	9,466	77,526
Forum Energy Technologies, Inc. (a)	61,560	1,248,437
Franks International	250,000	4,710,000
Hallador Energy Company	434	3,620
Helix Energy Solutions Group, Inc. (a)	83,483	1,054,390
Ion Geophysical Corp. (a)	3,933	4,208
Isramco, Inc. (a)	138	19,047
Magnum Hunter Resources Corp. (a)	33,118	61,931
Matador Resources Co. (a)	7,070	176,750
Memorial Resource Development Corp. (a)	13,297	252,244
Oasis Petroleum, Inc. (a)	109,997	1,743,452
Oceaneering International, Inc.	129,044	6,012,160
Oil States International, Inc. (a)	100,316	3,734,765
Panhandle Oil And Gas, Inc.	1,239	25,635
Par Pete Corp. (a)	2,301	43,075
Parsley Energy, Inc. (a)	4,816	83,895
PHI, Inc. (a)	89	2,672
Rignet, Inc. (a)	1,951	59,642
RPC, Inc.	1,034	14,300
RSP Permian, Inc. (a)	55,823	1,569,184
SemGroup Corp.	7,137	567,249
Solazyme, Inc. (a)	13,350	41,919
Synergy Resources Corp. (a)	1,866	21,328
Targa Resources Corp.	4,439	396,048
Teekay Corp.	2,987	127,903
Ultra Petroleum Corp. (a)	12,202	152,769

Uranium Energy Corp. (a)	15,096	24,003
US Silica Holdings, Inc.	8,681	254,874
Western Refining, Inc.	11,618	506,777
World Fuel Services Corp.	2,141	102,661

		50,117,208

Financials - 12.51%
Affiliated Managers Group, Inc. (a)	40,080	$8,761,489
Alexander’s, Inc.	320	131,200
Allied World Assurance Co Holdings, AG.	223,500	9,659,670
Altisource Asset Management Corp. (a)	124	17,892
Altisource Portfolio Solutions S.A. (a)	2,320	71,433
American Assets Trust, Inc.	71,890	2,818,806
Amtrust Financial Services, Inc.	30,088	1,971,065
Arthur J. Gallagher & Co.	205,604	9,725,069
Artisan Partners Asset Management, Inc.	5,747	267,006
Ashford, Inc. (a)	157	13,701
Atlas Financial Holdings, Inc. (a)	845	16,756
Bank Of The Ozarks, Inc.	12,697	580,888
BGC Partners, Inc.	29,750	260,312
Bofi Holding, Inc. (a)	2,523	266,706
Cardinal Financial Corp.	179	3,900
Caretrust REIT, Inc.	5,131	65,010
CBOE Holdings, Inc.	13,525	773,900
CIFC Corp.	425	3,370
Cohen & Steers, Inc.	3,177	108,272
Columbia Property Trust, Inc.	2,561	62,873
Commerce Bancshares, Inc.	194,000	9,073,380
Consolidated-Tomoka Land Co.	233	13,430
CoreSite Realty Corp.	4,026	182,941
Corporate Office Properties Trust	94,319	2,220,269
Cowen Group, Inc. (a)	1,396	8,934
Crawford & Co.	1,277	10,765
Credit Acceptance Corp (a)	1,384	340,713
Cubesmart	21,362	494,744
Cullen/Frost Bankers, Inc.	130,500	10,254,690
CyrusOne, Inc.	7,962	234,481
Diamond Hill Investment Group, Inc.	483	96,436
Dupont Fabros Technology, Inc.	3,849	113,353
Eagle Bancorp, Inc. (a)	92,332	4,058,915
Easterly Government Properties, Inc.	2,065	32,875
Eastgroup Properties, Inc.	1,100	61,853
Eaton Vance Corp.	19,179	750,474
eHealth, Inc. (a)	2,930	37,182
Empire State Realty Trust, Inc.	9,100	155,246
Employers Holdings, Inc.	3,131	71,324
Encore Capital Group, Inc. (a)	812	34,705
Endurance Specialty Holdings Ltd	150,000	9,855,000
Enova International, Inc. (a)	3,776	70,536
Equity Lifestyle Properties, Inc.	13,795	725,341
Equity One, Inc.	1,015	23,690
Erie Indemnity Co.	3,826	314,000
Essent Group Ltd (a)	9,105	249,022
Evercore Partners, Inc.	54,821	2,958,141
Excel Trust, Inc.	2,602	41,034
Extra Space Storage, Inc.	19,059	1,243,028

Federal Realty Investment Trust	11,141	1,427,051
Federated Investors, Inc.	15,161	507,742
Fifth Street Asset Management, Inc.	960	9,869
Financial Engines, Inc.	67,834	2,881,588
First Cash Financial Services, Inc. (a)	4,188	190,931
First Financial Bankshares, Inc.	5,851	202,679
First Midwest Bancorp, Inc.	127,332	2,415,488
Gain Capital Holdings, Inc.	881	8,422
Gamco Investors, Inc.	1,036	71,184
Gaming and Leisure Properties, Inc.	2,205	80,835
Greenhill & Co, Inc.	4,766	196,979
HCI Group, Inc.	283	12,511
Healthcare Trust of America, Inc.	2,184	52,307
Heritage Financial Group, Inc.	490	14,788
Heritage Insurance Holdings, Inc. (a)	2,657	61,084
HFF, Inc.	76,886	3,208,453
Hilltop Holdings, Inc. (a)	4,451	107,225
Home Bancshares, Inc.	7,476	273,323
Homestreet, Inc. (a)	1,167	26,631
Impac Mortgage Holdings, Inc. (a)	1,345	25,743
Inland Real Estate Corp.	4,422	41,655
INTL FCStone, Inc. (a)	660	21,938
Investment Technology Group, Inc.	776	19,245
Iron Mountain, Inc.	13,692	424,452
James River Group Holdings Ltd	72,013	1,862,976
Janus Capital Group, Inc.	2,130	36,466
Jones Lang LaSalle, Inc.	68,864	11,775,744
KCG Holdings, Inc. (a)	985	12,145
Kennedy-Wilson Holdings, Inc.	1,373	33,762
Ladenburg Thalmann Financial Services, Inc. (a)	2,134	7,469
Lamar Advertising Co.	13,168	756,897
Lazard Ltd	123,462	6,943,503
Legg Mason, Inc.	5,213	268,626
Lendingtree, Inc. (a)	944	74,208
LPL Financial Holdings, Inc.	13,389	622,455
LTC Properties, Inc.	446	18,554
Maiden Holdings Ltd	1,120	17,674
Marcus & Millichap, Inc. (a)	2,255	104,046
MarketAxess Holdings, Inc.	6,053	561,537
Medley Management, Inc.	1,166	13,805
Meridian Bancorp, Inc. (a)	1,373	18,412
MGIC Investment Corp. (a)	24,899	283,351
Moelis & Co.	2,411	69,220
MSCI, Inc.	18,282	1,125,257
National General Holdings Corp.	496	10,332
National Health Investors, Inc.	2,246	139,926
National Interstate Corp.	103	2,814
National Storage Affiliates Trust Co.	3,708	45,979
Northern Trust Corp.	127,000	9,710,420
Northstar Asset Management Group, Inc.	31,570	583,729
OM Asset Management Plc	4,133	73,526
Omega Healthcare Investors, Inc.	8,359	286,964
On Deck Capital, Inc. (a)	1,863	21,574
Patriot National, Inc. (a)	1,441	23,056
Pebblebrook Hotel Trust	69,591	2,984,062

Pinnacle Financial Partners, Inc.	418	22,727
Plum Creek Timber Co., Inc.	11,664	473,208
Post Properties, Inc.	3,035	165,013
Potlatch Corp.	4,882	172,432
PRA Group, Inc. (a)	62,424	3,889,639
Prosperity Bancshares, Inc.	147,500	8,516,650
PS Business Parks, Inc.	352	25,397
Pzena Investment Management, Inc.	1,941	21,448
QTS Realty Trust, Inc.	3,855	140,515
Realogy Holdings Corp. (a)	8,803	411,276
Regional Management Corp. (a)	249	4,447
Resource America, Inc.	407	3,423
RLJ Lodging Trust	8,080	240,622
Ryman Hospitality Properties, Inc.	7,192	381,967
Sabra Health Care REIT, Inc.	1,676	43,140
Saul Centers, Inc.	1,511	74,326
SEI Investments Co.	22,565	1,106,362
Selective Insurance Group, Inc.	68,826	1,930,569
Signature Bank (a)	67,124	9,826,282
SLM Corp. (a)	63,407	625,827
South Street Financial Corp.	44,269	3,364,001
Sovran Self Storage, Inc.	5,134	446,196
Square 1 Financial, Inc. (a)	963	26,338
State National Companies, Inc.	420	4,549
Stonegate Mortgage Corp. (a)	603	6,072
Sun Communities, Inc.	1,308	80,874
SVB Financial Group (a)	5,205	749,416
Tanger Factory Outlet Centers, Inc.	15,643	495,883
Taubman Centers, Inc.	3,814	265,073
Terreno Realty Corp.	63,911	1,259,047
Texas Capital Bancshares, Inc. (a)	28,210	1,755,790
The Howard Hughes Corp. (a)	2,587	371,338
Third Point Reinsurance Ltd (a)	958	14,131
United Financial Bancorp, Inc.	1,577	21,211
Universal Insurance Holdings, Inc.	5,326	128,889
Urban Edge Properties	9,830	204,366
Virtu Financial, Inc. (a)	3,100	72,788
Virtus Investment Partners, Inc.	68	8,993
Waddell & Reed Financial, Inc.	12,837	607,318
Walker & Dunlop, Inc. (a)	2,200	58,828
Western Alliance Bancorporation (a)	75,171	2,537,773
Westwood Holdings Group, Inc.	1,233	73,450
Willis Group Holdings Plc	149,500	7,011,550
WisdomTree Investments, Inc.	18,618	408,944
World Acceptance Corp. (a)	813	50,008
ZAIS Group Holdings, Inc. (a)	629	6,856

		178,181,384

Health Care - 18.30%
AAC Holdings, Inc. (a)	1,300	56,672
Abaxis, Inc.	3,656	188,211
AbbVie, Inc.	1	39
Abeona Therapeutics, Inc. (a)	1,576	7,975
ABIOMED, Inc. (a)	6,825	448,607
Acadia Healthcare Company, Inc. (a)	8,438	660,949
ACADIA Pharmaceuticals, Inc. (a)	11,981	501,764

Accelerate Diagnostics, Inc. (a)	3,555	91,755
Acceleron Pharma, Inc. (a)	3,523	111,468
Accuray, Inc. (a)	12,779	86,130
Aceto Corp.	4,147	102,141
Achillion Pharmaceuticals, Inc. (a)	19,185	169,979
Acorda Therapeutics, Inc. (a)	6,349	211,612
Addus Homecare Corp. (a)	103	2,870
Adeptus Health, Inc. (a)	1,019	96,795
Aduro Biotech, Inc. (a)	1,368	41,491
Advaxis, Inc. (a)	4,958	100,796
Aegerion Pharmaceuticals, Inc. (a)	4,100	77,777
Aerie Pharmaceuticals, Inc. (a)	3,355	59,216
Affimed N.V. (a)	2,503	33,715
Affymetrix, Inc. (a)	3,476	37,958
Agenus, Inc. (a)	9,963	85,981
Agile Therapeutics, Inc. (a)	1,640	14,088
Agios Pharmaceuticals, Inc. (a)	4,217	468,677
Air Methods Corp. (a)	6,390	264,163
Akorn, Inc. (a)	47,947	2,093,366
Albany Molecular Research, Inc. (a)	4,020	81,284
Alder Biopharmaceuticals, Inc. (a)	3,367	178,350
Alere, Inc. (a)	8,923	470,688
Alexion Pharmaceuticals, Inc. (a)	41,320	7,469,416
Align Technology, Inc. (a)	99,671	6,250,368
Alimera Sciences, Inc. (a)	5,098	23,502
Alkermes Plc (a)	152,236	9,794,864
Alliance HealthCare Services, Inc. (a)	194	3,626
Allscripts Healthcare Solutions, Inc. (a)	9,197	125,815
AMAG Pharmaceuticals, Inc. (a)	861	59,461
Amedisys, Inc. (a)	3,647	144,895
Amicus Therapeutics, Inc. (a)	15,703	222,197
AMN Healthcare Services, Inc. (a)	7,765	245,296
Amphastar Pharmaceuticals, Inc. (a)	3,381	59,438
Amsurg Corp. (a)	43,492	3,042,265
Anacor Pharmaceuticals, Inc. (a)	6,683	517,465
Analogic Corp.	203	16,017
ANI Pharmaceuticals, Inc. (a)	1,293	80,231
Anika Therapeutics, Inc. (a)	1,846	60,973
Antares Pharma, Inc. (a)	25,445	52,926
Anthera Pharmaceuticals, Inc. (a)	5,816	50,134
Applied Genetic Technologies Corp. (a)	1,363	20,908
Aratana Therapeutics, Inc. (a)	4,366	66,014
Ardelyx, Inc. (a)	1,968	31,429
Arena Pharmaceuticals, Inc. (a)	39,242	182,083
Ariad Pharmaceuticals, Inc. (a)	27,343	226,127
Array Biopharma, Inc. (a)	18,860	135,981
Arrowhead Research Corp. (a)	5,331	38,117
Assembly Biosciences, Inc. (a)	2,139	41,197
Asterias Biotherapeutics, Inc. - Class A (a)	1,729	7,953
Atara Biotherapeutics, Inc. (a)	2,354	124,197
athenahealth, Inc. (a)	6,268	718,187
AtriCure, Inc. (a)	3,509	86,462
Atrion Corp.	236	92,585
aTyr Pharma, Inc. (a)	1,017	18,835
Avalanche Biotechnologies, Inc. (a)	3,201	51,984

Bellicum Pharmaceuticals, Inc. (a)	1,441	30,650
BioCryst Pharmaceuticals, Inc. (a)	9,469	141,372
BioDelivery Sciences International, Inc. (a)	7,518	59,843
BioMarin Pharmaceutical, Inc. (a)	65,700	8,986,446
Bio-Rad Laboratories, Inc. (a)	21,920	3,301,371
Bio-Reference Laboratories, Inc. (a)	4,001	165,041
BioSpecifics Technologies Corp. (a)	797	41,125
Bio-Techne Corp.	18,978	1,868,764
BioTelemetry, Inc. (a)	4,472	42,171
BioTime, Inc. (a)	8,418	30,557
Bluebird Bio, Inc. (a)	5,347	900,274
Blueprint Medicines Corp. (a)	1,531	40,556
Brookdale Senior Living, Inc. (a)	6,547	227,181
Bruker Corp. (a)	18,094	369,299
C.R. Bard, Inc.	33,000	5,633,100
Cambrex Corp. (a)	5,129	225,368
Cantel Medical Corp.	44,079	2,365,720
Capital Senior Living Corp. (a)	4,756	116,522
Cara Therapeutics, Inc. (a)	2,623	31,869
Carbylan Therapeutics, Inc. (a)	2,018	14,429
Cardiovascular Systems, Inc. (a)	4,861	128,573
Castlight Health, Inc. (a)	5,374	43,744
Catalent, Inc. (a)	13,660	400,648
Catalyst Pharmaceuticals, Inc. (a)	12,190	50,345
Celldex Therapeutics, Inc. (a)	14,602	368,262
Cellular Biomedicine Group, Inc. (a)	1,628	61,066
Cempra, Inc. (a)	5,217	179,256
Centene Corp. (a)	113,860	9,154,344
Cepheid (a)	130,203	7,961,913
Cerus Corp. (a)	13,277	68,908
Charles River Laboratories International, Inc. (a)	7,702	541,759
Chemed Corp.	2,780	364,458
ChemoCentryx, Inc. (a)	4,437	36,517
Chimerix, Inc. (a)	6,727	310,787
Cidara Therapeutics, Inc. (a)	796	11,160
Civitas Solutions, Inc. (a)	1,910	40,740
Clovis Oncology, Inc. (a)	4,067	357,408
Coherus Biosciences, Inc. (a)	3,821	110,427
Collegium Pharmaceutical, Inc. (a)	1,103	19,678
Computer Programs & Systems, Inc.	1,765	94,286
Concert Pharmaceuticals, Inc. (a)	2,503	37,270
Connecture, Inc. (a)	1,116	11,785
Corcept Therapeutics, Inc. (a)	10,172	61,134
Corindus Vascular Robotics, Inc. (a)	3,942	13,836
Corium International, Inc. (a)	1,374	18,810
Cormedix, Inc. (a)	5,174	20,075
Corvel Corp. (a)	1,333	42,683
Cross Country Healthcare, Inc. (a)	3,209	40,690
CTI BioPharma Corp. (a)	26,098	50,891
Curis, Inc. (a)	18,006	59,600
Cutera, Inc. (a)	1,560	24,149
Cyberonics, Inc. (a)	4,285	254,786
Cynosure, Inc. (a)	3,399	131,133
Cytokinetics, Inc. (a)	2,814	18,910
CytRx Corp. (a)	9,035	33,610

Dentsply International, Inc.	5,861	302,135
Depomed, Inc. (a)	9,811	210,544
Dermira, Inc. (a)	679	11,916
DexCom, Inc. (a)	12,933	1,034,381
Dicerna Pharmaceuticals, Inc. (a)	2,434	33,954
Durect Corp. (a)	18,178	43,445
Dyax Corp. (a)	23,777	630,090
Dynavax Technologies Corp. (a)	4,739	111,011
Eagle Pharmaceuticals, Inc. (a)	1,410	114,013
Edwards Lifesciences Corp. (a)	42,500	6,053,275
Emergent Biosolutions, Inc. (a)	3,496	115,193
Enanta Pharmaceuticals, Inc. (a)	2,613	117,559
Endologix, Inc. (a)	10,995	168,663
Ensign Group, Inc.	40,298	2,057,616
Entellus Medical, Inc. (a)	788	20,386
Envision Healthcare Holdings, Inc. (a)	30,179	1,191,467
Epizyme, Inc. (a)	4,693	112,632
Esperion Therapeutics, Inc. (a)	2,155	176,193
Exact Sciences Corp. (a)	14,427	429,059
Examworks Group, Inc. (a)	6,745	263,729
Exelixis, Inc. (a)	31,909	119,978
Fibrocell Science, Inc. (a)	3,908	20,595
FibroGen, Inc. (a)	7,782	182,877
Five Prime Therapeutics, Inc. (a)	3,517	87,362
Flex Pharma, Inc. (a)	885	15,222
Flexion Therapeutics, Inc. (a)	2,264	49,559
Fluidigm Corp. (a)	4,731	114,490
Foamix Pharmaceuticals Ltd (a)	3,625	37,156
Foundation Medicine, Inc. (a)	1,963	66,428
Galena Biopharma, Inc. (a)	26,952	45,818
Genesis Healthcare, Inc. (a)	2,915	19,239
Genmark Diagnostics, Inc. (a)	6,728	60,956
Genocea Biosciences, Inc. (a)	2,937	40,325
Genomic Health, Inc. (a)	2,812	78,145
Geron Corp. (a)	24,262	103,841
Globus Medical, Inc. (a)	95,909	2,461,984
Haemonetics Corp. (a)	4,100	169,576
Halozyme Therapeutics, Inc. (a)	17,276	390,092
Health Net, Inc. (a)	2,089	133,947
Healthequity, Inc. (a)	5,878	188,390
Healthsouth Corp.	14,899	686,248
HealthStream, Inc. (a)	4,065	123,657
HeartWare International, Inc. (a)	2,800	203,532
Heron Therapeutics, Inc. (a)	4,021	125,294
Heska Corp. (a)	927	27,523
Hill-Rom Holdings, Inc.	8,539	463,924
HMS Holdings Corp. (a)	14,361	246,578
Hologic, Inc. (a)	40,080	1,525,445
ICU Medical, Inc. (a)	27,769	2,656,383
Idera Pharmaceuticals, Inc. (a)	12,860	47,711
IDEXX Laboratories, Inc. (a)	15,267	979,225
IGI Labs, Inc. (a)	6,842	43,105
Ignyta, Inc. (a)	1,743	26,302
Immune Design Corp. (a)	1,825	37,686
Immunogen, Inc. (a)	14,004	201,378

Immunomedics, Inc. (a)	14,232	57,782
Impax Laboratories, Inc. (a)	11,656	535,244
Imprivata, Inc. (a)	1,456	23,820
INC Research Holdings, Inc. (a)	2,124	85,215
Infinity Pharmaceuticals, Inc. (a)	7,902	86,527
Inogen, Inc. (a)	2,600	115,960
Inovalon Holdings, Inc. (a)	4,180	116,622
Inovio Pharmaceuticals, Inc. (a)	10,396	84,831
Insmed, Inc. (a)	9,960	243,223
Insulet Corp. (a)	9,261	286,952
Insys Therapeutics, Inc. (a)	3,866	138,867
Integra Lifesciences Holdings Corp. (a)	43,950	2,960,911
Intercept Pharmaceuticals, Inc. (a)	2,591	625,416
Intersect ENT, Inc. (a)	2,250	64,417
Intra-Cellular Therapies, Inc. (a)	3,537	113,007
Intrexon Corp. (a)	7,561	368,977
InVitae Corp. (a)	1,201	17,871
Invivo Therapeutics Holdings Corp. (a)	4,387	70,850
IPC Healthcare, Inc. (a)	39,662	2,196,878
Iradimed Corp. (a)	468	10,890
Ironwood Pharmaceuticals, Inc. (a)	20,399	246,012
Isis Pharmaceuticals, Inc. (a)	19,487	1,121,477
Juno Therapeutics, Inc. (a)	1,945	103,727
K2M Group Holdings, Inc. (a)	2,886	69,322
Karyopharm Therapeutics, Inc. (a)	3,732	101,548
Keryx Biopharmaceuticals, Inc. (a)	16,835	168,013
Kite Pharma, Inc. (a)	4,701	286,620
Kythera Biopharmaceuticals, Inc. (a)	4,187	315,323
La Jolla Pharmaceutical Co. (a)	1,867	45,760
Laboratory Corp. of America Holdings (a)	60,000	7,273,200
Landauer, Inc.	1,559	55,563
Lannet, Inc. (a)	4,336	257,732
LDR Holding Corp. (a)	3,830	165,647
Lemaitre Vascular, Inc.	711	8,575
Lexicon Pharmaceuticals, Inc. (a)	2,529	20,358
Lifepoint Hospitals, Inc. (a)	702	61,039
Ligand Pharmaceuticals, Inc. (a)	2,873	289,886
Lion Biotechnologies, Inc. (a)	7,283	66,785
Luminex Corp. (a)	402	6,939
Macrogenics, Inc. (a)	4,589	174,244
Mannkind Corp. (a)	40,106	228,203
Masimo Corp. (a)	77,685	3,009,517
MedAssets, Inc. (a)	9,293	205,004
Medgenics, Inc. (a)	2,578	15,803
Medicines Co. (a)	1,088	31,128
Medidata Solutions, Inc. (a)	9,004	489,097
MEDNAX, Inc. (a)	129,946	9,630,298
Merge Healthcare, Inc. (a)	11,776	56,525
Meridian Bioscience, Inc.	5,650	105,316
Merrimack Pharmaceuticals, Inc. (a)	16,929	209,327
Mettler-Toledo International, Inc. (a)	47,528	16,228,911
MiMedx Group, Inc. (a)	17,764	205,885
Mirati Therapeutics, Inc. (a)	1,606	50,541
Molina Healthcare, Inc. (a)	5,766	405,350
Momenta Pharmaceuticals, Inc. (a)	9,928	226,458

Myriad Genetics, Inc. (a)	11,222	381,436
Nanostring Technologies, Inc. (a)	2,045	31,534
National Research Corp.	1,504	21,372
Natus Medical, Inc. (a)	5,423	230,803
Navidea Biopharmaceuticals, Inc. (a)	20,520	33,037
Nektar Therapeutics (a)	21,317	266,676
Neogen Corp. (a)	5,978	283,596
Neogenomics, Inc. (a)	8,582	46,429
Neurocrine Biosciences, Inc. (a)	13,913	664,485
Nevro Corp. (a)	2,476	133,085
Newlink Genetics Corp. (a)	3,410	150,961
Nobilis Health Corp. (a)	5,194	35,319
Northwest Biotherapeutics, Inc. (a)	7,618	75,647
Novavax, Inc. (a)	43,623	485,960
Nuvasive, Inc. (a)	42,838	2,029,664
NxStage Medical, Inc. (a)	10,328	147,535
Ocata Therapeutics, Inc. (a)	4,889	25,765
Ocular Therapeutix, Inc. (a)	2,123	44,647
Omeros Corp. (a)	5,716	102,831
Omnicare, Inc.	5,354	504,614
Omnicell, Inc. (a)	71,347	2,690,495
Oncomed Pharmaceuticals, Inc. (a)	2,749	61,853
Oncothyreon, Inc. (a)	16,518	61,777
Ophthotech Corp. (a)	3,839	199,858
Opko Health, Inc. (a)	38,203	614,304
OraSure Technologies, Inc. (a)	1,058	5,703
Orexigen Therapeutics, Inc. (a)	16,763	82,977
Organovo Holdings, Inc. (a)	13,158	49,606
Osiris Therapeutics, Inc. (a)	2,806	54,605
Otonomy, Inc. (a)	2,394	55,038
Ovascience, Inc. (a)	3,852	111,438
Oxford Immunotec Global Plc (a)	3,047	42,201
Pacific Biosciences of California, Inc. (a)	9,916	57,116
Pacira Pharmaceuticals, Inc. (a)	5,928	419,228
Paratek Pharmaceuticals, Inc.	1,930	49,736
Parexel International Corp. (a)	164,470	10,577,066
Patterson Companies, Inc.	7,743	376,697
Peregrine Pharmaceuticals, Inc. (a)	28,384	37,183
PerkinElmer, Inc.	2,908	153,077
Pernix Therapeutics Holdings, Inc. (a)	7,241	42,867
Pfenex, Inc. (a)	2,657	51,546
Phibro Animal Health Corp.	2,921	113,744
Portola Pharmaceuticals, Inc. (a)	7,531	343,037
Pozen, Inc. (a)	4,727	48,735
PRA Health Sciences, Inc. (a)	3,250	118,073
Premier, Inc. (a)	6,157	236,798
Press Ganey Holdings, Inc. (a)	1,714	49,140
Prestige Brands Holdings, Inc. (a)	58,869	2,722,103
Progenics Pharmaceuticals, Inc. (a)	11,289	84,216
Proteon Therapeutics, Inc. (a)	1,216	21,718
Prothena Corporation Plc (a)	5,101	268,670
PTC Therapeutics, Inc. (a)	5,517	265,533
Puma Biotechnology, Inc. (a)	4,072	475,406
Quality Systems, Inc.	7,947	131,682
Quidel Corp. (a)	1,978	45,395

Quintiles Transitional Holdings, Inc. (a)	12,234	888,311
Radius Health, Inc. (a)	4,766	322,658
Radnet, Inc. (a)	5,818	38,922
Raptor Pharmaceutical Corp. (a)	13,022	205,617
Receptos, Inc. (a)	5,140	976,857
Regeneron Pharmaceuticals, Inc. (a)	16,740	8,539,576
Regulus Therapeutics, Inc. (a)	4,646	50,920
Relypsa, Inc. (a)	5,302	175,443
Repligen Corp. (a)	5,352	220,877
ResMed, Inc.	22,961	1,294,312
Retrophin, Inc. (a)	5,726	189,817
Revance Therapeutics, Inc. (a)	2,512	80,334
Rigel Pharmaceuticals, Inc. (a)	10,967	35,204
Rockwell Medical, Inc. (a)	7,259	117,015
RTI Surgical, Inc. (a)	7,742	50,013
SAGE Therapeutics, Inc. (a)	2,245	163,885
Sagent Pharmaceuticals, Inc. (a)	3,584	87,127
Sangamo Biosciences, Inc. (a)	11,345	125,816
Sarepta Therapeutics, Inc. (a)	6,748	205,342
SciClone Pharmaceuticals, Inc. (a)	8,088	79,424
Seattle Genetics, Inc. (a)	15,416	746,134
Second Sight Medical Products, Inc. (a)	1,951	26,553
Select Medical Holdings Corp.	16,064	260,237
Sequenom, Inc. (a)	19,558	59,456
Sientra, Inc. (a)	1,093	27,576
Sirona Dental Systems, Inc. (a)	84,540	8,489,507
Sorrento Therapeutics, Inc. (a)	4,652	81,968
Spark Therapeutics, Inc. (a)	1,318	79,436
Spectrum Pharmaceuticals, Inc. (a)	2,946	20,151
St. Jude Medical, Inc.	198,500	14,504,395
STAAR Surgical Co. (a)	6,322	61,071
Stemline Therapeutics, Inc. (a)	411	4,837
Steris Corp.	85,802	5,529,081
Sucampo Pharmaceuticals, Inc. (a)	4,097	67,314
Supernus Pharmaceuticals, Inc. (a)	5,610	95,258
Surgical Care Affiliates, Inc. (a)	3,315	127,230
SurModics, Inc. (a)	469	10,984
Synergy Pharmaceuticals, Inc. (a)	16,127	133,854
Synta Pharmaceuticals Corp. (a)	14,474	32,277
T2 Biosystems, Inc. (a)	1,440	23,371
Tandem Diabetes Care, Inc. (a)	2,818	30,547
Team Health Holdings, Inc. (a)	11,705	764,688
Teleflex, Inc.	46,500	6,298,425
Tenet Healthcare Corp. (a)	16,206	938,003
TESARO, Inc. (a)	3,792	222,932
Tetraphase Pharmaceuticals, Inc. (a)	5,900	279,896
TG Therapeutics, Inc. (a)	5,783	95,940
The Cooper Companies, Inc.	52,893	9,413,367
The Providence Service Corp. (a)	2,241	99,231
The Spectranetics Corp. (a)	7,003	161,139
TherapeuticsMD, Inc. (a)	20,742	163,032
Theravance, Inc.	12,084	218,358
Thoratec Corp. (a)	8,866	395,158
Threshold Pharmaceutical, Inc. (a)	9,897	39,984
Tobira Therapeutics, Inc. (a)	385	6,641

Tokai Pharmaceuticals, Inc. (a)	552	7,342
Tornier, Inc. (a)	3,233	80,793
TransEnterix, Inc. (a)	723	2,169
Trevena, Inc. (a)	3,869	24,220
Trovagene, Inc. (a)	4,016	40,762
Trupanion, Inc. (a)	1,941	15,994
Ultragenyx Pharmaceutical, Inc. (a)	5,842	598,162
Unilife Corp. (a)	15,707	33,770
United Therapeutics Corp. (a)	7,523	1,308,626
US Physical Therapy, Inc.	2,032	111,272
Utah Medical Products, Inc.	634	37,805
Vanda Pharmaceuticals, Inc. (a)	5,452	69,186
Vascular Solutions, Inc. (a)	2,829	98,223
VCA, Inc. (a)	12,577	684,252
Veeva Systems, Inc. (a)	11,620	325,709
Veracyte, Inc. (a)	2,133	23,762
Verastem, Inc. (a)	580	4,373
Versartis, Inc. (a)	275	4,186
Vitae Pharmaceuticals, Inc. (a)	2,137	30,773
Vital Therapies, Inc. (a)	2,696	56,886
Vivus, Inc. (a)	16,664	39,327
Vocera Communications, Inc. (a)	2,796	32,014
VWR Corp. (a)	2,694	72,011
Waters Corp. (a)	43,000	5,520,340
Wellcare Health Plans, Inc. (a)	7,159	607,298
West Pharmaceutical Services, Inc.	40,422	2,347,710
Wright Medical Group, Inc. (a)	4,155	109,110
Xbiotech, Inc. (a)	670	12,114
Xencor, Inc. (a)	4,640	101,941
Xenoport, Inc. (a)	9,284	56,911
XOMA Corp. (a)	12,259	47,565
Zafgen, Inc. (a)	2,673	92,566
Zeltiq Aesthetics, Inc. (a)	5,288	155,837
Ziopharm Oncology, Inc. (a)	18,683	224,193
Zogenix, Inc. (a)	24,925	41,874
ZS Pharma, Inc. (a)	2,950	154,551

		260,580,534

Industrials - 14.10%
Aaon, Inc.	81,442	1,834,074
Accuride Corp. (a)	6,210	23,908
Actuant Corp.	180,000	4,156,200
Acuity Brands, Inc.	7,059	1,270,479
Advanced Drain Systems, Inc.	5,456	160,024
AECOM (a)	3,192	105,591
Aerojet Rocketdyne Holdings, Inc. (a)	4,913	101,257
Air Lease Corp.	978	33,154
Alaska Air Group, Inc.	121,938	7,856,465
Albany International Corp.	575	22,885
Allegiant Travel Co.	2,183	388,312
Allegion Plc	15,575	936,681
Allied Motion Technologies, Inc.	1,108	24,886
Allison Transmission Holdings, Inc.	15,767	461,342
Altra Industrial Motion Corp.	3,460	94,043
AMERCO	570	186,339
American Railcar Industries, Inc.	431	20,964

American Woodmark Corp. (a)	2,082	114,198
Apogee Enterprises, Inc.	4,734	249,198
Applied Industrial Technologies, Inc.	2,580	102,297
ARC Document Solutions, Inc. (a)	6,880	52,357
ArcBest Corp.	1,429	45,442
Argan, Inc.	1,836	74,046
Armstrong World Industries, Inc. (a)	3,951	210,509
Astronics Corp. (a)	26,092	1,849,662
Avis Budget Group, Inc. (a)	17,290	762,143
AZZ, Inc.	4,242	219,736
B/E Aerospace, Inc.	17,289	949,166
Babcock & Wilcox Co.	3,440	112,832
Barrett Business Services, Inc.	1,202	43,657
Beacon Roofing Supply, Inc. (a)	45,689	1,517,789
Blount International, Inc. (a)	8,142	88,911
Blue Bird Corp. (a)	799	10,379
Brinks Co.	7,915	232,938
Builders FirstSource, Inc. (a)	7,548	96,916
C.H. Robinson Worldwide, Inc.	80,270	5,008,045
Carlisle Companies, Inc.	2,288	229,075
Casella Waste Systems, Inc. (a)	1,225	6,872
CEB, Inc.	5,472	476,392
Celadon Group, Inc.	3,144	65,018
Cintas Corp.	15,481	1,309,538
Clarcor, Inc.	129,501	8,060,142
Clean Harbors, Inc. (a)	6,442	346,193
Comfort Systems USA, Inc.	5,624	129,071
Commercial Vehicle Group, Inc. (a)	4,969	35,826
Continental Building Products, Inc. (a)	5,192	110,018
Copart, Inc. (a)	20,486	726,843
Covanta Holding Corp.	18,469	391,358
Covenant Transportation Group, Inc. - Class A (a)	1,940	48,616
Curtiss-Wright Corp.	455	32,960
Deluxe Corp.	4,488	278,256
Donaldson Company, Inc.	154,898	5,545,348
Douglas Dynamics, Inc.	1,028	22,081
Dover Corp.	136,500	9,579,570
Dun & Bradstreet Corp.	1,772	216,184
DXP Enterprises, Inc. (a)	637	29,620
Dycom Industries, Inc. (a)	5,556	326,971
Echo Global Logistics, Inc. (a)	4,823	157,519
Encore Wire Corp.	2,579	114,224
EnerSys, Inc.	1,947	136,855
Enphase Energy, Inc. (a)	4,534	34,504
EnPro Industries, Inc.	2,251	128,802
Esterline Technologies Corp. (a)	48,500	4,623,990
Exponent, Inc.	3,995	178,896
Fastenal Co.	90,000	3,796,200
Fortune Brands Home & Security, Inc.	9,021	413,342
Forward Air Corp.	4,993	260,934
Franklin Covey Co. (a)	197	3,997
Franklin Electric Company, Inc.	7,166	231,677
FreightCar America, Inc.	995	20,776
FTI Consulting, Inc. (a)	582	24,002
Fuelcell Energy, Inc. (a)	11,519	11,253

Furmanite Corp. (a)	5,209	42,297
G & K Services, Inc.	2,340	161,788
Generac Holdings, Inc. (a)	11,301	449,215
General Cable Corp.	7,272	143,477
Genesee & Wyoming, Inc. (a)	3,378	257,336
Global Brass and Copper Holdings, Inc.	3,306	56,235
Gorman Rupp Co.	677	19,010
GP Strategies Corp. (a)	2,114	70,269
Graco, Inc.	9,523	676,419
Great Lakes Dredge & Dock Corp. (a)	982	5,853
Greenbrier Companies, Inc.	4,368	204,641
Griffon Corp.	1,571	25,010
H&E Equipment Services, Inc.	5,109	102,027
Harsco Corp.	12,945	213,592
Hawaiian Holdings, Inc. (a)	7,840	186,200
HC2 Holdings, Inc. (a)	2,064	18,473
HD Supply Holdings, Inc. (a)	27,709	974,803
Healthcare Services Group, Inc.	83,638	2,764,236
Heartland Express, Inc.	8,137	164,612
Heico Corp. - Class A	6,293	319,496
Heico Corp.	47,258	2,755,141
Heidrick & Struggles International, Inc.	133	3,469
Heritage Crystal Clean, Inc. (a)	184	2,705
Herman Miller, Inc.	9,663	279,551
Hexcel Corp.	15,708	781,316
Hillenbrand, Inc.	10,215	313,600
HNI Corp.	7,197	368,127
Hub Group, Inc. (a)	33,632	1,356,715
Hubbell, Inc.	1,202	130,153
Huntington Ingalls Industries, Inc.	7,934	893,289
Huron Consulting Group, Inc. (a)	442	30,980
Hyster-Yale Materials Handling, Inc.	449	31,107
IDEX Corp.	129,568	10,181,453
InnerWorkings, Inc. (a)	2,423	16,161
Insperity, Inc.	3,168	161,251
Insteel Industries, Inc.	2,751	51,444
Interface, Inc.	10,741	269,062
Jetblue Airways Corp. (a)	19,177	398,115
John Bean Technologies Corp.	4,796	180,282
Kadant, Inc.	291	13,735
Kaman Corp.	328	13,756
KAR Auction Services, Inc.	7,744	289,626
Kforce, Inc.	4,023	92,006
Kimball International, Inc.	1,881	22,873
Knight Transportation, Inc.	10,262	274,406
Knoll, Inc.	7,977	199,664
Korn/Ferry International	4,466	155,283
Landstar System, Inc.	46,583	3,115,005
Lawson Prods, Inc. (a)	579	13,595
Lennox International, Inc.	6,643	715,385
Lincoln Electric Holdings, Inc.	11,259	685,561
Lindsay Corp.	1,632	143,469
Lydall, Inc. (a)	957	28,289
Marten Transport Ltd	401	8,702
Masonite International Corp. (a)	4,868	341,295

Matson, Inc.	6,494	273,008
Matthews International Corp.	267	14,188
Meritor, Inc. (a)	9,011	118,224
Miller Industries, Inc.	172	3,431
Mistras Group, Inc. (a)	1,473	27,958
Mobile Mini, Inc.	694	29,176
Moog, Inc. (a)	574	40,570
MSA Safety, Inc.	3,095	150,138
MSC Industrial Direct Company, Inc.	2,341	163,332
Mueller Industries, Inc.	6,223	216,063
Mueller Water Products, Inc.	26,106	237,565
Multi-Color Corp.	2,089	133,445
Navistar International Corp. (a)	530	11,994
NCI Building Systems, Inc. (a)	4,401	66,323
Neff Corp. (a)	689	6,952
NN, Inc.	3,163	80,720
Nordson Corp.	9,855	767,606
Nortek, Inc. (a)	1,549	128,768
NV5 Holdings, Inc. (a)	856	20,767
Old Dominion Freight Lines, Inc. (a)	11,326	777,020
Omega Flex, Inc.	501	18,868
On Assignment, Inc. (a)	8,422	330,816
P.A.M. Transportation Services, Inc. (a)	514	29,838
Parker-Hannifin Corp.	59,000	6,863,470
Park-Ohio Holdings Corp.	1,439	69,734
Patrick Industries, Inc. (a)	2,056	78,231
Paylocity Holding Corp. (a)	2,530	90,700
PGT, Inc. (a)	7,979	115,775
Pitney Bowes, Inc.	12,813	266,639
Plug Power, Inc. (a)	16,641	40,770
Ply Gem Holdings, Inc. (a)	3,573	42,126
Polypore International, Inc. (a)	7,317	438,142
Power Solutions International, Inc. (a)	747	40,353
PowerSecure International, Inc. (a)	767	11,321
Primoris Services Corp.	96,527	1,911,235
Proto Labs, Inc. (a)	38,332	2,586,643
Quality Distribution, Inc. (a)	1,258	19,449
Quanex Building Products Corp.	346	7,415
Quanta Services, Inc. (a)	170,657	4,918,335
Radiant Logistics, Inc. (a)	4,079	29,817
Raven Industries, Inc.	692	14,068
RBC Bearings, Inc. (a)	24,324	1,745,490
Regal-Beloit Corp.	387	28,092
Resources Connection, Inc.	1,070	17,216
Rexnord Corp. (a)	16,593	396,739
Ritchie Bros Auctioneers, Inc.	86,034	2,402,069
Roadrunner Transportation Systems, Inc. (a)	119,310	3,078,198
Robert Half International, Inc.	21,954	1,218,447
Rockwell Automation, Inc.	164,880	20,550,643
Rollins, Inc.	15,274	435,767
RPX Corp. (a)	1,122	18,962
RR Donnelley & Sons Co.	17,894	311,892
Saia, Inc. (a)	4,074	160,067
Simpson Manufacturing Company, Inc.	491	16,694
Smith A.O. Corp.	12,074	869,087

Snap-on, Inc.	9,417	1,499,657
SolarCity Corp. (a)	9,612	514,723
SP Plus Corp. (a)	2,540	66,319
Sparton Corp. (a)	954	26,063
Spirit Aerosystems Holdings, Inc. (a)	21,355	1,176,874
Spirit Airlines, Inc. (a)	11,854	736,133
Standex International Corp.	1,526	121,973
Steelcase, Inc.	13,500	255,285
Stock Building Supply Holdings, Inc. (a)	2,470	48,289
Sun Hydraulics Corp.	3,622	138,034
Swift Transportation Co. (a)	14,479	328,239
Taser International, Inc. (a)	8,725	290,630
Team, Inc. (a)	3,363	135,361
Teledyne Technologies, Inc. (a)	1,486	156,788
Tennant Co.	2,765	180,665
The Advisory Board Co. (a)	39,849	2,178,545
The Middleby Corp. (a)	9,302	1,043,963
The Toro Co.	37,119	2,515,926
Thermon Group Holdings, Inc. (a)	759	18,269
Titan International, Inc.	446	4,790
Towers Watson & Co.	51,991	6,540,468
Trex Company, Inc. (a)	5,238	258,914
TriMas Corp. (a)	537	15,895
Trinet Group, Inc. (a)	6,233	158,007
Trueblue, Inc. (a)	6,877	205,622
United Rentals, Inc. (a)	81,510	7,141,906
Universal Truckload Services, Inc.	886	19,457
US Ecology, Inc.	3,509	170,958
USA Truck, Inc. (a)	606	12,865
USG Corp. (a)	14,888	413,738
Valmont Industries, Inc.	201	23,893
Vectrus, Inc. (a)	1,652	41,085
Vicor Corp. (a)	2,294	27,964
Virgin America, Inc. (a)	3,873	106,430
Volt Information Sciences, Inc. (a)	894	8,681
W.W. Grainger, Inc.	35,540	8,410,541
Wabash National Corp. (a)	11,137	139,658
Wabco Holdings, Inc. (a)	74,559	9,224,439
Wabtec Corp.	15,656	1,475,421
Wageworks, Inc. (a)	62,034	2,509,275
Watsco, Inc.	4,232	523,668
Werner Enterprises, Inc.	1,687	44,284
West Corp.	1,313	39,521
Woodward, Inc.	7,328	402,967
Xerium Technologies, Inc. (a)	1,903	34,635
XPO Logistics, Inc. (a)	9,629	435,038
YRC Worldwide, Inc. (a)	1,135	14,732

		200,968,252

Information Technology - 20.61%
3D Systems Corp. (a)	6,682	130,433
6d Global Technologies, Inc. (a)	1,561	10,209
A10 Networks, Inc. (a)	5,302	34,145
ACI Worldwide, Inc. (a)	18,971	466,117
Advanced Micro Devices, Inc. (a)	45,539	109,294
Advanced Energy Industries, Inc. (a)	3,681	101,191

Advent Software, Inc.	8,608	380,560
Aerohive Networks, Inc. (a)	3,634	25,365
Alliance Data Systems Corp. (a)	35,540	10,375,548
Alliance Fiber Optic Products, Inc.	2,379	44,130
Altera Corp.	123,000	6,297,600
Ambarella, Inc. (a)	5,121	525,876
Amber Road, Inc. (a)	2,401	16,855
American Software, Inc.	672	6,384
Angie’s List, Inc. (a)	7,276	44,820
ANSYS, Inc. (a)	99,709	9,097,449
Apigee Corp. (a)	692	6,872
Applied Micro Circuits Corp. (a)	3,444	23,247
Applied Optoelectronics, Inc. (a)	2,031	35,258
Arista Networks, Inc. (a)	5,482	448,099
ARRIS Group, Inc. (a)	3,761	115,087
Aspen Technology, Inc. (a)	205,641	9,366,948
Atmel Corp.	67,836	668,524
AVG Technologies (a)	6,727	183,042
Avid Technology, Inc. (a)	3,314	44,209
Badger Meter, Inc.	2,302	146,154
Barracuda Networks, Inc. (a)	1,325	52,497
Bazaarvoice, Inc. (a)	4,392	25,869
Belden, Inc.	6,967	565,929
Benefitfocus, Inc. (a)	1,286	56,391
Black Knight Financial Services, Inc. (a)	2,950	91,067
Blackbaud, Inc.	7,611	433,446
Blackhawk Network Holdings, Inc. (a)	8,857	364,908
Booz Allen Hamilton Holding Corp.	15,402	388,746
Bottomline Technologies, Inc. (a)	92,130	2,562,135
Box, Inc. (a)	2,047	38,156
Brightcove, Inc. (a)	5,143	35,281
Broadridge Financial Solutions, Inc.	19,519	976,145
Broadsoft, Inc. (a)	4,758	164,484
Cabot Microelectronics Corp. (a)	3,360	158,290
Cadence Design Systems, Inc. (a)	47,551	934,853
CalAmp Corp. (a)	5,903	107,789
Callidus Software, Inc. (a)	8,959	139,581
Carbonite, Inc. (a)	2,949	34,828
Cardtronics, Inc. (a)	7,334	271,725
Care.Com, Inc. (a)	299	1,770
Cascade Microtech, Inc. (a)	1,712	26,065
Cass Information Systems, Inc.	1,055	59,312
Cavium, Inc. (a)	8,993	618,808
CDW Corp.	21,472	736,060
Ceva, Inc. (a)	1,534	29,806
ChannelAdvisor Corp. (a)	3,629	43,367
Check Point Software Technologies Ltd (a)	103,000	8,193,650
Ciena Corp. (a)	19,203	454,727
Cimpress (a)	5,375	452,360
Cirrus Logic, Inc. (a)	10,355	352,381
Citrix Systems, Inc. (a)	133,500	9,366,360
Clearfield, Inc. (a)	1,685	26,808
Code Rebel Corp. (a)	219	7,089
Cognex Corp.	52,152	2,508,511
Coherent, Inc. (a)	316	20,060

CommScope Holding Company, Inc. (a)	7,621	232,517
Commvault Systems, Inc. (a)	73,466	3,115,693
comScore, Inc. (a)	5,568	296,552
Comverse, Inc. (a)	3,631	72,910
Constant Contact, Inc. (a)	87,948	2,529,384
Control4 Corp. (a)	215,027	1,911,590
CoreLogic, Inc. (a)	6,624	262,907
Cornerstone Ondemand, Inc. (a)	8,757	304,744
CoStar Group, Inc. (a)	5,263	1,059,231
Coupons.Com, Inc. (a)	9,851	106,292
Cray, Inc. (a)	6,642	196,005
CSG Systems International, Inc.	5,333	168,843
Cvent, Inc. (a)	3,787	97,629
Cyan, Inc. (a)	1,031	5,402
Daktronics, Inc.	1,363	16,165
Datalink Corp. (a)	381	3,406
DealerTrack Technologies, Inc. (a)	2,789	175,121
Demandware, Inc. (a)	5,427	385,751
DHI Group, Inc. (a)	2,654	23,594
Diebold, Inc.	10,527	368,445
Digimarc Corp. (a)	1,150	51,911
Digital Turbine, Inc. (a)	6,914	20,880
Diodes, Inc. (a)	102,477	2,470,720
Dot Hill Systems Corp. (a)	10,204	62,448
DST Systems, Inc.	4,630	583,287
DTS, Inc. (a)	2,537	77,353
EarthLink Holdings Corp.	16,725	125,270
Eastman Kodak Co. (a)	2,610	43,848
Ebix, Inc.	4,404	143,614
Electronics For Imaging, Inc. (a)	7,609	331,068
Ellie Mae, Inc. (a)	4,820	336,388
Endurance International Group Holdings, Inc. (a)	9,583	197,985
Entegris, Inc. (a)	13,247	193,009
Envestnet, Inc. (a)	5,738	231,987
EPAM Systems, Inc. (a)	7,969	567,632
EPIQ System, Inc.	1,914	32,308
Eplus, Inc. (a)	76	5,825
Euronet Worldwide, Inc. (a)	8,436	520,501
Evertec, Inc.	10,716	227,608
Everyday Health, Inc. (a)	3,167	40,474
Exar Corp. (a)	940	9,193
ExlService Holdings, Inc. (a)	5,005	173,073
Extreme Networks, Inc. (a)	1,354	3,642
FactSet Research Systems, Inc.	6,788	1,103,118
Fair Isaac Corp.	5,080	461,162
FARO Technologies, Inc. (a)	649	30,308
FEI Co.	124,816	10,350,991
FireEye, Inc. (a)	22,440	1,097,540
Five9, Inc. (a)	3,610	18,880
Fleetmatics Group Plc (a)	6,241	292,266
FLIR Systems, Inc.	14,279	440,079
Formfactor, Inc. (a)	4,219	38,815
Forrester Research, Inc.	1,566	56,407
Fortinet, Inc. (a)	412,254	17,038,458
Gartner, Inc. (a)	13,503	1,158,287

Genpact Ltd (a)	25,833	551,018
Gigamon, Inc. (a)	4,492	148,191
Global Payments, Inc.	10,809	1,118,191
Globant S.A. (a)	2,489	75,740
Glu Mobile, Inc. (a)	10,383	64,478
Godaddy, Inc. (a)	3,835	108,109
Gogo, Inc. (a)	9,107	195,163
Grubhub, Inc. (a)	122,115	4,160,458
GTT Communications, Inc. (a)	4,022	96,005
Guidance Software, Inc. (a)	2,953	25,012
Guidewire Software, Inc. (a)	147,411	7,802,464
Hackett Group, Inc.	3,920	52,646
Harmonic, Inc. (a)	2,207	15,074
Heartland Payment Systems, Inc.	5,978	323,111
HomeAway, Inc. (a)	4,949	154,013
Hortonworks, Inc. (a)	1,194	30,232
HubSpot, Inc. (a)	3,055	151,467
IAC/InterActiveCorp	11,930	950,344
iGATE Corp. (a)	5,924	282,516
Immersion Corp. (a)	4,615	58,472
Imperva, Inc. (a)	4,337	293,615
Infinera Corp. (a)	21,145	443,622
Infoblox, Inc. (a)	9,293	243,570
Informatica Corp. (a)	17,001	824,038
Ingram Micro, Inc. (a)	1,457	36,469
Inphi Corp. (a)	6,273	143,401
Integrated Device Technology, Inc. (a)	24,157	524,207
Interactive Intelligence Group, Inc. (a)	2,774	123,360
Interdigital, Inc.	5,273	299,981
Internap Corp. (a)	8,834	81,715
Intralinks Holdings, Inc. (a)	3,459	41,197
Invensense, Inc. (a)	12,623	190,607
IPG Photonics Corp. (a)	94,152	8,019,397
Ixia (a)	8,880	110,467
J2 Global, Inc.	37,149	2,523,903
Jabil Circuit, Inc.	5,933	126,314
Jack Henry & Associates, Inc.	13,253	857,469
Jive Software, Inc. (a)	7,243	38,026
Keysight Technologies, Inc. (a)	23,101	720,520
King Digital Entertainment Plc	13,150	187,388
KVH Industries, Inc. (a)	2,066	27,788
Lattice Semiconductor Corp. (a)	4,752	27,989
Leidos Holdings, Inc.	919	37,100
LendingClub Corp. (a)	10,874	160,392
Lionbridge Technologies, Inc. (a)	10,673	65,852
Littelfuse, Inc.	3,150	298,904
Liveperson, Inc. (a)	9,169	89,948
Logmein, Inc. (a)	4,006	258,347
Luxoft Holding, Inc. (a)	3,015	170,498
M/A-Com Technology Solutions Holdings, Inc. (a)	3,838	146,804
Manhattan Associates, Inc. (a)	12,000	715,800
Marin Software, Inc. (a)	503	3,390
Marketo, Inc. (a)	5,616	157,585
Mattson Technology, Inc. (a)	12,227	40,960
Maximus, Inc.	10,748	706,466

MaxLinear, Inc. (a)	8,400	101,640
Maxpoint Interactive, Inc. (a)	1,095	8,848
Mercadolibre, Inc.	61,160	8,666,372
Mesa Laboratories, Inc.	440	39,116
Methode Electronics, Inc.	6,301	172,962
Micrel, Inc.	7,171	99,677
Microsemi Corp. (a)	15,500	541,725
Microstrategy, Inc. (a)	1,502	255,460
Mobileiron, Inc. (a)	6,126	36,205
Model N, Inc. (a)	3,380	40,256
Monolithic Power Systems, Inc.	6,379	323,479
Monotype Imaging Holdings, Inc.	81,127	1,955,972
MTS Systems Corp.	2,407	165,963
National Instruments Corp.	3,941	116,102
NetScout Systems, Inc. (a)	6,046	221,707
NetSuite, Inc. (a)	6,494	595,825
NeuStar, Inc. (a)	63,982	1,868,914
New Relic, Inc. (a)	925	32,551
Newport Corp. (a)	2,161	40,973
NIC, Inc.	10,430	190,660
Nice-Systems Ltd - ADR	45,501	2,893,409
Nimble Storage, Inc. (a)	8,228	230,878
Novatel Wireless, Inc. (a)	5,434	17,661
NVE Corp.	305	23,912
ON Semiconductor Corp. (a)	64,484	753,818
Opower, Inc. (a)	4,216	48,526
OSI Systems, Inc. (a)	828	58,614
Pandora Media, Inc. (a)	34,423	534,933
Park City Group, Inc. (a)	1,630	20,196
Paycom Software, Inc. (a)	5,204	177,717
Pdf Solutions, Inc. (a)	4,090	65,440
Pegasystems, Inc.	5,678	129,969
Perficient, Inc. (a)	3,870	74,459
Pfsweb, Inc. (a)	1,726	23,922
Plantronics, Inc.	52,866	2,976,884
Plexus Corp. (a)	2,037	89,384
PMC-Sierra, Inc. (a)	9,652	82,621
Power Integrations, Inc.	61,708	2,787,967
Proofpoint, Inc. (a)	6,443	410,226
PROS Holdings, Inc. (a)	3,846	81,189
PTC, Inc. (a)	269,689	11,062,643
Q2 Holdings, Inc. (a)	3,192	90,174
QAD, Inc.	421	11,127
Qlik Technologies, Inc. (a)	54,329	1,899,342
Qualys, Inc. (a)	54,454	2,197,219
Rackspace Hosting, Inc. (a)	20,025	744,730
Rally Software Development Corp. (a)	4,227	82,215
Rambus, Inc. (a)	18,757	271,789
RealD, Inc. (a)	6,700	82,611
Realpage, Inc. (a)	8,511	162,305
Red Hat, Inc. (a)	163,000	12,376,590
Reis, Inc.	787	17,456
Retailmenot, Inc. (a)	403	7,186
Rofin Sinar Technologies, Inc. (a)	518	14,297
Rogers Corp. (a)	955	63,164

Rubicon Project, Inc. (a)	4,259	63,715
Ruckus Wireless, Inc. (a)	12,292	127,099
Rudolph Technologies, Inc. (a)	890	10,689
Sabre Corp.	18,556	441,633
Sapiens International Corp.	2,950	30,621
Science Applications International Corp.	7,516	397,221
SciQuest, Inc. (a)	131,039	1,940,688
Semtech Corp. (a)	71,466	1,418,600
Servicesource International, Inc. (a)	5,470	29,921
ShoreTel, Inc. (a)	2,238	15,174
Shutterstock, Inc. (a)	3,199	187,589
Silicon Graphics International Corp. (a)	5,425	35,100
Silicon Laboratories, Inc. (a)	4,882	263,677
Silver Spring Networks, Inc. (a)	5,542	68,776
SolarWinds, Inc. (a)	405,831	18,720,984
Solera Holdings, Inc.	10,915	486,372
Splunk, Inc. (a)	164,199	11,431,534
SPS Commerce, Inc. (a)	30,351	1,997,096
SS&C Technologies Holdings, Inc.	10,405	650,313
Stamps.com, Inc. (a)	2,334	171,712
SunEdison, Inc. (a)	40,770	1,219,431
SunPower Corp. (a)	669	19,006
Super Micro Computer, Inc. (a)	6,023	178,160
Synaptics, Inc. (a)	6,006	520,930
Synchronoss Technologies, Inc. (a)	6,314	288,739
Synopsys, Inc. (a)	1,756	88,941
Syntel, Inc. (a)	5,082	241,293
Tableau Software, Inc. (a)	8,080	931,624
Take-Two Interactive Software, Inc. (a)	7,116	196,188
Tangoe, Inc. (a)	211,111	2,655,776
TechTarget, Inc. (a)	856	7,644
Teletech Holdings, Inc.	1,467	39,726
Teradata Corp. (a)	17,171	635,327
Tessera Technologies, Inc.	5,274	200,307
Textura Corp. (a)	3,204	89,167
Tivo, Inc. (a)	15,721	159,411
Total Systems Services, Inc.	26,898	1,123,529
Travelzoo, Inc. (a)	1,091	12,306
Trimble Navigation Ltd (a)	2,182	51,190
TrueCar, Inc. (a)	7,965	95,500
TubeMogul, Inc. (a)	2,267	32,395
Tyler Technologies, Inc. (a)	5,469	707,579
Ubiquiti Networks, Inc.	4,668	148,979
Ultimate Software Group, Inc. (a)	4,640	762,538
Unisys Corp. (a)	5,212	104,188
Universal Display Corp. (a)	6,549	338,780
Vantiv, Inc. (a)	23,422	894,486
Varonis Systems, Inc. (a)	1,454	32,119
Vasco Data Security International, Inc. (a)	4,830	145,818
VeriFone Systems, Inc. (a)	18,518	628,871
Verint Systems, Inc. (a)	9,413	571,793
Viasat, Inc. (a)	5,920	356,739
Violin Memory, Inc. (a)	14,598	35,765
VirnetX Holding Corp. (a)	7,105	29,841
Virtusa Corp. (a)	39,744	2,042,842

Web.Com Group, Inc. (a)	7,156	173,318
WebMD Health Corp. (a)	6,173	273,340
WEX, Inc. (a)	103,799	11,829,972
Wix.Com Ltd (a)	3,044	71,899
Workday, Inc. (a)	115,300	8,807,767
Workiva, Inc. (a)	1,081	14,950
Xcerra Corp. (a)	4,037	30,560
Xilinx, Inc.	134,000	5,917,440
XO Group, Inc. (a)	4,344	71,024
Xoom Corp. (a)	5,183	109,128
Yelp, Inc. (a)	10,567	454,698
Yodlee, Inc. (a)	2,910	42,020
Zebra Technologies Corp. (a)	8,419	934,930
Zendesk, Inc. (a)	8,751	194,360
Zillow Group, Inc. (a)	4,279	371,160
Zix Corp. (a)	9,432	48,763

		293,430,730

Materials - 3.46%
A. Schulman, Inc.	4,269	186,641
AEP Industries, Inc. (a)	641	35,383
American Vanguard Corp.	567	7,825
AptarGroup, Inc.	101,838	6,494,209
Ashland, Inc.	1,073	130,799
Avery Dennison Corp.	13,785	840,058
Axalta Coating Systems Ltd (a)	16,426	543,372
Balchem Corp.	60,999	3,398,864
Ball Corp.	22,429	1,573,394
Bemis, Inc.	1,732	77,957
Berry Plastics Group, Inc. (a)	229,581	7,438,424
Boise Cascade Co. (a)	5,486	201,226
Calgon Carbon Corp.	3,947	76,493
Century Alum Co. (a)	581	6,060
Chase Corp.	1,019	40,505
Chemtura Corp. (a)	11,023	312,061
Clearwater Paper Corp. (a)	3,105	177,916
Compass Minerals International, Inc.	5,481	450,209
Core Molding Technologies, Inc. (a)	1,303	29,761
Crown Holdings, Inc. (a)	10,038	531,111
Cytec Industries, Inc.	1,153	69,791
Deltic Timber Corp.	1,753	118,573
Eagle Materials, Inc.	8,174	623,921
Ferro Corp. (a)	11,785	197,752
Globe Specialty Metals, Inc.	10,378	183,691
Graphic Packaging Holding Co.	31,196	434,560
Handy & Harman Ltd (a)	82	2,841
Hawkins, Inc.	239	9,653
Haynes International, Inc.	141	6,954
HB Fuller Co.	8,245	334,912
Headwaters, Inc. (a)	12,108	220,608
Huntsman Corp.	21,266	469,341
International Flavors & Fragrances, Inc.	13,134	1,435,415
Kaiser Aluminum Corp.	882	73,277
KapStone Paper and Packaging Corp.	13,989	323,426
KMG Chemicals, Inc.	1,606	40,857
Koppers Holdings, Inc.	3,400	84,048

Louisiana-Pacific Corp. (a)	21,335	363,335
LSB Industries, Inc. (a)	1,198	48,926
Martin Marietta Materials, Inc.	44,367	6,278,374
Minerals Technologies, Inc.	5,317	362,247
Myers Industries, Inc.	3,978	75,582
Neenah Paper, Inc.	1,493	88,027
NewMarket Corp.	1,378	611,680
Olin Corp.	10,097	272,114
Olympic Steel, Inc.	280	4,883
Omnova Solutions, Inc. (a)	4,738	35,488
Owens-Illinois, Inc. (a)	1,727	39,617
Packaging Corporation of America	15,987	999,028
Platform Specialty Products Corp. (a)	3,237	82,802
Polyone Corp.	14,527	569,023
Quaker Chemical Corp.	35,705	3,172,032
Real Industry, Inc. (a)	2,522	28,625
Rock-Tenn Co.	4,453	268,071
Royal Gold, Inc.	550	33,874
RPM International, Inc.	21,625	1,058,976
RTI International Metals, Inc. (a)	444	13,995
Ryerson Holding Corp. (a)	152	1,383
Schweitzer-Mauduit International, Inc.	922	36,769
Scotts Miracle-Gro Co.	6,587	390,016
Sealed Air Corp.	34,244	1,759,457
Senomyx, Inc. (a)	6,822	36,566
Sensient Technologies Corp.	29,726	2,031,475
Silgan Holdings, Inc.	6,596	348,005
Steel Dynamics, Inc.	4,422	91,602
Stepan Co.	1,551	83,925
Stillwater Mining Co. (a)	6,395	74,118
Summit Materials, Inc. (a)	4,177	106,514
Suncoke Energy, Inc.	7,527	97,851
Tahoe Resources, Inc.	3,220	39,059
The Valspar Corp.	13,224	1,081,988
Trecora Resources (a)	3,307	49,936
Tredegar Corp.	860	19,015
Trinseo S.A. (a)	1,907	51,184
United States Lime & Minerals, Inc.	27	1,569
US Concrete, Inc. (a)	2,388	90,481
Valhi, Inc.	1,333	7,545
W.R. Grace & Co. (a)	11,837	1,187,251
Wausau Paper Corp.	6,160	56,549
Worthington Industries, Inc.	1,814	54,529

		49,285,374

Telecommunication Services - 0.88%
8x8, Inc. (a)	5,019	44,970
Boingo Wireless, Inc. (a)	3,141	25,945
Cogent Communications Holdings, Inc.	7,471	252,819
Consolidated Communications Holdings, Inc.	5,327	111,920
FairPoint Communications, Inc. (a)	3,303	60,181
General Communication, Inc. (a)	5,781	98,335
IDT Corp.	515	9,311
Incontact, Inc. (a)	8,988	88,711
Inteliquent, Inc.	2,314	42,578
Intelsat S.A. (a)	1,293	12,826

Lumos Networks Corp.	3,123	46,189
Pacific Datavision, Inc. (a)	1,431	60,288
RingCentral, Inc. (a)	8,705	160,955
SBA Communications Corp. (a)	93,490	10,748,545
Shenandoah Telecommunications Company	3,368	115,287
Straight Path Communications, Inc. (a)	1,578	51,743
Vonage Holdings Corp. (a)	3,321	16,306
Windstream Holdings, Inc.	15,652	99,860
Zayo Group Holdings, Inc. (a)	20,201	519,570

		12,566,339

Utilities - 0.16%
Allete, Inc.	39,000	1,809,210
American States Water Co.	409	15,293
Genie Energy Ltd	423	4,429
ITC Holdings Corp.	9,227	296,925
Ormat Technologies, Inc.	2,507	94,464
Spark Energy, Inc.	349	5,500
TerraForm Power, Inc.	396	15,040
Vivint Solar, Inc. (a)	2,041	24,839
York Water Co.	54	1,126

		2,266,826

Total Common Stocks (Cost $1,346,277,190)		$1,350,993,944

SHORT-TERM INVESTMENTS - 4.71%
Money Market Funds - 4.71%
Goldman Sachs Financial Square Fund, 0.01%	33,541,668	$33,541,668
JPMorgan U.S. Government Money Market Fund, 0.01%	33,479,623	33,479,623

Total Short-Term Investments (Cost $67,021,291)		$67,021,291

TOTAL INVESTMENTS IN SECURITIES - 99.56% (Cost $1,413,298,481)		$1,418,015,235
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.44%		6,235,711

TOTAL NET ASSETS - 100.00%		$1,424,250,946

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

June 30, 2015

Open Futures Contracts

Number of Contracts Purchased	Description	Settlement Month	Notional Amount	Value	Unrealized Depreciation
12	E-Mini S&P MidCap 400 Index Futures	Sep. 2015	$1,837,836	$1,797,720	$(40,116)
26	E-Mini NASDAQ 100 Index Futures	Sep. 2015	2,336,902	2,282,930	(53,972)
87	Russell 2000 Index Mini Futures	Sep. 2015	11,023,235	10,878,480	(144,755)

					$(238,843)

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2015

	Shares	Value
COMMON STOCKS - 97.45%
Consumer Discretionary - 13.14%
Aaron’s, Inc.	2,234	$80,893
Abercrombie & Fitch Co.	2,802	60,271
AMC Entertainment Holdings, Inc.	783	24,022
American Eagle Outfitters, Inc.	911	15,687
American Public Education, Inc. (a)	690	17,747
America’s Car-Mart, Inc. (a)	265	13,070
Apollo Education Group, Inc. (a)	3,803	48,983
Aramark	638	19,759
Arctic Cat, Inc.	346	11,491
Ascena Retail Group, Inc. (a)	5,639	93,918
Ascent Capital Group, Inc. (a)	529	22,609
Barnes & Noble, Inc. (a)	2,030	52,699
Bassett Furniture Industries, Inc.	210	5,966
Beazer Homes USA, Inc. (a)	1,098	21,905
Bebe Stores, Inc.	1,353	2,706
Belmond Ltd (a)	4,033	50,372
Big 5 Sporting Goods Corp.	785	11,155
Biglari Holdings, Inc. (a)	7,762	3,211,527
Black Diamond, Inc. (a)	946	8,741
Bob Evans Farms, Inc.	882	45,026
Bridgepoint Education, Inc. (a)	689	6,587
Brunswick Corp.	44,073	2,241,553
Build-A-Bear Workshop, Inc. (a)	530	8,475
Burlington Stores, Inc. (a)	310	15,872
Cabela’s, Inc. (a)	62,016	3,099,560
Cablevision Systems Corp.	6,956	166,527
Caesars Acquisition Co. (a)	2,068	14,228
Caesars Entertainment Corp. (a)	1,923	11,769
Caleres, Inc.	1,586	50,403
Callaway Golf Co.	3,322	29,699
Cambium Learning Group, Inc. (a)	484	2,067
Career Education Corp. (a)	2,769	9,138

Carmike Cinemas, Inc. (a)	937	24,868
Carriage Services, Inc.	541	12,919
Carrols Restaurant Group, Inc. (a)	181	1,882
Cato Corp.	880	34,109
Cavco Industries, Inc. (a)	75	5,658
CBS Corp.	32,511	1,804,361
Central European Media Enterprises Ltd (a)	786	1,713
Century Communities, Inc. (a)	578	11,635
Chegg, Inc. (a)	1,864	14,614
Children’s Place, Inc.	613	40,096
Christopher & Banks Corp. (a)	1,486	5,959
Citi Trends, Inc. (a)	587	14,205
Clear Channel Outdoor Holdings, Inc.	895	9,066
Columbia Sportswear Co.	346	20,919
Conn’s, Inc. (a)	1,100	43,670
Cooper Tire & Rubber Co.	2,059	69,656
Cooper-Standard Holdings, Inc. (a)	535	32,886
Core Mark Holding Co., Inc.	42,345	2,508,941
Cracker Barrel Old Country Store, Inc.	57	8,502
Crocs, Inc. (a)	719	10,576
CSS Industries, Inc.	383	11,586
CST Brands, Inc.	89,434	3,493,292
Cumulus Media, Inc. (a)	5,740	11,652
D.R. Horton, Inc.	7,733	211,575
Daily Journal Corp. (a)	44	8,646
Dana Holding Corp.	3,103	63,860
Deckers Outdoor Corp. (a)	597	42,966
Del Frisco’s Restaurant Group, Inc. (a)	882	16,432
Delphi Automotive Plc	54,625	4,648,041
Denny’s Corp. (a)	1,153	13,386
Destination Xl Group, Inc. (a)	1,176	5,892
Devry Education Group, Inc.	2,568	76,989
Dick’s Sporting Goods, Inc.	1,151	59,587
Dillard’s, Inc.	848	89,201
DineEquity, Inc.	49	4,855
Dreamworks Animation SKG, Inc. (a)	3,053	80,538
DSW, Inc.	2,776	92,635
E.W. Scripps Co.	77,724	1,775,993

Eldorado Resorts, Inc. (a)	561	4,387
Empire Resorts, Inc. (a)	51	260
Entercom Communications Corp. (a)	1,025	11,706
Entravision Communication Corp.	167	1,374
Eros International Plc (a)	1,124	28,235
Escalade, Inc.	331	6,087
Ethan Allen Interiors, Inc.	1,101	29,000
EVINE Live, Inc. (a)	2,008	5,402
Expedia, Inc.	32,235	3,524,897
Express, Inc. (a)	347	6,284
Federal Mogul Holdings Corp. (a)	1,232	13,983
Fenix Parts, Inc. (a)	195	1,954
Finish Line, Inc.	73,279	2,038,622
Flexsteel Industries, Inc.	202	8,704
Foot Locker, Inc.	31,743	2,127,098
Fossil Group, Inc. (a)	313	21,710
Freds, Inc.	1,561	30,112
FTD Companies, Inc. (a)	718	20,240
GameStop Corp.	4,351	186,919
Gannett Co., Inc. (a)	4,559	63,773
Genesco, Inc. (a)	968	63,917
Gentex Corp.	5,876	96,484
Gildan Activewear, Inc.	160,950	5,349,978
Goodyear Tire & Rubber Co.	10,844	326,947
Graham Holdings Co.	140	150,507
Green Brick Partners, Inc. (a)	568	6,220
Group 1 Automotive, Inc.	743	67,487
Guess, Inc.	2,504	48,002
H&R Block, Inc.	71,948	2,133,258
Harley-Davidson, Inc.	20,283	1,142,947
Harman International Industries, Inc.	19,175	2,280,675
Harte-Hanks, Inc.	2,103	12,534
Haverty Furniture, Inc.	866	18,723
Helen Of Troy Corp. (a)	674	65,708
Hemisphere Media Group, Inc. (a)	404	4,808
Hooker Furniture Corp.	391	9,818
Houghton Mifflin Harcourt Co. (a)	5,087	128,192
Hovnanian Enterprises, Inc. (a)	4,792	12,747

HSN, Inc.	62,100	4,358,799
Iconix Brand Group, Inc. (a)	1,923	48,017
International Game Technology Plc (a)	1,220	21,667
International Speedway Corp.	1,124	41,217
Intrawest Resorts Holdings, Inc. (a)	702	8,157
iRobot Corp. (a)	975	31,083
Isle Of Capri Casinos, Inc. (a)	40	726
J.C. Penney Co., Inc. (a)	12,242	103,690
JAKKS Pacific, Inc. (a)	760	7,516
Jarden Corp. (a)	116,725	6,040,519
John Wiley & Sons, Inc.	1,851	100,639
Johnson Outdoors, Inc.	217	5,110
Journal Media Group, Inc.	691	5,728
K12, Inc. (a)	1,350	17,078
KB Home	3,300	54,780
Kona Grill, Inc. (a)	155	3,009
Lands End, Inc. (a)	552	13,706
La-Z-Boy, Inc.	94,368	2,485,653
Lear Corp.	54,362	6,102,678
Lennar Corp.	192	8,279
Lennar Corp.	73,536	3,753,277
LGI Homes, Inc. (a)	463	9,158
Libbey, Inc.	76	3,141
Liberty Broadband Corp. - Class A (a)	1,073	54,691
Liberty Broadband Corp. - Class C (a)	2,633	134,704
Liberty TripAdvisor Holdings, Inc. (a)	2,128	68,564
Lifetime Brands, Inc.	446	6,587
Lithia Motors, Inc.	19,680	2,226,989
Lumber Liquidators Holdings, Inc. (a)	1,095	22,677
M.D.C. Holdings, Inc.	49,180	1,473,925
M/I Homes, Inc. (a)	820	20,229
Macy’s, Inc.	43,520	2,936,294
Marcus Corp.	763	14,634
Marinemax, Inc. (a)	504	11,849
Marriott Vacations Worldwide Corp.	446	40,921
Martha Stewart Living Omnimedia, Inc. (a)	432	2,696
MDC Partners, Inc.	1,261	24,842
Media General, Inc. (a)	3,849	63,585

Mens Wearhouse, Inc.	130,810	8,380,997
Meredith Corp.	1,481	77,234
Meritage Homes Corp. (a)	1,493	70,305
Metaldyne Performance Group, Inc.	219	3,975
Modine Manufacturing Co. (a)	1,915	20,548
Monarch Casino & Resort, Inc. (a)	421	8,656
Morgans Hotel Group Co. (a)	858	5,783
Movado Group, Inc.	653	17,735
Murphy USA, Inc. (a)	1,707	95,285
NACCO Industries, Inc.	197	11,970
National Cinemedia, Inc.	1,862	29,718
New Home Co., Inc. (a)	374	6,444
New Media Investment Group, Inc.	1,809	32,435
New York Times Co.	4,427	60,429
Newell Rubbermaid, Inc.	95,538	3,927,567
Noodles & Co. (a)	155	2,263
Office Depot, Inc. (a)	18,098	156,729
Omnicom Group, Inc.	29,717	2,065,034
Penn National Gaming, Inc. (a)	2,976	54,610
Penske Automotive Group, Inc.	1,070	55,758
Pep Boys-Manny Moe & Jack (a)	2,257	27,693
Performance Sports Group Ltd (a)	1,678	30,204
Perry Ellis International, Inc. (a)	492	11,695
Pulte Group, Inc.	14,645	295,097
PVH Corp.	43,575	5,019,840
Quiksilver, Inc. (a)	2,565	1,700
Reading International, Inc. (a)	523	7,244
Regis Corp. (a)	1,607	25,326
Remy International, Inc.	1,199	26,510
Rent-A-Center, Inc.	2,135	60,527
Rentrak Corp. (a)	32	2,234
Ruby Tuesday, Inc. (a)	2,534	15,888
Ruth’s Hospitality Group, Inc.	541	8,721
Ryland Group, Inc.	1,232	57,128
Saga Communications, Inc.	132	4,996
Scholastic Corp.	42,073	1,856,681
Sears Holdings Corp. (a)	474	12,656
Sequential Brands Group, Inc. (a)	123	1,881

Servicemaster Global Holdings, Inc. (a)	111,525	4,033,859
SFX Entertainment, Inc. (a)	1,020	4,580
Shake Shack, Inc. (a)	56	3,375
Shoe Carnival, Inc.	649	18,730
Shutterfly, Inc. (a)	546	26,104
Signet Jewelers Ltd	27,625	3,542,630
Sizmek, Inc. (a)	869	6,170
Skullcandy, Inc. (a)	825	6,328
Sonic Automotive, Inc.	1,326	31,599
Sonic Corp.	585	16,848
Speedway Motorsports, Inc.	504	11,416
Sportsman’s Warehouse Holdings, Inc. (a)	309	3,513
Stage Stores, Inc.	1,353	23,718
Standard Motor Products, Inc.	790	27,745
Standard Pacific Corp. (a)	5,915	52,703
Stein Mart, Inc.	1,154	12,082
Strattec Security Corp.	117	8,038
Strayer Education, Inc. (a)	264	11,378
Superior Industries International, Inc.	1,014	18,566
Systemax, Inc. (a)	530	4,579
Taylor Morrison Home Corp. (a)	1,398	28,463
Tegna, Inc.	9,117	292,382
Tenneco, Inc. (a)	98,341	5,648,707
Tilly’s, Inc. (a)	442	4,274
Time, Inc.	4,392	101,060
Toll Brothers, Inc. (a)	4,606	175,903
Tower International, Inc. (a)	370	9,639
Townsquare Media, Inc. (a)	127	1,725
Travelport Worldwide Ltd	1,228	16,922
Tri Pointe Homes, Inc. (a)	6,159	94,233
Tribune Media Co.	3,237	172,823
Tribune Publishing Co.	358	5,563
Tuesday Morning Corp. (a)	377	4,247
Tupperware Brands Corp.	116	7,487
Unifi, Inc. (a)	611	20,469
Universal Electronics, Inc. (a)	106	5,283
Universal Technical Institute, Inc.	918	7,895
Vera Bradley, Inc. (a)	853	9,613

Vista Outdoor, Inc. (a)	2,235	100,352
Visteon Corp. (a)	18,100	1,900,138
Vitamin Shoppe, Inc. (a)	1,126	41,966
VOXX International Corp. (a)	807	6,682
WCI Communities, Inc. (a)	617	15,049
Wendy’s Co.	10,920	123,178
West Marine, Inc. (a)	711	6,854
Weyco Group, Inc.	275	8,201
William Lyon Homes (a)	647	16,608
Winnebago Industries, Inc.	99	2,335
Wolverine World Wide, Inc.	74,060	2,109,229
Zumiez, Inc. (a)	180	4,793

		116,589,829

Consumer Staples - 2.73%
Alico, Inc.	115	5,216
Avon Products, Inc.	17,488	109,475
B&G Foods, Inc.	120	3,424
Boulder Brands, Inc. (a)	168	1,166
Central Garden & Pet Co. (a)	1,676	19,123
Coca-Cola Bottling Co. Consolidated	18	2,719
Coca-Cola Enterprises, Inc.	28,537	1,239,647
Constellation Brands, Inc.	26,810	3,110,496
Craft Brew Alliance, Inc. (a)	265	2,931
Darling Ingredients, Inc. (a)	6,648	97,460
Dean Foods Co.	2,037	32,938
Elizabeth Arden, Inc. (a)	1,074	15,315
Energizer Holdings, Inc.	2,493	327,954
Fairway Group Holdings Corp. (a)	526	1,873
Flowers Foods, Inc.	762	16,116
Fresh Del Monte Produce, Inc.	1,331	51,457
Herbalife Ltd (a)	433	23,854
HRG Group, Inc. (a)	120,272	1,563,536
Ingles Markets, Inc.	389	18,583
Ingredion, Inc.	2,515	200,722
Inter Parfums, Inc.	409	13,877
J & J Snack Foods Corp.	22,570	2,497,822
John B. Sanfilippo & Son, Inc.	247	12,819
Lancaster Colony Corp.	30,981	2,814,624

Landec Corp. (a)	846	12,208
Nature’s Sunshine Products, Inc.	467	6,421
Nu Skin Enterprises, Inc.	1,864	87,850
Nutraceutical International Corp. (a)	368	9,104
Oil-Dri Corp. of America	177	5,377
Omega Protein Corp. (a)	865	11,894
Orchids Paper Products Co.	269	6,475
Pilgrim’s Pride Corp.	2,332	53,566
Pinnacle Foods, Inc.	4,674	212,854
Post Holdings, Inc. (a)	2,204	118,862
Revlon, Inc. (a)	357	13,106
Reynolds American, Inc.	8,782	655,664
Rite Aid Corp. (a)	572,104	4,777,068
Sanderson Farms, Inc.	910	68,396
Seaboard Corp. (a)	10	35,990
Seneca Foods Corp. (a)	331	9,192
Smart & Final Stores, Inc. (a)	973	17,388
Snyder’s-Lance, Inc.	1,968	63,507
SpartanNash Co.	1,509	49,103
Spectrum Brands Holdings, Inc.	37,075	3,781,279
Supervalu, Inc. (a)	10,523	85,131
The Andersons, Inc.	1,144	44,616
Tootsie Roll Industries, Inc.	479	15,477
Treehouse Foods, Inc. (a)	1,722	139,534
Tyson Foods, Inc.	38,227	1,629,617
United Natural Foods, Inc. (a)	159	10,125
Universal Corp.	916	52,505
Village Super Market, Inc.	273	8,651
Weis Markets, Inc.	484	20,400

		24,184,507

Energy - 3.93%
Abraxas Petroleum Corp. (a)	4,043	11,927
Adams Resources & Energy, Inc.	90	4,014
Alon USA Energy, Inc.	1,260	23,814
Approach Resources, Inc. (a)	1,536	10,522
Ardmore Shipping Corp.	747	9,046
Atwood Oceanics, Inc.	2,622	69,326
Barrett Bill Corp. (a)	2,134	18,331

Basic Energy Services, Inc. (a)	1,704	12,865
Bonanza Creek Energy, Inc. (a)	43,631	796,266
Bristow Group, Inc.	1,408	75,046
C&J Energy Services Ltd (a)	2,271	29,977
California Resources Corp.	12,737	76,932
Callon Petroleum Co. (a)	2,817	23,437
CARBO Ceramics, Inc.	792	32,971
Carrizo Oil & Gas, Inc. (a)	39,275	1,933,901
Clayton Williams Energy, Inc. (a)	250	16,438
Clean Energy Fuels Corp. (a)	2,849	16,011
Cloud Peak Energy, Inc. (a)	2,502	11,659
Cobalt International Energy, Inc. (a)	14,829	143,990
CONSOL Energy, Inc.	9,228	200,617
Contango Oil & Gas Co. (a)	703	8,626
CVR Energy, Inc.	397	14,943
Delek US Holdings, Inc.	40,502	1,491,284
Denbury Resources, Inc.	14,566	92,640
DHT Holdings, Inc.	3,948	30,676
Diamond Offshore Drilling, Inc.	2,583	66,667
Diamondback Energy, Inc. (a)	2,551	192,294
Dorian LPG Ltd (a)	1,028	17,147
Dril-Quip, Inc. (a)	1,570	118,143
Eclipse Resources Corp. (a)	2,056	10,815
Energen Corp.	46,979	3,208,666
Energy Fuels, Inc. (a)	744	3,311
Energy XXI Ltd	4,087	10,749
Ensco Plc	9,416	209,694
EP Energy Corp. (a)	1,456	18,535
EQT Corp.	21,996	1,789,155
Era Group, Inc. (a)	884	18,104
Erin Energy Corp. (a)	582	2,276
EXCO Resources, Inc.	6,778	7,998
Exterran Holdings, Inc.	2,784	90,898
FMSA Holdings, Inc. (a)	291	2,383
Forum Energy Technologies, Inc. (a)	80,503	1,632,601
Franks International	1,389	26,169
Frontline Ltd (a)	4,269	10,416
GasLog Ltd	1,678	33,476

Gastar Exploration, Inc. (a)	3,457	10,682
Geospace Technologies Corp. (a)	483	11,133
Golar LNG Ltd	3,604	168,667
Green Plains, Inc.	1,526	42,041
Gulfmark Offshore, Inc.	1,058	12,273
Gulfport Energy Corp. (a)	86,671	3,488,508
Halcon Resources Corp. (a)	15,007	17,408
Hallador Energy Co.	440	3,670
Helix Energy Solutions Group, Inc. (a)	4,279	54,044
Hornbeck Offshore Services, Inc. (a)	1,303	26,751
Independence Contract Drilling, Inc. (a)	648	5,748
Ion Geophysical Corp. (a)	4,508	4,824
Jones Energy, Inc. (a)	1,184	10,715
Key Energy Services, Inc. (a)	5,349	9,628
Kosmos Energy Ltd (a)	86,587	729,928
Laredo Petroleum, Inc. (a)	5,040	63,403
Marathon Petroleum Corp.	56,137	2,936,526
Matador Resources Co. (a)	82,686	2,067,150
Matrix Service Co. (a)	1,073	19,614
McDermott International, Inc. (a)	9,578	51,147
Nabors Industries Ltd	13,248	191,169
Natural Gas Services Group, Inc. (a)	499	11,387
Navios Maritime Acquisition Corp.	3,461	12,425
Newfield Exploration Co. (a)	6,587	237,922
Newpark Resources, Inc. (a)	3,554	28,894
Noble Corp. Plc	9,738	149,868
Noble Energy, Inc.	27,625	1,179,035
Nordic American Offshore Ltd	779	6,341
Nordic American Tanker Ltd	3,577	50,901
North Atlantic Drilling Ltd	2,741	3,262
Northern Oil & Gas, Inc. (a)	2,651	17,947
Oasis Petroleum, Inc. (a)	5,639	89,378
Oceaneering International, Inc.	3,279	152,769
Oil States International, Inc. (a)	2,079	77,401
Pacific Ethanol, Inc. (a)	938	9,680
Panhandle Oil And Gas, Inc.	407	8,421
Parker Drilling Co. (a)	5,234	17,377
Parsley Energy, Inc. (a)	63,429	1,104,933

Patterson-Uti Energy, Inc.	5,898	110,971
PBF Energy, Inc.	3,472	98,674
PDC Energy, Inc. (a)	1,626	87,219
Peabody Energy Corp.	11,468	25,115
Penn Virginia Corp. (a)	2,685	11,760
PHI, Inc. (a)	508	15,250
Pioneer Energy Services Corp. (a)	2,566	16,268
QEP Resources, Inc.	69,033	1,277,801
Renewable Energy Group, Inc. (a)	1,777	20,542
REX American Resources Corp. (a)	268	17,056
Rex Energy Corp. (a)	2,007	11,219
Rice Energy, Inc. (a)	40,539	844,427
Ring Energy, Inc. (a)	921	10,306
Rosetta Resources, Inc. (a)	3,074	71,132
Rowan Companies Plc	5,010	105,761
RPC, Inc.	2,034	28,130
RSP Permian, Inc. (a)	2,245	63,107
Sanchez Energy Corp. (a)	2,178	21,344
Sandridge Energy, Inc. (a)	17,788	15,600
Scorpio Tankers, Inc.	7,214	72,789
Seacor Holdings, Inc. (a)	735	52,141
Seadrill Ltd	15,032	155,431
Seventy Seven Energy, Inc. (a)	2,255	9,674
Ship Finance International Ltd	2,401	39,184
SM Energy Co.	2,740	126,369
Stone Energy Corp. (a)	2,387	30,052
Sunoco L.P.	51,355	2,326,382
Superior Energy Services, Inc.	6,055	127,397
Synergy Resources Corp. (a)	3,816	43,617
Targa Resources Corp.	1,154	102,960
Teekay Corp.	1,139	48,772
Teekay Tankers Ltd	3,473	22,957
Tesco Corp.	1,558	16,982
Tetra Technologies, Inc. (a)	3,356	21,411
Tidewater, Inc.	1,899	43,164
TransAtlantic Petroleum Ltd (a)	1,176	6,009
Triangle Petroleum Corp. (a)	2,023	10,155
Ultra Petroleum Corp. (a)	3,233	40,477

Unit Corp. (a)	2,052	55,650
W&T Offshore, Inc.	1,527	8,368
Western Refining, Inc.	27,525	1,200,641
Westmoreland Coal Co. (a)	636	13,216
Whiting Petroleum Corp. (a)	44,010	1,478,736
World Fuel Services Corp.	2,364	113,354
WPX Energy, Inc. (a)	8,315	102,108

		34,827,404

Financials - 27.53%
1st Source Corp.	622	21,223
Acadia Realty Trust	2,788	81,159
Access National Corp.	271	5,268
AG Mortgage Investment Trust, Inc.	1,396	24,123
Agree Realty Corp.	739	21,557
Alexander & Baldwin, Inc.	77,968	3,071,939
Alexander’s, Inc.	7	2,870
Alexandria Real Estate Equity, Inc.	2,885	252,322
Alleghany Corp. (a)	7,349	3,444,917
Allied World Assurance Co Holdings, AG.	3,867	167,132
Allstate Corp.	62,175	4,033,292
Altisource Asset Management Corp. (a)	14	2,020
Altisource Residential Corp.	2,399	40,423
American Assets Trust, Inc.	25,147	986,014
American Campus Communities, Inc.	4,525	170,547
American Capital Mortgage Investment Corp.	2,286	36,553
American Equity Investment Life Holding Co.	3,174	85,635
American Financial Goup, Inc.	2,780	180,811
American Homes 4 Rent	86,874	1,393,459
American National BankShares, Inc.	388	9,238
American National Insurance Co.	295	30,184
American Residential Properties, Inc.	1,310	24,235
Ameris Bancorp	1,285	32,498
Amerisafe, Inc.	831	39,107
Ames National Corp.	339	8,509
Amtrust Financial Services, Inc.	1,479	96,889
Anchor BanCorp Wisconsin, Inc. (a)	260	9,875
Anworth Mortgage Asset Corp.	4,477	22,072
Aon Plc	38,510	3,838,677

Apartment Investment & Management Co.	6,243	230,554
Apollo Commercial Real Estate Finance, Inc.	2,453	40,303
Apollo Residential Mortgage, Inc.	1,315	19,317
Apple Hospitality REIT, Inc.	7,503	141,582
Arch Capital Group Ltd (a)	5,001	334,867
Ares Cap Corp.	359,275	5,913,667
Ares Commercial Real Estate Corp.	1,196	13,622
Argo Group International Holdings Ltd	1,143	63,665
Armada Hoffler Properties, Inc.	1,300	12,987
Armour Residential REIT, Inc.	14,298	40,177
Arrow Financial Corp.	452	12,218
Arthur J. Gallagher & Co.	107,695	5,093,974
Ashford Hospitality Prime, Inc.	1,075	16,146
Ashford Hospitality Trust, Inc.	3,453	29,212
Aspen Insurance Holdings Ltd	2,521	120,756
Associated Banc Corp.	6,153	124,721
Associated Estates Realty Corp.	2,348	67,223
Assurant, Inc.	2,749	184,183
Assured Guaranty Ltd	6,110	146,579
Astoria Financial Corp.	3,651	50,347
Atlas Financial Holdings, Inc. (a)	263	5,215
AV Homes, Inc. (a)	441	6,337
Axis Capital Holdings Ltd	4,085	218,016
Baldwin & Lyons, Inc.	503	11,579
Banc of California, Inc.	1,409	19,374
BancFirst Corp.	282	18,457
Banco Latinoamericano De Comerico	1,263	40,643
Bancorpsouth, Inc.	118,394	3,049,829
Bank Mutual Corp.	1,852	14,205
Bank of Hawaii Corp.	1,764	117,624
Bank Of Marin Bancorp	230	11,700
Bank Of The Ozarks, Inc.	56,170	2,569,777
BankFinancial Corp.	722	8,505
BankUnited, Inc.	81,085	2,913,384
Banner Corp.	845	40,501
Bar Harbor Bankshares	209	7,405
BB&T Corp.	109,938	4,431,601
BBCN Bancorp, Inc.	3,210	47,476

BBX Capital Corp. (a)	93	1,510
Bear State Financial, Inc. (a)	507	4,735
Beneficial Bancorp, Inc. (a)	3,317	41,429
Berkshire Hills Bancorp, Inc.	1,181	33,635
BioMed Realty Trust, Inc.	8,206	158,704
Blue Hills Bancorp, Inc. (a)	1,217	17,038
Bluerock Resident Growth REIT, Inc. - Class A	771	9,761
BNC Bancorp	950	18,363
BOK Financial Corp.	1,153	80,226
Boston Private Financial Holdings, Inc.	3,392	45,487
Boston Properties, Inc.	35,166	4,256,493
Brandywine Realty Trust	7,247	96,240
Bridge Bancorp, Inc.	489	13,051
Bridge Capital Holdings (a)	377	11,235
Brixmor Property Group, Inc.	6,923	160,129
Brookline Bancorp, Inc.	2,906	32,809
Brown & Brown, Inc.	4,651	152,832
Bryn Mawr Bank Corp.	681	20,539
BSB Bancorp, Inc. (a)	304	6,721
C1 Financial, Inc. (a)	155	3,004
Calamos Asset Management, Inc.	765	9,371
Camden National Corp.	308	11,920
Camden Property Trust	3,496	259,683
Campus Crest Communities, Inc.	2,718	15,058
Capital Bank Financial Corp. (a)	62,483	1,816,381
Capital City Bank Group, Inc.	427	6,520
Capital Southwest Corp.	70,615	3,525,807
Capitol Federal Financial, Inc.	5,653	68,062
Capstead Mortgage Corp.	4,066	45,133
Cardinal Financial Corp.	1,268	27,630
Cascade Bancorp (a)	1,174	6,081
Cash Amer International, Inc.	1,090	28,547
CatchMark Timber Trust, Inc.	1,543	17,853
Cathay General Bancorp	3,220	104,489
CBL & Associates Properties, Inc.	6,793	110,047
Cedar Realty Trust, Inc.	3,713	23,763
CenterState Banks, Inc.	1,792	24,210
Central Pacific Financial Corp.	910	21,612

Century Bancorp, Inc.	136	5,530
Chambers Street Properties	9,750	77,512
Charles Schwab Corp.	61,185	1,997,690
Charter Financial Corp.	655	8,129
Chatham Lodging Trust	1,568	41,505
Chemical Financial Corp.	1,397	46,185
Chesapeake Lodging Trust	2,429	74,036
Chimera Investment Corp.	8,565	117,426
CIFC Corp.	321	2,546
CIT Group, Inc.	111,525	5,184,797
Citizens & Northern Corp.	562	11,549
Citizens, Inc. (a)	1,746	13,025
City Holding Co.	615	30,289
City National Corp.	1,929	174,362
Clifton Bancorp, Inc.	983	13,752
CNB Financial Corp., Inc.	631	11,610
CNO Financial Group, Inc.	7,912	145,185
Cobiz Financial, Inc.	1,512	19,762
Colony Capital, Inc.	4,581	103,760
Columbia Banking System, Inc.	2,352	76,534
Columbia Property Trust, Inc.	4,385	107,652
Commerce Bancshares, Inc.	3,316	155,089
Communications Sales & Leasing, Inc.	4,842	119,694
Community Bank System, Inc.	1,666	62,925
Community Trust Bancorp, Inc.	686	23,921
CommunityOne Bancorp (a)	512	5,514
ConnectOne Bancorp, Inc.	1,160	24,975
Consolidated-Tomoka Land Co.	131	7,551
Corenergy Infrastructure Trust, Inc.	2,080	13,146
Corporate Office Properties Trust	3,839	90,370
Corrections Corp Of America	4,738	156,733
Cousins Properties, Inc.	8,770	91,033
Cowen Group, Inc. (a)	4,301	27,526
Crawford & Co.	863	7,275
Cu Bancorp (a)	656	14,537
Cubesmart	1,468	33,999
Cullen/Frost Bankers, Inc.	2,184	171,619
Customers Bancorp, Inc. (a)	1,049	28,208

CVB Financial Corp.	173,101	3,048,309
CyrusOne, Inc.	160	4,712
CYS Investments, Inc.	6,897	53,314
DCT Industrial Trust, Inc.	3,553	111,706
DDR Corp.	12,163	188,040
Diamondrock Hospitality Co.	8,146	104,350
Dime Community Bancshares, Inc.	1,251	21,192
Discover Financial Services	57,416	3,308,310
Donegal Group, Inc.	487	7,417
Douglas Emmett, Inc.	51,058	1,375,503
Duke Realty Corp.	13,896	258,049
Dupont Fabros Technology, Inc.	1,673	49,270
Dynex Capital, Inc.	2,809	21,405
E*TRADE Financial Corp. (a)	11,645	348,768
Eagle Bancorp, Inc. (a)	260	11,430
East West Bancorp, Inc.	74,701	3,348,099
Eastgroup Properties, Inc.	44,587	2,507,127
Education Realty Trust, Inc.	1,964	61,591
EMC Insurance Group, Inc.	368	9,213
Empire State Realty Trust, Inc.	2,394	40,842
Employers Holdings, Inc.	547	12,461
Encore Capital Group, Inc. (a)	59,163	2,528,627
Endurance Specialty Holdings Ltd	1,844	121,151
Enova International, Inc. (a)	154	2,877
Enstar Group Ltd (a)	18,641	2,888,423
Enterprise Bancorp, Inc.	309	7,243
Enterprise Financial Services Corp.	820	18,671
EPR Properties	2,318	126,980
Equity Commonwealth	5,194	133,330
Equity One, Inc.	2,711	63,275
Equity Residential	50,123	3,517,131
Essex Property REIT, Inc.	11,030	2,343,875
EverBank Financial Corp.	3,908	76,792
Everest Re Group Ltd	1,799	327,436
Excel Trust, Inc.	1,979	31,209
Ezcorp, Inc. (a)	2,213	16,443
F.N.B. Corp.	7,107	101,772
Farmers Capital Bank Corp. (a)	288	8,188

FBL Financial Group, Inc.	387	22,338
FCB Financial Holdings, Inc. (a)	1,113	35,393
Federal Agricultural Mortgage Corp.	434	12,612
Federated National Holding Co.	590	14,278
FelCor Lodging Trust, Inc.	5,728	56,593
Fidelity & Guaranty Life	488	11,531
Fidelity National Financial Ventures Group (a)	3,214	49,431
Fidelity Southern Corp.	685	11,946
Fifth Third Bancorp	191,193	3,980,638
Financial Institutions, Inc.	667	16,568
First American Financial Corp.	137,074	5,100,524
First Bancorp	839	13,995
First Bancorp P.R. (a)	4,466	21,526
First Bancorp, Inc.	457	8,884
First Busey Corp.	3,099	20,360
First Business Financial Services, Inc.	147	6,891
First Cash Financial Services, Inc. (a)	90	4,103
First Citizens Bancshares, Inc.	310	81,542
First Commonwealth Financial Corp.	3,592	34,447
First Community Bancshares, Inc.	714	13,009
First Connecticut Bancorp, Inc.	632	10,030
First Defiance Financial Corp.	384	14,412
First Financial Bancorp	2,440	43,774
First Financial Bankshares, Inc.	1,096	37,965
First Financial Corp.	445	15,913
First Horizon National Corp.	9,444	147,987
First Industrial Realty Trust, Inc.	4,457	83,480
First Interstate BancSystem, Inc.	769	21,332
First Merchants Corp.	1,515	37,420
First Midwest Bancorp, Inc.	3,172	60,173
First NBC Bank Holding Co. (a)	619	22,284
First Niagara Financial Group, Inc.	14,288	134,879
First of Long Island Corp.	562	15,579
First Potomac Realty Trust	2,372	24,432
First Republic Bank	5,705	359,586
Firstmerit Corp.	6,706	139,686
Flagstar Bancorp, Inc. (a)	908	16,780
Flushing Financial Corp.	1,243	26,115

Forest City Enterprises, Inc. (a)	8,744	193,242
Forestar Group, Inc. (a)	1,341	17,648
Fox Chase Bancorp, Inc.	486	8,223
Franklin Financial Network, Inc. (a)	228	5,230
Franklin Street Properties Corp.	3,615	40,886
FRP Holdings, Inc. (a)	263	8,529
Fulton Financial Corp.	7,162	93,536
Gain Capital Holdings, Inc.	980	9,369
Gaming and Leisure Properties, Inc.	3,043	111,556
Genworth Financial, Inc. (a)	19,971	151,180
German American Bancorp, Inc.	600	17,670
Getty Realty Corp.	1,104	18,061
Glacier Bancorp, Inc.	3,057	89,937
Gladstone Commercial Corp.	837	13,861
Global Indemnity Plc (a)	373	10,474
Government Properties Income Trust	914	16,955
Gramercy Property Trust, Inc.	2,290	53,517
Great Ajax Corp.	395	5,601
Great Southern Bancorp, Inc.	415	17,488
Great Western Bancorp, Inc.	1,630	39,299
Green Bancorp, Inc. (a)	402	6,175
Green Dot Corp. (a)	1,846	35,296
Greenlight Capital Re Ltd (a)	1,258	36,696
Guaranty Bancorp	609	10,055
Hallmark Financial Services, Inc. (a)	653	7,431
Hampton Roads Bankshares, Inc. (a)	1,664	3,461
Hancock Holding Co.	3,158	100,772
Hanmi Financial Corp.	1,348	33,484
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,374	27,549
Hanover Insurance Group, Inc.	1,819	134,661
Hatteras Financial Corp.	4,105	66,912
HCC Insurance Holdings, Inc.	3,855	296,218
HCI Group, Inc.	327	14,457
Healthcare Realty Trust, Inc.	4,064	94,529
Healthcare Trust of America, Inc.	4,580	109,691
Heartland Financial USA, Inc.	666	24,789
Heritage Commerce Corp.	855	8,217
Heritage Financial Corp.	1,344	24,017

Heritage Financial Group, Inc.	246	7,424
Heritage Insurance Holdings, Inc. (a)	398	9,150
Heritage Oaks Bancorp	965	7,595
Hersha Hospitality Trust	1,977	50,677
Highwoods Properties, Inc.	3,799	151,770
Hilltop Holdings, Inc. (a)	1,995	48,060
Hingham Institution for Savings	49	5,640
Home Bancshares, Inc.	467	17,074
Home Properties, Inc.	2,331	170,280
Homestreet, Inc. (a)	621	14,171
Hometrust Bancshares, Inc. (a)	802	13,442
Horace Mann Educators Corp.	110,391	4,016,025
Horizon Bancorp	366	9,135
Hospitality Properties Trust	6,054	174,476
Hudson City Bancorp, Inc.	21,251	209,960
Hudson Pacific Properties, Inc.	3,014	85,507
Hudson Valley Holding Corp.	595	16,785
Huntington Bancshares, Inc.	310,142	3,507,706
Iberiabank Corp.	39,667	2,706,479
Independence Holding Co.	363	4,788
Independence Realty Trust, Inc.	936	7,048
Independent Bank Corp.	69,215	3,245,491
Independent Bank Group, Inc.	388	16,645
Infinity Property & Casualty Corp.	460	34,886
Infrareit, Inc.	852	24,163
Inland Real Estate Corp.	2,409	22,693
International Banchares Corp.	2,200	59,114
INTL FCStone, Inc. (a)	452	15,024
Invesco Mortgage Capital, Inc.	5,076	72,688
Investment Technology Group, Inc.	1,201	29,785
Investors Bancorp, Inc.	601,089	7,393,395
Investors Real Estate Trust	5,134	36,657
Iron Mountain, Inc.	5,131	159,061
iStar Financial, Inc. (a)	3,363	44,795
J.G. Wentworth Co. (a)	560	5,152
James River Group Holdings Ltd	530	13,711
Janus Capital Group, Inc.	5,429	92,944
Jones Lang LaSalle, Inc.	492	84,132

Kansas City Life Insurance Co.	142	6,491
KCG Holdings, Inc. (a)	1,598	19,703
Kearny Financial Corp. (a)	3,741	41,750
Kemper Corp.	1,762	67,925
Kennedy-Wilson Holdings, Inc.	141,813	3,487,182
Kilroy Realty Corp.	25,189	1,691,441
Kimco Realty Corp.	93,695	2,111,885
Kite Realty Group Trust	3,377	82,635
Ladder Capital Corp.	1,563	27,118
Ladenburg Thalmann Financial Services, Inc. (a)	3,784	13,244
Lakeland Bancorp, Inc.	1,717	20,415
Lakeland Financial Corp.	685	29,708
LaSalle Hotel Properties	35,231	1,249,291
LegacyTexas Financial Group, Inc.	1,920	57,984
Legg Mason, Inc.	2,673	137,740
Lexington Realty Trust	8,415	71,359
Liberty Property Trust	6,020	193,964
Loews Corp.	38,952	1,500,042
LPL Financial Holdings, Inc.	84,525	3,929,567
LTC Properties, Inc.	1,380	57,408
Mack Cali Realty Corp.	3,600	66,348
Maiden Holdings Ltd	1,903	30,029
MainSource Financial Group, Inc.	854	18,745
Marlin Business Services Corp.	351	5,925
Marsh & McLennan Companies, Inc.	70,262	3,983,855
MB Financial, Inc.	3,014	103,802
MBIA, Inc. (a)	6,314	37,947
McGraw Hill Financial, Inc.	18,359	1,844,162
Meadowbrook Insurance Group, Inc.	2,056	17,682
Medical Properties Trust, Inc.	8,531	111,841
Mercantile Bank Corp.	724	15,501
Merchants Bancshares, Inc.	242	8,003
Meridian Bancorp, Inc. (a)	1,868	25,050
Meta Financial Group, Inc.	237	10,172
Metro Bancorp, Inc.	479	12,521
MFA Financial, Inc.	15,237	112,601
MGIC Investment Corp. (a)	7,595	86,431
Mid-America Apartment Communities, Inc.	3,042	221,488

MidWestOne Financial Group, Inc.	283	9,316
Moelis & Co.	91	2,613
Monmouth Real Estate Investment Corp.	2,600	25,272
Monogram Residential Trust, Inc.	6,732	60,723
Montpelier Re Holdings Ltd	1,500	59,250
Moody’s Corp.	13,595	1,467,716
Nasdaq OMX Group, Inc.	106,094	5,178,448
National Bank Holdings Corp.	1,436	29,912
National Bankshares, Inc	306	8,954
National Communications Corp. (a)	240	6,192
National General Holdings Corp.	1,401	29,183
National Health Investors, Inc.	1,014	63,172
National Interstate Corp.	280	7,650
National Penn Bancshares, Inc.	5,699	64,285
National Retail Properties, Inc.	5,402	189,124
National Western Life Insurance Co.	101	24,188
Nationstar Mortgage Holdings, Inc. (a)	1,592	26,746
Navient Corp.	94,759	1,725,561
Navigators Group, Inc. (a)	35,809	2,777,346
NBT Bancorp, Inc.	1,758	46,007
Nelnet, Inc.	956	41,404
New Residential Investment Corp.	8,099	123,429
New Senior Investment Group, Inc.	2,695	36,032
New York Mortgage Trust, Inc.	4,753	35,552
New York REIT, Inc.	6,637	66,038
NewBridge Bancorp	1,408	12,573
NewStar Financial, Inc. (a)	1,022	11,242
Nexpoint Residential Trust, Inc.	748	10,046
NMI Holdings, Inc. (a)	2,092	16,778
Northfield Bancorp, Inc.	218,206	3,284,000
Northstar Realty Finance Corp.	13,943	221,694
Northwest Bancshares, Inc.	3,859	49,472
OceanFirst Financial Corp.	530	9,884
Ocwen Financial Corp. (a)	4,321	44,074
OFG Bancorp	1,947	20,774
Old National Bancorp	4,760	68,830
Old Republic International Corp.	10,705	167,319
Old Second Bancorp, Inc. (a)	828	5,465

Omega Healthcare Investors, Inc.	5,369	184,318
One Liberty Properties, Inc.	556	11,832
OneBeacon Insurance Group Ltd	981	14,234
Oppenheimer Holdings, Inc.	441	11,589
Opus Bank	428	15,485
Orchid Island Capital, Inc.	819	9,181
Oritani Financial Corp.	1,842	29,564
Outfront Media, Inc.	5,493	138,643
Pacific Continental Corp.	822	11,122
Pacific Premier Bancorp, Inc. (a)	849	14,399
PacWest Bancorp	168,649	7,886,027
Palmetto Bancshares, Inc.	232	4,587
Paramount Group, Inc.	7,127	122,299
Park National Corp.	511	44,646
Park Sterling Corp.	1,917	13,802
Parkway Properties, Inc.	3,486	60,796
Partnerre Ltd	1,926	247,491
Peapack-Gladstone Financial Corp.	615	13,665
Pebblebrook Hotel Trust	83,164	3,566,072
Penns Woods Bancorp, Inc.	209	9,215
Pennsylvania REIT	2,774	59,197
Peoples Bancorp, Inc.	725	16,922
Peoples Financial Services Corp.	308	12,200
People’s United Financial, Inc.	12,452	201,847
PHH Corp. (a)	1,999	52,034
Physicians Realty Trust	141,908	2,179,707
Pico Holdings, Inc. (a)	976	14,367
Piedmont Office Realty Trust, Inc.	6,210	109,234
Pinnacle Financial Partners, Inc.	1,340	72,856
Piper Jaffray Companies. (a)	693	30,243
Plum Creek Timber Co., Inc.	4,160	168,771
Popular, Inc. (a)	4,156	119,942
Post Properties, Inc.	1,472	80,033
Potlatch Corp.	468	16,530
Preferred Apartment Communities, Inc.	831	8,268
Preferred Bank Los Angeles	479	14,394
Primerica, Inc.	2,077	94,898
PrivateBancorp, Inc.	3,154	125,592

ProAssurance Corp.	2,291	105,867
Prosperity Bancshares, Inc.	2,831	163,462
Provident Financial Services, Inc.	2,651	50,342
PS Business Parks, Inc.	712	51,371
QCR Holdings, Inc.	449	9,770
Radian Group, Inc.	7,714	144,715
Rait Financial Trust	3,479	21,257
Ramco-Gershenson Properties Trust	3,225	52,632
Raymond James Financial, Inc.	82,038	4,887,824
Rayonier, Inc.	5,119	130,790
RCS Capital Corp.	2,001	15,328
Re/Max Holdings, Inc.	424	15,056
Realogy Holdings Corp. (a)	3,733	174,406
Redwood Trust, Inc.	3,492	54,824
Regency Centers Corp.	48,708	2,872,798
Regional Management Corp. (a)	442	7,894
Reinsurance Group of America, Inc.	92,981	8,821,107
RenaissanceRe Holdings Ltd	1,874	190,230
Renasant Corp.	1,298	42,315
Republic Bancorp, Inc.	381	9,792
Resource America, Inc.	714	6,005
Resource Capital Corp.	5,612	21,718
Retail Opportunity Investments Corp.	3,803	59,403
Retail Properties of America, Inc.	9,510	132,474
Rexford Industrial Realty, Inc.	2,256	32,892
RLI Corp.	1,773	91,114
RLJ Lodging Trust	3,408	101,490
Rouse Properties, Inc.	1,428	23,348
S&T Bancorp, Inc.	1,391	41,160
Sabra Health Care REIT, Inc.	2,048	52,716
Safeguard Scientifics, Inc. (a)	846	16,463
Safety Insurance Group, Inc.	618	35,665
Sandy Spring Bancorp, Inc.	985	27,560
Saul Centers, Inc.	46	2,263
Seacoast Banking Corp. of Florida (a)	849	13,414
SEI Investments Co.	150,162	7,362,443
Select Income REIT	2,601	53,685
Selective Insurance Group, Inc.	2,374	66,591

Senior Housing Properties Trust	9,571	167,971
ServisFirst Bancshares, Inc.	869	32,648
Sierra Bancorp	513	8,880
Signature Bank (a)	164	24,008
Silver Bay Realty Trust Corp.	94,498	1,539,372
Simmons First National Corp.	1,183	55,222
Sl Green Realty Corp.	27,662	3,039,777
SLM Corp. (a)	115,510	1,140,084
South Street Financial Corp.	928	70,519
Southside Bancshares, Inc.	1,062	31,042
Southwest Bancorp, Inc.	848	15,781
Sovran Self Storage, Inc.	190	16,513
Spirit Realty Capital, Inc.	17,831	172,426
Springleaf Holdings, Inc. (a)	2,090	95,952
Square 1 Financial, Inc. (a)	435	11,897
Stag Industrial, Inc.	2,647	52,940
StanCorp Financial Group, Inc.	1,704	128,839
Starwood Property Trust, Inc.	9,696	209,143
Starwood Waypoint Residentl Trust	1,515	35,996
State Auto Financial Corp.	683	16,358
State Bank Financial Corp.	1,478	32,073
State National Companies, Inc.	1,235	13,375
State Street Corp.	26,641	2,051,357
Sterling Bancorp	3,794	55,772
Stewart Information Services Corp.	937	37,293
Stifel Financial Corp. (a)	39,119	2,258,731
Stock Yards Bancorp, Inc.	637	24,072
Stonegate Bank	356	10,563
Stonegate Mortgage Corp. (a)	538	5,418
Store Capital Corp.	1,469	29,527
Strategic Hotels & Resorts, Inc. (a)	11,053	133,962
Suffolk Bancorp	474	12,163
Summit Hotel Properties, Inc.	3,644	47,408
Sun Bancorp, Inc. (a)	287	5,525
Sun Communities, Inc.	1,567	96,888
Sunstone Hotel Investors, Inc.	8,435	126,609
Suntrust Banks, Inc.	69,784	3,002,108
Susquehanna Bancshares, Inc.	7,320	103,358

SVB Financial Group (a)	765	110,145
Symetra Financial Corp.	169,517	4,097,226
Synovus Financial Corp.	5,317	163,870
Talmer Bancorp, Inc.	2,168	36,314
Taubman Centers, Inc.	1,376	95,632
TCF Financial Corp.	6,867	114,061
TD Ameritrade Holding Corp.	146,030	5,376,825
Tejon Ranch Co. (a)	508	13,061
Terreno Realty Corp.	1,750	34,475
Territorial Bancorp, Inc.	337	8,176
Texas Capital Bancshares, Inc. (a)	1,711	106,493
TFS Financial Corp.	2,650	44,573
The Bancorp, Inc. (a)	1,346	12,491
The GEO Group, Inc.	2,991	102,173
The Howard Hughes Corp. (a)	948	136,076
The St. Joe Co. (a)	1,891	29,367
Third Point Reinsurance Ltd (a)	3,231	47,657
Tiptree Financial, Inc.	1,179	8,548
Tompkins Financial Corp.	625	33,575
Torchmark Corp.	61,689	3,591,534
Towne Bank	1,822	29,680
Trade Street Residential, Inc.	833	5,548
TriCo Bancshares	976	23,473
Tristate Capital Holdings, Inc. (a)	897	11,598
Triumph Bancorp, Inc. (a)	594	7,811
TrustCo Bank Corp.	3,856	27,108
Trustmark Corp.	2,759	68,920
Two Harbors Investment Corp.	15,112	147,191
UMB Financial Corp.	1,605	91,517
UMH Properties, Inc.	1,043	10,221
Umpqua Holdings Corp.	8,888	159,895
Union Bankshares Corp.	1,824	42,390
United Bankshares, Inc.	2,796	112,483
United Community Banks, Inc.	1,949	40,676
United Community Financial Corp.	1,984	10,614
United Financial Bancorp, Inc.	1,823	24,519
United Fire Group, Inc.	845	27,682
United Insurance Holdings Corp.	711	11,049

UnitedDevelopment Funding IV	1,250	21,850
Univest Corp. of Pennsylvania	702	14,293
Unum Group	51,716	1,848,847
Validus Holdings Ltd	3,471	152,689
Valley National Bancorp	9,460	97,533
Virtus Investment Partners, Inc.	263	34,782
W.P. Carey, Inc.	4,211	248,196
W.R. Berkley Corp.	32,649	1,695,463
Waddell & Reed Financial, Inc.	236	11,165
Walker & Dunlop, Inc. (a)	539	14,413
Walter Investment Management Corp. (a)	1,535	35,105
Washington Federal, Inc.	3,834	89,524
Washington Real Estate Investment Trust	2,793	72,478
Washington Trust Bancorp, Inc.	628	24,793
Waterstone Financial, Inc.	1,342	17,714
Webster Financial Corp.	3,651	144,397
Weingarten Realty Investors	4,992	163,188
WesBanco, Inc.	1,519	51,676
West Bancorporation, Inc.	676	13,412
Westamerica Bancorporation	1,047	53,031
Western Alliance Bancorporation (a)	1,381	46,623
Western Asset Mortgage Capital Corp.	1,859	27,457
White Mountains Insurance Group Ltd	241	157,841
Whitestone REIT	1,139	14,830
Wilshire Bancorp, Inc.	2,871	36,261
Wintrust Financial Corp.	1,911	102,009
World Acceptance Corp. (a)	111	6,828
WP Glimcher, Inc.	7,512	101,637
WSFS Financial Corp.	1,165	31,863
Xenia Hotels & Resorts, Inc.	4,489	97,591
XL Group Plc	55,298	2,057,086
Yadkin Financial Corp. (a)	977	20,467
Zions Bancorp	8,154	258,766

		244,349,932

Health Care - 9.39%
ACADIA Pharmaceuticals, Inc. (a)	265	11,098
Aceto Corp.	149	3,670
Acorda Therapeutics, Inc. (a)	157	5,233

Adamas Pharmaceuticals, Inc. (a)	419	10,986
Addus Homecare Corp. (a)	29,584	824,210
Affymetrix, Inc. (a)	2,228	24,330
Agenus, Inc. (a)	640	5,523
Akebia Therapeutics, Inc. (a)	985	10,136
Alere, Inc. (a)	72,425	3,820,419
Alkermes Plc (a)	1,023	65,820
Alliance HealthCare Services, Inc. (a)	170	3,177
Allscripts Healthcare Solutions, Inc. (a)	5,018	68,646
Almost Family, Inc. (a)	290	11,574
Amedisys, Inc. (a)	231	9,178
Amphastar Pharmaceuticals, Inc. (a)	420	7,384
Amsurg Corp. (a)	95,747	6,697,503
Analogic Corp.	63,546	5,013,779
AngioDynamics, Inc. (a)	1,028	16,859
Anika Therapeutics, Inc. (a)	127	4,195
Array Biopharma, Inc. (a)	1,144	8,248
Arrowhead Research Corp. (a)	1,082	7,736
AtriCure, Inc. (a)	294	7,244
Becton Dickinson and Co.	11,691	1,656,030
BioCryst Pharmaceuticals, Inc. (a)	607	9,063
Bio-Rad Laboratories, Inc. (a)	829	124,856
BioScrip, Inc. (a)	2,805	10,182
Bio-Techne Corp.	875	86,161
Boston Scientific Corp. (a)	115,369	2,042,031
Brookdale Senior Living, Inc. (a)	5,803	201,364
Bruker Corp. (a)	46,941	958,066
Calithera Biosciences, Inc. (a)	436	3,113
Capital Senior Living Corp. (a)	52,660	1,290,170
Cardinal Health, Inc.	33,348	2,789,560
Catalent, Inc. (a)	196,375	5,759,679
Celldex Therapeutics, Inc. (a)	391	9,861
Cerus Corp. (a)	559	2,901
Community Health Systems, Inc. (a)	95,118	5,989,580
Conmed Corp.	1,103	64,272
Cross Country Healthcare, Inc. (a)	481	6,099
Cryolife, Inc.	1,176	13,265
Cutera, Inc. (a)	163	2,523

Cynosure, Inc. (a)	80	3,086
Cytokinetics, Inc. (a)	677	4,549
DaVita HealthCare Partners, Inc. (a)	13,354	1,061,242
Dentsply International, Inc.	4,173	215,118
Dermira, Inc. (a)	315	5,528
Emergent Biosolutions, Inc. (a)	358	11,796
Endocyte, Inc. (a)	1,490	7,733
Ensign Group, Inc.	56	2,859
Entellus Medical, Inc. (a)	33	854
Exactech, Inc. (a)	418	8,707
Five Star Quality Care, Inc. (a)	1,781	8,549
Genesis Healthcare, Inc. (a)	603	3,980
Geron Corp. (a)	359	1,537
Greatbatch, Inc. (a)	45,745	2,466,570
Haemonetics Corp. (a)	1,090	45,082
Halyard Health, Inc. (a)	1,865	75,532
Hanger, Inc. (a)	1,505	35,277
Harvard Bioscience, Inc. (a)	1,245	7,096
HCA Holdings, Inc. (a)	84,525	7,668,108
Health Net, Inc. (a)	2,590	166,071
Healthsouth Corp.	42,595	1,961,926
Healthways, Inc. (a)	1,239	14,843
Hill-Rom Holdings, Inc.	200	10,866
ICON Plc (a)	36,935	2,485,726
ICU Medical, Inc. (a)	27,948	2,673,506
Ignyta, Inc. (a)	289	4,361
Immunomedics, Inc. (a)	243	987
INC Research Holdings, Inc. (a)	49,280	1,977,114
Inovio Pharmaceuticals, Inc. (a)	370	3,019
Integra Lifesciences Holdings Corp. (a)	39,128	2,636,053
Invacare Corp.	1,381	29,871
IPC Healthcare, Inc. (a)	294	16,285
Kindred Healthcare, Inc.	3,356	68,093
Laboratory Corp. of America Holdings (a)	16,173	1,960,491
Lemaitre Vascular, Inc.	282	3,401
Lexicon Pharmaceuticals, Inc. (a)	972	7,825
LHC Group, Inc. (a)	506	19,354
Lifepoint Hospitals, Inc. (a)	1,606	139,642

Loxo Oncology, Inc. (a)	303	5,463
Luminex Corp. (a)	1,599	27,599
Magellan Health, Inc. (a)	1,100	77,077
Mallinckrodt Plc (a)	31,525	3,711,123
McKesson Corp.	3,406	765,703
MedAssets, Inc. (a)	193	4,258
Medicines Co. (a)	2,404	68,778
MEDNAX, Inc. (a)	1,589	117,761
Meridian Bioscience, Inc.	268	4,996
Merit Medical Systems, Inc. (a)	1,831	39,440
Merrimack Pharmaceuticals, Inc. (a)	246	3,042
National Healthcare Corp.	406	26,386
Navidea Biopharmaceuticals, Inc. (a)	1,212	1,951
Omeros Corp. (a)	118	2,123
Omnicare, Inc.	14,110	1,329,867
OraSure Technologies, Inc. (a)	2,168	11,686
Orthofix International (a)	797	26,397
Osiris Therapeutics, Inc. (a)	109	2,121
Owens & Minor, Inc.	2,554	86,836
Patterson Companies, Inc.	1,570	76,380
PDL BioPharma, Inc.	6,759	43,460
PerkinElmer, Inc.	3,877	204,085
PharMerica Corp. (a)	1,267	42,191
QIAGEN (a)	9,294	230,398
Quidel Corp. (a)	659	15,124
Quintiles Transitional Holdings, Inc. (a)	167	12,126
Rigel Pharmaceuticals, Inc. (a)	801	2,571
Rockwell Medical, Inc. (a)	223	3,595
RTI Surgical, Inc. (a)	402	2,597
Select Medical Holdings Corp.	259	4,196
Spectrum Pharmaceuticals, Inc. (a)	2,094	14,323
St. Jude Medical, Inc.	27,131	1,982,462
Stemline Therapeutics, Inc. (a)	507	5,967
Steris Corp.	26,970	1,737,947
Surgical Care Affiliates, Inc. (a)	22	844
SurModics, Inc. (a)	460	10,773
Teleflex, Inc.	1,668	225,931
The Cooper Companies, Inc.	613	109,096

Theravance Biopharma, Inc. (a)	1,023	13,319
Theravance, Inc.	449	8,113
Tokai Pharmaceuticals, Inc. (a)	219	2,913
Tornier (a)	644	16,094
TransEnterix, Inc. (a)	1,048	3,144
Triple-S Management Corp. (a)	969	24,865
Trupanion, Inc. (a)	92	758
Unilife Corp. (a)	1,081	2,324
Universal American Corp. (a)	1,964	19,876
Vanda Pharmaceuticals, Inc. (a)	333	4,226
VCA, Inc. (a)	190	10,337
Verastem, Inc. (a)	1,046	7,887
Versartis, Inc. (a)	834	12,693
Vocera Communications, Inc. (a)	342	3,916
VWR Corp. (a)	210,326	5,622,014
Wright Medical Group, Inc. (a)	1,025	26,917
XOMA Corp. (a)	885	3,434
Zimmer Holdings, Inc.	27,737	3,029,713

		83,317,577

Industrials - 13.32%
AAR Corp.	1,420	45,255
ABM Industries	2,254	74,089
Acacia Research Corp.	2,169	19,022
Acco Brands Corp. (a)	4,435	34,460
Actuant Corp.	2,407	55,578
AECOM (a)	5,247	173,571
Aegion Corp. (a)	1,471	27,861
Aerojet Rocketdyne Holdings, Inc. (a)	1,323	27,267
AeroVironment, Inc. (a)	775	20,212
AGCO Corp.	3,044	172,838
Air Lease Corp.	3,909	132,515
Air Transport Services Group, Inc. (a)	2,204	23,120
Aircastle Ltd	2,489	56,426
Alamo Group, Inc.	388	21,200
Albany International Corp.	985	39,203
Allison Transmission Holdings, Inc.	3,277	95,885
Altra Industrial Motion Corp.	85,209	2,315,981
AMERCO	152	49,690

Ameresco, Inc. (a)	823	6,296
American Railcar Industries, Inc.	288	14,008
American Science & Engineering, Inc.	275	12,048
Applied Industrial Technologies, Inc.	49,557	1,964,935
ArcBest Corp.	709	22,546
Argan, Inc.	62	2,500
Armstrong World Industries, Inc. (a)	578	30,796
Astec Industries, Inc.	799	33,414
Atlas Air Worldwide Holdings, Inc. (a)	1,005	55,235
Babcock & Wilcox Co.	3,450	113,160
Barnes Group, Inc.	2,207	86,051
Beacon Roofing Supply, Inc. (a)	1,504	49,963
Brady Corp.	1,932	47,798
Briggs & Stratton Corp.	1,776	34,206
CAI International, Inc. (a)	697	14,351
Carlisle Companies, Inc.	19,555	1,957,847
Casella Waste Systems, Inc. (a)	1,300	7,293
Cbiz, Inc. (a)	168,518	1,624,514
CDI Corp.	605	7,865
CECO Environmental Corp.	886	10,038
Celadon Group, Inc.	352	7,279
Chart Industries, Inc. (a)	1,230	43,972
Chicago Bridge & Iron Co.	3,934	196,857
Circor International, Inc.	38,382	2,092,970
Civeo Corp.	3,911	12,007
Clarcor, Inc.	110	6,846
Clean Harbors, Inc. (a)	764	41,057
Colfax Corp. (a)	4,036	186,261
Columbus Mckinnon Corp.	782	19,550
Comfort Systems USA, Inc.	84	1,928
Con-way, Inc.	51,425	1,973,177
Copa Holdings S.A.	1,322	109,184
CRA International, Inc. (a)	387	10,786
Crane Co.	1,935	113,643
Cubic Corp.	831	39,539
Curtiss-Wright Corp.	21,987	1,592,738
Delta Air Lines, Inc.	30,601	1,257,089
Deluxe Corp.	911	56,482

Digitalglobe, Inc. (a)	2,921	81,175
Donaldson Co., Inc.	530	18,974
Douglas Dynamics, Inc.	677	14,542
Ducommun, Inc. (a)	444	11,397
Dun & Bradstreet Corp.	1,004	122,488
DXP Enterprises, Inc. (a)	356	16,554
Eagle Bulk Shipping, Inc. (a)	817	5,694
Emcor Group, Inc.	62,410	2,981,326
Encore Wire Corp.	51,932	2,300,068
EnerSys, Inc.	1,307	91,869
Engility Holdings, Inc. (a)	781	19,650
Ennis, Inc.	1,029	19,129
EnPro Industries, Inc.	376	21,515
Equifax, Inc.	36,805	3,573,397
Esco Technologies, Inc.	51,916	1,942,178
Essendant, Inc.	1,547	60,720
Esterline Technologies Corp. (a)	1,251	119,270
Exone Co. (a)	423	4,695
Federal Signal Corp.	2,536	37,812
Fluor Corp.	22,731	1,204,970
Fortune Brands Home & Security, Inc.	4,148	190,061
Franklin Covey Co. (a)	435	8,826
Franklin Electric Co., Inc.	157	5,076
FreightCar America, Inc.	267	5,575
FTI Consulting, Inc. (a)	1,538	63,427
Fuelcell Energy, Inc. (a)	7,065	6,902
G & K Services, Inc.	24,555	1,697,733
GATX Corp.	1,769	94,022
General Cable Corp.	174	3,433
Genesee & Wyoming, Inc. (a)	1,300	99,034
Gibraltar Industries, Inc. (a)	1,303	26,542
Global Brass and Copper Holdings, Inc.	114	1,939
Golden Ocean Group Ltd	2,850	10,973
Gorman Rupp Co.	565	15,865
Graftech International Ltd (a)	4,987	24,736
Graham Corp.	402	8,237
Granite Construction, Inc.	1,585	56,283
Great Lakes Dredge & Dock Corp. (a)	2,273	13,547

Griffon Corp.	1,039	16,541
HC2 Holdings, Inc. (a)	265	2,372
HD Supply Holdings, Inc. (a)	148,250	5,215,435
Heidrick & Struggles International, Inc.	695	18,126
Heritage Crystal Clean, Inc. (a)	472	6,938
Hertz Global Holdings, Inc. (a)	121,275	2,197,503
Hill International, Inc. (a)	1,470	7,732
Hillenbrand, Inc.	57,380	1,761,566
Hub Group, Inc. (a)	125	5,042
Hubbell, Inc.	12,277	1,329,354
Huntington Ingalls Industries, Inc.	28,087	3,162,315
Hurco Companies, Inc.	266	9,209
Huron Consulting Group, Inc. (a)	819	57,404
Hyster-Yale Materials Handling, Inc.	269	18,636
ICF International, Inc. (a)	786	27,400
IDEX Corp.	252	19,802
Ingersoll-Rand Plc	35,506	2,393,815
InnerWorkings, Inc. (a)	958	6,390
Insteel Industries, Inc.	104	1,945
ITT Corp.	3,579	149,745
Jacobs Engineering Group, Inc. (a)	5,040	204,725
Jetblue Airways Corp. (a)	7,879	163,568
Joy Global, Inc.	3,916	141,759
Kadant, Inc.	406	19,163
Kaman Corp.	986	41,353
KAR Auction Services, Inc.	81,475	3,047,165
KBR, Inc.	5,802	113,023
Kelly Services, Inc.	1,188	18,236
Kennametal, Inc.	3,187	108,740
KEYW Holding Corp. (a)	1,333	12,424
Kimball International, Inc.	892	10,847
Kirby Corp. (a)	2,241	171,795
KLX, Inc. (a)	2,118	93,467
Knoll, Inc.	118,260	2,960,048
Korn/Ferry International	928	32,267
Kratos Defense & Security Solutions, Inc. (a)	1,820	11,466
L.B. Foster Co.	447	15,471
Lincoln Electric Holdings, Inc.	243	14,796

Lindsay Corp.	70	6,154
LSI Industries, Inc.	869	8,116
Lydall, Inc. (a)	81,831	2,418,924
Macquarie Infrastructure Corp.	2,770	228,885
ManpowerGroup, Inc.	37,297	3,333,606
Marten Transport Ltd	826	17,924
Masco Corp.	116,537	3,108,042
Masonite International Corp. (a)	26,355	1,847,749
Mastec, Inc. (a)	2,694	53,530
Matson, Inc.	143	6,012
Matthews International Corp.	1,260	66,956
McGrath RentCorp	1,088	33,108
Meritor, Inc. (a)	1,742	22,855
Miller Industries, Inc.	439	8,758
Mistras Group, Inc. (a)	283	5,371
Mobile Mini, Inc.	1,668	70,123
Moog, Inc. (a)	1,418	100,224
MRC Global, Inc. (a)	4,154	64,138
MSA Safety, Inc.	47,318	2,295,396
MSC Industrial Direct Co., Inc.	1,328	92,655
Mueller Industries, Inc.	749	26,005
MYR Group, Inc. (a)	901	27,895
National Presto Industries, Inc.	195	15,662
Navigant Consulting, Inc. (a)	1,939	28,833
Navios Maritime Holdings, Inc.	3,254	12,105
Navistar International Corp. (a)	1,946	44,038
Neff Corp. (a)	374	3,774
NL Industries, Inc. (a)	347	2,571
Northwest Pipe Co. (a)	384	7,822
NOW, Inc. (a)	4,308	85,772
Orbital ATK, Inc.	2,435	178,632
Orion Marine Group, Inc. (a)	1,135	8,195
Oshkosh Corp.	28,629	1,213,297
Owens Corning	4,737	195,401
Parker-Hannifin Corp.	32,389	3,767,812
Pendrell Corp. (a)	6,710	9,193
Pitney Bowes, Inc.	4,979	103,613
Plug Power, Inc. (a)	2,802	6,865

Powell Industries, Inc.	418	14,701
PowerSecure International, Inc. (a)	751	11,085
Preformed Line Products Co.	129	4,866
Primoris Services Corp.	503	9,959
Quad/Graphics, Inc.	1,214	22,471
Quality Distribution, Inc. (a)	843	13,033
Quanex Building Products Corp.	1,330	28,502
Quanta Services, Inc. (a)	6,584	189,751
Raven Industries, Inc.	1,338	27,202
Raytheon Co.	12,541	1,199,923
Regal-Beloit Corp.	1,705	123,766
Republic Airways Holdings, Inc. (a)	2,187	20,077
Resources Connection, Inc.	1,233	19,839
Roadrunner Transportation Systems, Inc. (a)	769	19,840
Robert Half International, Inc.	96,253	5,342,041
RPX Corp. (a)	2,010	33,969
RR Donnelley & Sons Co.	3,987	69,493
Rush Enterprises, Inc. (a)	1,416	37,113
Ryder System, Inc.	2,142	187,147
Safe Bulkers, Inc.	1,738	5,596
Scorpio Bulkers, Inc. (a)	7,168	11,684
Simpson Manufacturing Co., Inc.	1,554	52,836
Skywest, Inc.	2,063	31,028
Snap-on, Inc.	21,775	3,467,669
Sparton Corp. (a)	162	4,426
Spirit Aerosystems Holdings, Inc. (a)	433	23,863
SPX Corp.	1,652	119,588
Standex International Corp.	28,638	2,289,035
Stanley Black & Decker, Inc.	18,608	1,958,306
TAL International Group, Inc.	1,352	42,723
Teledyne Technologies, Inc. (a)	1,056	111,419
Tennant Co.	47	3,071
Terex Corp.	42,507	988,288
Tetra Tech, Inc.	2,462	63,126
Textainer Group Holdings Ltd	892	23,201
The ADT Corp.	6,879	230,928
The Manitowoc Co., Inc.	5,470	107,212
The Timken Co.	37,034	1,354,333

Thermon Group Holdings, Inc. (a)	1,120	26,958
Titan International, Inc.	1,640	17,614
Titan Machinery, Inc. (a)	594	8,750
Towers Watson & Co.	30,619	3,851,870
TRC Companies, Inc. (a)	689	6,993
TriMas Corp. (a)	1,705	50,468
Trinet Group, Inc. (a)	106,140	2,690,649
Trinity Industries, Inc.	6,229	164,632
Triumph Group, Inc.	1,982	130,792
Tutor Perini Corp. (a)	1,593	34,377
Twin Disc, Inc.	338	6,300
UniFirst Corp.	597	66,774
United Rentals, Inc. (a)	25,675	2,249,644
Universal Forest Products, Inc.	810	42,144
Universal Truckload Services, Inc.	151	3,316
US Ecology, Inc.	71,180	3,467,890
USA Truck, Inc. (a)	257	5,456
UTI Worldwide, Inc. (a)	3,841	38,372
Valmont Industries, Inc.	898	106,745
Vectrus, Inc. (a)	35	870
Veritiv Corp. (a)	330	12,032
Viad Corp.	809	21,932
Vicor Corp. (a)	77	939
Virgin America, Inc. (a)	75	2,061
VSE Corp.	171	9,150
Wabco Holdings, Inc. (a)	52,492	6,494,310
Waste Connections, Inc.	4,967	234,045
Watts Water Technologies, Inc.	39,070	2,025,780
Werner Enterprises, Inc.	1,363	35,779
Wesco Aircraft Holdings, Inc. (a)	2,482	37,602
WESCO International, Inc. (a)	33,233	2,281,113
West Corp.	1,815	54,632
Woodward, Inc.	816	44,872
XPO Logistics, Inc. (a)	504	22,771
Xylem, Inc.	7,272	269,573
YRC Worldwide, Inc. (a)	1,073	13,928

		118,127,873

Information Technology - 15.89%

3D Systems Corp. (a)	2,848	55,593
6d Global Technologies, Inc. (a)	361	2,361
ACI Worldwide, Inc. (a)	111,580	2,741,521
Activision Blizzard, Inc.	176,461	4,272,121
Actua Corp. (a)	1,746	24,898
Acxiom Corp. (a)	3,143	55,254
Adtran, Inc.	2,146	34,873
Advanced Micro Devices, Inc. (a)	14,294	34,306
Advanced Energy Industries, Inc. (a)	749	20,590
Agilysys, Inc. (a)	600	5,508
Alliance Data Systems Corp. (a)	7,973	2,327,638
Alpha and Omega Semiconductor Ltd (a)	839	7,333
Amdocs Ltd	82,942	4,527,804
American Software, Inc.	816	7,752
Amkor Technology, Inc. (a)	3,991	23,866
Anixter International, Inc. (a)	1,149	74,857
ANSYS, Inc. (a)	2,921	266,512
Applied Micro Circuits Corp. (a)	2,354	15,890
Applied Optoelectronics, Inc. (a)	118	2,048
ARRIS Group, Inc. (a)	4,555	139,383
Arrow Electronics, Inc. (a)	52,377	2,922,637
Avago Technologies Ltd	59,101	7,856,296
Avid Technology, Inc. (a)	459	6,123
Avnet, Inc.	64,071	2,633,959
AVX Corp.	1,883	25,345
Axcelis Technologies, Inc. (a)	4,575	13,542
Bankrate, Inc. (a)	2,597	27,243
Bazaarvoice, Inc. (a)	1,188	6,997
Bel Fuse, Inc.	414	8,495
Benchmark Electronics, Inc. (a)	2,088	45,477
Black Box Corp.	621	12,420
Black Knight Financial Services, Inc. (a)	106	3,272
Blucora, Inc. (a)	1,649	26,631
Booz Allen Hamilton Holding Corp.	301	7,597
Bottomline Technologies, Inc. (a)	262	7,286
Broadridge Financial Solutions, Inc.	68,600	3,430,686
Brocade Communications Systems, Inc.	204,766	2,432,620
Brooks Automation, Inc.	2,681	30,697

Cabot Microelectronics Corp. (a)	147	6,925
Caci International, Inc. (a)	41,641	3,368,341
Calix, Inc. (a)	1,684	12,815
Care.com, Inc. (a)	648	3,836
Cascade Microtech, Inc. (a)	121	1,842
Cass Information Systems, Inc.	198	11,132
Ceva, Inc. (a)	414	8,044
Check Point Software Technologies Ltd (a)	43,575	3,466,391
Checkpoint Systems, Inc.	1,707	17,377
Ciber, Inc. (a)	3,189	11,002
Coherent, Inc. (a)	877	55,672
Cohu, Inc.	1,061	14,037
CommScope Holding Co., Inc. (a)	160,023	4,882,302
Comtech Telecommunications Corp.	660	19,173
Control4 Corp. (a)	853	7,583
Convergys Corp.	3,981	101,476
CoreLogic, Inc. (a)	1,994	79,142
Cree, Inc. (a)	4,381	114,037
CTS Corp.	1,431	27,575
Cyan, Inc. (a)	870	4,559
Cypress Semiconductor Corp.	13,331	156,773
Daktronics, Inc.	1,211	14,362
Datalink Corp. (a)	805	7,197
DealerTrack Technologies, Inc. (a)	1,520	95,441
DHI Group, Inc. (a)	1,070	9,512
Digi International, Inc. (a)	963	9,197
Diodes, Inc. (a)	1,489	35,900
Dolby Laboratories, Inc.	2,017	80,035
DSP Group, Inc. (a)	876	9,049
DST Systems, Inc.	336	42,329
DTS, Inc. (a)	83	2,531
EchoStar Corp. (a)	1,764	85,872
Electro Rent Corp.	691	7,504
EMCORE Corp. (a)	945	5,689
EnerNOC, Inc. (a)	1,080	10,476
Entegris, Inc. (a)	187,007	2,724,692
EPIQ System, Inc.	809	13,656
Eplus, Inc. (a)	209	16,020

Exar Corp. (a)	1,358	13,281
ExlService Holdings, Inc. (a)	93	3,216
Extreme Networks, Inc. (a)	3,654	9,829
Fabrinet (a)	1,472	27,571
Fairchild Semiconductor International, Inc. (a)	4,684	81,408
FARO Technologies, Inc. (a)	535	24,985
FEI Co.	19,310	1,601,378
Fidelity National Information Services, Inc.	44,666	2,760,359
Finisar Corp. (a)	4,174	74,589
First Solar, Inc. (a)	3,036	142,631
Fiserv, Inc. (a)	58,525	4,847,626
Flextronics International Ltd (a)	161,558	1,827,221
FLIR Systems, Inc.	2,076	63,982
Formfactor, Inc. (a)	1,225	11,270
Global Cash Access Holdings, Inc. (a)	2,702	20,913
Global Payments, Inc.	62,178	6,432,314
Glu Mobile, Inc. (a)	2,309	14,339
GSI Group, Inc. (a)	1,374	20,651
Harmonic, Inc. (a)	3,234	22,088
Harris Corp.	32,610	2,508,035
HomeAway, Inc. (a)	2,586	80,476
IAC/InterActiveCorp	14,350	1,143,121
II-Vi, Inc. (a)	2,098	39,820
Imation Corp. (a)	1,236	5,018
Ingram Micro, Inc. (a)	5,933	148,503
Insight Enterprises, Inc. (a)	1,554	46,480
Integrated Silicon Solution, Inc.	1,349	29,867
Interdigital, Inc.	150	8,534
Intersil Corp.	5,323	66,591
Intralinks Holdings, Inc. (a)	737	8,778
Itron, Inc. (a)	47,862	1,648,367
Ixia (a)	270	3,359
IXYS Corp.	1,008	15,422
Jabil Circuit, Inc.	107,983	2,298,958
JDS Uniphase Corp. (a)	9,428	109,176
Keysight Technologies, Inc. (a)	1,080	33,685
Kimball Electronics, Inc. (a)	1,111	16,209
Knowles Corp. (a)	3,429	62,065

Kopin Corp. (a)	2,642	9,115
KVH Industries, Inc. (a)	124	1,668
Lattice Semiconductor Corp. (a)	3,505	20,644
Leidos Holdings, Inc.	2,453	99,028
Lexmark International, Inc.	2,468	109,086
Limelight Networks, Inc. (a)	2,474	9,748
Liquidity Services, Inc. (a)	1,001	9,640
Littelfuse, Inc.	32,780	3,110,494
M/A-Com Technology Solutions Holdings, Inc. (a)	90,750	3,471,188
Mantech International Corp.	1,024	29,696
Marchex, Inc.	1,288	6,376
Marin Software, Inc. (a)	1,031	6,949
Marvell Technology Group Ltd	18,142	239,202
Mentor Graphics Corp.	107,536	2,842,176
Mercury Systems, Inc. (a)	1,424	20,847
Methode Electronics, Inc.	30,500	837,225
Micron Technology, Inc. (a)	184,025	3,467,031
Microsemi Corp. (a)	51,532	1,801,043
Millennial Media, Inc. (a)	4,796	7,770
MKS Instrument, Inc.	73,480	2,787,831
ModusLink Global Solutions, Inc. (a)	1,548	5,263
MoneyGram International, Inc. (a)	1,200	11,028
Monster Worldwide, Inc. (a)	3,884	25,401
Motorola Solutions, Inc.	31,546	1,808,848
Multi-Fineline Electronix, Inc. (a)	373	8,154
Nanometrics, Inc. (a)	952	15,346
National Instruments Corp.	3,521	103,729
NCR Corp. (a)	161,234	4,853,143
Neophotonics Corp. (a)	1,115	10,180
Netease, Inc. - ADR	13,176	1,908,741
NetGear, Inc. (a)	1,387	41,638
NeuStar, Inc. (a)	177	5,170
Newport Corp. (a)	1,062	20,136
Nuance Communications, Inc. (a)	10,176	178,182
NVE Corp.	110	8,624
NXP Semiconductors (a)	24,742	2,429,664
Oclaro, Inc. (a)	3,843	8,685
Omnivision Technologies, Inc. (a)	2,364	61,925

ON Semiconductor Corp. (a)	217,650	2,544,329
OSI Systems, Inc. (a)	595	42,120
Park Electrochemical Corp.	895	17,148
PC Connection, Inc.	385	9,525
Perficient, Inc. (a)	484	9,312
Pericom Semiconductor Corp.	928	12,203
Photronics, Inc. (a)	2,799	26,618
Plexus Corp. (a)	846	37,122
PMC-Sierra, Inc. (a)	4,599	39,367
Polycom, Inc. (a)	5,437	62,199
Power Integrations, Inc.	397	17,936
Progress Software Corp. (a)	2,045	56,238
QAD, Inc.	299	7,903
QLogic Corp. (a)	3,499	49,651
Quantum Corp. (a)	8,609	14,463
QuinStreet, Inc. (a)	1,411	9,101
RealNetworks, Inc. (a)	890	4,815
Reis, Inc.	123	2,728
Retailmenot, Inc. (a)	1,456	25,960
Rocket Fuel, Inc. (a)	1,074	8,807
Rofin Sinar Technologies, Inc. (a)	994	27,434
Rogers Corp. (a)	510	33,731
Rovi Corp. (a)	3,568	56,910
Rudolph Technologies, Inc. (a)	1,187	14,256
Sabre Corp.	185,325	4,410,735
Sanmina Corp. (a)	3,333	67,193
Sapiens International Corp.	232	2,408
ScanSource, Inc. (a)	1,145	43,579
SciQuest, Inc. (a)	469	6,946
SeaChange International, Inc. (a)	1,376	9,646
Seagate Technology Plc	35,388	1,680,930
Semtech Corp. (a)	1,775	35,234
Servicesource International, Inc. (a)	983	5,377
ShoreTel, Inc. (a)	2,024	13,723
Sigma Designs, Inc. (a)	1,384	16,511
Silicon Laboratories, Inc. (a)	500	27,005
Silver Spring Networks, Inc. (a)	81	1,005
Skyworks Solutions, Inc.	38,375	3,994,838

Sonus Networks, Inc. (a)	1,979	13,695
SS&C Technologies Holdings, Inc.	297	18,563
Stratasys Ltd (a)	2,045	71,432
SunEdison, Inc. (a)	869	25,992
SunPower Corp. (a)	2,034	57,786
Sykes Enterprises, Inc. (a)	1,501	36,399
Synnex Corp.	1,155	84,534
Synopsys, Inc. (a)	5,769	292,200
Take-Two Interactive Software, Inc. (a)	1,639	45,187
TE Connectivity Ltd	23,171	1,489,895
Tech Data Corp. (a)	54,983	3,164,821
TechTarget, Inc. (a)	679	6,063
TeleCommunication Systems, Inc. (a)	2,014	6,666
Telenav, Inc. (a)	1,100	8,855
Teletech Holdings, Inc.	123,129	3,334,333
Teradata Corp. (a)	1,469	54,353
Teradyne, Inc.	8,613	166,145
Tessera Technologies, Inc.	822	31,220
Total Systems Services, Inc.	162,574	6,790,716
Trimble Navigation Ltd (a)	9,867	231,480
TTM Technologies , Inc. (a)	2,442	24,392
Ubiquiti Networks, Inc.	84	2,681
Ultra Clean Holdings, Inc. (a)	1,264	7,875
Ultratech, Inc. (a)	1,105	20,509
Unisys Corp. (a)	852	17,031
United Online, Inc. (a)	578	9,057
Veeco Instruments, Inc. (a)	1,628	46,789
Verint Systems, Inc. (a)	135	8,201
Viasat, Inc. (a)	255	15,366
Vishay Intertechnology, Inc.	5,474	63,936
Vishay Precision Group, Inc. (a)	511	7,696
Western Digital Corp.	61,677	4,836,710
Xcerra Corp. (a)	1,310	9,917
Zillow Group, Inc. (a)	711	61,672
Zynga, Inc. (a)	30,581	87,462

		140,934,291

Materials - 7.64%
A. Schulman, Inc.	119	5,203

AK Steel Holding Corp. (a)	7,455	28,851
Albemarle Corp.	4,505	248,991
Allegheny Technologies, Inc.	4,394	132,699
American Vanguard Corp.	1,025	14,145
AptarGroup, Inc.	2,046	130,473
Ashland, Inc.	2,453	299,021
Avery Dennison Corp.	110,081	6,708,336
Axiall Corp.	2,825	101,841
Bemis, Inc.	3,483	156,770
Berry Plastics Group, Inc. (a)	1,928	62,467
Boise Cascade Co. (a)	13,151	482,379
Cabot Corp.	2,563	95,574
Calgon Carbon Corp.	82,321	1,595,381
Carpenter Technology Corp.	92,373	3,572,988
Century Alum Co. (a)	1,882	19,629
Chase Corp.	26	1,034
Cliffs Natural Resources, Inc.	6,524	28,249
Coeur Mining, Inc. (a)	5,449	31,114
Commercial Metals Co.	4,683	75,303
Constellium (a)	282,200	3,338,426
Crown Holdings, Inc. (a)	184,261	9,749,250
Cytec Industries, Inc.	2,583	156,349
Domtar Corp.	2,569	106,357
Flotek Industries, Inc. (a)	2,160	27,065
FutureFuel Corp.	977	12,574
Glatfelter	101,184	2,225,036
Graphic Packaging Holding Co.	339,998	4,736,172
Greif, Inc.	1,246	44,669
Handy & Harman Ltd (a)	88	3,049
Hawkins, Inc.	368	14,864
Haynes International, Inc.	500	24,660
HB Fuller Co.	53,260	2,163,421
Hecla Mining Co.	15,499	40,762
Horsehead Holding Corp. (a)	2,264	26,534
Huntsman Corp.	54,615	1,205,353
Innophos Holdings, Inc.	55,850	2,939,944
Innospec, Inc.	969	43,644
International Paper Co.	30,009	1,428,128

Intrepid Potash, Inc. (a)	83,646	998,733
Kaiser Aluminum Corp.	447	37,137
Kraton Performance Polymers, Inc. (a)	1,264	30,184
Kronos Worldwide, Inc.	828	9,075
Louisiana-Pacific Corp. (a)	445	7,578
LSB Industries, Inc. (a)	498	20,338
Martin Marietta Materials, Inc.	2,328	329,435
Materion Corp.	800	28,200
Minerals Technologies, Inc.	31,480	2,144,732
Neenah Paper, Inc.	308	18,160
Olin Corp.	639	17,221
Olympic Steel, Inc.	314	5,476
OM Group, Inc.	66,683	2,240,549
Omnova Solutions, Inc. (a)	754	5,647
Owens-Illinois, Inc. (a)	6,075	139,361
Packaging Corp. of America	71,165	4,447,101
Platform Specialty Products Corp. (a)	4,055	103,727
Polyone Corp.	17,213	674,233
Quaker Chemical Corp.	163	14,481
Rayonier Advanced Materials, Inc.	1,596	25,951
Real Industry, Inc. (a)	350	3,973
Reliance Steel & Aluminum Co.	60,863	3,680,994
Rock-Tenn Co.	79,674	4,796,375
Royal Gold, Inc.	2,465	151,819
RTI International Metals, Inc. (a)	1,143	36,027
Ryerson Holding Corp. (a)	344	3,130
Schnitzer Steel Industries, Inc.	1,127	19,689
Schweitzer-Mauduit International, Inc.	1,018	40,598
Scotts Miracle-Gro Co.	182	10,776
Sensient Technologies Corp.	31,848	2,176,492
Sonoco Products Co.	4,049	173,540
Steel Dynamics, Inc.	8,636	178,895
Stepan Co.	399	21,590
Stillwater Mining Co. (a)	3,292	38,154
Suncoke Energy, Inc.	832	10,816
Tahoe Resources, Inc.	5,617	68,134
The Valspar Corp.	34,374	2,812,481
TimkenSteel Corp.	1,618	43,670

Tredegar Corp.	790	17,467
Tronox Ltd	2,613	38,228
United States Lime & Minerals, Inc.	73	4,243
United States Steel Corp.	5,848	120,586
Valhi, Inc.	368	2,083
Wausau Paper Corp.	238	2,185
Worthington Industries, Inc.	1,491	44,819

		67,870,788

Telecommunication Services - 0.34%
8x8, Inc. (a)	2,296	20,572
Atlantic Tele Network, Inc.	34,629	2,392,171
Boingo Wireless, Inc. (a)	665	5,493
Cincinnati Bell, Inc. (a)	8,443	32,252
Consolidated Communications Holdings, Inc.	638	13,404
Frontier Communications Corp.	40,311	199,540
Globalstar, Inc. (a)	19,085	40,269
Hawaiian Telcom Holdco, Inc. (a)	427	11,145
IDT Corp.	587	10,613
Incontact, Inc. (a)	307	3,030
Inteliquent, Inc.	791	14,554
Intelsat S.A. (a)	843	8,363
Iridium Communications, Inc. (a)	3,461	31,461
Lumos Networks Corp.	114	1,686
NTELOS Holdings Corp. (a)	428	1,977
ORBCOMM, Inc. (a)	2,214	14,945
Pacific Datavision, Inc. (a)	157	6,614
Premiere Global Services, Inc. (a)	1,753	18,038
Shenandoah Telecommunications Co.	168	5,751
Spok Holdings, Inc.	951	16,015
Telephone & Data Systems, Inc.	3,768	110,779
United States Cellular Corp. (a)	565	21,284
Vonage Holdings Corp. (a)	6,724	33,015
Windstream Holdings, Inc.	261	1,665
Zayo Group Holdings, Inc. (a)	776	19,959

		3,034,595

Utilities - 3.54%
Abengoa Yield Plc	1,948	61,011
AES Corp.	157,180	2,084,207

AGL Resources, Inc.	4,824	224,605
Allete, Inc.	1,971	91,435
Alliant Energy Corp.	42,740	2,466,953
Ameren Corp.	34,366	1,294,911
American Electric Power Co., Inc.	61,053	3,233,977
American States Water Co.	1,395	52,159
American Water Works Co., Inc.	7,196	349,942
Aqua America, Inc.	7,105	174,002
Artesian Resources Corp.	326	6,875
Atlantic Power Corp.	5,010	15,431
Atmos Energy Corp.	4,047	207,530
Avista Corp.	2,517	77,146
Black Hills Corp.	1,820	79,443
California Water Service Group	1,913	43,712
Chesapeake Utilities Corp.	614	33,064
Cleco Corp.	2,428	130,748
CMS Energy Corp.	11,087	353,010
Connecticut Water Services, Inc.	438	14,962
Consolidated Water Co., Inc.	570	7,182
Dynegy, Inc. (a)	5,139	150,316
Edison International	53,876	2,994,428
El Paso Electric Co.	1,639	56,808
Empire District Electric Co.	1,735	37,823
FirstEnergy Corp.	26,097	849,457
Genie Energy Ltd	383	4,010
Great Plains Energy, Inc.	75,089	1,814,150
Hawaiian Electric Industries, Inc.	4,310	128,136
IDACORP, Inc.	2,025	113,684
ITC Holdings Corp.	3,921	126,178
Laclede Group, Inc.	1,756	91,417
MDU Res Group, Inc.	7,919	154,658
MGE Energy, Inc.	56,748	2,197,850
Middlesex Water Co.	653	14,732
National Fuel Gas Co.	3,431	202,052
New Jersey Resources Corp.	3,449	95,020
Northwest Natural Gas Co.	1,074	45,301
Northwestern Corp.	1,900	92,625
NRG Yield, Inc.	1,340	29,333

NRG Yield, Inc.	1,430	31,446
OGE Energy Corp.	8,037	229,617
One Gas, Inc.	57,661	2,454,052
Ormat Technologies, Inc.	865	32,593
Otter Tail Corp.	1,499	39,873
Pattern Energy Group, Inc.	2,074	58,860
Pepco Holdings, Inc.	10,148	273,387
PG&E Corp.	24,805	1,217,926
Piedmont Natural Gas Co., Inc.	3,173	112,039
Pinnacle West Capital Corp.	4,440	252,592
PNM Resources, Inc.	3,209	78,941
Portland General Electric Co.	44,037	1,460,267
Questar Corp.	7,168	149,883
SCANA Corp.	5,737	290,579
SJW Corp.	621	19,059
South Jersey Industries, Inc.	2,855	70,604
Southwest Gas Corp.	1,886	100,354
Spark Energy, Inc.	70	1,103
Talen Energy Corp. (a)	3,319	56,954
TECO Energy, Inc.	9,457	167,011
TerraForm Power, Inc.	1,946	73,909
UGI Corp.	6,931	238,773
UIL Holdings Corp.	42,115	1,929,709
Unitil Corp.	599	19,779
Vectren Corp.	3,330	128,138
Vivint Solar, Inc. (a)	319	3,882
Westar Energy, Inc.	45,511	1,557,386
WGL Holdings, Inc.	2,005	108,851
York Water Co.	449	9,366

		31,367,216

Total Common Stocks (Cost $877.207.364)		$864,604,012

	Contracts
RIGHTS - 0.00%
Health Care - 0.00%
BioScrip, Inc. (b)	8	$—

Total Rights (Cost $0)		$—

	Shares
SHORT-TERM INVESTMENTS
Money Market Funds - 2.40%
Goldman Sachs Financial Square Funds - Government Fund, 0.01%	10,622,857	$10,622,857
JPMorgan U.S. Government Money Market Fund, 0.01%	10,619,438	10,619,438

Total Short-Term Investments (Cost $21,242,295)		$21,242,295

TOTAL INVESTMENTS IN SECURITIES - 99.85% (Cost $898,449,659)		$885,846,307
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.15%		1,288,584

TOTAL NET ASSETS - 100.00%		$887,134,891

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-Income Producing
(b)	The price for this security was derived from an estimate of fair market value using methods approved by the Fund’s Board of Trustees. This security represents $0 or 0.00% of the Fund’s net assets and is classified as a Level 2 security.

The accompanying notes are an integral part of these financial statements.

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

June 30, 2015

Open Futures Contracts

Number of Contracts Purchased	Description	Settlement Month	Notional Amount	Value	Unrealized (Depreciation)
2	E-Mini S&P MidCap 400 Index Futures	Sep. 2015	$305,964	$299,620	$(6,344)

					$(6,344)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the Bridge Builder Trust

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of the Bridge Builder Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund and Bridge Builder Small/Mid Cap Value Fund (hereafter referred to as the “Funds”) at June 30, 2015, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedules of investments (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

August 24, 2015

Chicago, IL

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bridge Builder Trust

By (Signature and Title)*	/s/ Joseph Neuberger
Joseph Neuberger, President
Date 8/24/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joseph Neuberger
Joseph Neuberger, President

Date 8/24/2015

By (Signature and Title)*	/s/ Jason Hadler
Jason Hadler, Treasurer

Date 8/24/2015

*	Print the name and title of each signing officer under his or her signature.